UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds (Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota 55415 (Address of principal executive offices) (Zip code)

James M. Odland, Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7215 Date of fiscal year end: October 31 Date of reporting period: January 31, 2006

Item 1. Schedule of Investments

Thrivent Mutual Funds

Schedule of Investments

As of January 31, 2006 (unaudited)

	Aggressive Allocation Fund(a)
	Schedule of Investments as of January 31, 2006 (unaudited)
Shares		Value	Percentage

Equity Funds (91.5%)
398,336	Thrivent Partner Small Cap Growth Fund	$4,672,483	6.5%
308,870	Thrivent Partner Small Cap Value Fund	4,657,752	6.5
262,251	Thrivent Small Cap Stock Fund	5,027,354	7.0
186,146	Thrivent Mid Cap Growth Fund	3,237,079	4.5
289,567	Thrivent Partner Mid Cap Value Fund	3,173,651	4.4
193,368	Thrivent Mid Cap Stock Fund	3,652,722	5.1
1,318,073	Thrivent Partner International Stock Fund	15,988,226	22.4
2,493,785	Thrivent Large Cap Growth Fund	13,915,320	19.5
337,949	Thrivent Large Cap Value Fund	5,177,375	7.3
212,203	Thrivent Large Cap Stock Fund	5,744,334	8.0
19,488	Thrivent Real Estate Securities Fund	216,901	0.3

	Total Equity Funds
	(cost $61,982,672)	65,463,197

Debt Funds (6.6%)
391,299	Thrivent High Yield Fund	1,987,800	2.8
153,246	Thrivent Income Fund	1,314,847	1.9
109,934	Thrivent Limited Maturity Bond Fund	1,381,876	1.9

	Total Debt Funds
	(cost $4,691,982)	4,684,523

Short-Term Investments (1.9%)
1,383,303	Thrivent Money Market Fund	1,383,303	1.9

	Total Short-Term Investments
	(cost $1,383,303)	1,383,303

	Total Fund Investments
	(cost $68,057,957)	$71,531,023	100.0

(a) Investments are in Institutional Class Shares.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $3,483,769 and $(10,703), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderately Aggressive Allocation Fund(a)
	Schedule of Investments as of January 31, 2006 (unaudited)
Shares		Value	Percentage

Equity (78.7%)
464,095	Thrivent Partner Small Cap Growth Fund	$5,443,838	3.6%
359,214	Thrivent Partner Small Cap Value Fund	5,416,943	3.6
319,426	Thrivent Small Cap Stock Fund	6,123,405	4.1
264,898	Thrivent Mid Cap Growth Fund	4,606,570	3.1
411,722	Thrivent Partner Mid Cap Value Fund	4,512,478	3.0
323,702	Thrivent Mid Cap Stock Fund	6,114,729	4.1
1,927,078	Thrivent Partner International Stock Fund	23,375,457	15.5
3,999,177	Thrivent Large Cap Growth Fund	22,315,409	14.8
1,172,720	Thrivent Large Cap Value Fund	17,966,072	12.0
706,066	Thrivent Large Cap Stock Fund	19,113,205	12.7
295,904	Thrivent Real Estate Securities Fund	3,293,414	2.2

	Total Equity Funds
	(cost $112,320,893)	118,281,520

Debt Funds (18.4%)
2,524,406	Thrivent High Yield Fund	12,823,980	8.5
851,560	Thrivent Income Fund	7,306,724	4.9
599,424	Thrivent Limited Maturity Bond Fund	7,534,760	5.0

	Total Debt Funds
	(cost $27,687,288)	27,665,464

Short-Term Investments (2.9%)
4,391,354	Thrivent Money Market Fund	4,391,354	2.9

	Total Short-Term Investments
	(cost $4,391,354)	4,391,354

	Total Fund Investments
	(cost $144,399,535)	$150,338,338	100.0

(a) Investments are in Institutional Class Shares.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $5,982,037 and $(43,234), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderate Allocation Fund(a)
	Schedule of Investments as of January 31, 2006 (unaudited)
Shares		Value	Percentage

Equity Funds (62.1%)
596,116	Thrivent Small Cap Stock Fund	$11,427,545	7.2%
518,626	Thrivent Mid Cap Stock Fund	9,796,844	6.2
1,499,795	Thrivent Partner International Stock Fund	18,192,512	11.5
3,683,973	Thrivent Large Cap Growth Fund	20,556,572	13.0
939,911	Thrivent Large Cap Value Fund	14,399,437	9.1
692,696	Thrivent Large Cap Stock Fund	18,751,283	11.9
460,778	Thrivent Real Estate Securities Fund	5,128,455	3.2

	Total Equity Funds
	(cost $93,489,339)	98,252,648

Debt Funds (31.1%)
2,722,082	Thrivent High Yield Fund	13,828,176	8.7
1,958,088	Thrivent Income Fund	16,800,391	10.6
1,487,914	Thrivent Limited Maturity Bond Fund	18,703,079	11.8

	Total Debt Funds
	(cost $49,471,575)	49,331,646

Short-Term Investments (6.8%)
10,771,353	Thrivent Money Market Fund	10,771,353	6.8

	Total Short-Term Investments
	(cost $10,771,353)	10,771,353

	Total Fund Investments
	(cost $153,732,267)	$158,355,647	100.0

(a) Investments are in Institutional Class Shares.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $4,763,308 and $(139,928), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderately Conservative Allocation Fund(a)
	Schedule of Investments as of January 31, 2006 (unaudited)
Shares		Value	Percentage

Equity Funds (44.0%)
135,952	Thrivent Small Cap Stock Fund	$2,606,209	4.2%
136,052	Thrivent Mid Cap Stock Fund	2,570,024	4.1
378,872	Thrivent Partner International Stock Fund	4,595,717	7.4
1,123,720	Thrivent Large Cap Growth Fund	6,270,360	10.1
288,512	Thrivent Large Cap Value Fund	4,420,001	7.1
183,663	Thrivent Large Cap Stock Fund	4,971,753	8.0
175,908	Thrivent Real Estate Securities Fund	1,957,858	3.1

	Total Equity Funds
	(cost $26,062,480)	27,391,922

Debt Funds (46.2%)
843,154	Thrivent High Yield Fund	4,283,224	6.9
786,387	Thrivent Income Fund	6,747,200	10.8
1,413,540	Thrivent Limited Maturity Bond Fund	17,768,196	28.5

	Total Debt Funds
	(cost $28,905,569)	28,798,620

Short-Term Investments (9.8%)
6,142,875	Thrivent Money Market Fund	6,142,875	9.8

	Total Short-Term Investments
	(cost $6,142,875)	6,142,875

	Total Fund Investments
	(cost $61,110,924)	$62,333,417	100.0

(a) Investments are in Institutional Class Shares.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $1,329,442 and $(106,949), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Technology Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (83.4%)	Value	Shares	Common Stock (83.4%)	Value

Consumer Discretionary (1.7%)
2,700	Amazon.com, Inc.(b)	$121,014	3,900	aQuantive, Inc.(b,c)	$101,439
1,500	Getty Images, Inc.(b,c)	122,475	11,300	ASML Holding NV ADR(b,c)	255,267
3,200	Pixar, Inc.(b)	184,896	14,000	ATI Technologies, Inc.(b,c)	249,900
3,800	Shuffle Master, Inc.(b,c)	96,520	12,048	AU Optronics Corporation(c)	184,214
9,900	Time Warner, Inc.	173,547	4,200	Autodesk, Inc.	170,478
7,500	Walt Disney Company	189,825	3,300	Automatic Data Processing, Inc.	145,002
4,600	XM Satellite Radio Holdings, Inc.(b,c)	120,428	14,800	Avaya, Inc.(b)	156,140

	Total Consumer		3,100	Avid Technology, Inc.(b)	153,977
	Discretionary	1,008,705	5,900	Avocent Corporation(b)	196,293

			20,900	BEA Systems, Inc.(b)	216,733
Health Care (4.6%)			500	Blue Coat Systems, Inc.(b,c)	20,495
1,300	Fisher Scientific International, Inc.(b)	86,931	14,300	Broadcom Corporation(b)	975,260
1,500	Genentech, Inc.(b)	128,880	800	CACI International, Inc.(b)	45,680
1,800	Genzyme Corporation(b)	127,692	6,100	Check Point Software
9,000	iShares Dow Jones US Healthcare			Technologies, Ltd.(b)	132,004
	Sector Index Fund(c)	576,270	4,500	CheckFree Corporation(b)	233,190
12,000	iShares Nasdaq		90,400	Cisco Systems, Inc.(b)	1,678,728
	Biotechnology Index Fund(b,c)	966,240	12,600	Citrix Systems, Inc.(b)	388,584
10,900	iShares S&P Global Healthcare		4,000	Cogent, Inc.(b,c)	96,120
	Sector Index Fund(c)	584,676	6,200	Cognizant Technology
1,600	Medtronic, Inc.	90,352		Solutions Corporation(b)	324,694
1,100	St. Jude Medical, Inc.(b)	54,043	4,200	Cognos, Inc.(b)	160,020
3,300	WebMD Health Corporation(b)	131,802	1,100	Computer Sciences Corporation(b)	55,770
1,000	Zimmer Holdings, Inc.(b)	68,950	27,900	Compuware Corporation(b)	229,896

	Total Health Care	2,815,836	22,300	Comverse Technology, Inc.(b)	610,797

			14,800	Corning, Inc.(b)	360,380
Industrials (0.5%)			15,100	Cypress Semiconductor
1,300	Avery Dennison Corporation	77,662		Corporation(b,c)	255,643
6,000	Monster Worldwide, Inc.(b)	255,960	25,900	Dell, Inc.(b)	759,129

	Total Industrials	333,622	1,600	Digital Insight Corporation(b)	57,392

			2,700	Digital River, Inc.(b,c)	90,666
Information Technology (75.6%)			3,000	Digitas, Inc.(b,c)	39,270
5,800	24/7 Real Media, Inc.(b,c)	52,432	2,000	DST Systems, Inc.(b)	113,320
9,200	Accenture, Ltd.	290,076	12,400	eBay, Inc.(b)	534,440
1,466	Activision, Inc.(b)	21,022	4,700	Electronic Arts, Inc.(b)	256,526
13,936	Adobe Systems, Inc.	553,538	93,900	EMC Corporation(b)	1,258,260
18,300	Advanced Micro Devices, Inc.(b)	766,038	16,100	Entrust, Inc.(b,c)	64,883
1,300	Affiliated Computer Services, Inc.(b,c)	81,380	7,900	F5 Networks, Inc.(b)	511,130
7,600	Agilent Technologies, Inc.(b)	257,716	9,000	First Data Corporation	405,900
4,200	Akamai Technologies, Inc.(b,c)	91,686	27,400	Flextronics International, Ltd.(b)	286,604
11,400	Altera Corporation(b)	220,134	5,600	FormFactor, Inc.(b,c)	166,992
13,000	Amdocs, Ltd.(b)	418,600	6,107	Freescale Semiconductor, Inc.(b)	154,202
4,200	Amphenol Corporation	213,486	2,000	Global Payments, Inc.	101,860
20,100	Analog Devices, Inc.	799,377	4,200	Google, Inc.(b)	1,819,650
24,300	Apple Computer, Inc.(b)	1,834,893	15,600	Hewlett-Packard Company	486,408
37,100	Applied Materials, Inc.	706,755	5,132	Homestore, Inc.(b)	30,998

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (83.4%)	Value	Shares	Common Stock (83.4%)	Value

Information Technology — continued			23,500	RAE Systems, Inc.(b,c)	$82,955
5,900	Hyperion Solutions Corporation(b)	$203,019	17,200	Red Hat, Inc.(b,c)	497,940
23,700	Informatica Corporation(b,c)	348,864	15,500	RSA Security, Inc.(b,c)	238,235
3,700	Infosys Technologies, Ltd. ADR(c)	282,199	4,500	Salesforce.com, Inc.(b,c)	184,725
3,900	Ingram Micro, Inc.(b)	75,465	800	Samsung Electronics
14,200	Integrated Device			Company, Ltd. ADR	306,847
	Technology, Inc.(b)	197,238	4,900	SanDisk Corporation(b)	330,064
57,300	Intel Corporation	1,218,771	6,600	SAP AG	339,042
5,200	Intermec, Inc.(b,c)	181,324	7,300	Sapient Corporation(b,c)	48,180
9,000	International Business		7,000	Scientific-Atlanta, Inc.	299,320
	Machines Corporation	731,700	7,800	Seagate Technology(c)	203,424
9,400	Jabil Circuit, Inc.(b)	379,760	1,400	Shanda Interactive
33,000	JDS Uniphase Corporation(b,c)	103,290		Entertainment, Ltd.(b,c)	23,450
21,700	Juniper Networks, Inc.(b)	393,421	7,900	Stellent, Inc.(b,c)	86,347
9,300	KLA-Tencor Corporation	483,414	50,900	Sun Microsystems, Inc.(b)	229,050
8,900	Lam Research Corporation(b)	413,227	4,900	Sybase, Inc.(b)	105,791
1,600	Lexmark International, Inc.(b)	77,712	31,271	Symantec Corporation(b)	574,761
14,700	Linear Technology Corporation	546,987	11,227	Symbol Technologies, Inc.	138,653
5,500	Macrovision Corporation(b)	102,245	32,927	Taiwan Semiconductor
18,600	Marvell Technology Group, Ltd.(b)	1,272,612		Manufacturing Company, Ltd. ADR	355,612
12,000	Maxim Integrated Products, Inc.	492,480	1,000	Take-Two Interactive
1,900	McAfee, Inc.(b)	44,061		Software, Inc.(b,c)	15,860
11,800	Microchip Technology, Inc.	442,618	4,400	Telefonaktiebolaget LM Ericsson(c)	160,512
13,100	Micron Technology, Inc.(b,c)	192,308	9,600	Teradyne, Inc.(b)	167,232
59,900	Microsoft Corporation	1,686,185	29,200	Texas Instruments, Inc.	853,516
45,500	Motorola, Inc.	1,033,305	1,700	THQ, Inc.(b,c)	44,625
20,700	National Semiconductor		55,800	TIBCO Software, Inc.(b)	445,842
	Corporation	583,947	2,600	ValueClick, Inc.(b,c)	48,932
5,300	NAVTEQ Corporation(b)	238,023	2,800	Varian Semiconductor
1,100	NetEase.com, Inc.(b,c)	78,540		Equipment Associates, Inc.	138,684
12,900	Network Appliance, Inc.(b)	402,480	6,700	VeriSign, Inc.(b)	159,125
33,800	Nokia Oyj ADR	621,244	2,960	Viisage Technology, Inc.(b,c)	53,191
34,100	Novell, Inc.(b,c)	332,134	12,100	Vishay Intertechnology, Inc.(b)	191,543
4,900	NVIDIA Corporation(b)	220,304	22,300	Vitria Technology, Inc.(b,c)	62,886
11,200	ON Semiconductor Corporation(b,c)	84,112	800	Websense, Inc.(b)	52,744
3,100	Openwave Systems, Inc.(b,c)	66,836	5,500	Western Digital Corporation(b)	120,230
53,700	Oracle Corporation(b)	675,009	23,500	Wind River Systems, Inc.(b)	314,430
3,000	Palm, Inc.(b,c)	118,440	11,300	Xerox Corporation(b)	161,703
10,700	Parametric Technology Corporation(b)	66,982	19,700	Xilinx, Inc.	554,752
2,600	Plantronics, Inc.	91,000	32,000	Yahoo!, Inc.(b)	1,098,880
14,100	PMC-Sierra, Inc.(b,c)	133,386	3,300	Zebra Technologies Corporation(b)	148,599

4,000	Progress Software Corporation(b,c)	115,040		Total Information
1,800	QLogic Corporation(b)	71,406		Technology	46,013,129

27,200	QUALCOMM, Inc.	1,304,512
7,600	Rackable Systems, Inc.(b,c)	228,380

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (83.4%)	Value

Telecommunications Services (1.0%)
17,814	Sprint Nextel Corporation	407,762
5,600	Verizon Communications, Inc.	177,296

	Total Telecommunications
	Services	585,058

	Total Common Stock
	(cost $49,735,658)	50,756,350

Shares	Collateral Held for Securities Loaned (12.4%)		Interest Rate(d)	Maturity Date	Value

7,576,576	Thrivent Financial Securities Lending Trust		4.460%	N/A	$7,576,576

		Total Collateral Held for Securities Loaned
		(cost $7,576,576)			7,576,576

Shares	Short-Term Investments (4.2%)		Interest Rate(d)	Maturity Date	Value

2,559,378	Thrivent Money Market Fund		4.110%	N/A	$2,559,378

		Total Short-Term Investments (at amortized cost)			2,559,378

		Total Investments (cost $59,871,612)			$60,892,304

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $9,071,741 and $(8,051,049), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Small Cap Growth Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Consumer Discretionary (9.9%)			2,640	Hornbeck Offshore Services, Inc.(b,c)	$105,019
2,230	California Pizza Kitchen, Inc.(b)	$72,966	1,807	Hydril Company(b)	148,806
1,270	Carters, Inc.(b,c)	86,347	2,180	Oil States International, Inc.(b)	89,162
3,245	Coldwater Creek, Inc.(b,c)	66,198	4,100	Parallel Petroleum Corporation(b)	86,633
5,248	Education Management		1,955	RPC, Inc.	64,691
	Corporation(b)	160,694	2,430	St. Mary Land & Exploration
12,340	Entravision Communications			Company(c)	106,045
	Corporation(b,c)	87,614	2,490	Superior Energy Services, Inc.(b)	67,604
6,738	Fossil, Inc.(b,c)	159,691	1,500	Todco	66,900
6,346	Fred’s, Inc.(c)	100,774	4,320	Warren Resources, Inc.(b,c)	76,421
2,670	GameStop Corporation(b,c)	107,628	3,187	Western Gas Resources, Inc.	151,382
1,940	Genesco, Inc.(b,c)	75,563	2,570	World Fuel Services Corporation(c)	88,562

6,005	Gentex Corporation	100,284		Total Energy	1,884,600

2,180	Guess ?, Inc.(b,c)	92,497
3,710	Gymboree Corporation(b)	91,414	Financials (6.1%)
2,235	Hibbett Sporting Goods, Inc.(b)	68,503	2,387	Affiliated Managers Group, Inc.(b,c)	221,514
2,690	Jackson Hewitt Tax Service, Inc.	67,949	1,770	Argonaut Group, Inc.(b)	62,924
16,583	Lions Gate Entertainment		2,560	Boston Private Financial
	Corporation(b,c)	147,589		Holdings, Inc.(c)	78,182
3,190	McCormick & Schmick’s		2,160	Calamos Asset Management, Inc.	75,038
	Seafood Restaurants, Inc.	68,585	3,170	Covanta Holding Corporation(b,c)	54,841
2,310	Nutri/System, Inc.(b)	112,959	2,710	East West Bancorp, Inc.	100,026
7,634	PETCO Animal Supplies, Inc.(b)	166,879	3,142	Financial Federal Corporation	140,604
3,818	Ruby Tuesday, Inc.(c)	109,233	660	Greenhill & Company, Inc.(c)	37,739
3,090	Shuffle Master, Inc.(b,c)	78,486	2,380	Investment Technology
1,051	Strayer Education, Inc.(c)	93,077		Group, Inc.(b)	107,052
3,758	Tractor Supply Company(b,c)	191,959	3,049	Investors Financial
9,192	ValueVision Media, Inc.(b,c)	112,602		Services Corporation(c)	143,120
3,710	VistaPrint, Ltd.(b)	112,153	1,923	Jefferies Group, Inc.	104,746
3,302	Winnebago Industries, Inc.(c)	103,386	1,300	Jones Lang LaSalle, Inc.	76,531
2,610	Wolverine World Wide, Inc.	62,770	940	Kilroy Realty Corporation	63,535

	Total Consumer		1,460	Nasdaq Stock Market, Inc.(b)	61,189
	Discretionary	2,697,800	3,300	Sunstone Hotel Investors, Inc.	97,350

			2,225	Texas Capital Bancshares, Inc.(b)	48,839
Consumer Staples (1.0%)			3,450	Wintrust Financial Corporation(c)	185,265

2,830	Casey’s General Stores, Inc.(c)	72,024		Total Financials	1,658,495

1,030	Hansen Natural Corporation(b,c)	90,434
16,624	SunOpta, Inc.(b,c)	119,693	Health Care (13.8%)

	Total Consumer Staples	282,151	1,690	Adams Respiratory

				Therapeutics, Inc.(b)	72,974
Energy (6.9%)			2,200	American Healthways, Inc.(b,c)	98,296
3,860	Basic Energy Services, Inc.(b,c)	108,273	14,473	American Medical Systems
3,988	Cal Dive International, Inc.(b)	167,416		Holdings, Inc.(b)	327,958
3,788	Cooper Cameron Corporation(b)	183,301	5,543	AmSurg Corporation(b,c)	120,228
3,666	Forest Oil Corporation(b)	188,799	2,640	Amylin Pharmaceuticals, Inc.(b,c)	111,936
1,680	Foundation Coal Holdings, Inc.	74,693	4,300	Apria Healthcare Group, Inc.(b)	104,791
2,340	Frontier Oil Corporation	110,893	1,520	Chemed Corporation	80,803

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Health Care — continued			3,140	Lennox International, Inc.	$100,323
3,280	Cubist Pharmaceuticals, Inc.(b)	$70,979	1,300	Manitowoc Company, Inc.	86,450
5,645	HealthExtras, Inc.(b,c)	185,720	2,970	Navigant Consulting, Inc.(b)	67,478
8,018	Illumina, Inc.(b,c)	171,906	1,780	Pacer International, Inc.	51,923
3,897	Integra LifeSciences		3,280	Resources Global Professionals(b,c)	89,183
	Holdings Corporation(b,c)	151,983	2,267	Stericycle, Inc.(b)	135,499
1,020	Intuitive Surgical, Inc.(b)	140,403	1,920	Wabtec Corporation	60,614
5,600	Kensey Nash Corporation(b,c)	136,696	1,390	Washington Group
2,270	Kyphon, Inc.(b,c)	94,364		International, Inc.	82,496
2,650	LCA-Vision, Inc.(c)	148,850	1,680	Watsco, Inc.(c)	118,843
3,250	Myogen, Inc.(b,c)	121,290	2,640	Watts Water Technologies, Inc.(c)	88,915
3,760	New River Pharmaceuticals, Inc(b,c)	125,246	3,070	WESCO International, Inc.(b,c)	147,145

8,799	PSS World Medical, Inc.(b,c)	156,182		Total Industrials	3,157,281

5,670	Psychiatric Solutions, Inc.(c)	187,053
9,543	Serologicals Corporation(b,c)	213,381	Information Technology (25.5%)
3,880	Sierra Health Services, Inc.	153,726	1,070	Advent Software, Inc.(b,c)	28,098
4,210	Sunrise Senior Living, Inc.(b,c)	153,034	21,459	Agile Software Corporation(b,c)	137,981
2,680	Sybron Dental Specialties, Inc.(b)	114,168	8,557	Andrew Corporation(b)	110,984
1,730	United Therapeutics Corporation(b,c)	111,879	2,890	aQuantive, Inc.(b,c)	75,169
2,219	Varian, Inc.(b)	85,143	6,272	Avocent Corporation(b)	208,669
2,820	VCA Antech, Inc.(b)	78,029	4,145	Brightpoint, Inc.(b)	93,636
2,310	Vertex Pharmaceuticals, Inc.(b,c)	82,513	4,210	CNET Networks, Inc.(b,c)	63,234
4,040	ViroPharma, Inc.(b,c)	93,768	1,630	Cogent, Inc.(b,c)	39,169
1,790	Wellcare Health Plans, Inc.(b,c)	72,370	7,020	Coherent, Inc.(b)	217,339

	Total Health Care	3,765,669	1,310	Cymer, Inc.(b)	59,133

			9,171	Digital Insight Corporation(b)	328,964
Industrials (11.5%)			5,040	Digitas, Inc.(b)	65,974
1,360	Actuant Corporation	77,860	2,410	Electronics for Imaging, Inc.(b,c)	66,636
1,140	Acuity Brands, Inc.(c)	43,195	2,530	Euronet Worldwide, Inc.(b,c)	81,643
1,130	Administaff, Inc.(c)	48,635	2,460	F5 Networks, Inc.(b)	159,162
1,280	American Commercial		3,009	FactSet Research Systems, Inc.	119,999
	Lines, Inc.(b,c)	42,688	3,155	Fair Isaac Corporation	139,830
2,100	Astec Industries, Inc.(b)	80,745	2,520	Fairchild Semiconductor
1,660	Bucyrus International, Inc.	101,575		International, Inc.(b)	50,274
1,490	Ceradyne, Inc.(b,c)	85,288	5,202	FileNet Corporation(b)	145,968
3,530	Continental Airlines, Inc.(b,c)	73,812	8,190	Foundry Networks, Inc.(b)	123,096
2,916	CRA International, Inc.(b)	140,784	2,431	Global Imaging Systems, Inc.(b)	85,960
1,010	Energy Conversion Devices, Inc.(b,c)	50,864	1,580	Heartland Payment Systems, Inc.(b,c)	38,884
6,059	Forward Air Corporation	236,301	10,630	Homestore, Inc.(b,c)	64,205
8,309	FTI Consulting, Inc.(b,c)	224,758	4,488	Hyperion Solutions Corporation(b)	154,432
1,300	Gardner Denver, Inc.(b)	68,770	13,551	Informatica Corporation(b,c)	199,471
2,890	Global Cash Access, Inc.(b)	44,679	5,690	Integrated Device Technology, Inc.(b)	79,034
2,820	Heidrick & Struggles		5,099	Intermec, Inc.(b,c)	177,802
	International, Inc.(b)	94,639	1,910	Intrado, Inc.(b)	48,590
4,087	Jacobs Engineering Group, Inc.(b)	340,737	1,320	Itron, Inc.(b)	63,188
3,180	JLG Industries, Inc.(c)	173,246	8,146	Jack Henry & Associates, Inc.	166,749
3,416	Kennametal, Inc.	199,836	15,870	Jupitermedia Corporation(b)	256,935

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Information Technology — continued			2,060	Varian Semiconductor
2,928	Kronos, Inc.(b,c)	$115,070		Equipment Associates, Inc.	$102,032
5,140	Littelfuse, Inc.(b)	151,887	3,990	Witness Systems, Inc.(b)	79,561
13,259	Macrovision Corporation(b)	246,485	4,223	Zebra Technologies Corporation(b)	190,162

1,830	MICROS Systems, Inc.(b)	84,454		Total Information
3,370	Microsemi Corporation(b)	102,583		Technology	6,990,149

3,390	MoneyGram International, Inc.	90,038
6,360	MPS Group, Inc.(b)	90,376	Materials (1.3%)
1,140	Neoware Systems, Inc.(b,c)	30,951	1,820	Aleris International, Inc.(b,c)	75,748
7,850	ON Semiconductor Corporation(b,c)	58,954	670	Cleveland-Cliffs, Inc.(c)	72,260
6,880	Openwave Systems, Inc.(b,c)	148,333	830	Eagle Materials, Inc.(c)	135,199
3,865	Photon Dynamics, Inc.(b)	84,682	1,090	Titanium Metals Corporation(b,c)	82,502

10,960	PMC-Sierra, Inc.(b)	103,682		Total Materials	365,709

5,910	Powerwave Technologies, Inc.(b,c)	86,345
4,000	Rackable Systems, Inc.(b)	120,200	Telecommunications Services (0.9%)
7,110	Redback Networks, Inc.(b,c)	119,804	4,523	NeuStar, Inc.(b,c)	131,212
3,370	RightNow Technologies, Inc.(b,c)	53,718	5,630	SBA Communications Corporation(b)	123,016

2,877	Rogers Corporation(b)	135,535		Total Telecommunications
6,979	SafeNet, Inc.(b)	219,280		Services	254,228

4,900	Semtech Corporation(b)	94,472

2,180	Silicon Laboratories, Inc.(b)	107,321		Total Common Stock
3,260	Sirf Technology Holdings, Inc.(b)	109,829		(cost $18,118,654)	21,056,082

3,718	THQ, Inc.(b,c)	97,598
5,290	Trident Microsystems, Inc.(b,c)	138,175
20,107	ValueClick, Inc.(b)	378,414

Shares	Collateral Held for Securities Loaned (20.2%)		Interest Rate(d)	Maturity Date	Value

5,543,460	Thrivent Financial Securities Lending Trust		4.460%	N/A	$5,543,460

			Total Collateral Held for Securities Loaned
			(cost $5,543,460)		5,543,460

Shares	Short-Term Investments (2.9%)		Interest Rate(d)	Maturity Date	Value

781,630	Thrivent Money Market Fund		4.110%	N/A	$781,630

			Total Short-Term Investments (at amortized cost)		781,630

			Total Investments (cost $24,443,744)		$27,381,172

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $3,134,526 and $(197,098), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Small Cap Value Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (79.3%)	Value	Shares	Common Stock (79.3%)	Value

Consumer Discretionary (8.9%)			Financials (17.7%)
54,000	Aaron Rents, Inc.	$1,298,700	28,500	Allied Capital Corporation(b)	$812,535
23,000	CSS Industries, Inc.(b)	598,000	14,300	American Capital Strategies, Ltd.(b)	508,365
40,000	Cutter & Buck, Inc.	466,800	38,500	Bedford Property Investors, Inc.(b)	893,200
51,000	Dixie Group, Inc.(b,c)	663,000	20,900	Boston Private Financial
29,500	Fred’s, Inc.(b)	468,460		Holdings, Inc.(b)	638,286
44,000	Hancock Fabrics, Inc.(b)	200,640	36,000	Bristol West Holdings, Inc.	657,000
71,100	Haverty Furniture Companies, Inc.	1,056,546	35,000	East West Bancorp, Inc.	1,291,850
118,400	IMPCO Technologies, Inc.(b,c)	753,024	44,085	First Financial Fund, Inc.(b)	710,644
39,500	Journal Register Company	561,295	43,400	First Republic Bank(b)	1,647,464
17,500	Matthews International Corporation	654,325	25,500	GB&T Bancshares, Inc.(b)	555,390
20,300	Orient Express Hotels, Ltd.	655,284	53,500	Glenborough Realty Trust, Inc.(b)	1,052,880
32,100	RARE Hospitality		8,200	Kilroy Realty Corporation	554,238
	International, Inc.(c)	1,012,755	23,500	Kite Realty Group Trust	370,595
14,000	Ruby Tuesday, Inc.(b)	400,540	13,800	LaSalle Hotel Properties	527,436
30,400	Saga Communications, Inc.(c)	306,128	2,400	Markel Corporation(c)	801,600
31,000	Stanley Furniture Company, Inc.(b)	834,830	41,000	Max Re Capital, Ltd.	1,086,910
21,000	Steak n Shake Company(c)	385,140	23,700	Midland Company(b)	884,010
45,000	Stein Mart, Inc.	746,100	12,800	National Health Realty, Inc.(b,d)	257,792
22,000	WCI Communities, Inc.(b,c)	605,880	46,500	Net Bank, Inc.	349,215

	Total Consumer		30,600	Ohio Casualty Corporation	922,284
	Discretionary	11,667,447	19,000	Piper Jaffray Companies(c)	851,770

			29,000	ProAssurance Corporation(c)	1,484,510
Consumer Staples (1.7%)			66,000	Strategic Hotel Capital, Inc.(b)	1,412,400
81,400	Alliance One International, Inc.(b)	363,044	22,100	SVB Financial Group(b,c)	1,093,508
26,500	Casey’s General Stores, Inc.	674,425	61,000	Texas Regional Bancshares, Inc.	1,877,580
27,700	Nash Finch Company(b)	819,920	25,500	Trammell Crow Company(c)	724,455
26,500	Wild Oats Markets, Inc.(b,c)	320,385	5,100	Triad Guaranty, Inc.(b,c)	214,200

	Total Consumer Staples	2,177,774	30,200	Washington Real Estate

				Investment Trust	995,996

Energy (7.3%)				Total Financials	23,176,113

13,300	Atwood Oceanics, Inc.(c)	1,291,829
11,800	Cimarex Energy Company(c)	537,608	Health Care (4.3%)
23,500	Encore Acquisition Company(c)	849,525	12,000	Arrow International, Inc.	384,000
30,400	Forest Oil Corporation(c)	1,565,600	39,500	Capital Senior Living
21,400	Lone Star Technologies, Inc.(c)	1,217,660		Corporation(b,c)	414,355
33,000	TETRA Technologies, Inc.(c)	1,309,440	59,000	Diversa Corporation(b,c)	318,010
28,500	W-H Energy Services, Inc.(c)	1,375,980	42,500	Myriad Genetics, Inc.(b,c)	911,200
30,800	Whiting Petroleum Corporation(c)	1,426,040	11,700	National Healthcare Corporation(b)	469,755

	Total Energy	9,573,682	24,500	Odyssey Healthcare, Inc.(b,c)	499,310

			45,000	Owens & Minor, Inc.	1,408,500
			25,600	Pharmion Corporation(b,c)	426,752
			28,000	West Pharmaceutical Services, Inc.	854,840

				Total Health Care	5,686,722

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (79.3%)	Value	Shares	Common Stock (79.3%)	Value

Industrials (17.6%)			19,000	Progress Software Corporation(c)	$546,440
31,000	Accuride Corporation(c)	$398,350	59,000	RSA Security, Inc.(c)	906,830
12,500	Ameron International		145,000	S1 Corporation(c)	604,650
	Corporation(b)	673,750	60,000	SBS Technologies, Inc.(c)	684,600
34,000	C&D Technologies, Inc.(b)	282,200	21,800	StarTek, Inc.(b)	442,540

30,000	Casella Waste Systems, Inc.(c)	400,800		Total Information
32,100	Dollar Thrifty Automotive			Technology	10,406,379

	Group, Inc.(c)	1,217,553
41,500	Duratek, Inc.(b,c)	735,795	Materials (9.1%)
15,400	EDO Corporation(b)	425,502	37,000	Airgas, Inc.	1,434,860
43,200	Electro Rent Corporation(c)	733,104	20,000	AptarGroup, Inc.	1,128,800
11,200	ElkCorp(b)	393,904	28,000	Arch Chemicals, Inc.	868,000
20,000	Franklin Electric Company, Inc.(b)	900,000	17,200	Carpenter Technology Corporation	1,557,632
18,000	FTI Consulting, Inc.(c)	486,900	14,500	Chesapeake Corporation	224,750
25,800	G & K Services, Inc.	1,025,292	8,400	Deltic Timber Corporation(b)	445,284
39,800	Genesee & Wyoming, Inc.(c)	1,552,200	17,500	Florida Rock Industries, Inc.	946,050
17,500	Genlyte Group, Inc.(c)	1,012,200	46,800	Gibraltar Industries, Inc.	1,265,004
32,500	Hub Group, Inc.(c)	1,376,375	25,500	MacDermid, Inc.	768,825
25,000	IDEX Corporation	1,150,000	15,000	Meridian Gold, Inc.(c)	407,700
43,000	Insituform Technologies, Inc.(c)	1,092,630	28,900	Metal Management, Inc.(b)	807,177
10,600	JLG Industries, Inc.	577,488	8,800	Minerals Technologies, Inc.	491,656
24,700	Kirby Corporation(c)	1,386,411	41,000	Myers Industries, Inc.(b)	615,000
65,000	LSI Industries, Inc.	937,950	34,000	Stillwater Mining Company(b,c)	493,000
22,700	Macquarie Infrastructure		31,000	Wausau-Mosinee Paper Corporation	395,250

	Company Trust	742,290		Total Materials	11,848,988

42,000	McGrath Rentcorp	1,363,320
26,000	Nordson Corporation	1,180,920	Telecommunications Services (0.5%)
36,300	RemedyTemp, Inc.(c)	377,520	72,500	Premiere Global Services, Inc.(c)	651,775

50,000	Vitran Corporation, Inc.(c)	965,000		Total Telecommunications
19,500	Waste Connections, Inc.(c)	681,330		Services	651,775

9,300	Woodward Governor Company	870,015

	Total Industrials	22,938,799	Utilities (4.2%)

			21,700	Black Hills Corporation(b)	772,520
Information Technology (8.0%)			44,500	Cleco Corporation(b)	975,885
6,300	Agile Software Corporation(c,e)	40,509	30,000	El Paso Electric Company(c)	614,400
21,000	Applied Films Corporation(c)	471,870	11,000	Otter Tail Power Company	336,600
12,000	ATMI, Inc.(b,c)	403,200	35,000	Southwest Gas Corporation	967,750
33,600	Belden CDT, Inc.	910,560	27,000	UniSource Energy Corporation	835,110
79,000	Brooks Automation, Inc.(c)	1,331,940	34,000	Vectren Corporation	930,240

55,000	Catapult Communications			Total Utilities	5,432,505

	Corporation(c)	653,400

55,000	Entegris, Inc.(c)	577,500		Total Common Stock
153,000	Lattice Semiconductor Corporation(c)	693,090		(cost $83,621,467)	103,560,184

9,200	Littelfuse, Inc.(c)	271,860
49,000	Methode Electronics, Inc.	602,700
89,000	MPS Group, Inc.(c)	1,264,690

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (16.6%)	Interest Rate(f)	Maturity Date	Value

21,641,245	Thrivent Financial Securities Lending Trust	4.460%	N/A	$21,641,245

	Total Collateral Held for Securities Loaned
	(cost $21,641,245)			21,641,245

Shares	Short-Term Investments (4.1%)	Interest Rate(f)	Maturity Date	Value

5,332,162	Thrivent Money Market Fund	4.110%	N/A	$5,332,162

	Total Short-Term Investments (at amortized cost)			5,332,162

	Total Investments (cost $110,594,874)			$130,533,591

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) Denotes investments purchased on a when-issued basis.

(e) Designated as cover for long settling trades.

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $23,364,236 and $(3,425,519), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Small Cap Stock Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (77.2%)	Value	Shares	Common Stock (77.2%)	Value

Consumer Discretionary (9.5%)			Consumer Staples (1.4%)
42,400	AnnTaylor Stores Corporation(b)	$1,412,768	41,300	Allion Healthcare, Inc.(b)	$627,760
44,600	Autoliv, Inc.	2,184,954	133,000	Casey’s General Stores, Inc.(c)	3,384,850
39,200	Boyd Gaming Corporation	1,771,840	30,300	Central Garden &
68,100	California Pizza Kitchen, Inc.(b,c)	2,228,232		Pet Company(b,c)	1,502,274
68,200	Cheesecake Factory, Inc.(b)	2,513,170	30,500	Dean Foods Company(b)	1,156,865
26,800	Children’s Place Retail		38,900	Performance Food
	Stores, Inc.(b,c)	1,173,572		Group Company(b)	1,072,473
2,800	Desarrolladora Homex ADR(b,c)	97,188	65,600	Reddy Ice Holdings, Inc.(c)	1,475,344

55,800	DSW, Inc.(b,c)	1,491,534		Total Consumer Staples	9,219,566

37,000	Genesco, Inc.(b)	1,441,150
85,350	Golf Galaxy, Inc.(b,c)	1,526,912	Energy (5.9%)
49,600	Guitar Center, Inc.(b,c)	2,662,528	65,000	Cimarex Energy Company(b)	2,961,400
149,800	Imax Corporation(b,c)	1,214,878	47,600	Comstock Resources, Inc.(b)	1,523,200
102,400	Insight Enterprises, Inc.(b,c)	2,141,184	62,400	Dawson Geophysical Company(b,c)	2,012,400
186,900	Interface, Inc.(b)	1,756,860	28,800	Dril-Quip, Inc.(b,c)	1,813,536
33,400	International Speedway		33,200	Frontier Oil Corporation	1,573,348
	Corporation(c)	1,578,150	27,600	Helmerich & Payne, Inc.	2,162,736
37,300	Joseph A. Bank Clothiers, Inc.(b,c)	1,912,371	25,800	Massey Energy Company	1,064,250
24,068	M.D.C. Holdings, Inc.(c)	1,527,115	71,300	Oil States International, Inc.(b)	2,916,170
94,200	MarineMax, Inc.(b,c)	2,964,474	20,800	Peabody Energy Corporation	2,069,808
35,800	Men’s Wearhouse, Inc.	1,223,286	57,800	Petrohawk Energy Corporation(b,c)	924,800
34,400	Meredith Corporation	1,883,744	73,800	Pioneer Drilling Company(b,c)	1,682,640
40,400	Modine Manufacturing Company	1,094,840	55,200	Pride International, Inc.(b)	1,949,112
45,400	New York & Company, Inc.(b,c)	879,852	97,350	Range Resources Corporation	2,907,844
43,300	Nordstrom, Inc.	1,806,476	46,300	St. Mary Land &
187,200	Quiksilver, Inc.(b,c)	2,624,544		Exploration Company(c)	2,020,532
43,000	R.H. Donnelley Corporation(b,c)	2,821,660	105,000	Superior Energy Services, Inc.(b)	2,850,750
33,900	Red Robin Gourmet		24,000	Tesoro Petroleum Corporation	1,739,280
	Burgers, Inc.(b,c)	1,345,491	30,200	Todco	1,346,920
39,500	Regis Corporation(c)	1,530,625	20,700	Ultra Petroleum Corporation(b)	1,423,953
34,100	Scientific Games Corporation(b)	1,092,905	63,400	W-H Energy Services, Inc.(b)	3,060,952
72,025	SCP Pool Corporation	2,872,357	53,800	World Fuel Services Corporation	1,853,948

123,950	Shuffle Master, Inc.(b,c)	3,148,330		Total Energy	39,857,579

53,600	Steiner Leisure, Ltd.(b,c)	2,080,752
47,500	Superior Industries		Financials (16.8%)
	International, Inc.(c)	1,102,000	54,850	Affiliated Managers Group, Inc.(b,c)	5,090,080
121,200	Texas Roadhouse, Inc.(b,c)	1,879,812	28,600	Alexandria Real Estate
34,500	Tractor Supply Company(b)	1,762,260		Equities, Inc.	2,523,950
26,700	WCI Communities, Inc.(b,c)	735,318	62,100	American Capital Strategies, Ltd.(c)	2,207,655
117,800	Wolverine World Wide, Inc.	2,833,090	22,300	AmerUs Group Company	1,368,551

	Total Consumer		67,500	Argonaut Group, Inc.(b,c)	2,399,625
	Discretionary	64,316,222	78,700	Asset Acceptance

				Capital Corporation(b,c)	1,920,280
			41,300	Assured Guaranty, Ltd.	1,051,911

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (77.2%)	Value	Shares	Common Stock (77.2%)	Value

Financials — continued			Health Care (10.5%)
89,700	BioMed Realty Trust, Inc.	$2,406,651	48,600	Amedisys, Inc.(b,c)	$2,204,010
46,311	BOK Financial Corporation	2,111,782	84,300	American Medical Systems
220,000	Cardinal Financial Corporation(c)	2,589,400		Holdings, Inc.(b)	1,910,238
66,500	Center Financial Corporation(c)	1,613,290	45,900	ArthroCare Corporation(b,c)	2,055,861
110,700	Colonial BancGroup, Inc.	2,756,430	66,900	BioMarin Pharmaceutical, Inc.(b)	784,737
53,900	EastGroup Properties, Inc.(c)	2,545,158	27,400	Community Health Systems, Inc.(b)	997,086
156,700	Equity Inns, Inc.	2,475,860	65,500	Conor Medsystems, Inc.(b,c)	1,538,595
135,400	FelCor Lodging Trust, Inc.	2,689,044	9,300	Covance, Inc.(b)	528,333
37,500	First Community Bancorp, Inc.(c)	2,253,750	62,200	Cyberonics, Inc.(b,c)	1,866,622
59,100	First Indiana Corporation(c)	1,975,713	67,800	Dade Behring Holdings, Inc.	2,653,014
47,300	Greenhill & Company, Inc.(c)	2,704,614	131,500	Dexcom, Inc.(b,c)	2,498,500
172,350	HCC Insurance Holdings, Inc.	5,353,191	43,000	Digene Corporation(b,c)	1,427,600
136,000	HRPT Properties Trust	1,459,280	86,100	Endo Pharmaceutical
134,100	iShares Russell 2000 Index Fund(c)	9,688,725		Holdings, Inc.(b)	2,471,070
39,600	iShares Russell Microcap		148,000	Exelixis, Inc.(b,c)	1,595,440
	Index Fund(c)	2,210,868	35,900	Haemonetics Corporation(b)	1,866,800
69,000	iShares S&P SmallCap 600		32,300	Henry Schein, Inc.(b)	1,506,472
	Index Fund(c)	4,310,430	36,300	Hologic, Inc.(b)	1,867,998
117,800	KMG America Corporation(b,c)	1,060,200	96,700	Horizon Health Corporation(b,c)	2,252,143
73,000	LaSalle Hotel Properties	2,790,060	48,000	Integra LifeSciences
57,461	Mercantile Bank Corporation	2,252,471		Holdings Corporation(b,c)	1,872,000
40,100	National Financial Partners	2,145,751	22,600	Intuitive Surgical, Inc.(b)	3,110,890
116,500	Nexity Financial Corporation(b)	1,505,180	49,400	Kyphon, Inc.(b,c)	2,053,558
108,300	Ohio Casualty Corporation	3,264,162	59,700	LCA-Vision, Inc.(c)	3,353,349
23,000	Philadelphia Consolidated		26,000	MGI Pharma, Inc.(b,c)	433,420
	Holding Corporation(b)	2,234,450	117,800	NeoPharm, Inc.(b,c)	1,381,794
56,900	Piper Jaffray Companies(b)	2,550,827	26,300	Neurocrine Biosciences, Inc.(b,c)	1,598,251
98,200	Platinum Underwriters		195,600	NovaMed, Inc.(b,c)	1,470,912
	Holdings, Ltd.	3,009,830	18,000	Onyx Pharmaceuticals, Inc.(b,c)	505,620
105,800	PowerShares Zacks		100,200	OraSure Technologies, Inc.(b,c)	1,093,182
	Micro Cap Portfolio	1,748,874	47,000	PDL BioPharma, Inc.(b)	1,370,050
52,700	ProAssurance Corporation(b)	2,697,713	19,900	Pharmaceutical Product
50,800	RLI Corporation	2,776,220		Development, Inc.	1,376,682
28,200	Selective Insurance Group, Inc.	1,635,600	50,100	PSS World Medical, Inc.(b)	889,275
37,100	SL Green Realty Corporation	3,117,884	59,200	Psychiatric Solutions, Inc.	1,953,008
41,500	Sovran Self Storage, Inc.	2,055,495	63,200	ResMed, Inc.(b,c)	2,492,608
119,900	Strategic Hotel Capital, Inc.	2,565,860	375,500	Savient Pharmaceuticals, Inc.(b,c)	1,678,485
53,500	Taylor Capital Group, Inc.(c)	2,073,660	75,100	Sierra Health Services, Inc.	2,975,462
72,500	Virginia Commerce		66,900	Sybron Dental Specialties, Inc.(b)	2,849,940
	Bancorp, Inc.(b,c)	2,342,475	35,300	Symbion, Inc.(b,c)	815,430
82,977	Washington Federal, Inc.	2,003,065	74,000	Tanox, Inc.(b,c)	1,335,700
48,000	Westamerica Bancorporation	2,583,360	49,500	United Surgical Partners
25,400	Wintrust Financial Corporation	1,363,980		International, Inc.(b,c)	1,918,620

	Total Financials	113,483,355	31,900	Universal Health Services, Inc.	1,515,569

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (77.2%)	Value	Shares	Common Stock (77.2%)	Value

Health Care — continued			Information Technology (12.7%)
53,000	Vertex Pharmaceuticals, Inc.(b,c)	$1,893,160	35,800	ADTRAN, Inc.	$1,050,014
20,600	ViroPharma, Inc.(b)	478,126	134,300	Axcelis Technologies, Inc.(b,c)	848,776
20,650	Wellcare Health Plans, Inc.(b,c)	834,880	91,700	Benchmark Electronics, Inc.(b,c)	3,349,801

	Total Health Care	71,274,490	23,500	CACI International, Inc.(b)	1,341,850

			229,500	Carrier Access Corporation(b,c)	1,083,240
Industrials (14.3%)			38,300	Citrix Systems, Inc.(b)	1,181,172
91,400	Adesa, Inc.	2,339,840	129,600	CNET Networks, Inc.(b,c)	1,946,592
113,300	Baldor Electric Company	3,385,404	39,400	Cymer, Inc.(b,c)	1,778,516
87,300	Beacon Roofing Supply, Inc.(b)	2,899,233	71,900	Cypress Semiconductor
29,900	Chicago Bridge and Iron Company	922,415		Corporation(b,c)	1,217,267
43,500	Consolidated Graphics, Inc.(b)	2,234,160	177,600	Digitas, Inc.(b)	2,324,784
47,000	DRS Technologies, Inc.(c)	2,335,430	41,750	Diodes, Inc.(b)	1,546,420
46,100	ElkCorp(c)	1,621,337	37,400	ECI Telecom, Ltd.(b,c)	312,290
49,800	Gardner Denver, Inc.(b)	2,634,420	212,300	Entrust, Inc.(b)	855,569
96,500	Genesee & Wyoming, Inc.(b)	3,763,500	39,600	Fairchild Semiconductor
59,300	Genlyte Group, Inc.(b,c)	3,429,912		International, Inc.(b)	790,020
45,937	Graco, Inc.	1,845,749	27,300	FileNet Corporation(b)	766,038
44,500	Hub Group, Inc.(b)	1,884,575	107,900	FLIR Systems, Inc.(b,c)	2,557,230
65,200	Huron Consulting Group, Inc.(b,c)	1,836,684	52,400	Global Payments, Inc.	2,668,732
63,150	IDEX Corporation	2,904,900	60,200	Hutchinson Technology, Inc.(b,c)	1,666,336
132,400	Interline Brands, Inc.(b,c)	3,362,960	60,700	Hyperion Solutions Corporation(b)	2,088,687
40,700	Jacobs Engineering Group, Inc.(b)	3,393,159	105,300	Informatica Corporation(b,c)	1,550,016
130,800	JB Hunt Transport Services, Inc.	3,113,040	124,900	Ingram Micro, Inc.(b)	2,416,815
50,750	Joy Global, Inc.	2,742,530	157,800	Integrated Device
38,700	Kirby Corporation(b)	2,172,231		Technology, Inc.(b)	2,191,842
96,100	Labor Ready, Inc.(b,c)	2,238,169	23,300	International Rectifier
78,800	Landstar System, Inc.	3,333,240		Corporation(b)	847,421
62,300	Manitowoc Company, Inc.	4,142,950	64,200	Inter-Tel, Inc.	1,391,856
58,800	McGrath Rentcorp(c)	1,908,648	205,900	iVillage, Inc.(b,c)	1,548,368
69,200	MSC Industrial Direct		65,600	Ixia(b,c)	826,560
	Company, Inc.	3,109,156	22,400	J2 Global Communication, Inc.(b,c)	1,069,600
92,400	Oshkosh Truck Corporation	4,556,244	41,750	Kronos, Inc.(b)	1,640,775
97,400	Pacer International, Inc.	2,841,158	106,200	Mercury Computer
46,400	Pall Corporation	1,336,320		Systems, Inc.(b,c)	2,056,032
43,100	Precision Castparts Corporation	2,152,845	115,800	Micrel, Inc.(b,c)	1,420,866
74,500	Roper Industries, Inc.	3,006,075	44,400	Microsemi Corporation(b)	1,351,536
88,600	SkyWest, Inc.	2,585,348	149,700	MPS Group, Inc.(b)	2,127,237
163,650	Standard Parking Corporation(b,c)	3,220,632	415,500	NMS Communications
57,100	Stewart & Stevenson			Corporation(b,c)	1,458,405
	Services, Inc.(c)	1,482,887	232,800	Parametric Technology
48,500	Terex Corporation(b)	3,419,250		Corporation(b)	1,457,328
100,500	URS Corporation(b)	4,299,390	78,100	Photronics, Inc.(b,c)	1,408,924
54,650	Waste Connections, Inc.(b,c)	1,909,471	20,700	Plexus Corporation(b)	586,017
70,800	Watson Wyatt Worldwide, Inc.(c)	2,155,152	127,500	Powerwave Technologies, Inc.(b,c)	1,862,775

	Total Industrials	96,518,414	51,100	Progress Software Corporation(b)	1,469,636

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (77.2%)	Value	Shares	Common Stock (77.2%)	Value

Information Technology — continued			Materials — continued
53,600	QLogic Corporation(b)	$2,126,312	15,400	Reliance Steel &
41,900	ScanSource, Inc.(b,c)	2,464,139		Aluminum Company	$1,224,300
190,600	STATS ChipPAC, Ltd.(b,c)	1,334,200	118,600	RPM International, Inc.(c)	2,241,540
125,400	Stellent, Inc.(b)	1,370,622	53,500	Silgan Holdings, Inc.	2,025,510
46,300	Sybase, Inc.(b)	999,617	77,600	Steel Dynamics, Inc.(c)	3,602,192

37,300	Synopsys, Inc.(b)	824,703		Total Materials	25,276,160

49,800	Tech Data Corporation(b)	2,053,254
234,500	TIBCO Software, Inc.(b)	1,873,655	Telecommunications Services (0.5%)
75,900	TNS, Inc.(b)	1,558,986	110,550	Iowa Telecommunications
33,300	Transaction Systems			Services, Inc.(c)	1,866,084
	Architects, Inc.(b)	1,098,567	129,350	Valor Communications
81,300	Trimble Navigation, Ltd.(b)	3,253,626		Group, Inc.(c)	1,525,036

37,600	Varian Semiconductor			Total Telecommunications
	Equipment Associates, Inc.	1,862,328		Services	3,391,120

56,900	ViaSat, Inc.(b,c)	1,433,880
263,200	Vitria Technology, Inc.(b)	742,224	Utilities (1.9%)
128,300	webMethods, Inc.(b,c)	989,193	40,300	AGL Resources, Inc.	1,441,934
153,800	Wind River Systems, Inc.(b)	2,057,844	57,200	Alliant Energy Corporation	1,696,552
33,000	Zebra Technologies Corporation(b)	1,485,990	69,961	Aqua America, Inc.(c)	1,970,106

	Total Information		74,900	Energen Corporation	2,922,598
	Technology	85,584,483	38,600	OGE Energy Corporation	1,047,990

			84,600	Piedmont Natural Gas
Materials (3.7%)				Company, Inc.(c)	2,051,550
90,300	Airgas, Inc.	3,501,834	38,600	PNM Resources, Inc.	948,402
52,000	Albemarle Corporation	2,276,040	47,900	Westar Energy, Inc.	986,740

98,700	Crown Holdings, Inc.(b)	1,846,677		Total Utilities	13,065,872

47,850	Florida Rock Industries, Inc.	2,586,771

41,900	FMC Corporation(b)	2,363,998		Total Common Stock
53,500	Lubrizol Corporation	2,447,090		(cost $392,913,621)	521,987,261

33,600	NOVA Chemicals Corporation(c)	1,160,208

Shares	Collateral Held for Securities Loaned (19.3%)		Interest Rate(d)	Maturity Date	Value

130,330,029	Thrivent Financial Securities Lending Trust		4.460%	N/A	$130,330,029

	Total Collateral Held for Securities Loaned
	(cost $130,330,029)				130,330,029

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Short-Term Investments (3.5%)	Interest Rate(d)	Maturity Date	Value

23,407,876	Thrivent Money Market Fund	4.110%	N/A	$23,407,876

	Total Short-Term Investments (at amortized cost)			23,407,876

	Total Investments (cost $546,651,526)			$675,725,166

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $133,326,506 and $(4,252,866), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Small Cap Index Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Consumer Discretionary (12.1%)			1,000	Joseph A. Bank Clothiers, Inc.(b,c)	$51,270
1,200	4Kids Entertainment, Inc.(b,c)	$20,604	4,100	K2, Inc.(b,c)	48,790
3,875	Aaron Rents, Inc.(c)	93,194	2,300	Kellwood Company(c)	55,683
2,850	ADVO, Inc.(c)	93,708	2,300	K-Swiss, Inc.	72,795
2,600	Arbitron, Inc.	103,220	1,600	Landry’s Restaurants, Inc.(c)	49,024
1,200	Arctic Cat, Inc.(c)	27,984	4,400	La-Z-Boy, Inc.(c)	71,896
1,300	Ashworth, Inc.(b,c)	11,050	1,400	Lenox Group, Inc.(b)	19,110
1,700	Audiovox Corporation(b)	25,432	1,300	Libbey, Inc.	14,222
3,100	Aztar Corporation(b)	95,666	4,000	Linens ‘n Things, Inc.(b)	110,440
2,900	Bally Total Fitness		5,800	Live Nation, Inc.(b,c)	102,950
	Holding Corporation(b,c)	22,852	3,300	LKQ Corporation(b)	74,606
1,200	Bassett Furniture Industries, Inc.(c)	23,400	1,600	Lone Star Steakhouse & Saloon, Inc.	43,344
1,600	Brown Shoe Company, Inc.	72,032	2,901	M.D.C. Holdings, Inc.(c)	184,068
1,200	Building Materials		1,100	M/I Homes, Inc.(c)	43,846
	Holding Corporation(c)	95,004	1,900	Marcus Corporation	45,733
1,400	Burlington Coat Factory		1,300	MarineMax, Inc.(b,c)	40,911
	Warehouse Corporation	62,552	1,600	Meade Instruments Corporation(b)	5,104
2,750	Cato Corporation	59,372	4,600	Men’s Wearhouse, Inc.	157,182
3,050	CEC Entertainment, Inc.(b)	109,861	2,000	Meritage Homes Corporation(b)	121,000
6,600	Champion Enterprises, Inc.(b,c)	90,486	1,200	Midas, Inc.(b,c)	22,920
1,800	Children’s Place Retail Stores, Inc.(b,c)	78,822	2,300	Monaco Coach Corporation(c)	31,142
3,200	Christopher & Banks Corporation	63,328	2,300	Movie Gallery, Inc.(c)	12,535
1,300	Coachmen Industries, Inc.	16,432	2,400	Multimedia Games, Inc.(b,c)	22,800
1,900	Cost Plus, Inc.(b,c)	37,145	600	National Presto Industries, Inc.	28,080
700	CPI Corporation	13,930	2,900	Nautilus Group, Inc.(c)	47,415
2,000	Dress Barn, Inc.(b,c)	92,280	420	NVR, Inc.(b)	333,586
1,300	Drew Industries, Inc.(b)	48,945	2,000	O’Charley’s, Inc.(b,c)	34,620
2,900	Ethan Allen Interiors, Inc.(c)	123,279	1,200	Oxford Industries, Inc.(c)	54,492
3,900	Finish Line, Inc.(c)	70,005	2,300	P.F. Chang’s China Bistro, Inc.(b,c)	117,898
5,500	Fleetwood Enterprises, Inc.(b,c)	65,450	2,800	Panera Bread Company(b,c)	190,680
4,300	Fossil, Inc.(b,c)	101,910	2,000	Papa John’s International, Inc.(b,c)	69,460
3,500	Fred’s, Inc.(c)	55,580	4,700	Pep Boys — Manny, Moe & Jack(c)	73,320
2,000	Genesco, Inc.(b,c)	77,900	3,200	Phillips-Van Heusen Corporation(c)	115,616
1,800	Group 1 Automotive, Inc.(b)	62,064	4,100	Pinnacle Entertainment, Inc.(b,c)	118,162
2,300	Guitar Center, Inc.(b,c)	123,464	3,600	Polaris Industries, Inc.(c)	196,380
2,800	Gymboree Corporation(b)	68,992	900	Pre-Paid Legal Services, Inc.(c)	34,371
1,800	Hancock Fabrics, Inc.(c)	8,208	10,500	Quiksilver, Inc.(b)	147,210
1,900	Haverty Furniture Companies, Inc.(c)	28,234	3,000	RARE Hospitality International, Inc.(b)	94,650
3,150	Hibbett Sporting Goods, Inc.(b)	96,548	1,300	Red Robin Gourmet Burgers, Inc.(b)	51,597
3,775	Hot Topic, Inc.(b,c)	54,209	1,200	Russ Berrie and Company, Inc.(c)	15,192
1,700	IHOP Corporation	83,589	2,900	Russell Corporation(c)	44,312
4,250	Insight Enterprises, Inc.(b)	88,868	3,600	Ryan’s Restaurant Group, Inc.(b,c)	47,052
4,200	Interface, Inc.(b)	39,480	4,475	SCP Pool Corporation	178,463
1,800	J. Jill Group, Inc.(b)	34,722	3,100	Select Comfort Corporation(b,c)	85,560
3,100	Jack in the Box, Inc.(b)	123,256	2,975	Shuffle Master, Inc.(b,c)	75,565
2,400	JAKKS Pacific, Inc.(b,c)	54,504	700	Skyline Corporation(c)	28,602
2,110	Jo-Ann Stores, Inc.(b,c)	27,704	2,600	Sonic Automotive, Inc.(c)	61,178

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Consumer Discretionary — continued			3,300	Spectrum Brands, Inc.(b,c)	$62,403
5,250	Sonic Corporation(b)	$151,988	2,700	TreeHouse Foods, Inc.(b,c)	53,055
2,400	Stage Stores, Inc.	71,256	3,600	United Natural Foods, Inc.(b,c)	116,388
1,300	Standard Motor Products, Inc.(c)	13,689	900	USANA Health Sciences, Inc.(b,c)	36,099
6,000	Standard Pacific Corporation(c)	233,400	1,600	WD-40 Company	50,256

2,400	Steak n Shake Company(b)	44,016		Total Consumer Staples	1,729,524

2,300	Stein Mart, Inc.	38,134
3,300	Stride Rite Corporation	47,751	Energy (6.5%)
2,100	Sturm, Ruger & Company, Inc.(c)	14,868	1,100	Atwood Oceanics, Inc.(b,c)	106,843
2,000	Superior Industries		4,300	Cabot Oil & Gas Corporation	221,751
	International, Inc.(c)	46,400	6,800	Cal Dive International, Inc.(b)	285,464
1,100	Thomas Nelson, Inc.	28,270	1,800	Carbo Ceramics, Inc.(c)	121,266
2,900	Too, Inc.(b)	83,897	7,200	Cimarex Energy Company(b)	328,032
2,900	Tractor Supply Company(b,c)	148,132	700	Dril-Quip, Inc.(b)	44,079
4,700	Triarc Companies, Inc.(c)	77,832	5,000	Frontier Oil Corporation	236,950
2,000	Universal Technical Institute, Inc.(b)	73,100	1,600	Hydril Company(b)	131,760
900	Vertrue, Inc.(b,c)	38,934	6,100	Input/Output, Inc.(b,c)	48,007
2,900	Winnebago Industries, Inc.(c)	90,799	2,600	Lone Star Technologies, Inc.(b)	147,940
2,000	WMS Industries, Inc.(b,c)	52,380	1,300	Lufkin Industries, Inc.	87,620
4,950	Wolverine World Wide, Inc.	119,048	6,600	Massey Energy Company	272,250
4,200	Zale Corporation(b)	102,942	3,800	Maverick Tube Corporation(b,c)	181,830

	Total Consumer		1,800	NS Group, Inc.(b)	81,360
	Discretionary	7,866,933	2,016	Occidental Petroleum Corporation	196,983

			2,300	Oceaneering International, Inc.(b)	136,643
Consumer Staples (2.7%)			2,100	Offshore Logistics, Inc.(b)	75,390
7,800	Alliance One International, Inc.(c)	34,788	1,600	Penn Virginia Corporation	104,672
2,200	American Italian Pasta Company(c)	8,030	1,400	Petroleum Development
4,400	Casey’s General Stores, Inc.(c)	111,980		Corporation(b,c)	60,004
6,400	Corn Products International, Inc.	174,528	2,000	Remington Oil and
3,100	Delta & Pine Land Company	72,974		Gas Corporation(b)	89,600
4,675	Flowers Foods, Inc.	128,609	1,800	SEACOR Holdings, Inc.(b,c)	133,704
1,500	Great Atlantic & Pacific Tea		4,800	St. Mary Land &
	Company, Inc.(b)	46,845		Exploration Company	209,472
3,200	Hain Celestial Group, Inc.(b)	74,592	2,300	Stone Energy Corporation(b)	115,023
1,100	Hansen Natural Corporation(b,c)	96,580	2,500	Swift Energy Company(b,c)	123,550
1,400	J & J Snack Foods Corporation	42,392	3,000	TETRA Technologies, Inc.(b)	119,040
2,600	Lance, Inc.(c)	56,316	4,000	Unit Corporation(b)	238,800
2,200	Longs Drug Stores Corporation	76,978	3,000	Veritas DGC, Inc.(b)	135,180
1,100	Nash Finch Company(c)	32,560	2,400	W-H Energy Services, Inc.(b)	115,872
1,100	Nature’s Sunshine Products, Inc.	19,426	2,300	World Fuel Services Corporation(c)	79,258

4,700	NBTY, Inc.(b)	97,243		Total Energy	4,228,343

1,200	Peet’s Coffee & Tea, Inc.(b,c)	36,984
3,200	Performance Food		Financials (11.5%)
	Group Company(b,c)	88,224	2,900	Acadia Realty Trust	61,857
5,700	Playtex Products, Inc.(b,c)	76,494	1,800	Anchor BanCorp Wisconsin, Inc.(c,e)	56,034
2,600	Ralcorp Holdings, Inc.(b,c)	102,180	3,900	BankAtlantic Bancorp, Inc.(c)	54,600
1,200	Sanderson Farms, Inc.	33,600	2,800	BankUnited Financial Corporation	78,680

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Financials — continued			1,600	Philadelphia Consolidated
3,000	Boston Private Financial			Holding Corporation(b)	$155,440
	Holdings, Inc.(c)	$91,620	1,800	Piper Jaffray Companies(b)	80,694
5,500	Brookline Bancorp, Inc.(c)	82,445	1,400	Portfolio Recovery Associates, Inc.(b,c)	68,950
2,600	Cash America International, Inc.	68,874	2,000	Presidential Life Corporation	42,940
2,700	Central Pacific Financial		1,700	PrivateBancorp, Inc.(c)	64,277
	Corporation	99,360	2,600	ProAssurance Corporation(b)	133,094
4,275	Chittenden Corporation(c)	121,282	1,900	Prosperity Bancshares, Inc.	55,347
4,000	Colonial Properties Trust	184,880	2,955	Provident Bankshares Corporation	108,537
4,900	Commercial Net Lease Realty, Inc.(c)	112,357	6,725	Republic Bancorp, Inc.(c)	87,089
2,800	Community Bank System, Inc.(c)	65,128	2,000	Rewards Network, Inc.(b,c)	13,800
2,500	Delphi Financial Group, Inc.	119,150	1,900	RLI Corporation	103,835
2,550	Dime Community Bancshares	37,714	900	SCPIE Holdings, Inc.(b,c)	21,357
1,800	Downey Financial Corporation(c)	117,864	2,400	Selective Insurance Group, Inc.(c)	139,200
5,000	East West Bancorp, Inc.	184,550	4,200	Shurgard Storage Centers, Inc.	253,260
2,100	EastGroup Properties, Inc.(c)	99,162	6,600	South Financial Group, Inc.(c)	172,128
2,300	Entertainment Properties Trust	99,958	1,700	Sovran Self Storage, Inc.	84,201
2,000	Essex Property Trust, Inc.	198,760	4,150	Sterling Bancshares, Inc.	69,512
1,900	Fidelity Bankshares, Inc.(c)	64,733	3,120	Sterling Financial Corporation	87,422
1,600	Financial Federal Corporation(c)	71,600	1,500	Stewart Information
7,100	First BanCorp(c)	90,738		Services Corporation(c)	80,175
4,100	First Midwest Bancorp, Inc.	143,131	4,100	Susquehanna Bancshares, Inc.	98,974
2,000	First Republic Bank	75,920	1,593	SWS Group, Inc.	37,005
1,400	FirstFed Financial Corporation(b,c)	87,780	1,600	Town & Country Trust(c)	59,280
3,100	Flagstar Bancorp, Inc.(c)	47,058	6,733	TrustCo Bank Corporation NY(c)	85,374
2,100	Franklin Bank Corporation(b,c)	36,246	8,100	UCBH Holdings, Inc.	140,535
5,800	Fremont General Corporation(c)	142,100	3,000	UICI	109,590
2,800	Glacier Bancorp, Inc.(c)	88,984	3,900	Umpqua Holdings Corporation(c)	109,902
3,100	Glenborough Realty Trust, Inc.	61,008	3,300	United Bankshares, Inc.	122,991
3,300	Gold Banc Corporation, Inc.	59,928	1,400	United Fire & Casual Company	57,428
3,200	Hanmi Financial Corporation	61,773	5,475	Whitney Holding Corporation	180,128
3,200	Hilb, Rogal and Hobbs Company	124,416	2,000	Wintrust Financial Corporation	107,400
3,850	Hudson United Bancorp	160,352	1,694	World Acceptance Corporation(b)	48,042
1,900	Infinity Property &		3,100	Zenith National Insurance
	Casualty Corporation	73,302		Corporation	171,399

3,700	Investment Technology Group, Inc.(b)	166,426		Total Financials	7,455,748

1,600	Irwin Financial Corporation	34,272
2,600	Kilroy Realty Corporation	175,734	Health Care (9.1%)
500	LaBranche & Company, Inc.(b)	5,725	3,600	Alpharma, Inc.	120,420
1,600	LandAmerica Financial Group, Inc.(c)	105,568	1,400	Amedisys, Inc.(b,c)	63,490
4,700	Lexington Corporate		2,900	American Healthways, Inc.(b)	129,572
	Properties Trust(c)	104,340	6,000	American Medical Systems
2,500	MAF Bancorp, Inc.	107,475		Holdings, Inc.(b)	135,960
1,700	Nara Bancorp, Inc.	30,430	4,500	AMERIGROUP Corporation(b)	100,440
5,050	New Century Financial Corporation	198,112	2,500	AmSurg Corporation(b,c)	54,225
1,300	Parkway Properties, Inc.	55,016	1,200	Analogic Corporation	66,600
			3,100	ArQule, Inc.(b)	16,678

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Health Care — continued			2,300	PAREXEL International
2,100	ArthroCare Corporation(b,c)	$94,059		Corporation(b,c)	$56,074
2,100	BioLase Technology, Inc.(c)	15,960	2,100	Pediatrix Medical Group, Inc.(b)	184,128
1,500	Biosite, Inc.(b,c)	74,880	3,221	Per-Se Technologies, Inc.(b)	80,105
1,300	Bradley Pharmaceuticals, Inc.(b,c)	15,249	2,100	PolyMedica Corporation(c)	83,412
2,300	Cambrex Corporation	50,853	1,600	Possis Medical, Inc.(b)	15,680
3,700	Centene Corporation(b)	97,273	3,900	Regeneron Pharmaceuticals, Inc.(b)	59,397
5,400	Cerner Corporation(b)	243,000	1,500	RehabCare Group, Inc.(b)	28,770
2,200	Chemed Corporation	116,952	6,200	ResMed, Inc.(b)	244,528
1,200	CNS, Inc.(c)	26,244	6,400	Respironics, Inc.(b)	230,592
2,600	CONMED Corporation(b,c)	61,464	5,200	Savient Pharmaceuticals, Inc.(b)	23,244
3,100	Connetics Corporation(b,c)	46,438	1,300	SFBC International, Inc.(b,c)	28,665
3,900	Cooper Companies, Inc.	216,177	4,400	Sierra Health Services, Inc.	174,328
1,900	Cross Country Healthcare, Inc.(b)	37,544	3,100	Sunrise Senior Living, Inc.(b,c)	112,685
1,950	CryoLife, Inc.(b,c)	9,165	1,300	SurModics, Inc.(b,c)	47,944
1,900	Cyberonics, Inc.(b,c)	57,019	3,400	Sybron Dental Specialties, Inc.(b)	144,840
1,100	Datascope Corporation(c)	38,610	2,900	Theragenics Corporation(b)	10,672
3,800	Dendrite International, Inc.(b,c)	55,176	3,900	United Surgical Partners
2,000	Diagnostic Products Corporation(c)	101,600		International, Inc.(b)	151,164
1,800	Dionex Corporation(b)	95,454	2,800	Viasys Healthcare, Inc.(b)	79,296
1,900	DJ Orthopedics, Inc.(b)	62,377	500	Vital Signs, Inc.	25,655

2,422	Enzo Biochem, Inc.(b,c)	31,583		Total Health Care	5,895,551

2,000	Gentiva Health Services, Inc.(b)	37,980
1,900	Greatbatch Technologies, Inc.(b)	49,476	Industrials (14.3%)
2,300	Haemonetics Corporation(b)	119,600	1,800	A.O. Smith Corporation(c)	77,562
3,900	Hologic, Inc.(b)	200,694	1,600	A.S.V., Inc.(b,c)	52,800
5,600	Hooper Holmes, Inc.	19,600	2,900	AAR Corporation(b)	69,107
1,200	ICU Medical, Inc.(b)	43,248	3,300	ABM Industries, Inc.	63,063
2,800	IDEXX Laboratories, Inc.(b)	215,096	3,900	Acuity Brands, Inc.	147,771
3,975	Immucor, Inc.(b)	119,449	1,900	Administaff, Inc.	81,776
1,600	Integra LifeSciences		2,800	Albany International Corporation	103,600
	Holdings Corporation(b,c)	62,400	900	Angelica Corporation	15,525
2,284	Intermagnetics General		2,400	Apogee Enterprises, Inc.(c)	44,304
	Corporation(b)	92,137	2,250	Applied Industrial Technologies, Inc.	95,625
2,800	Invacare Corporation	96,852	1,200	Applied Signal Technology, Inc.	27,804
800	Kensey Nash Corporation(b,c)	19,528	2,200	Arkansas Best Corporation(c)	94,182
1,800	Laserscope(b,c)	48,546	2,500	Armor Holdings, Inc.(b,c)	119,175
1,800	LCA-Vision, Inc.(c)	101,106	3,400	Artesyn Technologies, Inc.(b,c)	34,272
4,800	Medicis Pharmaceutical		1,500	Astec Industries, Inc.(b,c)	57,675
	Corporation(c)	148,368	2,500	Baldor Electric Company	74,700
3,300	Mentor Corporation(c)	148,500	1,700	Barnes Group, Inc.(c)	64,379
2,300	Merit Medical Systems, Inc.(b)	32,453	2,900	Bowne & Company, Inc.(c)	43,674
6,700	MGI Pharma, Inc.(b,c)	111,689	4,300	Brady Corporation	171,011
2,100	Noven Pharmaceuticals, Inc.(b)	32,823	4,600	Briggs & Stratton Corporation	160,034
3,050	Odyssey Healthcare, Inc.(b,c)	62,159	2,300	C&D Technologies, Inc.(c)	19,090
1,600	Osteotech, Inc.(b)	8,656	1,100	CDI Corporation(c)	29,997
3,500	Owens & Minor, Inc.	109,550	1,600	Central Parking Corporation	23,600

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Industrials — continued			3,200	Mueller Industries, Inc.	$92,896
2,350	Ceradyne, Inc.(b,c)	$134,514	1,800	NCI Building Systems, Inc.(b,c)	91,260
4,500	CLARCOR, Inc.	153,360	2,800	NCO Group, Inc.(b)	47,684
2,400	Coinstar, Inc.(b)	59,760	2,500	Old Dominion Freight Line(b)	71,350
1,000	Consolidated Graphics, Inc.(b)	51,360	2,100	On Assignment, Inc.(b)	26,103
1,400	Cubic Corporation(c)	31,206	6,300	Oshkosh Truck Corporation	310,653
1,900	Curtiss-Wright Corporation	112,746	2,700	Regal-Beloit Corporation(c)	99,603
1,300	EDO Corporation(c)	35,919	1,100	Robbins & Myers, Inc.	25,938
2,800	EGL, Inc.(b,c)	114,548	7,600	Roper Industries, Inc.	306,660
1,600	ElkCorp(c)	56,272	2,100	School Specialty, Inc.(b)	78,855
1,400	EMCOR Group, Inc.(b,c)	114,828	7,000	Shaw Group, Inc.(b)	249,340
1,900	EnPro Industries, Inc.(b,c)	58,292	3,200	Simpson Manufacturing
2,300	Esterline Technologies Corporation(b)	95,151		Company, Inc.(c)	123,808
2,700	Forward Air Corporation	105,300	5,100	SkyWest, Inc.	148,818
3,200	Frontier Airlines, Inc.(b,c)	21,504	1,300	SOURCECORP, Inc.(b)	34,216
1,800	G & K Services, Inc.	71,532	5,100	Spherion Corporation(b,c)	57,120
2,300	Gardner Denver, Inc.(b)	121,670	1,200	Standard Register Company	21,780
4,800	GenCorp, Inc.(b,c)	96,144	1,100	Standex International Corporation	34,012
2,220	Griffon Corporation(b,c)	52,392	2,600	Stewart & Stevenson Services, Inc.(c)	67,522
2,450	Healthcare Services Group, Inc.(c)	47,946	2,900	Teledyne Technologies, Inc.(b)	94,772
4,101	Heartland Express, Inc.	95,512	5,000	Tetra Tech, Inc.(b)	83,750
1,700	Heidrick & Struggles		3,800	Toro Company	167,998
	International, Inc.(b)	57,052	2,500	Tredegar Corporation	37,325
1,800	Hub Group, Inc.(b)	76,230	1,300	Triumph Group, Inc.(b,c)	54,938
5,900	Hughes Supply, Inc.	271,990	2,800	United Stationers, Inc.(b)	140,084
4,550	IDEX Corporation	209,300	1,400	Universal Forest Products, Inc.	80,178
2,300	Insituform Technologies, Inc.(b)	58,443	3,700	URS Corporation(b)	158,286
4,600	JLG Industries, Inc.	250,608	1,500	Valmont Industries, Inc.	60,075
2,500	John H. Harland Company(c)	93,325	2,000	Viad Corporation	56,940
2,100	Kaman Corporation	44,247	1,600	Vicor Corporation	27,120
7,300	Kansas City Southern, Inc.(b,c)	189,654	900	Volt Information Sciences, Inc.(b)	22,032
2,400	Kaydon Corporation	80,256	2,700	Wabash National Corporation(c)	57,591
2,200	Kirby Corporation(b)	123,486	4,050	Waste Connections, Inc.(b,c)	141,507
5,025	Knight Transportation, Inc.	102,208	2,100	Watsco, Inc.(c)	148,554
4,700	Labor Ready, Inc.(b)	109,463	3,700	Watson Wyatt Worldwide, Inc.	112,628
5,100	Landstar System, Inc.	215,730	2,300	Watts Water Technologies, Inc.(c)	77,464
400	Lawson Products, Inc.(c)	16,896	1,300	Wolverine Tube, Inc.(b,c)	6,877
5,000	Lennox International, Inc.	159,750	900	Woodward Governor Company	84,195

1,200	Lindsay Manufacturing Company	29,952		Total Industrials	9,279,077

1,500	Lydall, Inc.(b)	13,500
2,600	MagneTek, Inc.(b,c)	10,530	Information Technology (12.5%)
2,600	Manitowoc Company, Inc.	172,900	2,300	Actel Corporation(b)	34,914
2,600	Mesa Air Group, Inc.(b,c)	30,290	9,900	Adaptec, Inc.(b)	53,856
1,300	Mobile Mini, Inc.(b)	64,636	2,500	Advanced Energy Industries, Inc.(b)	39,225
2,925	Moog, Inc.(b)	98,017	6,300	Aeroflex, Inc.(b)	76,167

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Information Technology — continued			2,500	Gevity HR, Inc.(c)	$68,625
2,600	Agilysys, Inc.(c)	$55,120	2,100	Global Imaging Systems, Inc.(b)	74,256
2,000	Altiris, Inc.(b)	39,100	5,780	Global Payments, Inc.	294,375
2,800	Anixter International, Inc.	129,612	6,500	Harmonic, Inc.(b)	35,880
2,800	ANSYS, Inc.(b)	122,808	2,200	Hutchinson Technology, Inc.(b,c)	60,896
3,300	ATMI, Inc.(b,c)	110,880	5,100	Hyperion Solutions Corporation(b)	175,491
3,647	Avid Technology, Inc.(b)	181,146	2,400	InfoSpace, Inc.(b,c)	56,664
8,900	Axcelis Technologies, Inc.(b,c)	56,248	3,400	Internet Security Systems, Inc.(b)	72,488
900	Bel Fuse, Inc.(c)	33,516	1,800	Inter-Tel, Inc.(c)	39,024
3,725	Belden CDT, Inc.(c)	100,948	1,544	Intrado, Inc.(b,c)	39,279
2,600	Bell Microproducts, Inc.(b,c)	16,536	1,100	iPayment Holdings, Inc.(b,c)	45,804
3,600	Benchmark Electronics, Inc.(b)	131,508	2,100	Itron, Inc.(b)	100,527
1,500	Black Box Corporation	75,945	2,100	J2 Global Communication, Inc.(b,c)	100,275
1,100	Blue Coat Systems, Inc.(b,c)	45,089	2,500	JDA Software Group, Inc.(b,c)	38,325
3,600	Brightpoint, Inc.(b)	81,324	3,900	Keane, Inc.(b,c)	42,237
6,553	Brooks Automation, Inc.(b)	110,484	1,200	Keithley Instruments, Inc.	18,360
2,600	CACI International, Inc.(b)	148,460	2,500	Komag, Inc.(b,c)	117,650
2,500	Captaris, Inc.(b)	9,675	5,700	Kopin Corporation(b,c)	27,132
1,900	Carreker Corporation(b)	10,697	2,650	Kronos, Inc.(b)	104,145
900	Catapult Communications		4,500	Kulicke and Soffa Industries, Inc.(b,c)	50,355
	Corporation(b)	10,692	2,000	Littelfuse, Inc.(b)	59,100
4,200	C-COR, Inc.(b,c)	26,838	2,500	Manhattan Associates, Inc.(b)	54,400
3,300	Checkpoint Systems, Inc.(b)	89,001	1,600	ManTech International Corporation(b)	44,736
4,900	CIBER, Inc.(b,c)	30,772	1,900	MapInfo Corporation(b)	26,847
4,100	Cognex Corporation	119,638	1,700	MAXIMUS, Inc.	66,504
2,700	Coherent, Inc.(b)	83,592	1,800	Mercury Computer Systems, Inc.(b)	34,848
1,900	Cohu, Inc.(c)	53,865	3,400	Methode Electronics, Inc.	41,820
1,700	Comtech Telecommunications		3,400	MICROS Systems, Inc.(b)	156,910
	Corporation(b,c)	54,179	5,400	Microsemi Corporation(b)	164,376
3,100	CTS Corporation(c)	38,161	2,500	MIVA, Inc.(b,c)	13,500
3,100	Cymer, Inc.(b)	139,934	1,900	MRO Software, Inc.(b)	29,146
1,300	Daktronics, Inc.	39,507	1,700	MTS Systems Corporation	62,305
1,900	Digi International, Inc.(b)	21,527	3,800	Napster, Inc.(b,c)	14,858
3,100	Digital Insight Corporation(b)	111,197	2,800	NETGEAR, Inc.(b)	50,736
2,900	Ditech Communications		2,300	Network Equipment
	Corporation(b)	26,419		Technologies, Inc.(b,c)	9,637
2,600	DSP Group, Inc.(b,c)	76,310	2,600	Novatel Wireless, Inc.(b,c)	28,366
4,100	eFunds Corporation(b)	96,678	1,700	Open Solutions, Inc.(b,c)	44,183
2,500	Electro Scientific Industries, Inc.(b)	63,675	1,700	Park Electrochemical Corporation	48,076
1,200	EPIQ Systems, Inc.(b,c)	26,760	3,200	Paxar Corporation(b,c)	64,704
3,100	ESS Technology, Inc.(b,c)	12,400	2,000	PC TEL, Inc.(b)	19,060
3,000	Exar Corporation(b,c)	40,410	1,700	Pegasus Solutions, Inc.(b,c)	15,215
2,900	FactSet Research Systems, Inc.(c)	115,652	2,400	Pericom Semiconductor
2,200	FEI Company(b,c)	50,776		Corporation(b)	23,280
3,700	FileNet Corporation(b,c)	103,822	2,200	Phoenix Technologies, Ltd.(b,c)	15,070
6,000	FLIR Systems, Inc.(b,c)	142,200	1,500	Photon Dynamics, Inc.(b)	32,865
2,000	Gerber Scientific, Inc.(b)	22,240	3,600	Photronics, Inc.(b,c)	64,944

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Information Technology — continued			1,800	Brush Engineered Materials, Inc.(b)	$38,754
1,300	Planar Systems, Inc.(b,c)	$17,966	2,900	Buckeye Technologies, Inc.(b)	27,318
2,600	Power Integrations, Inc.(b,c)	68,874	2,500	Caraustar Industries, Inc.(b,c)	27,200
3,500	Progress Software Corporation(b)	100,660	1,900	Carpenter Technology Corporation	172,064
700	Quality Systems, Inc.(c)	61,950	2,000	Century Aluminum Company(b,c)	68,160
2,000	Radiant Systems, Inc.(b,c)	28,000	2,000	Chaparral Steel Company(b,c)	82,100
1,800	RadiSys Corporation(b)	32,364	1,700	Chesapeake Corporation	26,350
1,500	Rogers Corporation(b)	70,665	1,900	Cleveland-Cliffs, Inc.(c)	204,915
1,300	Rudolph Technologies, Inc.(b,c)	19,877	5,100	Commercial Metals Company	241,383
1,400	SBS Technologies, Inc.(b)	15,974	1,100	Deltic Timber Corporation(c)	58,311
1,100	ScanSource, Inc.(b)	64,691	4,086	Florida Rock Industries, Inc.	220,889
4,700	Secure Computing Corporation(b)	68,432	2,900	Georgia Gulf Corporation	99,180
2,500	SERENA Software, Inc.(b)	59,025	2,500	H.B. Fuller Company	94,475
13,700	Skyworks Solutions, Inc.(b)	72,336	3,700	Headwaters, Inc.(b,c)	127,650
2,100	Sonic Solutions, Inc.(b,c)	35,175	2,200	MacDermid, Inc.	66,330
1,400	SPSS, Inc.(b)	45,136	1,300	Material Sciences Corporation(b)	18,070
2,100	Standard Microsystems Corporation(b)	72,324	2,798	Myers Industries, Inc.(c)	41,970
1,200	StarTek, Inc.(c)	24,360	1,300	Neenah Paper, Inc.(c)	38,090
1,000	Supertex, Inc.(b)	29,990	2,500	OM Group, Inc.(b)	53,775
4,050	Symmetricom, Inc.(b,c)	40,054	3,700	OMNOVA Solutions, Inc.(b)	24,938
2,100	Synaptics, Inc.(b,c)	57,792	800	Penford Corporation	12,488
6,150	Take-Two Interactive		7,800	PolyOne Corporation(b)	55,848
	Software, Inc.(b,c)	97,539	1,500	Pope & Talbot, Inc.	12,300
2,850	TALX Corporation	89,319	1,000	Quaker Chemical Corporation	19,910
3,400	Technitrol, Inc.	69,224	2,250	Quanex Corporation	139,748
5,500	THQ, Inc.(b,c)	144,375	2,400	Reliance Steel &
1,100	Tollgrade Communications, Inc.(b)	12,826		Aluminum Company	190,800
4,750	Trimble Navigation, Ltd.(b)	190,095	2,800	Rock-Tenn Company	39,144
2,100	Ultratech, Inc.(b,c)	40,320	2,000	RTI International Metals, Inc.(b)	90,500
3,300	Varian Semiconductor		2,200	Ryerson, Inc.(c)	67,936
	Equipment Associates, Inc.(b,c)	163,449	1,400	Schweitzer-Mauduit
2,300	Veeco Instruments, Inc.(b,c)	50,025		International, Inc.	37,268
1,900	ViaSat, Inc.(b)	47,880	1,000	Steel Technologies, Inc.	29,110
3,000	WebEx Communications, Inc.(b,c)	72,840	2,000	Texas Industries, Inc.	107,620
2,100	Websense, Inc.(b)	138,453	4,400	Wausau-Mosinee Paper
1,700	X-Rite, Inc.(c)	20,213		Corporation(c)	56,100

	Total Information		1,700	Wellman, Inc.(c)	12,070

	Technology	8,128,980		Total Materials	3,102,686

Materials (4.8%)			Telecommunications Services (0.1%)
2,700	A. Schulman, Inc.(c)	66,555	1,900	Commonwealth Telephone
900	A.M. Castle & Company(b)	27,135		Enterprises, Inc.(c)	63,403
2,696	Aleris International, Inc.(b)	112,208	4,100	General Communication, Inc.(b)	44,485

2,000	AMCOL International Corporation	53,960		Total Telecommunications
3,100	AptarGroup, Inc.	174,964		Services	107,888

2,100	Arch Chemicals, Inc.	65,100

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (76.9%)	Value	Shares	Common Stock (76.9%)	Value

Utilities (3.3%)			2,500	New Jersey Resources Corporation	$113,625
2,600	ALLETE, Inc.	$115,154	2,600	Northwest Natural Gas Company(c)	92,534
1,500	American States Water Company(c)	47,250	6,900	Piedmont Natural Gas
7,000	Atmos Energy Corporation	183,960		Company, Inc.	167,325
4,200	Avista Corporation	80,262	2,600	South Jersey Industries, Inc.	76,440
1,100	Cascade Natural Gas Corporation(c)	22,154	8,356	Southern Union Company	210,571
1,100	Central Vermont Public		3,600	Southwest Gas Corporation	99,540
	Service Corporation(c)	21,285	9,000	UGI Corporation	193,230
1,300	CH Energy Group, Inc.	60,970	1,200	UIL Holdings Corporation(c)	58,008
4,400	Cleco Corporation	96,492	3,100	UniSource Energy Corporation	95,883

4,300	El Paso Electric Company(b)	88,064		Total Utilities	2,148,611

6,300	Energen Corporation	245,826

600	Green Mountain Power Corporation	18,060		Total Common Stock
1,900	Laclede Group, Inc.(c)	61,978		(cost $33,540,073)	49,943,341

Shares	Collateral Held for Securities Loaned (20.2%)	Interest Rate(d)	Maturity Date	Value

13,145,288	Thrivent Financial Securities Lending Trust	4.460%	N/A	$13,145,288

	Total Collateral Held for Securities Loaned
	(cost $13,145,288)			13,145,288

Shares	Short-Term Investments (2.9%)	Interest Rate(d)	Maturity Date	Value

1,895,221	Thrivent Money Market Fund(e)	4.110%	N/A	$1,895,221

	Total Short-Term Investments (at amortized cost)			1,895,221

	Total Investments (cost $48,580,582)			$64,983,850

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At January 31, 2006, $70,200 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition, 1,800 shares in Anchor Bancorp Wisconsin, Inc. common stock valued at $56,034 and $1,895,221 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

Russell Mini Futures	28	March 2006	Long	$2,062,760	$1,945,967	$116,793

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $18,243,165 and $(1,839,897), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Growth Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.2%)	Value	Shares	Common Stock (84.2%)	Value

Consumer Discretionary (14.7%)			56,000	Scientific Games Corporation(b)	$1,794,800
25,500	Abercrombie & Fitch Company	$1,692,945	12,900	SCP Pool Corporation	514,452
41,750	Advance Auto Parts, Inc.(b)	1,819,048	23,200	Staples, Inc.	550,072
26,000	Amazon.com, Inc.(b,c)	1,165,320	23,000	Starwood Hotels & Resorts
7,641	Apollo Group, Inc.(b)	425,374		Worldwide, Inc.	1,398,630
23,800	Barnes & Noble, Inc.	1,009,596	23,100	Station Casinos, Inc.	1,544,235
25,560	Bed Bath & Beyond, Inc.(b)	956,200	5,900	Strayer Education, Inc.(c)	522,504
10,700	Centex Corporation	763,873	36,400	Texas Roadhouse, Inc.(b,c)	564,564
37,400	Cheesecake Factory, Inc.(b,c)	1,378,190	18,800	Tractor Supply Company(b,c)	960,304
48,400	Chico’s FAS, Inc.(b)	2,108,304	56,735	Univision Communications, Inc.(b)	1,806,442
22,400	Claire’s Stores, Inc.	709,184	41,400	Urban Outfitters, Inc.(b,c)	1,130,634
81,100	Coach, Inc.(b)	2,915,545	26,550	Volcom, Inc.(b,c)	1,007,307
20,250	Coldwater Creek, Inc.(b,c)	413,100	28,700	Williams-Sonoma, Inc.(b)	1,141,686
11,600	D.R. Horton, Inc.	432,912	32,500	Wynn Resorts, Ltd.(b,c)	2,098,850
12,300	Darden Restaurants, Inc.	500,118	29,300	XM Satellite Radio Holdings, Inc.(b)	767,074

21,500	Domino’s Pizza, Inc.(c)	535,565		Total Consumer
12,700	Education Management			Discretionary	58,793,739

	Corporation(b)	388,874
1	Expedia, Inc.(b)	17	Consumer Staples (0.9%)
5,600	Fortune Brands, Inc.	419,776	28,800	Alberto-Culver Company	1,275,840
25,900	Fossil, Inc.(b,c)	613,830	21,100	Church & Dwight Company, Inc.	776,480
22,000	Gentex Corporation	367,400	10,000	Dean Foods Company(b)	379,300
22,300	Getty Images, Inc.(b,c)	1,820,795	14,100	Whole Foods Market, Inc.(c)	1,041,567

15,400	GTECH Holdings Corporation	514,668		Total Consumer Staples	3,473,187

22,400	Harman International
	Industries, Inc.	2,464,000	Energy (9.0%)
22,600	Harrah’s Entertainment, Inc.	1,663,360	20,100	Bill Barrett Corporation(b,c)	771,840
26,600	Hilton Hotels Corporation	663,138	40,340	BJ Services Company	1,633,367
27,300	International Game Technology	976,794	22,600	Cal Dive International, Inc.(b,c)	948,748
8,600	ITT Educational Services, Inc.(b)	501,380	17,200	Cameco Corporation	1,360,176
35,900	Lamar Advertising Company(b)	1,648,528	6,200	Carbo Ceramics, Inc.(c)	417,694
11,400	Lennar Corporation	713,184	55,600	Chesapeake Energy Corporation(c)	1,948,224
9,000	Marriott International, Inc.	599,760	6,000	CONSOL Energy, Inc.	437,400
19,200	Michaels Stores, Inc.	645,696	39,700	Cooper Cameron Corporation(b)	1,921,083
43,900	Nordstrom, Inc.	1,831,508	16,300	ENSCO International, Inc.	833,256
43,900	Office Depot, Inc.(b)	1,455,285	15,300	EOG Resources, Inc.	1,293,462
21,900	O’Reilly Automotive, Inc.(b)	718,758	27,000	GlobalSantaFe Corporation	1,648,350
34,600	Orient Express Hotels, Ltd.	1,116,888	21,400	Grant Prideco, Inc.(b)	1,071,926
11,900	P.F. Chang’s China Bistro, Inc.(b,c)	609,994	14,300	Nabors Industries, Ltd.(b)	1,161,875
20,700	Panera Bread Company(b,c)	1,409,670	31,600	National Oilwell Varco, Inc.(b)	2,403,812
14,100	Penn National Gaming, Inc.(b)	452,610	31,400	Newfield Exploration Company(b)	1,645,360
27,000	PETsMART, Inc.	676,620	15,300	Noble Corporation	1,230,732
20,500	Pixar, Inc.(b)	1,184,490	9,200	Noble Energy, Inc.	425,776
15,000	Polo Ralph Lauren Corporation	849,600	13,000	NS Group, Inc.(b,c)	587,600
10,000	Pulte Homes, Inc.	399,000	22,400	Patterson-UTI Energy, Inc.	842,688
10,800	Royal Caribbean Cruises, Ltd.	441,720	13,700	Peabody Energy Corporation	1,363,287
52,800	Saks, Inc.(b)	1,019,568	24,800	Petrohawk Energy Corporation(b,c)	396,800

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.2%)	Value	Shares	Common Stock (84.2%)	Value

Energy — continued			51,800	TD Ameritrade
34,840	Smith International, Inc.	$1,567,800		Holding Corporation	$1,048,432
24,100	Southwestern Energy Company(b)	1,039,674	19,200	Willis Group Holdings, Ltd.	666,432
16,400	Sunoco, Inc.	1,561,280	16,800	Zions Bancorporation	1,328,376

16,900	Teekay LNG Partners, LP(c)	500,240		Total Financials	29,207,631

32,300	Ultra Petroleum Corporation(b)	2,221,917
21,100	Valero Energy Corporation	1,317,273	Health Care (15.3%)
11,200	Weatherford International, Ltd.(b)	501,536	12,300	Advanced Medical Optics, Inc.(b)	548,334
18,400	Williams Companies, Inc.	438,656	9,500	Aetna, Inc.	919,600
49,142	XTO Energy, Inc.	2,411,889	6,300	Allergan, Inc.	733,320

	Total Energy	35,903,721	23,300	Amedisys, Inc.(b,c)	1,056,655

			29,200	Amylin Pharmaceuticals, Inc.(b,c)	1,238,080
Financials (7.3%)			26,000	ArthroCare Corporation(b,c)	1,164,540
23,399	Affiliated Managers Group, Inc.(b,c)	2,171,427	21,650	Barr Pharmaceuticals, Inc.(b)	1,419,807
10,500	Alliance Capital Management		23,800	Biogen Idec, Inc.(b)	1,065,050
	Holding, LP(c)	634,620	16,257	Biomet, Inc.	614,677
81,000	American Equity Investment		13,800	C.R. Bard, Inc.	875,196
	Life Holding Company(c)	1,138,050	35,500	Caliper Life Sciences, Inc.(b,c)	208,030
49,750	Apollo Investment Corporation(c)	906,942	28,494	Caremark Rx, Inc.(b)	1,404,754
29,500	Assurant, Inc.	1,354,640	16,000	Celgene Corporation(b,c)	1,138,400
29,400	Assured Guaranty, Ltd.	748,818	6,900	Cephalon, Inc.(b,c)	489,141
17,300	Astoria Financial Corporation	498,240	12,000	Cerner Corporation(b)	540,000
11,700	BankUnited Financial Corporation	328,770	29,800	Community Health Systems, Inc.(b)	1,084,422
10,100	Bear Stearns Companies, Inc.	1,277,246	19,000	Covance, Inc.(b)	1,079,390
14,000	Calamos Asset Management, Inc.	486,360	41,575	Coventry Health Care, Inc.(b)	2,476,623
1,641	CapitalSource, Inc.(c)	36,036	58,400	Cytyc Corporation(b)	1,757,840
16,900	CB Richard Ellis Group, Inc.(b)	1,066,728	23,600	Dade Behring Holdings, Inc.	923,468
45,200	Charles Schwab Corporation	668,508	40,850	DaVita, Inc.(b)	2,236,538
5,400	Chicago Mercantile Exchange		12,200	Dentsply International, Inc.	655,140
	Holdings, Inc.	2,285,550	25,800	Endo Pharmaceutical
12,300	CIT Group, Inc.	656,082		Holdings, Inc.(b)	740,460
5,500	City National Corporation	412,335	16,000	Express Scripts, Inc.(b)	1,460,640
12,800	Commerce Bancorp, Inc.(c)	428,032	22,600	Fisher Scientific
37,600	E*TRADE Financial Corporation(b)	894,504		International, Inc.(b)	1,511,262
21,600	East West Bancorp, Inc.	797,256	20,600	Forest Laboratories, Inc.(b)	953,368
48,000	Eaton Vance Corporation	1,383,360	23,200	Gen-Probe, Inc.(b)	1,169,976
11,200	Everest Re Group, Ltd.	1,082,480	11,300	Genzyme Corporation(b)	801,622
11,500	Global Signal, Inc.	555,450	31,600	Gilead Sciences, Inc.(b)	1,923,492
14,800	Investors Financial		22,900	Health Net, Inc.(b)	1,130,573
	Services Corporation(c)	694,712	29,400	Henry Schein, Inc.(b)	1,371,216
13,300	Lazard, Ltd.	476,938	27,900	Hospira, Inc.(b)	1,248,525
15,750	Legg Mason, Inc.	2,042,775	13,900	Humana, Inc.(b)	775,203
8,800	Moody’s Corporation	557,216	20,000	ICOS Corporation(b,c)	497,000
10,400	Nuveen Investments(c)	471,848	18,500	ImClone Systems, Inc.(b)	666,555
27,600	T. Rowe Price Group, Inc.	2,109,468

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.2%)	Value	Shares	Common Stock (84.2%)	Value

Health Care — continued			12,000	CNF, Inc.	$615,000
5,800	INAMED Corporation(b)	$534,238	32,200	Corporate Executive
13,700	Intermagnetics General			Board Company	2,709,308
	Corporation(b,c)	552,658	12,600	Cummins, Inc.(c)	1,225,980
7,700	Intuitive Surgical, Inc.(b)	1,059,905	8,400	Danaher Corporation	475,776
12,900	Invitrogen Corporation(b)	888,552	12,900	DRS Technologies, Inc.(c)	641,001
15,100	Kinetic Concepts, Inc.(b)	546,469	12,600	Energy Conversion Devices, Inc.(b,c)	634,536
30,100	Laboratory Corporation of		25,720	Expeditors International of
	America Holdings(b,c)	1,765,365		Washington, Inc.	1,891,449
9,800	Lincare Holdings, Inc.(b)	414,148	23,300	Fastenal Company(c)	888,895
11,300	Manor Care, Inc.	441,830	16,300	Gardner Denver, Inc.(b)	862,270
11,200	Medco Health Solutions, Inc.(b)	605,920	29,000	GATX Corporation	1,151,590
17,300	Medicis Pharmaceutical		11,400	Graco, Inc.	458,052
	Corporation(c)	534,743	17,200	Hub Group, Inc.(b)	728,420
18,800	MedImmune, Inc.(b)	641,456	11,700	IDEX Corporation	538,200
24,300	Omnicare, Inc.	1,207,710	9,500	ITT Industries, Inc.	973,750
50,600	PDL BioPharma, Inc.(b,c)	1,474,990	22,300	Jacobs Engineering Group, Inc.(b)	1,859,151
12,800	Pediatrix Medical Group, Inc.(b)	1,122,304	63,900	JB Hunt Transport Services, Inc.	1,520,820
8,400	Pharmaceutical Product		26,700	Joy Global, Inc.	1,442,868
	Development, Inc.	581,112	14,700	L-3 Communications
27,000	Psychiatric Solutions, Inc.(c)	890,730		Holdings, Inc.	1,190,994
13,900	Quest Diagnostics, Inc.	687,077	22,300	Mobile Mini, Inc.(b,c)	1,108,756
13,800	Radiation Therapy Services, Inc.(b,c)	412,620	46,300	Monster Worldwide, Inc.(b)	1,975,158
23,000	ResMed, Inc.(b,c)	907,120	16,300	MSC Industrial Direct
11,200	Respironics, Inc.(b)	403,536		Company, Inc.	732,359
9,700	Sepracor, Inc.(b)	552,027	20,300	Oshkosh Truck Corporation	1,000,993
13,000	Shire Pharmaceuticals Group plc(c)	633,750	43,600	Precision Castparts Corporation	2,177,820
10,800	Sierra Health Services, Inc.	427,896	18,300	Robert Half International, Inc.	668,499
37,300	St. Jude Medical, Inc.(b)	1,832,549	15,700	Rockwell Automation, Inc.	1,037,299
8,800	Techne Corporation(b)	500,280	20,200	Rockwell Collins, Inc.	947,784
44,800	Varian Medical Systems, Inc.(b)	2,697,408	49,500	Roper Industries, Inc.	1,997,325
17,900	VCA Antech, Inc.(b)	495,293	18,900	Stericycle, Inc.(b)	1,129,653
15,200	Ventana Medical Systems, Inc.(b,c)	613,168	24,100	Terex Corporation(b)	1,699,050

	Total Health Care	61,303,751	21,100	Thomas & Betts Corporation(b)	942,115

			27,800	URS Corporation(b)	1,189,284
Industrials (11.1%)			10,800	UTI Worldwide, Inc.(c)	1,131,084
44,100	AirTran Holdings, Inc.(b,c)	747,054	6,400	W.W. Grainger, Inc.	453,952

6,450	Alliant Techsystems, Inc.(b)	499,875		Total Industrials	44,269,686

11,600	American Standard Companies, Inc.	417,600
10,300	AMETEK, Inc.	423,742	Information Technology (21.0%)
29,600	Beacon Roofing Supply, Inc.(b)	983,016	62,100	Activision, Inc.(b)	890,514
8,600	Burlington Northern		65,334	Adobe Systems, Inc.	2,595,066
	Santa Fe Corporation	689,032	22,600	ADTRAN, Inc.	662,858
40,800	C.H. Robinson Worldwide, Inc.	1,650,768	19,800	Advanced Micro Devices, Inc.(b)	828,828
20,900	ChoicePoint, Inc.(b)	859,408	51,600	Aeroflex, Inc.(b,c)	623,844

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.2%)	Value	Shares	Common Stock (84.2%)	Value

Information Technology — continued			43,936	Juniper Networks, Inc.(b)	$796,560
68,000	Akamai Technologies, Inc.(b,c)	$1,484,440	20,480	KLA-Tencor Corporation	1,064,550
37,400	Alliance Data		34,600	Lam Research Corporation(b)	1,606,478
	Systems Corporation(b)	1,580,150	33,500	Lawson Software, Inc.(b,c)	246,560
25,400	Altera Corporation(b)	490,474	26,400	Linear Technology Corporation	982,344
39,000	Amdocs, Ltd.(b)	1,255,800	122,900	LSI Logic Corporation(b)	1,124,535
34,400	Amphenol Corporation	1,748,552	51,100	Marvell Technology Group, Ltd.(b)	3,496,262
17,200	Analog Devices, Inc.	684,044	13,200	Maxim Integrated Products, Inc.	541,728
9,400	Apple Computer, Inc.(b)	709,794	12,500	McAfee, Inc.(b)	289,875
57,800	ASML Holding NV ADR(b,c)	1,305,702	45,900	MEMC Electronic Materials, Inc.(b)	1,311,822
27,900	Autodesk, Inc.	1,132,461	8,500	Mettler-Toledo International, Inc.(b)	492,065
10,200	Avid Technology, Inc.(b)	506,634	46,510	Microchip Technology, Inc.	1,744,590
76,500	BEA Systems, Inc.(b)	793,305	7,000	MICROS Systems, Inc.(b)	323,050
62,700	Broadcom Corporation(b)	4,276,141	29,300	Microsemi Corporation(b)	891,892
9,800	Business Objects SA ADR(b,c)	406,700	34,100	National Semiconductor
10,200	CDW Corporation	571,200		Corporation	961,961
18,900	Check Point Software		40,600	NAVTEQ Corporation(b)	1,823,346
	Technologies, Ltd.(b)	408,996	13,900	NCR Corporation(b)	516,385
19,600	CheckFree Corporation(b)	1,015,672	58,000	Network Appliance, Inc.(b)	1,809,600
54,000	Citrix Systems, Inc.(b)	1,665,360	14,030	Novellus Systems, Inc.(b)	397,750
36,400	CNET Networks, Inc.(b,c)	546,728	18,700	NVIDIA Corporation(b)	840,752
35,000	Cogent, Inc.(b,c)	841,050	16,900	Paychex, Inc.	614,315
35,676	Cognizant Technology		15,700	QLogic Corporation(b)	622,819
	Solutions Corporation(b)	1,868,352	16,900	Red Hat, Inc.(b,c)	489,255
19,700	Cognos, Inc.(b)	750,570	38,000	Redback Networks, Inc.(b,c)	640,300
86,000	Comverse Technology, Inc.(b)	2,355,540	52,700	RSA Security, Inc.(b)	809,999
30,200	Digital Insight Corporation(b)	1,083,274	26,100	Salesforce.com, Inc.(b,c)	1,071,405
59,600	Digitas, Inc.(b)	780,164	18,800	SanDisk Corporation(b)	1,266,368
18,900	DST Systems, Inc.(b)	1,070,874	12,200	Satyam Computer
6,600	Electronic Arts, Inc.(b)	360,228		Services, Ltd. ADR	478,240
19,100	Emulex Corporation(b,c)	350,485	52,300	Sybase, Inc.(b)	1,129,157
19,500	F5 Networks, Inc.(b)	1,261,650	41,733	Symantec Corporation(b)	767,053
10,800	FactSet Research Systems, Inc.(c)	430,704	50,300	Synopsys, Inc.(b)	1,112,133
10,700	Fair Isaac Corporation	474,224	98,200	Tellabs, Inc.(b)	1,255,978
19,850	Fiserv, Inc.(b)	873,003	14,300	Tessera Technologies, Inc.(b,c)	461,604
15,500	FLIR Systems, Inc.(b)	367,350	8,800	Varian Semiconductor
34,500	FormFactor, Inc.(b,c)	1,028,790		Equipment Associates, Inc.	435,864
32,800	Foundry Networks, Inc.(b)	492,984	41,200	VeriSign, Inc.(b)	978,500
19,000	Global Payments, Inc.	967,670	16,200	Websense, Inc.(b)	1,068,066
1,800	Google, Inc.(b)	779,850	20,200	Xilinx, Inc.	568,832
21,500	Harris Corporation	998,245	10,050	Zebra Technologies Corporation(b)	452,552

12,200	Hyperion Solutions Corporation(b)	419,802		Total Information
71,200	Informatica Corporation(b,c)	1,048,064		Technology	83,971,799

54,900	Intersil Corporation	1,595,394
18,050	Iron Mountain, Inc.(b)	752,324
33,500	Jabil Circuit, Inc.(b)	1,353,400

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.2%)	Value	Shares	Common Stock (84.2%)	Value

Materials (2.7%)			Telecommunications Services (1.9%)
25,900	Albemarle Corporation	$1,133,643	77,710	American Tower Corporation(b)	$2,404,347
35,000	Bemis Company, Inc.	1,068,200	34,900	Crown Castle International
22,800	Freeport-McMoRan			Corporation(b)	1,103,887
	Copper & Gold, Inc.	1,464,900	62,800	NII Holdings, Inc.(b,c)	3,106,088
36,200	Glamis Gold, Ltd.(b,c)	1,157,314	56,400	SBA Communications
48,600	Goldcorp, Inc.	1,329,696		Corporation(b)	1,232,340

7,600	IPSCO, Inc.	703,608		Total Telecommunications
14,700	Martin Marietta Materials, Inc.	1,246,266		Services	7,846,662

17,400	Nucor Corporation	1,465,602
3,900	Phelps Dodge Corporation	625,950	Utilities (0.3%)
10,200	Praxair, Inc.	537,336	72,300	AES Corporation(b)	1,231,992

	Total Materials	10,732,515		Total Utilities	1,231,992

				Total Common Stock
				(cost $266,050,553)	336,734,683

Shares	Collateral Held for Securities Loaned (12.4%)		Interest Rate(d)	Maturity Date	Value

49,847,594	Thrivent Financial Securities Lending Trust		4.460%	N/A	$49,847,594

		Total Collateral Held for Securities Loaned
		(cost $49,847,594)			49,847,594

Shares	Short-Term Investments (3.4%)		Interest Rate(d)	Maturity Date	Value

13,401,883	Thrivent Money Market Fund		4.110%	N/A	$13,401,883

		Total Short-Term Investments (at amortized cost)			13,401,883

		Total Investments (cost $329,300,030)			$399,984,160

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $73,903,549 and $(3,219,419), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Mid Cap Value Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (89.0%)	Value	Shares	Common Stock (89.0%)	Value

Consumer Discretionary (12.6%)			3,511	Developers Diversified
1,659	Autoliv, Inc.	$81,274		Realty Corporation	$172,952
2,874	Dow Jones & Company, Inc.(b)	109,241	2,513	Eaton Vance Corporation	72,425
632	Federated Department Stores, Inc.	42,110	1,823	Equity Residential REIT	77,313
4,189	Harrah’s Entertainment, Inc.	308,310	1,991	Everest Re Group, Ltd.	192,430
6,839	J.C. Penney Company, Inc.		3,152	FirstMerit Corporation	79,588
	(Holding Company)	381,614	1,407	Healthcare Realty Trust, Inc.	49,301
2,540	Lamar Advertising Company(c)	116,637	3,770	iStar Financial, Inc.	135,305
3,734	Lennar Corporation	233,599	5,390	KeyCorp	190,752
2,617	Mohawk Industries, Inc.(c)	222,550	1,619	Liberty Property Trust	73,276
7,281	Newell Rubbermaid, Inc.	172,123	2,026	M&T Bank Corporation	219,416
5,077	Ross Stores, Inc.	144,694	2,935	Northern Trust Corporation	153,236
1,898	Stanley Works	93,078	1,939	PartnerRe, Ltd.(b)	119,791

	Total Consumer		5,133	Plum Creek Timber Company, Inc.	189,613
	Discretionary	1,905,230	2,661	PMI Group, Inc.(b)	115,035

			2,653	RenaissanceRe Holdings, Ltd.	120,207
Consumer Staples (4.8%)			3,244	Torchmark Corporation	181,988
6,058	Archer-Daniels-Midland Company	190,827	2,743	Willis Group Holdings, Ltd.(b)	95,210
2,927	Clorox Company	175,181	3,594	Zions Bancorporation	284,178

350	ConAgra Foods, Inc.	7,256		Total Financials	3,651,397

2,344	Pepsi Bottling Group, Inc.	67,976
1,499	Reynolds American, Inc.(b)	151,594	Health Care (4.5%)
4,988	Smithfield Foods, Inc.(c)	133,878	4,113	Apria Healthcare Group, Inc.(c)	100,234

	Total Consumer Staples	726,712	4,221	Charles River Laboratories

				International, Inc.(c)	194,715
Energy (11.3%)			1,766	Coventry Health Care, Inc.(c)	105,201
4,914	BJ Services Company	198,968	2,565	Health Net, Inc.(c)	126,634
4,266	EOG Resources, Inc.	360,648	4,487	MedImmune, Inc.(c)	153,096

2,799	Grant Prideco, Inc.(c)	140,202		Total Health Care	679,880

9,726	Range Resources Corporation	290,516
2,757	Teekay Shipping Corporation(b)	107,082	Industrials (8.1%)
2,374	Ultra Petroleum Corporation(c)	163,307	2,274	Alliant Techsystems, Inc.(c)	176,235
4,024	Western Gas Resources, Inc.	191,140	6,301	American Standard Companies, Inc.	226,836
10,868	Williams Companies, Inc.	259,093	1,375	Carlisle Companies, Inc.	95,439

	Total Energy	1,710,956	2,559	Cooper Industries, Ltd.	208,942

			3,319	Norfolk Southern Corporation	165,419
Financials (24.2%)			4,544	Republic Services, Inc.	171,990
4,253	Ambac Financial Group, Inc.	326,673	3,888	Rockwell Collins, Inc.	182,425

1,685	American Capital Strategies, Ltd.	59,902		Total Industrials	1,227,286

4,442	Apartment Investment &
	Management Company	188,874	Information Technology (7.7%)
1,662	Assurant, Inc.	76,319	11,094	Activision, Inc.(c)	159,088
2,219	Bear Stearns Companies, Inc.	280,615	3,465	ADC Telecommunications, Inc.(b,c)	87,872
802	Brandywine Realty Trust	25,223	3,169	Amphenol Corporation	161,080
2,430	CIT Group, Inc.	129,616	2,681	Avocent Corporation(c)	89,197
834	Commerce Bancshares, Inc.	42,159	20,321	BearingPoint, Inc.(b,c)	167,039
			1,084	Computer Sciences Corporation(c)	54,959
The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (89.0%)	Value	Shares	Common Stock (89.0%)	Value

Information Technology — continued			Utilities (10.9%)
1,273	Freescale Semiconductor, Inc.(c)	$32,029	3,178	AGL Resources, Inc.	$113,709
5,363	Ingram Micro, Inc.(c)	103,774	1,916	CMS Energy Corporation(c)	27,725
2,625	LSI Logic Corporation(c)	24,019	2,487	DPL, Inc.	63,767
1,878	Tessera Technologies, Inc.(c)	60,622	5,044	Edison International, Inc.	221,028
6,953	Unisys Corporation(c)	46,516	3,720	Entergy Corporation	258,577
4,067	Zebra Technologies Corporation(c)	183,137	1,729	FirstEnergy Corporation	86,623

	Total Information		2,910	Northeast Utilities Service
	Technology	1,169,332		Company	57,851

			7,625	PG&E Corporation	284,489
Materials (4.9%)			804	PNM Resources, Inc.	19,754
3,341	Agrium, Inc.	79,683	11,692	PPL Corporation	352,280
2,299	Allegheny Technologies, Inc.(b)	119,203	545	Public Service Enterprise
1,075	Carpenter Technology Corporation	97,352		Group, Inc.	37,943
8,566	Chemtura Corporation	107,675	2,817	Wisconsin Energy Corporation	116,934

1,828	Commercial Metals Company	86,519		Total Utilities	1,640,680

5,317	Packaging Corporation of America	123,354

2,493	Rohm and Haas Company	126,894		Total Common Stock

	Total Materials	740,680		(cost $12,551,652)	13,452,153

Shares	Collateral Held for Securities Loaned (5.1%)		Interest Rate(d)	Maturity Date	Value

776,272	Thrivent Financial Securities Lending Trust		4.460%	N/A	$776,272

	Total Collateral Held for Securities Loaned
	(cost $776,272)				776,272

Principal
Amount
or Shares	Short-Term Investments (5.9%)		Interest Rate(d)	Maturity Date	Value

$895,000	Federal National Mortgage Association		4.411%	2/1/2006	$895,000
72	Thrivent Money Market Fund		4.110%	N/A	72

	Total Short-Term Investments (at amortized cost)				895,072

	Total Investments (cost $14,222,996)				$15,123,497

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $1,041,314 and $(140,813), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Stock Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (86.5%)	Value	Shares	Common Stock (86.5%)	Value

Consumer Discretionary (14.4%)			170,000	Hormel Foods Corporation	$5,700,100
126,500	Abercrombie & Fitch Company	$8,398,335	305,500	Smithfield Foods, Inc.(c)	8,199,620
164,400	American Eagle Outfitters, Inc.	4,435,512	89,500	Whole Foods Market, Inc.(b)	6,611,365

230,000	Autoliv, Inc.	11,267,700		Total Consumer Staples	48,059,154

75,900	Barnes & Noble, Inc.	3,219,678
148,900	Boyd Gaming Corporation(b)	6,730,280	Energy (4.7%)
115,100	Brinker International, Inc.	4,684,570	57,800	Apache Corporation	4,365,634
118,500	Children’s Place Retail		102,500	Baker Hughes, Inc.	7,937,600
	Stores, Inc.(b,c)	5,189,115	50,900	Marathon Oil Corporation	3,912,683
169,700	Circuit City Stores, Inc.	4,278,137	32,800	Occidental Petroleum Corporation	3,204,888
158,550	Coldwater Creek, Inc.(c)	3,234,420	31,800	Peabody Energy Corporation	3,164,418
313,700	Finish Line, Inc.(b)	5,630,915	158,500	Smith International, Inc.	7,132,500
296,300	Foot Locker, Inc.	6,731,936	125,500	Valero Energy Corporation	7,834,965
142,800	Fossil, Inc.(b,c)	3,384,360	60,600	Veritas DGC, Inc.(c)	2,730,636
205,600	Goodyear Tire &		410,400	Weatherford International, Ltd.(c)	18,377,712

	Rubber Company(b,c)	3,215,584		Total Energy	58,661,036

161,600	Harrah’s Entertainment, Inc.	11,893,760
145,000	Hilton Hotels Corporation	3,614,850	Financials (14.7%)
186,600	Kohl’s Corporation(c)	8,283,174	126,600	A.G. Edwards, Inc.	6,022,362
59,900	Lennar Corporation(b)	3,747,344	105,850	Affiliated Managers Group, Inc.(b,c)	9,822,880
94,300	Life Time Fitness, Inc.(b,c)	3,639,037	143,300	American Capital Strategies, Ltd.(b)	5,094,315
205,600	Michaels Stores, Inc.	6,914,328	27,400	Bear Stearns Companies, Inc.	3,465,004
95,000	Mohawk Industries, Inc.(c)	8,078,800	174,600	Brown & Brown, Inc.(b)	5,016,258
86,300	NIKE, Inc.	6,985,985	224,974	CapitalSource, Inc.(b)	4,940,429
87,000	Nordstrom, Inc.	3,629,640	84,700	City National Corporation	6,349,959
73,100	Pixar, Inc.(c)	4,223,718	445,500	Colonial BancGroup, Inc.	11,092,950
131,400	Pulte Homes, Inc.	5,242,860	124,000	Commerce Bancorp, Inc.(b)	4,146,560
99,500	Royal Caribbean Cruises, Ltd.	4,069,550	83,300	Everest Re Group, Ltd.	8,050,945
116,200	Ruby Tuesday, Inc.(b)	3,324,482	192,182	Fidelity National Financial, Inc.	7,585,424
35,600	Sears Holdings Corporation(c)	4,323,264	81,400	First Horizon
235,000	ServiceMaster Company	3,040,900		National Corporation(b)	3,082,618
96,700	Sherwin-Williams Company	5,115,430	192,700	General Growth Properties, Inc.	9,943,320
486,250	Staples, Inc.	11,528,988	570,950	HCC Insurance Holdings, Inc.	17,733,707
142,100	TJX Companies, Inc.(b)	3,627,813	106,400	Home Properties, Inc.	4,880,568
76,200	Toll Brothers, Inc.(c)	2,590,800	409,200	HRPT Properties Trust	4,390,716
68,300	Yum! Brands, Inc.	3,378,801	122,800	Jefferies Group, Inc.	6,688,916

	Total Consumer		50,000	Legg Mason, Inc.	6,485,000
	Discretionary	177,654,066	272,550	Mercantile Bankshares

				Corporation	10,343,272
Consumer Staples (3.9%)			276,800	New York Community
95,700	Bunge Limited			Bancorp, Inc.(b)	4,722,208
	Finance Corporation	5,642,472	153,950	North Fork Bancorporation, Inc.	3,959,594
213,000	Campbell Soup Company	6,375,090	124,000	Ohio Casualty Corporation	3,737,360
79,600	Clorox Company	4,764,060	196,500	PartnerRe, Ltd.(b)	12,139,770
161,700	Flowers Foods, Inc.(b)	4,448,367	63,200	PMI Group, Inc.	2,732,136
123,400	Hershey Company	6,318,080	68,800	ProLogis Trust	3,523,936

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (86.5%)	Value	Shares	Common Stock (86.5%)	Value

Financials — continued			60,700	Canadian National
117,000	TCF Financial Corporation	$2,923,830		Railway Company	$5,486,673
406,500	Trizec Properties, Inc.	9,467,385	96,600	Deere & Company	6,932,016
75,200	Westamerica Bancorporation(b)	4,047,264	80,000	Dover Corporation	3,674,400

	Total Financials	182,388,686	293,000	Fastenal Company(b)	11,177,950

			125,900	Graco, Inc.	5,058,662
Health Care (9.9%)			131,500	Herman Miller, Inc.	3,984,450
188,500	Advanced Medical Optics, Inc.(c)	8,403,330	91,500	HNI Corporation(b)	5,279,550
113,600	Amylin Pharmaceuticals, Inc.(b,c)	4,816,640	120,900	IDEX Corporation	5,561,400
86,200	ArthroCare Corporation(b,c)	3,860,898	112,400	Ingersoll-Rand Company	4,413,948
142,100	Beckman Coulter, Inc.	8,462,055	584,600	JB Hunt Transport Services, Inc.	13,913,480
80,100	C.R. Bard, Inc.	5,079,942	259,800	Manitowoc Company, Inc.(b)	17,276,700
53,200	Cephalon, Inc.(b,c)	3,771,348	87,500	Manpower, Inc.	4,710,125
89,200	Coventry Health Care, Inc.(c)	5,313,644	249,900	Oshkosh Truck Corporation(b)	12,322,569
141,200	Cyberonics, Inc.(b,c)	4,237,412	298,300	Republic Services, Inc.	11,290,655
114,300	Cytyc Corporation(c)	3,440,430	257,200	Roper Industries, Inc.	10,378,020
51,800	Dentsply International, Inc.	2,781,660	339,600	Southwest Airlines Company	5,589,816
58,600	Edwards Lifesciences		111,000	Swift Transportation
	Corporation(b,c)	2,516,284		Company, Inc.(b,c)	2,622,930
148,200	Endo Pharmaceutical		99,800	Trinity Industries, Inc.(b)	5,094,790
	Holdings, Inc.(c)	4,253,340	285,300	URS Corporation(c)	12,205,134
251,000	Henry Schein, Inc.(c)	11,706,640	48,800	UTI Worldwide, Inc.(b)	5,110,824

79,300	Hospira, Inc.(c)	3,548,675		Total Industrials	188,154,190

37,900	Intuitive Surgical, Inc.(b,c)	5,216,935
82,800	Invitrogen Corporation(c)	5,703,264	Information Technology (15.6%)
103,600	Medco Health Solutions, Inc.(c)	5,604,760	118,700	Acxiom Corporation(b)	2,809,629
96,400	Omnicare, Inc.	4,791,080	141,500	Amphenol Corporation	7,192,445
94,800	Par Pharmaceutical		104,200	Analog Devices, Inc.	4,144,034
	Companies, Inc.(b,c)	3,135,984	412,000	Andrew Corporation(c)	5,343,640
134,800	Quest Diagnostics, Inc.	6,663,164	85,100	Avocent Corporation(c)	2,831,277
69,500	Universal Health Services, Inc.(b)	3,301,945	213,500	Cadence Design Systems, Inc.(b,c)	3,770,410
78,600	Varian Medical Systems, Inc.(c)	4,732,506	85,800	CDW Corporation	4,804,800
120,900	Vertex Pharmaceuticals, Inc.(b,c)	4,318,548	94,500	CheckFree Corporation(c)	4,896,990
84,500	Watson Pharmaceuticals, Inc.(b,c)	2,796,105	58,600	Cognizant Technology
98,500	WebMD Health Corporation(b,c)	3,934,090		Solutions Corporation(c)	3,068,882

	Total Health Care	122,390,679	468,300	Compuware Corporation(c)	3,858,792

			114,500	Comverse Technology, Inc.(c)	3,136,155
Industrials (15.2%)			70,400	Diebold, Inc.	2,753,344
347,800	Adesa, Inc.(b)	8,903,680	73,100	DST Systems, Inc.(c)	4,141,846
252,000	AGCO Corporation(c)	4,538,520	355,200	EarthLink, Inc.(b,c)	4,056,384
162,300	ARAMARK Corporation	4,325,295	113,800	eFunds Corporation(c)	2,683,404
96,700	Brady Corporation	3,845,759	373,900	Electronic Data Systems
105,600	Burlington Northern			Corporation	9,418,541
	Santa Fe Corporation	8,460,672	47,700	F5 Networks, Inc.(b,c)	3,086,190
148,200	C.H. Robinson Worldwide, Inc.	5,996,172

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (86.5%)	Value	Shares	Common Stock (86.5%)	Value

Information Technology — continued			Materials (5.7%)
183,800	Fairchild Semiconductor		88,900	Albemarle Corporation(b)	$3,891,153
	International, Inc.(c)	$3,666,810	193,700	Bemis Company, Inc.	5,911,724
9,969	Homestore, Inc.(c)	60,212	658,900	Chemtura Corporation(b)	8,282,373
233,700	Integrated Device		287,500	Crown Holdings, Inc.(c)	5,379,125
	Technology, Inc.(c)	3,246,093	179,900	FMC Corporation(c)	10,149,958
96,800	International Rectifier		387,800	Lyondell Chemical Company	9,311,078
	Corporation(c)	3,520,616	65,300	Nucor Corporation	5,500,219
236,100	Intersil Corporation	6,861,066	381,200	Owens-Illinois, Inc.(c)	8,382,588
85,800	Lam Research Corporation(c)	3,983,694	92,900	PPG Industries, Inc.	5,527,550
71,500	Lexmark International, Inc.(c)	3,472,755	646,300	Smurfit-Stone Container
135,500	MEMC Electronic Materials, Inc.(c)	3,872,590		Corporation(c)	8,266,177

90,400	Microchip Technology, Inc.	3,390,904		Total Materials	70,601,945

105,300	MoneyGram International, Inc.	2,796,768
1,192,700	Novell, Inc.(b,c)	11,616,898	Telecommunications Services (0.8%)
478,800	Opsware, Inc.(c)	3,504,816	951,500	Cincinnati Bell, Inc.(c)	3,330,250
108,300	QLogic Corporation(c)	4,296,261	129,200	NII Holdings, Inc.(b,c)	6,390,232

184,700	Salesforce.com, Inc.(b,c)	7,581,935		Total Telecommunications
101,400	SanDisk Corporation(c)	6,830,304		Services	9,720,482

408,500	Silicon Image, Inc.(b,c)	4,726,345
475,200	STATS ChipPAC, Ltd.(b,c)	3,326,400	Utilities (1.6%)
147,000	Sybase, Inc.(c)	3,173,730	309,600	CMS Energy Corporation(c)	4,479,912
197,400	Symantec Corporation(c)	3,628,212	195,600	MDU Resources Group, Inc.	7,080,720
145,200	Synopsys, Inc.(c)	3,210,372	97,300	National Fuel Gas Company	3,201,170
99,197	Transaction Systems		94,800	NRG Energy, Inc.(c)	4,575,996

	Architects, Inc.(c)	3,272,509		Total Utilities	19,337,798

85,800	Varian Semiconductor

	Equipment Associates, Inc.(b,c)	4,249,674		Total Common Stock
242,500	Vishay Intertechnology, Inc.(b,c)	3,838,775		(cost $906,549,116)	1,069,566,287

232,600	Western Digital Corporation(c)	5,084,636
735,000	Wind River Systems, Inc.(b,c)	9,834,300
299,800	Xerox Corporation(c)	4,290,138
72,500	Zebra Technologies Corporation(c)	3,264,675

	Total Information
	Technology	192,598,251

Shares	Collateral Held for Securities Loaned (10.0%)		Interest Rate(d)	Maturity Date	Value

123,392,686 Thrivent Financial Securities Lending Trust			4.460%	N/A	$123,392,686

	Total Collateral Held for Securities Loaned
	(cost $123,392,686)				123,392,686

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount
or Shares	Short-Term Investments (3.5%)		Interest Rate(d)	Maturity Date	Value

$13,105,000	Rabobank USA Finance Corporation		4.470%	2/1/2006	$13,105,000
30,117,033	Thrivent Money Market Fund		4.110	N/A	30,117,033

		Total Short-Term Investments (at amortized cost)			43,222,033

		Total Investments (cost $1,073,163,835)			$1,236,181,006

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $177,108,558 and $(14,091,387), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Index Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Consumer Discretionary (12.8%)			2,200	ITT Educational Services, Inc.(b)	$128,260
2,700	99 Cents Only Stores(b,c)	$28,188	2,900	Laureate Education, Inc.(b)	151,090
5,070	Abercrombie & Fitch Company	336,597	3,860	Lear Corporation(c)	97,851
6,300	Advance Auto Parts, Inc.(b)	274,491	2,670	Lee Enterprises, Inc.(c)	93,957
3,200	Aeropostale, Inc.(b)	96,736	1,900	M.D.C. Holdings, Inc.	120,555
7,600	American Eagle Outfitters, Inc.	205,048	1,510	Media General, Inc.(c)	72,254
3,800	American Greetings Corporation(c)	77,558	7,700	Michaels Stores, Inc.	258,951
4,300	AnnTaylor Stores Corporation(b)	143,276	2,150	Modine Manufacturing Company	58,265
4,350	Applebee’s International, Inc.	104,270	3,060	Mohawk Industries, Inc.(b)	260,222
4,017	ArvinMeritor, Inc.	70,097	6,500	O’Reilly Automotive, Inc.(b)	213,330
880	Bandag, Inc.(c)	39,266	3,760	Outback Steakhouse, Inc.	173,825
2,960	Barnes & Noble, Inc.	125,563	4,300	Pacific Sunwear of California, Inc.(b)	105,393
2,400	Beazer Homes USA, Inc.(c)	174,816	4,070	Payless ShoeSource, Inc.(b)	99,145
5,610	Belo Corporation	127,964	8,100	PETsMART, Inc.	202,986
1,610	Blyth, Inc.	34,937	5,000	Pier 1 Imports, Inc.(c)	54,100
2,110	Bob Evans Farms, Inc.(c)	56,337	3,500	Polo Ralph Lauren Corporation	198,240
3,860	Borders Group, Inc.	95,033	5,890	Reader’s Digest Association, Inc.	93,592
3,240	BorgWarner, Inc.	178,621	2,600	Regis Corporation	100,750
2,500	Boyd Gaming Corporation	113,000	4,100	Rent-A-Center, Inc.(b)	84,050
4,975	Brinker International, Inc.	202,482	8,400	Ross Stores, Inc.	239,400
3,750	Callaway Golf Company	57,300	3,400	Ruby Tuesday, Inc.(c)	97,274
5,700	Career Education Corporation(b)	185,193	2,700	Ryland Group, Inc.	195,372
6,100	CarMax, Inc.(b,c)	182,329	8,010	Saks, Inc.(b)	154,673
2,300	Catalina Marketing Corporation(c)	51,405	1,980	Scholastic Corporation(b)	59,499
2,800	CBRL Group, Inc.	122,920	2,600	Sotheby’s Holdings, Inc.(b,c)	51,714
4,600	Cheesecake Factory, Inc.(b)	169,510	2,000	Thor Industries, Inc.(c)	85,300
10,600	Chico’s FAS, Inc.(b)	461,736	3,200	Timberland Company(b)	111,872
5,760	Claire’s Stores, Inc.	182,362	6,800	Toll Brothers, Inc.(b)	231,200
5,300	Corinthian Colleges, Inc.(b,c)	67,204	3,200	Tupperware Corporation(c)	71,040
3,390	DeVry, Inc.(b,c)	77,936	6,400	Urban Outfitters, Inc.(b,c)	174,784
6,170	Dollar Tree Stores, Inc.(b)	152,954	2,860	Valassis Communications, Inc.(b)	79,794
3,900	Education Management		340	Washington Post Company	259,413
	Corporation(b)	119,418	3,850	Westwood One, Inc.	57,712
2,200	Emmis Communications		6,760	Williams-Sonoma, Inc.(b)	268,913

	Corporation(b,c)	39,138		Total Consumer
2,300	Entercom Communications			Discretionary	10,221,752

	Corporation(b)	69,437
9,000	Foot Locker, Inc.	204,480	Consumer Staples (1.9%)
3,020	Furniture Brands International, Inc.(c)	72,661	3,920	BJ’s Wholesale Club, Inc.(b)	125,989
3,300	GameStop Corporation(b)	133,023	3,680	Church & Dwight Company, Inc.	135,424
9,000	Gentex Corporation(c)	150,300	7,813	Dean Foods Company(b)	296,347
7,200	GTECH Holdings Corporation	240,624	3,750	Energizer Holdings, Inc.(b)	202,912
3,320	Harte-Hanks, Inc.	94,222	4,200	Hormel Foods Corporation	140,826
2,100	Hovnanian Enterprises, Inc.(b)	101,682	3,388	J.M. Smucker Company	147,378
2,050	International Speedway Corporation	96,862	1,530	Lancaster Colony Corporation(c)	63,449

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Consumer Staples — continued			2,600	City National Corporation	$194,922
3,760	PepsiAmericas, Inc.	$92,082	8,900	Colonial BancGroup, Inc.	221,610
2,190	Ruddick Corporation	50,611	10,100	Commerce Bancorp, Inc.(c)	337,744
5,700	Smithfield Foods, Inc.(b)	152,988	2,800	Cullen/Frost Bankers, Inc.	150,472
1,661	Tootsie Roll Industries, Inc.(c)	48,252	6,300	Developers Diversified
1,540	Universal Corporation(c)	72,765		Realty Corporation	310,338

	Total Consumer Staples	1,529,023	7,500	Eaton Vance Corporation	216,150

			3,590	Everest Re Group, Ltd.	346,974
Energy (8.9%)			10,027	Fidelity National Financial, Inc.	395,766
4,100	Arch Coal, Inc.	355,552	5,500	First American Corporation	257,510
6,500	Cooper Cameron Corporation(b)	314,535	4,850	FirstMerit Corporation(c)	122,462
6,600	Denbury Resources, Inc.(b)	196,482	3,000	Greater Bay Bancorp	77,820
8,870	ENSCO International, Inc.	453,434	3,060	Hanover Insurance Group, Inc.	148,257
4,000	FMC Technologies, Inc.(b)	207,280	6,100	HCC Insurance Holdings, Inc.	189,466
3,100	Forest Oil Corporation(b)	159,650	3,300	Highwoods Properties, Inc.(c)	104,082
7,420	Grant Prideco, Inc.(b)	371,668	2,550	Horace Mann Educators Corporation	49,954
5,290	Hanover Compressor Company(b,c)	87,602	4,200	Hospitality Properties Trust	180,054
3,020	Helmerich & Payne, Inc.	236,647	4,300	Independence Community
7,300	Newfield Exploration Company(b)	382,520		Bank Corporation	171,957
10,140	Noble Energy, Inc.	469,279	3,700	IndyMac Bancorp, Inc.(c)	151,182
1,690	Overseas Shipholding Group, Inc.	87,170	3,700	Investors Financial
10,000	Patterson-UTI Energy, Inc.	376,200		Services Corporation(c)	173,678
7,600	Peabody Energy Corporation	756,276	2,900	Jefferies Group, Inc.	157,963
7,450	Pioneer Natural Resources Company	395,595	7,045	Legg Mason, Inc.	913,743
4,500	Plains Exploration &		4,750	Leucadia National Corporation(c)	249,232
	Production Company(b)	201,780	5,300	Liberty Property Trust	239,878
3,400	Pogo Producing Company	203,966	3,040	Longview Fibre Company	57,912
9,200	Pride International, Inc.(b)	324,852	4,000	Macerich Company	290,280
3,800	Quicksilver Resources, Inc.(b,c)	191,026	3,600	Mack-Cali Realty Corporation	160,992
11,620	Smith International, Inc.	522,900	7,170	Mercantile Bankshares Corporation	272,102
9,600	Southwestern Energy Company(b)	414,144	2,200	Mercury General Corporation	124,014
3,510	Tidewater, Inc.	205,054	6,100	New Plan Excel Realty Trust, Inc.(c)	150,365
3,300	Western Gas Resources, Inc.	156,750	13,810	New York Community Bancorp, Inc.(c)	235,599

	Total Energy	7,070,362	3,610	Ohio Casualty Corporation	108,805

			13,206	Old Republic
Financials (15.8%)				International Corporation	283,269
4,360	A.G. Edwards, Inc.	207,405	5,240	PMI Group, Inc.	226,525
5,100	AMB Property Corporation	266,220	1,800	Potlatch Corporation(c)	92,214
2,900	American Financial Group, Inc.	109,098	4,150	Protective Life Corporation	186,542
8,000	AmeriCredit Corporation(b)	230,080	4,800	Radian Group, Inc.	274,704
2,200	AmerUs Group Company(c)	135,014	3,350	Raymond James Financial, Inc.	142,576
5,500	Arthur J. Gallagher & Company(c)	160,380	4,428	Rayonier, Inc. REIT	189,297
7,978	Associated Banc-Corp	269,976	4,100	Regency Centers Corporation	264,245
5,120	Astoria Financial Corporation	147,456	3,600	SEI Investments Company	148,500
3,070	Bank of Hawaii Corporation	160,285	3,100	StanCorp Financial Group, Inc.	154,225
6,400	Brown & Brown, Inc.(c)	183,872	2,000	SVB Financial Group(b,c)	98,960
3,000	Cathay General Bancorp(c)	107,130	6,680	TCF Financial Corporation(c)	166,933

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Financials — continued			3,970	STERIS Corporation	$107,190
2,400	Texas Regional Bancshares, Inc.(c)	$73,872	2,300	Techne Corporation(b)	130,755
8,000	United Dominion Realty Trust, Inc.	203,280	5,000	Triad Hospitals, Inc.(b)	205,300
2,790	Unitrin, Inc.	123,346	3,100	Universal Health Services, Inc.(c)	147,281
6,500	W.R. Berkley Corporation	321,100	5,370	Valeant Pharmaceuticals
4,900	Waddell & Reed Financial, Inc.	109,172		International	96,445
5,096	Washington Federal, Inc.	123,017	7,600	Varian Medical Systems, Inc.(b)	457,596
3,150	Webster Financial Corporation	148,365	1,800	Varian, Inc.(b)	69,066
4,700	Weingarten Realty Investors	190,491	4,800	VCA Antech, Inc.(b)	132,816
1,910	Westamerica Bancorporation(c)	102,796	5,800	Vertex Pharmaceuticals, Inc.(b,c)	207,176

4,140	Wilmington Trust Corporation	171,810		Total Health Care	7,541,261

	Total Financials	12,533,438

			Industrials (11.5%)
Health Care (9.5%)			5,130	Adesa, Inc.	131,328
3,856	Advanced Medical Optics, Inc.(b)	171,900	5,310	AGCO Corporation(b,c)	95,633
3,900	Affymetrix, Inc.(b,c)	148,902	5,100	AirTran Holdings, Inc.(b,c)	86,394
2,840	Apria Healthcare Group, Inc.(b,c)	69,211	1,920	Alaska Air Group, Inc.(b,c)	61,306
6,225	Barr Pharmaceuticals, Inc.(b)	408,236	2,550	Alexander & Baldwin, Inc.	134,054
3,600	Beckman Coulter, Inc.	214,380	2,200	Alliant Techsystems, Inc.(b)	170,500
3,300	Cephalon, Inc.(b,c)	233,937	4,040	AMETEK, Inc.	166,206
4,200	Charles River Laboratories		1,410	Banta Corporation	72,079
	International, Inc.(b)	193,746	3,440	Brink’s Company	183,008
5,100	Community Health Systems, Inc.(b)	185,589	9,840	C.H. Robinson Worldwide, Inc.	398,126
3,690	Covance, Inc.(b)	209,629	1,760	Carlisle Companies, Inc.	122,162
6,700	Cytyc Corporation(b)	201,670	5,233	ChoicePoint, Inc.(b)	215,181
4,560	Dentsply International, Inc.	244,872	3,010	CNF, Inc.	154,262
3,490	Edwards Lifesciences Corporation(b)	149,861	4,000	Copart, Inc.(b)	100,760
2,900	Gen-Probe, Inc.(b)	146,247	2,200	Corporate Executive
6,640	Health Net, Inc.(b)	327,817		Board Company	185,108
5,000	Henry Schein, Inc.(b)	233,200	2,900	Crane Company	108,228
3,530	Hillenbrand Industries, Inc.	173,747	2,900	Deluxe Corporation	77,662
2,100	INAMED Corporation(b,c)	193,431	3,980	Donaldson Company, Inc.(c)	137,509
2,000	Intuitive Surgical, Inc.(b)	275,300	2,200	DRS Technologies, Inc.	109,318
3,100	Invitrogen Corporation(b)	213,528	3,800	Dun & Bradstreet Corporation(b)	274,664
3,300	LifePoint Hospitals, Inc.(b,c)	101,805	6,200	Expeditors International of
5,600	Lincare Holdings, Inc.(b)	236,656		Washington, Inc.	455,948
1,800	Martek Biosciences Corporation(b,c)	51,840	7,180	Fastenal Company(c)	273,917
17,938	Millennium Pharmaceuticals, Inc.(b)	185,479	2,880	Federal Signal Corporation(c)	51,062
6,880	Omnicare, Inc.	341,936	3,220	Flowserve Corporation(b)	148,056
1,900	Par Pharmaceutical		3,000	GATX Corporation(c)	119,130
	Companies, Inc.(b,c)	62,852	4,050	Graco, Inc.	162,729
6,500	PDL BioPharma, Inc.(b,c)	189,475	1,945	Granite Construction, Inc.(c)	78,734
4,920	Perrigo Company(c)	76,801	2,440	Harsco Corporation	193,297
3,000	Pharmaceutical Product		3,970	Herman Miller, Inc.	120,291
	Development, Inc.	207,540	3,210	HNI Corporation	185,217
4,000	Renal Care Group, Inc.(b)	189,760	3,430	Hubbell, Inc.	154,178
6,120	Sepracor, Inc.(b)	348,289	3,340	Jacobs Engineering Group, Inc.(b)	278,456

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Industrials — continued			1,515	Cabot Microelectronics
7,100	JB Hunt Transport Services, Inc.	$168,980		Corporation(b,c)	$50,313
8,700	JetBlue Airways Corporation(b,c)	113,448	16,480	Cadence Design Systems, Inc.(b)	291,037
7,050	Joy Global, Inc.	380,982	3,640	CDW Corporation	203,840
1,300	Kelly Services, Inc.	34,814	8,400	Ceridian Corporation(b)	207,312
2,260	Kennametal, Inc.	132,210	5,400	Certegy, Inc.(b)	234,630
2,400	Korn/Ferry International(b,c)	47,424	5,290	CheckFree Corporation(b)	274,128
5,040	Manpower, Inc.	271,303	8,000	Cognizant Technology
1,500	Mine Safety Appliances Company(c)	59,745		Solutions Corporation(b)	418,960
3,100	MSC Industrial Direct		3,130	CommScope, Inc.(b,c)	69,204
	Company, Inc.	139,283	5,800	Credence Systems Corporation(b,c)	50,750
2,900	Navigant Consulting, Inc.(b)	65,888	4,400	Cree, Inc.(b,c)	114,972
1,880	Nordson Corporation	85,390	2,740	CSG Systems International, Inc.(b,c)	62,390
5,920	Pentair, Inc.	227,328	7,910	Cypress Semiconductor
7,740	Precision Castparts Corporation	386,613		Corporation(b,c)	133,916
6,790	Quanta Services, Inc.(b,c)	94,042	4,000	Diebold, Inc.	156,440
7,100	Republic Services, Inc.	268,735	3,660	DST Systems, Inc.(b)	207,376
1,762	Rollins, Inc.	37,865	2,400	Dycom Industries, Inc.(b,c)	59,184
390	Sequa Corporation(b,c)	31,804	2,300	F5 Networks, Inc.(b)	148,810
3,840	SPX Corporation	183,206	3,750	Fair Isaac Corporation	166,200
2,600	Stericycle, Inc.(b)	155,402	6,900	Fairchild Semiconductor
3,030	Swift Transportation			International, Inc.(b)	137,655
	Company, Inc.(b,c)	71,599	3,400	Gartner Group, Inc.(b,c)	46,784
1,260	Tecumseh Products Company(c)	31,941	7,680	Harris Corporation	356,582
2,320	Teleflex, Inc.(c)	146,322	2,000	Imation Corporation	90,660
3,000	Thomas & Betts Corporation(b)	133,950	6,800	Ingram Micro, Inc.(b)	131,580
4,800	Timken Company	173,616	11,590	Integrated Device Technology, Inc.(b)	160,985
2,530	Trinity Industries, Inc.(c)	129,156	4,100	International Rectifier Corporation(b)	149,117
3,800	United Rentals, Inc.(b,c)	111,378	8,900	Intersil Corporation	258,634
3,100	Werner Enterprises, Inc.(c)	66,805	4,400	Jack Henry & Associates, Inc.	90,068
3,300	YRC Worldwide, Inc.(b)	164,472	5,000	KEMET Corporation(b,c)	45,900

	Total Industrials	9,118,204	7,900	Lam Research Corporation(b)	366,797

			6,700	Lattice Semiconductor Corporation(b)	30,351
Information Technology (13.7%)			2,900	Macrovision Corporation(b)	53,911
22,400	3Com Corporation(b,c)	102,368	9,680	McAfee, Inc.(b)	224,479
15,900	Activision, Inc.(b)	228,006	8,800	McDATA Corporation(b,c)	37,576
4,430	Acxiom Corporation	104,858	9,500	MEMC Electronic Materials, Inc.(b)	271,510
3,860	ADTRAN, Inc.	113,214	4,540	Mentor Graphics Corporation(b)	49,940
1,100	Advent Software, Inc.(b,c)	28,886	3,910	Micrel, Inc.(b,c)	47,976
4,000	Alliance Data Systems Corporation(b) 169,000		12,135	Microchip Technology, Inc.	455,184
5,200	Amphenol Corporation	264,316	5,000	MoneyGram International, Inc.	132,800
1,900	Anteon International Corporation(b)	104,785	5,920	MPS Group, Inc.(b)	84,123
6,920	Arrow Electronics, Inc.(b)	237,771	3,250	National Instruments Corporation(c)	107,542
24,660	Atmel Corporation(b,c)	97,407	2,400	Newport Corporation(b,c)	40,728
8,440	Avnet, Inc.(b)	206,358	2,700	Plantronics, Inc.	94,500
2,860	Avocent Corporation(b)	95,152	2,600	Plexus Corporation(b)	73,606
7,000	BISYS Group, Inc.(b)	101,430	5,500	Polycom, Inc.(b)	106,590

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Information Technology — continued			Telecommunications Services (0.3%)
6,420	Powerwave Technologies, Inc.(b,c)	$93,796	14,210	Cincinnati Bell, Inc.(b)	$49,735
3,050	Reynolds and Reynolds Company	86,620	5,910	Telephone and Data Systems, Inc.	211,755

10,900	RF Micro Devices, Inc.(b,c)	79,352		Total Telecommunications
4,100	RSA Security, Inc.(b,c)	63,017		Services	261,490

10,600	SanDisk Corporation(b)	714,016
4,160	Semtech Corporation(b)	80,205	Utilities (6.2%)
2,600	Silicon Laboratories, Inc.(b,c)	127,998	4,560	AGL Resources, Inc.	163,157
2,200	SRA International, Inc.(b)	69,872	6,770	Alliant Energy Corporation	200,798
5,260	Sybase, Inc.(b)	113,563	7,467	Aqua America, Inc.(c)	210,261
8,380	Synopsys, Inc.(b)	185,282	21,690	Aquila, Inc.(b)	79,168
3,240	Tech Data Corporation(b)	133,585	2,080	Black Hills Corporation(c,d)	74,048
2,180	Transaction Systems Architects, Inc.(b)	71,918	7,320	DPL, Inc.	187,685
8,079	TriQuint Semiconductor, Inc.(b,c)	39,426	4,570	Duquesne Light Holdings, Inc.(c)	82,169
6,100	UTStarcom, Inc.(b,c)	42,761	8,550	Energy East Corporation	212,468
10,670	Vishay Intertechnology, Inc.(b)	168,906	7,000	Equitable Resources, Inc.	258,300
12,500	Western Digital Corporation(b)	273,250	4,430	Great Plains Energy, Inc.(c)	126,388
4,300	Wind River Systems, Inc.(b,c)	57,534	4,840	Hawaiian Electric Industries, Inc.(c)	126,953
4,000	Zebra Technologies Corporation(b)	180,120	2,520	IDACORP, Inc.	79,783

	Total Information		6,950	MDU Resources Group, Inc.	251,590
	Technology	10,929,812	4,860	National Fuel Gas Company	159,894

			8,660	Northeast Utilities Service Company	172,161
Materials (3.5%)			6,340	NSTAR	182,212
3,890	Airgas, Inc.	150,854	5,360	OGE Energy Corporation	145,524
2,290	Albemarle Corporation(c)	100,233	5,600	ONEOK, Inc.(c)	158,256
3,240	Bowater, Inc.	88,582	10,955	Pepco Holdings, Inc.	252,075
3,570	Cabot Corporation	140,015	4,060	PNM Resources, Inc.	99,754
13,870	Chemtura Corporation	174,346	6,720	Puget Energy, Inc.	141,725
2,250	Cytec Industries, Inc.	111,600	4,880	Questar Corporation	397,622
2,490	Ferro Corporation	48,978	6,590	SCANA Corporation	264,720
2,200	FMC Corporation(b)	124,124	10,570	Sierra Pacific Resources(b)	139,524
2,660	Glatfelter Company	37,825	4,620	Vectren Corporation	126,403
3,960	Lubrizol Corporation	181,130	5,100	Westar Energy, Inc.	105,060
11,900	Lyondell Chemical Company	285,719	2,890	WGL Holdings, Inc.(c)	90,110
2,700	Martin Marietta Materials, Inc.	228,906	6,820	Wisconsin Energy Corporation	283,098
1,270	Minerals Technologies, Inc.	70,955	2,500	WPS Resources Corporation(c)	140,200

4,080	Olin Corporation	83,640		Total Utilities	4,911,106

3,700	Packaging Corporation of America	85,840

6,790	RPM International, Inc.(c)	128,331		Total Common Stock
2,600	Scotts Company	128,700		(cost $49,810,419)	66,865,685

2,820	Sensient Technologies Corporation(c)	53,467
5,840	Sonoco Products Company	180,865
2,200	Steel Dynamics, Inc.	102,124
5,820	Valspar Corporation	158,420
4,100	Worthington Industries, Inc.(c)	84,583

	Total Materials	2,749,237

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (13.2%)	Interest Rate(e)	Maturity Date	Value

10,536,257	Thrivent Financial Securities Lending Trust	4.460%	N/A	$10,536,257

	Total Collateral Held for Securities Loaned
	(cost $10,536,257)			10,536,257

Shares	Short-Term Investments (2.7%)	Interest Rate(e)	Maturity Date	Value

2,120,494	Thrivent Money Market Fund(d)	4.110%	N/A	$2,120,494

	Total Short-Term Investments (at amortized cost)			2,120,494

	Total Investments (cost $62,467,170)			$79,522,436

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At January 31, 2006, $72,900 in cash was pledged as the initial margin deposit for the open financial futures contracts. In addition, 2,080 shares of Black Hills Corporation common stock valued at $74,048 and $2,120,494 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follow:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 400 Mini Futures	29	March 2006	Long	$2,274,470	$2,192,062	$82,408

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $19,413,923 and $(2,358,657), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Index Fund-I
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Consumer Discretionary (12.5%)			1,100	Laureate Education, Inc.(b)	$57,310
666	99 Cents Only Stores(b,c)	$6,953	1,375	Lear Corporation(c)	34,856
1,875	Abercrombie & Fitch Company	124,481	860	Lee Enterprises, Inc.(c)	30,263
2,250	Advance Auto Parts, Inc.(b)	98,032	700	M.D.C. Holdings, Inc.	44,415
1,200	Aeropostale, Inc.(b)	36,276	435	Media General, Inc.(c)	20,815
2,714	American Eagle Outfitters, Inc.	73,224	2,800	Michaels Stores, Inc.	94,164
1,300	American Greetings Corporation(c)	26,533	740	Modine Manufacturing Company	20,054
1,500	AnnTaylor Stores Corporation(b)	49,980	1,120	Mohawk Industries, Inc.(b)	95,245
1,400	Applebee’s International, Inc.	33,558	2,300	O’Reilly Automotive, Inc.(b)	75,486
1,286	ArvinMeritor, Inc.	22,441	1,345	Outback Steakhouse, Inc.	62,179
180	Bandag, Inc.(c)	8,032	1,500	Pacific Sunwear of California, Inc.(b)	36,765
1,095	Barnes & Noble, Inc.	46,450	1,425	Payless ShoeSource, Inc.(b)	34,713
900	Beazer Homes USA, Inc.(c)	65,556	2,900	PETsMART, Inc.	72,674
1,415	Belo Corporation	32,276	1,700	Pier 1 Imports, Inc.(c)	18,394
515	Blyth, Inc.	11,176	1,300	Polo Ralph Lauren Corporation	73,632
720	Bob Evans Farms, Inc.(c)	19,224	2,115	Reader’s Digest Association, Inc.	33,607
1,465	Borders Group, Inc.	36,068	1,000	Regis Corporation(c)	38,750
1,240	BorgWarner, Inc.	68,361	1,400	Rent-A-Center, Inc.(b)	28,700
1,000	Boyd Gaming Corporation	45,200	3,020	Ross Stores, Inc.	86,070
1,790	Brinker International, Inc.	72,853	1,000	Ruby Tuesday, Inc.(c)	28,610
1,150	Callaway Golf Company	17,572	1,000	Ryland Group, Inc.(c)	72,360
2,100	Career Education Corporation(b)	68,229	2,835	Saks, Inc.(b)	54,744
2,200	CarMax, Inc.(b,c)	65,758	810	Scholastic Corporation(b,c)	24,340
900	Catalina Marketing Corporation(c)	20,115	905	Sotheby’s Holdings, Inc.(b,c)	18,000
880	CBRL Group, Inc.	38,632	800	Thor Industries, Inc.(c)	34,120
1,650	Cheesecake Factory, Inc.(b)	60,802	1,200	Timberland Company(b)	41,952
3,800	Chico’s FAS, Inc.(b)	165,528	2,500	Toll Brothers, Inc.(b)	85,000
2,080	Claire’s Stores, Inc.	65,853	1,000	Tupperware Corporation	22,200
1,500	Corinthian Colleges, Inc.(b)	19,020	2,300	Urban Outfitters, Inc.(b,c)	62,813
1,195	DeVry, Inc.(b,c)	27,473	1,075	Valassis Communications, Inc.(b)	29,992
2,102	Dollar Tree Stores, Inc.(b)	52,109	120	Washington Post Company	91,558
1,400	Education Management		1,160	Westwood One, Inc.	17,388
	Corporation(b)	42,868	2,470	Williams-Sonoma, Inc.(b)	98,257

700	Emmis Communications			Total Consumer
	Corporation(b,c)	12,453		Discretionary	3,634,957

800	Entercom Communications
	Corporation(b)	24,152	Consumer Staples (1.9%)
3,100	Foot Locker, Inc.	70,432	1,430	BJ’s Wholesale Club, Inc.(b)	45,960
1,000	Furniture Brands International, Inc.(c)	24,060	1,365	Church & Dwight Company, Inc.(c)	50,232
1,200	GameStop Corporation(b,c)	48,372	2,857	Dean Foods Company(b)	108,366
3,100	Gentex Corporation(c)	51,770	1,400	Energizer Holdings, Inc.(b)	75,754
2,620	GTECH Holdings Corporation	87,560	1,425	Hormel Foods Corporation	47,780
1,235	Harte-Hanks, Inc.	35,049	1,295	J.M. Smucker Company	56,332
800	Hovnanian Enterprises, Inc.(b)	38,736	545	Lancaster Colony Corporation(c)	22,601
755	International Speedway Corporation	35,674	1,110	PepsiAmericas, Inc.	27,184
800	ITT Educational Services, Inc.(b)	46,640	680	Ruddick Corporation	15,715

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Consumer Staples — continued			3,600	Commerce Bancorp, Inc.(c)	$120,384
2,100	Smithfield Foods, Inc.(b)	$56,364	1,000	Cullen/Frost Bankers, Inc.	53,740
470	Tootsie Roll Industries, Inc.(c)	13,654	2,300	Developers Diversified
550	Universal Corporation(c)	25,988		Realty Corporation	113,298

	Total Consumer Staples	545,930	2,500	Eaton Vance Corporation	72,050

			1,305	Everest Re Group, Ltd.	126,128
Energy (8.9%)			3,618	Fidelity National Financial, Inc.	142,802
1,500	Arch Coal, Inc.(c)	130,080	2,000	First American Corporation	93,640
2,400	Cooper Cameron Corporation(b)	116,136	1,370	FirstMerit Corporation(c)	34,592
2,400	Denbury Resources, Inc.(b)	71,448	1,100	Greater Bay Bancorp	28,534
3,180	ENSCO International, Inc.	162,562	1,065	Hanover Insurance Group, Inc.	51,599
1,500	FMC Technologies, Inc.(b)	77,730	2,250	HCC Insurance Holdings, Inc.	69,885
1,200	Forest Oil Corporation(b)	61,800	700	Highwoods Properties, Inc.(c)	22,078
2,730	Grant Prideco, Inc.(b)	136,746	530	Horace Mann Educators Corporation	10,383
1,710	Hanover Compressor Company(b,c)	28,318	1,400	Hospitality Properties Trust	60,018
1,125	Helmerich & Payne, Inc.	88,155	1,600	Independence Community
2,700	Newfield Exploration Company(b)	141,480		Bank Corporation	63,984
3,680	Noble Energy, Inc.	170,310	1,400	IndyMac Bancorp, Inc.(c)	57,204
670	Overseas Shipholding Group, Inc.	34,559	1,400	Investors Financial
3,600	Patterson-UTI Energy, Inc.	135,432		Services Corporation(c)	65,716
2,800	Peabody Energy Corporation	278,628	1,100	Jefferies Group, Inc.	59,917
2,660	Pioneer Natural Resources Company	141,246	2,542	Legg Mason, Inc.	329,702
1,700	Plains Exploration &		1,700	Leucadia National Corporation(c)	89,199
	Production Company(b)	76,228	1,600	Liberty Property Trust	72,416
1,300	Pogo Producing Company(c)	77,987	920	Longview Fibre Company(c)	17,526
3,300	Pride International, Inc.(b)	116,523	1,500	Macerich Company	108,855
1,400	Quicksilver Resources, Inc.(b,c)	70,378	1,200	Mack-Cali Realty Corporation	53,664
4,200	Smith International, Inc.	189,000	2,385	Mercantile Bankshares Corporation	90,511
3,500	Southwestern Energy Company(b)	150,990	800	Mercury General Corporation	45,096
1,180	Tidewater, Inc.(c)	68,936	1,900	New Plan Excel Realty Trust, Inc.(c)	46,835
1,200	Western Gas Resources, Inc.	57,000	4,200	New York Community Bancorp, Inc.(c)	71,652

	Total Energy	2,581,672	1,315	Ohio Casualty Corporation(c)	39,634

			3,921	Old Republic International
Financials (14.9%)				Corporation	84,105
1,575	A.G. Edwards, Inc.	74,923	1,870	PMI Group, Inc.(c)	80,840
1,800	AMB Property Corporation	93,960	600	Potlatch Corporation(c)	30,738
900	American Financial Group, Inc.	33,858	1,355	Protective Life Corporation	60,907
2,900	AmeriCredit Corporation(b)	83,404	1,800	Radian Group, Inc.	103,014
800	AmerUs Group Company(c)	49,096	1,100	Raymond James Financial, Inc.	46,816
1,900	Arthur J. Gallagher & Company(c)	55,404	1,583	Rayonier, Inc. REIT	67,673
2,844	Associated Banc-Corp	96,241	1,400	Regency Centers Corporation	90,230
1,645	Astoria Financial Corporation	47,376	1,400	SEI Investments Company	57,750
985	Bank of Hawaii Corporation	51,427	1,200	StanCorp Financial Group, Inc.	59,700
2,300	Brown & Brown, Inc.(c)	66,079	800	SVB Financial Group(b,c)	39,584
1,100	Cathay General Bancorp(c)	39,281	2,020	TCF Financial Corporation(c)	50,480
910	City National Corporation	68,223	900	Texas Regional Bancshares, Inc.(c)	27,702
3,000	Colonial BancGroup, Inc.	74,700	2,000	United Dominion Realty Trust, Inc.	50,820

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Financials — continued			1,800	Triad Hospitals, Inc.(b)	$73,908
1,015	Unitrin, Inc.	$44,873	1,200	Universal Health Services, Inc.(c)	57,012
2,400	W.R. Berkley Corporation	118,560	1,870	Valeant Pharmaceuticals
1,400	Waddell & Reed Financial, Inc.	31,192		International(c)	33,585
1,573	Washington Federal, Inc.(c)	37,972	2,800	Varian Medical Systems, Inc.(b)	168,588
1,170	Webster Financial Corporation	55,107	700	Varian, Inc.(b)	26,859
1,700	Weingarten Realty Investors	68,901	1,800	VCA Antech, Inc.(b)	49,806
725	Westamerica Bancorporation(c)	39,020	2,100	Vertex Pharmaceuticals, Inc.(b,c)	75,012

970	Wilmington Trust Corporation	40,255		Total Health Care	2,746,802

	Total Financials	4,331,253

			Industrials (11.3%)
Health Care (9.4%)			1,930	Adesa, Inc.	49,408
1,424	Advanced Medical Optics, Inc.(b)	63,482	1,810	AGCO Corporation(b,c)	32,598
1,300	Affymetrix, Inc.(b,c)	49,634	1,700	AirTran Holdings, Inc.(b,c)	28,798
1,045	Apria Healthcare Group, Inc.(b,c)	25,467	735	Alaska Air Group, Inc.(b,c)	23,469
2,275	Barr Pharmaceuticals, Inc.(b)	149,194	850	Alexander & Baldwin, Inc.	44,684
1,310	Beckman Coulter, Inc.	78,010	800	Alliant Techsystems, Inc.(b)	62,000
1,300	Cephalon, Inc.(b,c)	92,157	1,520	AMETEK, Inc.	62,533
1,500	Charles River Laboratories		410	Banta Corporation	20,959
	International, Inc.(b,c)	69,195	1,305	Brink’s Company	69,426
1,900	Community Health Systems, Inc.(b)	69,141	3,520	C.H. Robinson Worldwide, Inc.	142,419
1,370	Covance, Inc.(b)	77,830	665	Carlisle Companies, Inc.	46,158
2,400	Cytyc Corporation(b)	72,240	1,900	ChoicePoint, Inc.(b)	78,128
1,632	Dentsply International, Inc.	87,638	1,015	CNF, Inc.	52,019
1,300	Edwards Lifesciences Corporation(b)	55,822	1,400	Copart, Inc.(b)	35,266
1,100	Gen-Probe, Inc.(b)	55,473	900	Corporate Executive Board Company	75,726
2,450	Health Net, Inc.(b)	120,956	1,100	Crane Company	41,052
1,800	Henry Schein, Inc.(b)	83,952	1,100	Deluxe Corporation	29,458
1,230	Hillenbrand Industries, Inc.	60,541	1,390	Donaldson Company, Inc.	48,024
800	INAMED Corporation(b,c)	73,688	800	DRS Technologies, Inc.	39,752
800	Intuitive Surgical, Inc.(b)	110,120	1,400	Dun & Bradstreet Corporation(b)	101,192
1,000	Invitrogen Corporation(b)	68,880	2,300	Expeditors International of
1,200	LifePoint Hospitals, Inc.(b,c)	37,020		Washington, Inc.	169,142
2,030	Lincare Holdings, Inc.(b)	85,788	2,640	Fastenal Company(c)	100,716
700	Martek Biosciences Corporation(b,c)	20,160	795	Federal Signal Corporation(c)	14,095
6,022	Millennium Pharmaceuticals, Inc.(b)	62,267	1,200	Flowserve Corporation(b,c)	55,176
2,485	Omnicare, Inc.	123,504	1,125	GATX Corporation(c)	44,674
800	Par Pharmaceutical		1,400	Graco, Inc.	56,252
	Companies, Inc.(b,c)	26,464	730	Granite Construction, Inc.	29,550
2,400	PDL BioPharma, Inc.(b,c)	69,960	930	Harsco Corporation	73,675
1,530	Perrigo Company(c)	23,883	1,380	Herman Miller, Inc.	41,814
1,000	Pharmaceutical Product		1,215	HNI Corporation	70,106
	Development, Inc.	69,180	1,255	Hubbell, Inc.	56,412
1,500	Renal Care Group, Inc.(b)	71,160	1,220	Jacobs Engineering Group, Inc.(b)	101,711
2,270	Sepracor, Inc.(b)	129,186	2,460	JB Hunt Transport Services, Inc.	58,548
1,280	STERIS Corporation	34,560	2,700	JetBlue Airways Corporation(b,c)	35,208
800	Techne Corporation(b)	45,480	2,550	Joy Global, Inc.	137,802

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Industrials — continued			2,900	Ceridian Corporation(b)	$71,572
390	Kelly Services, Inc.	$10,444	1,900	Certegy, Inc.(b)	82,555
865	Kennametal, Inc.	50,602	1,870	CheckFree Corporation(b)	96,903
800	Korn/Ferry International(b,c)	15,808	2,900	Cognizant Technology
1,850	Manpower, Inc.	99,586		Solutions Corporation(b)	151,873
600	Mine Safety Appliances Company(c)	23,898	1,100	CommScope, Inc.(b,c)	24,321
1,200	MSC Industrial Direct Company, Inc.	53,916	1,800	Credence Systems Corporation(b,c)	15,750
1,000	Navigant Consulting, Inc.(b)	22,720	1,600	Cree, Inc.(b,c)	41,808
760	Nordson Corporation(c)	34,519	1,045	CSG Systems International, Inc.(b,c)	23,795
2,130	Pentair, Inc.	81,792	2,840	Cypress Semiconductor
2,800	Precision Castparts Corporation	139,860		Corporation(b,c)	48,081
2,300	Quanta Services, Inc.(b,c)	31,855	1,490	Diebold, Inc.	58,274
2,500	Republic Services, Inc.	94,625	1,390	DST Systems, Inc.(b)	78,757
440	Rollins, Inc.(c)	9,456	900	Dycom Industries, Inc.(b,c)	22,194
75	Sequa Corporation(b)	6,116	900	F5 Networks, Inc.(b)	58,230
1,440	SPX Corporation	68,702	1,400	Fair Isaac Corporation	62,048
1,000	Stericycle, Inc.(b)	59,770	2,400	Fairchild Semiconductor
1,050	Swift Transportation			International, Inc.(b)	47,880
	Company, Inc.(b,c)	24,812	900	Gartner Group, Inc.(b,c)	12,384
385	Tecumseh Products Company(c)	9,760	2,790	Harris Corporation	129,540
835	Teleflex, Inc.(c)	52,663	800	Imation Corporation	36,264
1,000	Thomas & Betts Corporation(b)	44,650	2,200	Ingram Micro, Inc.(b)	42,570
1,800	Timken Company	65,106	3,755	Integrated Device Technology, Inc.(b)	52,157
820	Trinity Industries, Inc.(c)	41,861	1,500	International Rectifier Corporation(b)	54,555
1,400	United Rentals, Inc.(b,c)	41,034	3,200	Intersil Corporation	92,992
975	Werner Enterprises, Inc.(c)	21,011	1,500	Jack Henry & Associates, Inc.(c)	30,705
1,300	YRC Worldwide, Inc.(b)	64,792	1,500	KEMET Corporation(b,c)	13,770

	Total Industrials	3,297,308	2,800	Lam Research Corporation(b)	130,004

			1,400	Lattice Semiconductor
Information Technology (13.3%)				Corporation(b,c)	6,342
6,900	3Com Corporation(b,c)	31,533	1,000	Macrovision Corporation(b)	18,590
5,577	Activision, Inc.(b)	79,974	3,495	McAfee, Inc.(b)	81,049
1,545	Acxiom Corporation	36,570	2,300	McDATA Corporation(b,c)	9,821
1,490	ADTRAN, Inc.	43,702	3,400	MEMC Electronic Materials, Inc.(b)	97,172
400	Advent Software, Inc.(b,c)	10,504	1,550	Mentor Graphics Corporation(b)	17,050
1,500	Alliance Data Systems Corporation(b)	63,375	1,100	Micrel, Inc.(b,c)	13,497
1,900	Amphenol Corporation	96,577	4,360	Microchip Technology, Inc.	163,544
700	Anteon International Corporation(b)	38,605	1,800	MoneyGram International, Inc.	47,808
2,525	Arrow Electronics, Inc.(b)	86,759	2,025	MPS Group, Inc.(b)	28,775
8,090	Atmel Corporation(b,c)	31,956	1,150	National Instruments Corporation(c)	38,054
2,960	Avnet, Inc.(b)	72,372	600	Newport Corporation(b,c)	10,182
1,100	Avocent Corporation(b)	36,597	1,000	Plantronics, Inc.	35,000
2,100	BISYS Group, Inc.(b)	30,429	900	Plexus Corporation(b)	25,479
517	Cabot Microelectronics		1,890	Polycom, Inc.(b)	36,628
	Corporation(b,c)	17,170	2,200	Powerwave Technologies, Inc.(b,c)	32,142
5,680	Cadence Design Systems, Inc.(b)	100,309	955	Reynolds and Reynolds Company	27,122
1,350	CDW Corporation	75,600	3,400	RF Micro Devices, Inc.(b,c)	24,752

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Information Technology — continued			Telecommunications Services (0.3%)
1,400	RSA Security, Inc.(b,c)	$21,518	3,860	Cincinnati Bell, Inc.(b)	$13,510
3,800	SanDisk Corporation(b)	255,968	2,035	Telephone and Data Systems, Inc.	72,914

1,500	Semtech Corporation(b)	28,920		Total Telecommunications
1,000	Silicon Laboratories, Inc.(b,c)	49,230		Services	86,424

800	SRA International, Inc.(b)	25,408
1,800	Sybase, Inc.(b)	38,862	Utilities (5.5%)
2,900	Synopsys, Inc.(b)	64,119	1,485	AGL Resources, Inc.	53,133
1,245	Tech Data Corporation(b)	51,331	2,375	Alliant Energy Corporation	70,442
685	Transaction Systems		2,600	Aqua America, Inc.(c)	73,216
	Architects, Inc.(b)	22,598	5,295	Aquila, Inc.(b)	19,327
2,015	TriQuint Semiconductor, Inc.(b,c)	9,833	770	Black Hills Corporation(c)	27,412
2,000	UTStarcom, Inc.(b,c)	14,020	2,345	DPL, Inc.	60,126
3,695	Vishay Intertechnology, Inc.(b)	58,492	1,150	Duquesne Light Holdings, Inc.(c)	20,677
4,500	Western Digital Corporation(b)	98,370	2,765	Energy East Corporation(c)	68,710
1,400	Wind River Systems, Inc.(b)	18,732	2,500	Equitable Resources, Inc.	92,250
1,500	Zebra Technologies Corporation(b)	67,545	1,330	Great Plains Energy, Inc.(c)	37,945

	Total Information		1,570	Hawaiian Electric Industries, Inc.(c)	41,181
	Technology	3,868,967	825	IDACORP, Inc.(c)	26,120

			2,400	MDU Resources Group, Inc.	86,880
Materials (3.3%)			1,670	National Fuel Gas Company	54,943
1,395	Airgas, Inc.	54,098	2,825	Northeast Utilities Service Company	56,161
880	Albemarle Corporation(c)	38,518	2,130	NSTAR	61,216
1,145	Bowater, Inc.	31,304	1,565	OGE Energy Corporation	42,490
1,275	Cabot Corporation(c)	50,006	2,000	ONEOK, Inc.(c)	56,520
4,720	Chemtura Corporation	59,330	3,332	Pepco Holdings, Inc.	76,669
865	Cytec Industries, Inc.	42,904	1,295	PNM Resources, Inc.	31,818
790	Ferro Corporation(c)	15,539	1,625	Puget Energy, Inc.	34,271
800	FMC Corporation(b)	45,136	1,805	Questar Corporation	147,071
340	Glatfelter Company	4,835	2,390	SCANA Corporation	96,006
1,470	Lubrizol Corporation	67,238	3,570	Sierra Pacific Resources(b)	47,124
4,210	Lyondell Chemical Company	101,082	740	Vectren Corporation	20,246
905	Martin Marietta Materials, Inc.	76,726	1,700	Westar Energy, Inc.	35,020
470	Minerals Technologies, Inc.	26,259	480	WGL Holdings, Inc.(c)	14,966
1,385	Olin Corporation(c)	28,392	2,510	Wisconsin Energy Corporation	104,190
1,100	Packaging Corporation of America	25,520	900	WPS Resources Corporation(c)	50,472

2,115	RPM International, Inc.(c)	39,974		Total Utilities	1,606,602

1,000	Scotts Company	49,500

710	Sensient Technologies Corporation(c)	13,462		Total Common Stock
1,775	Sonoco Products Company	54,972		(cost $16,132,412)	23,647,890

800	Steel Dynamics, Inc.	37,136
2,100	Valspar Corporation	57,162
1,400	Worthington Industries, Inc.(c)	28,882

	Total Materials	947,975

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (15.6%)	Interest Rate(d)	Maturity Date	Value

4,527,707	Thrivent Financial Securities Lending Trust	4.460%	N/A	$4,527,707

	Total Collateral Held for Securities Loaned
	(cost $4,527,707)			4,527,707

Shares	Short-Term Investments (3.1%)	Interest Rate(d)	Maturity Date	Value

904,763	Thrivent Money Market Fund(e)	4.110%	N/A	$904,763

	Total Short-Term Investments (at amortized cost)			904,763

	Total Investments (cost $21,564,882)			$29,080,360

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	At January 31, 2006, $32,400 in cash was pledged as the initial margin deposit for the open financial futures contracts. In addition, $904,763 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follow:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 400 Mini Futures	12	March 2006	Long	$941,160	$919,068	$22,092

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $8,005,045 and $(489,567), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner International Stock Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Australia (2.3%)			France (5.2%)
235,900	AMP, Ltd.(b)	$1,467,453	245,716	Axa SA(b,c)	$8,322,812
114,300	Brambles Industries, Ltd.(b,c)	861,289	72,900	Carrefour SA(b,c)	3,435,026
542,100	Goodman Fielder, Ltd.(b,d)	949,538	34,266	LVMH Moet Hennessy
388,100	Lend Lease Corporation, Ltd.(b)	4,267,805		Louis Vuitton SA(b,c)	3,090,282
491,500	Macquarie Infrastructure Group(b)	1,312,791	47,700	Schneider Electric SA(b,c)	4,984,259
26,000	Rio Tinto, Ltd.(b,c)	1,490,466	17,349	Societe Generale(b,c)	2,291,063
219,000	Transurban Group(b,c)	1,185,054	14,308	Total SA(b,c)	3,962,325

	Total Australia	11,534,396		Total France	26,085,767

Austria (1.3%)			Germany (5.2%)
72,230	Erste Bank der oesterreichischen		23,700	Adidas-Salomon AG(b,c)	4,957,116
	Sparkassen AG(b)	4,027,430	13,404	Allianz AG(b)	2,160,469
52,700	Telekom Austria AG(b)	1,276,667	83,500	Commerzbank AG(b)	2,839,690
20,100	Wiener Staedtische Allgemeine		148,700	Deutsche Post AG-REG(b)	4,192,747
	Versicherung AG(b)	1,261,735	42,989	Hypo Real Estate Holding AG(b,d)	2,808,343

	Total Austria	6,565,832	70,300	Metro AG(b,c)	3,575,330

			43,700	ProSiebenSat.1 Media AG(b)	998,372
Belgium (0.1%)			46,000	Siemens AG(b,c)	4,192,753

10,288	UCB SA(b)	508,241		Total Germany	25,724,820

	Total Belgium	508,241

			Greece (1.9%)
Bermuda (0.3%)			333,300	Agricultural Bank of Greece(b,d)	2,129,693
94,500	Esprit Holdings, Ltd.(b)	825,067	28,002	Cosmote Mobile
785,000	Johnson Electric Holdings, Ltd.(b,c)	770,571		Telecommunications SA(b)	646,578

	Total Bermuda	1,595,638	52,300	Greek Organization of

				Football Prognostics SA(b)	1,968,041
Brazil (2.3%)			104,450	Hellenic Telecommunication
31,400	Companhia Vale do Rio Doce			Organization SA(b,d)	2,416,426
	SP ADR	1,393,532	53,760	National Bank of Greece SA(b)	2,457,686

99,290	Petroleo Brasileiro SA ADR	8,976,288		Total Greece	9,618,424

57,400	Tele Norte Leste Participacoes SA(c)	1,019,424

	Total Brazil	11,389,244	Hong Kong (0.8%)

			316,000	Li & Fung, Ltd.(b)	589,088
Canada (0.2%)			385,700	Swire Pacific, Ltd.(b)	3,602,575

25,400	Telus Corporation	998,982		Total Hong Kong	4,191,663

	Total Canada	998,982

			Ireland (0.6%)
Denmark (0.3%)			145,100	Anglo Irish Bank Corporation plc(b)	2,292,700
30,222	Novo Nordisk AS(b)	1,688,582	20,700	CRH plc(b)	643,494

	Total Denmark	1,688,582		Total Ireland	2,936,194

Finland (1.1%)			Italy (4.7%)
110,645	Nokia Oyj(b)	2,029,782	57,712	Assicurazioni Generali SPA(b,c)	1,994,315
249,800	Stora Enso Oyj(b)	3,459,589	330,600	Banca Intesa SPA(b)	1,731,181

	Total Finland	5,489,371	76,300	Eni SPA(b,c)	2,312,004

			10,800	Lottomatica SPA(b,c,d)	431,801

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Italy — continued			4,100	SMC Corporation(b)	$626,465
62,300	Mediobanca SPA(b,c)	$1,194,753	217,000	Sompo Japan Insurance, Inc.(b)	3,078,022
224,400	Saipem SPA(b,c)	4,472,075	42,400	Sony Corporation(b,c)	2,059,825
3,180,400	Seat Pagine Gialle SPA(b,d)	1,658,028	407	Sumitomo Mitsui Financial
80,300	Toro Assicurazioni SPA(b)	1,478,392		Group, Inc.(b,c)	4,741,205
1,159,680	UniCredito Italiano SPA(b,c)	8,279,543	752,200	Sumitomo Trust and Banking

	Total Italy	23,552,092		Company, Ltd.(b)	8,263,289

			12,300	T&D Holdings, Inc.(b)	875,803
Japan (20.4%)			120,800	Takeda Pharmaceutical
31,600	Aiful Corporation(b)	2,128,993		Company, Ltd.(b)	6,832,283
45,400	Astellas Pharmaceutical, Inc.(b,c)	1,878,249	139,200	Toyota Motor Corporation(b)	7,185,933
14,400	Benesse Corporation(b)	517,217	30,300	Ushio, Inc.(b,c)	772,368
221,000	Bridgestone Corporation(b)	4,481,198	8,470	USS Company, Ltd.(b)	538,753

15,500	Canon, Inc.(b)	932,514		Total Japan	101,580,853

27,500	Credit Saison Company, Ltd.(b)	1,231,636
63,000	Dai Nippon Printing		Luxembourg (0.6%)
	Company, Ltd.(b)	1,134,657	162,700	SES Global SA(b)	3,009,268

22,800	Daikin Industries, Ltd.(b)	747,425		Total Luxembourg	3,009,268

15,500	Fanuc, Ltd.(b)	1,361,324
106,700	Fuji Photo Film Company, Ltd.(b)	3,661,063	Mexico (2.2%)
17,700	Honda Motor Company(b)	1,000,354	59,000	America Movil SA de CV ADR	1,990,070
43,700	Hoya Corporation(b)	1,748,043	325,100	Corporacion GEO SA de CV(d)	1,121,088
34,000	JSR Corporation(b,c)	1,011,989	455,500	Grupo Financiero Banorte
7,700	Keyence Corporation(b)	2,109,351		SA de CV	1,086,446
63,700	Kyocera Corporation(b)	5,638,351	10,800	Grupo Televisia SA ADR	902,340
39,600	Leopalace21 Corporation(b)	1,433,527	213,700	Telefonos de Mexico
92,900	MARUI Company, Ltd.(b)	1,706,198		SA de CV ADR	5,073,238
59,000	Matsushita Electric Industrial		148,711	Wal-Mart de Mexico SA de CV	866,383

	Company, Ltd.(b)	1,273,098		Total Mexico	11,039,565

100,400	Mitsubishi Corporation(b)	2,341,663
50,000	Mitsubishi Estate Company, Ltd.(b)	1,161,368	Netherlands (3.0%)
581	Mitsubishi UFJ Financial		143,300	ABN AMRO Holding NV(b)	3,974,072
	Group, Inc.(b)	8,364,576	124,000	ING Groep NV(b)	4,425,349
128,000	Mitsui Fudosan Company, Ltd.(b,c)	2,694,817	49,595	Royal Numico NV(b,d)	2,258,010
148,000	Mitsui Trust Holdings, Inc.(b)	2,182,156	133,500	VNU NV(b)	4,481,619

14,600	Nidec Corporation(b,c)	1,333,625		Total Netherlands	15,139,050

16,000	Nitto Denko Corporation(b)	1,351,864
8,750	ORIX Corporation(b)	2,261,229	Norway (0.5%)
2,087	Rakuten, Inc.(b,c,d)	1,778,036	9,029	Norsk Hydro ASA(b)	1,111,180
530	Resona Holdings, Inc.(b,c)	2,077,945	43,100	Statoil ASA(b)	1,191,814

35,500	Secom Company, Ltd.(b)	1,831,831		Total Norway	2,302,994

47,000	Sega Sammy Holdings, Inc.(b)	1,683,502
41,300	Seven & I Holdings		Panama (0.2%)
	Company, Ltd.(b,c,d)	1,746,285	22,000	Carnival Corporation	1,138,720

31,750	Shin-Etsu Chemical			Total Panama	1,138,720

	Company, Ltd.(b)	1,802,823

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Portugal (0.8%)			Switzerland (7.6%)
405,600	Portugal Telecom SGPS SA(b)	$4,088,383	28,720	Credit Suisse Group(b)	$1,678,304

	Total Portugal	4,088,383	7,100	Givaudan SA(b)	5,051,944

			70,800	Holcim, Ltd.(b)	5,364,120
Singapore (1.5%)			18,300	Julius Baer Holding, Ltd.(b)	1,470,056
232,100	Keppel Corporation, Ltd.(b,c)	1,876,832	26,054	Nestle SA(b)	7,640,708
531,000	StarHub, Ltd.(b)	711,568	7,744	Nobel Biocare Holding AG(b)	1,755,500
458,500	United Overseas Bank, Ltd.(b)	4,103,265	74,236	Novartis AG(b)	4,081,000
79,000	Venture Corporation, Ltd.(b)	652,864	8,807	Roche Holding AG(b)	1,391,240

	Total Singapore	7,344,529	29,400	Swatch Group AG(b,c)	4,771,410

			1,100	Swiss Life Holding	200,030
South Africa (0.6%)			42,621	UBS AG(b)	4,635,765

65,400	ABSA Group, Ltd.(b)	1,205,219		Total Switzerland	38,040,077

70,800	Naspers, Ltd.(b)	1,516,609

	Total South Africa	2,721,828	Turkey (0.6%)

			299,550	Turkiye Garanti Bankasi AS(b,d)	1,379,586
South Korea (3.1%)			168,320	Turkiye Is Bankasi (Isbank)(b)	1,521,496

12,300	Hyundai Motor Company, Ltd.(b,d)	1,108,446		Total Turkey	2,901,082

15,910	Kookmin Bank(b)	1,265,402
78,400	Kookmin Bank ADR	6,251,616	United Kingdom (13.0%)
51,300	LG Electronics, Inc.(b)	4,422,146	262,900	Amvescap plc(b)	2,406,557
3,410	Samsung Electronics		134,200	Aviva plc(b)	1,720,749
	Company, Ltd.(b)	2,603,932	267,600	Capita Group plc(b)	2,033,398

	Total South Korea	15,651,542	15,332	Carnival plc(b)	854,555

			372,370	Friends Provident plc(b)	1,332,079
Spain (3.8%)			350,884	GlaxoSmithKline plc(b)	8,982,779
57,900	Antena 3 de Television SA(b,c)	1,568,999	916,700	Group 4 Securicor plc(b)	2,739,826
330,637	Banco Bilbao Vizcaya		99,600	Johnson Matthey plc(b)	2,583,398
	Argentaria SA(b,c)	6,683,617	1,024,200	Kingfisher plc(b)	4,322,558
40,000	Cintra Concesiones de		467,100	Lloyds TSB Group plc(b)	4,254,092
	Infraestructuras de Transporte SA(b,c)	521,881	428,300	Marks and Spencer Group plc(b)	3,705,507
26,700	Compania de Distribucion		342,000	Pearson plc(b)	4,430,789
	Integral Logista SA(b,c)	1,443,857	42,603	Reckitt Benckiser plc(b)	1,398,934
77,300	Enagas(b,c)	1,466,060	117,700	Royal Bank of Scotland
138,000	Iberdrola SA(b)	3,928,095		Group plc(b)	3,645,685
29,700	Indra Sistemas SA(b)	574,409	96,799	Royal Dutch Shell plc(b)	3,483,007
90,700	Repsol YPF SA(b,c)	2,464,683	672,000	Signet Group plc(b)	1,215,960

	Total Spain	18,651,601	244,500	Unilever plc(b)	2,567,968

			3,494,718	Vodafone Group plc(b)	7,349,415
Sweden (0.7%)			136,100	William Hill plc(b)	1,382,138
146,100	Atlas Copco AB(b)	3,435,215	373,100	WPP Group plc(b)	4,142,598

	Total Sweden	3,435,215		Total United Kingdom	64,551,992

				Total Common Stock
				(cost $330,185,259)	423,475,945

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (12.2%)	Interest Rate(e)	Maturity Date	Value

60,674,980	Thrivent Financial Securities Lending Trust	4.460%	N/A	$60,674,980

	Total Collateral Held for Securities Loaned
	(cost $60,674,980)			60,674,980

Shares or
Principal
Amount	Short-Term Investments (2.9%)	Interest Rate(e)	Maturity Date	Value

6,339,917	Thrivent Money Market Fund	4.110%	N/A	$6,339,917
$8,105,000	Total Capital SA	4.470	2/1/2006	8,105,000

	Total Short-Term Investments (at amortized cost)			14,444,917

	Total Investments(cost $405,305,156)			$498,595,842

(a) The categories of investments are shown as a percentage of total investments.

(b) Security is fair valued.

(c) All or a portion of the security is on loan.

(d) Non-income producing security.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $97,299,431 and $(4,008,745), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Growth Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (92.0%)	Value	Shares	Common Stock (92.0%)	Value

Consumer Discretionary (12.1%)			26,600	Walt Disney Company	$673,246
10,800	Abercrombie & Fitch Company	$717,012	20,550	XM Satellite Radio
11,050	Advance Auto Parts, Inc.(b)	481,448		Holdings, Inc.(b,c)	537,999

5,600	Apollo Group, Inc.(b)	311,752		Total Consumer
15,400	Bed Bath & Beyond, Inc.(b)	576,114		Discretionary	28,518,723

18,312	Best Buy Company, Inc.	927,686
9,400	Cablevision Systems		Consumer Staples (5.9%)
	New York Group(b)	231,240	13,100	Altria Group, Inc.	947,654
24,150	Carnival Corporation	1,250,004	12,800	Coca-Cola Company	529,664
9,991	CBS Corporation	261,065	19,350	Colgate-Palmolive Company	1,062,122
5,750	Cheesecake Factory, Inc.(b)	211,888	46,400	CVS Corporation	1,288,064
5,400	Chico’s FAS, Inc.(b)	235,224	44,150	PepsiCo, Inc.	2,524,497
31,200	Coach, Inc.(b)	1,121,640	68,139	Procter & Gamble Company	4,035,873
14,585	Comcast Corporation(b)	404,296	12,250	SYSCO Corporation	375,830
4,900	Getty Images, Inc.(b,c)	400,085	28,140	Walgreen Company	1,217,899
3,550	Grupo Televisia SA ADR	296,602	34,850	Wal-Mart Stores, Inc.	1,606,934
6,950	Harley-Davidson, Inc.	372,034	6,900	William Wrigley Jr. Company	441,324

10,750	Harrah’s Entertainment, Inc.	791,200		Total Consumer Staples	14,029,861

46,420	Home Depot, Inc.	1,882,331
21,100	IAC InterActiveCorp(b,c)	612,322	Energy (6.8%)
7,150	International Game Technology	255,827	1,600	Amerada Hess Corporation	247,680
10,200	J.C. Penney Company, Inc.		5,600	Anadarko Petroleum Corporation	603,792
	(Holding Company)	569,160	11,450	Baker Hughes, Inc.	886,688
6,950	KB Home	529,590	12,450	BJ Services Company	504,100
22,750	Kohl’s Corporation(b)	1,009,872	10,600	Bronco Drilling Company, Inc.(b,c)	335,278
7,650	Las Vegas Sands Corporation(b,c)	392,828	9,050	Chesapeake Energy Corporation(c)	317,112
10,700	Lennar Corporation(c)	669,392	4,450	Cooper Cameron Corporation(b)	215,336
30,000	Lowe’s Companies, Inc.	1,906,500	6,800	Devon Energy Corporation	463,828
12,200	Marriott International, Inc.	813,008	4,300	Encana Corporation	214,398
12,250	McDonald’s Corporation	428,872	9,400	ENSCO International, Inc.	480,528
10,550	MGM MIRAGE(b,c)	390,983	8,050	EOG Resources, Inc.	680,547
19,850	News Corporation ADR(c)	328,319	15,370	Exxon Mobil Corporation	964,468
9,300	NIKE, Inc.	752,835	7,000	GlobalSantaFe Corporation	427,350
16,900	Nordstrom, Inc.	705,068	15,850	Halliburton Company	1,260,868
7,850	Omnicom Group, Inc.	642,052	3,750	Murphy Oil Corporation	213,750
5,900	Pixar, Inc.(b,c)	340,902	6,900	Nabors Industries, Ltd.(b)	560,625
61,775	Staples, Inc.	1,464,685	8,250	National Oilwell Varco, Inc.(b)	627,578
38,700	Starbucks Corporation(b)	1,226,790	9,300	Peabody Energy Corporation	925,443
17,850	Starwood Hotels & Resorts		13,450	Range Resources Corporation(c)	401,752
	Worldwide, Inc.	1,085,458	14,930	Schlumberger, Ltd.	1,902,828
31,800	Target Corporation	1,741,050	7,350	Smith International, Inc.	330,750
22,390	Time Warner, Inc.	392,497	15,750	Transocean, Inc.(b)	1,278,112
8,650	Univision Communications, Inc.(b,c)	275,416	12,850	Valero Energy Corporation	802,226
7,291	Viacom, Inc.(b)	302,431	14,800	Weatherford International, Ltd.(b)	662,744
			15,850	XTO Energy, Inc.	777,918

				Total Energy	16,085,699

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (92.0%)	Value	Shares	Common Stock (92.0%)	Value

Financials (9.9%)			13,150	Eli Lilly and Company	$744,553
10,600	AFLAC, Inc.	$497,670	9,250	Fisher Scientific
6,900	Allstate Corporation	359,145		International, Inc.(b)	618,548
21,750	American Express Company	1,140,788	6,800	Forest Laboratories, Inc.(b)	314,704
29,150	American International		38,400	Genentech, Inc.(b)	3,299,328
	Group, Inc.	1,908,159	19,650	Genzyme Corporation(b)	1,393,971
6,350	Bear Stearns Companies, Inc.	803,021	34,750	Gilead Sciences, Inc.(b)	2,115,232
10,050	Capital One Financial Corporation	837,165	55,258	Johnson & Johnson	3,179,545
44,550	Charles Schwab Corporation	658,894	5,800	McKesson Corporation	307,400
3,250	Chicago Mercantile		14,750	Medco Health Solutions, Inc.(b)	797,975
	Exchange Holdings, Inc.(d)	1,375,562	49,030	Medtronic, Inc.	2,768,724
23,046	Citigroup, Inc.	1,073,483	10,350	Novartis AG ADR	570,906
16,350	Countrywide Financial Corporation	546,744	8,050	OSI Pharmaceuticals, Inc.(b,c)	226,688
9,150	E*TRADE Financial Corporation(b)	217,678	35,505	Pfizer, Inc.	911,768
6,900	Everest Re Group, Ltd.	666,885	27,850	Schering-Plough Corporation	533,328
7,650	Federal Home Loan		2,950	Sepracor, Inc.(b,c)	167,884
	Mortgage Corporation	519,129	31,300	St. Jude Medical, Inc.(b)	1,537,769
13,700	Franklin Resources, Inc.	1,349,450	17,450	Stryker Corporation	870,755
5,300	Golden West Financial Corporation	374,286	40,700	Teva Pharmaceutical
15,450	Goldman Sachs Group, Inc.	2,182,312		Industries, Ltd.(c)	1,735,041
6,050	Legg Mason, Inc.	784,685	83,250	UnitedHealth Group, Inc.	4,946,715
6,230	Lehman Brothers Holdings, Inc.	875,004	7,650	Varian Medical Systems, Inc.(b)	460,606
16,350	Merrill Lynch & Company, Inc.	1,227,394	25,950	WellPoint, Inc.(b)	1,992,960
13,600	Moody’s Corporation	861,152	22,160	Wyeth	1,024,900
10,000	Morgan Stanley	614,500	21,200	Zimmer Holdings, Inc.(b)	1,461,740

6,350	PNC Financial Services			Total Health Care	43,158,613

	Group, Inc.	411,861
11,550	Prudential Financial, Inc.	870,177	Industrials (7.4%)
25,100	SLM Corporation	1,404,596	5,650	3M Company	411,038
10,650	State Street Corporation	643,899	13,500	Boeing Company	922,185
7,300	T. Rowe Price Group, Inc.	557,939	9,200	Burlington Northern
5,800	UBS AG(c)	631,040		Santa Fe Corporation	737,104

	Total Financials	23,392,618	15,950	Caterpillar, Inc.	1,083,005

			4,250	CSX Corporation	227,502
Health Care (18.2%)			15,050	Danaher Corporation	852,432
19,010	Abbott Laboratories	820,282	6,350	Emerson Electric Company	491,808
10,850	Aetna, Inc.	1,050,280	7,400	Expeditors International of
9,050	Alcon, Inc.	1,157,676		Washington, Inc.	544,196
5,500	Allergan, Inc.	640,200	11,400	FedEx Corporation	1,153,110
52,500	Amgen, Inc.(b)	3,826,725	2,950	General Dynamics Corporation	343,262
5,950	Biogen Idec, Inc.(b)	266,262	125,870	General Electric Company	4,122,242
7,350	Cardinal Health, Inc.	529,494	5,050	Illinois Tool Works, Inc.	425,664
32,979	Caremark Rx, Inc.(b)	1,625,865	14,850	JB Hunt Transport Services, Inc.(c)	353,430
6,700	Celgene Corporation(b,c)	476,705	8,700	L-3 Communications Holdings, Inc.	704,874
6,400	Community Health Systems, Inc.(b)	232,896	5,450	Monster Worldwide, Inc.(b)	232,497
5,550	Coventry Health Care, Inc.(b)	330,614	8,650	Rockwell Automation, Inc.	571,506
7,350	Cyberonics, Inc.(b,c)	220,574	29,950	Southwest Airlines Company	492,977

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (92.0%)	Value	Shares	Common Stock (92.0%)	Value

Industrials — continued			9,050	NAVTEQ Corporation(b)	$406,436
6,000	Textron, Inc.	$506,760	24,250	Network Appliance, Inc.(b)	756,600
17,100	Tyco International, Ltd.	445,455	6,150	Nice Systems, Ltd.(b,c)	324,290
13,700	United Parcel Service, Inc.	1,026,267	33,815	Nokia Oyj ADR	621,520
30,330	United Technologies Corporation	1,770,362	74,845	Oracle Corporation(b)	940,802

	Total Industrials	17,417,676	5,650	Palm, Inc.(b,c)	223,062

			53,350	Parametric Technology
Information Technology (28.0%)				Corporation(b)	333,971
28,350	Accenture, Ltd.	893,876	24,800	Paychex, Inc.	901,480
35,700	Adobe Systems, Inc.	1,418,004	7,350	Progress Software Corporation(b)	211,386
15,100	Advanced Micro Devices, Inc.(b)	632,086	91,800	QUALCOMM, Inc.	4,402,728
1,850	Affiliated Computer Services, Inc.(b)	115,810	10,150	Red Hat, Inc.(b,c)	293,842
15,000	Amdocs, Ltd.(b)	483,000	7,200	SanDisk Corporation(b,d)	484,992
18,260	Analog Devices, Inc.	726,200	19,550	SAP AG	1,004,284
36,150	Apple Computer, Inc.(b)	2,729,686	30,050	Symantec Corporation(b)	552,319
38,750	Applied Materials, Inc.	738,188	52,600	Texas Instruments, Inc.	1,537,498
21,250	BEA Systems, Inc.(b)	220,362	66,350	TIBCO Software, Inc.(b,c)	530,136
24,150	Broadcom Corporation(b)	1,647,030	7,700	Varian Semiconductor
156,900	Cisco Systems, Inc.(b)	2,913,633		Equipment Associates, Inc.(b,c)	381,381
18,100	Citrix Systems, Inc.(b)	558,204	31,300	Wind River Systems, Inc.(b,c)	418,794
11,000	Cognizant Technology		24,300	Xilinx, Inc.	684,288
	Solutions Corporation(b)	576,070	78,800	Yahoo!, Inc.(b)	2,705,992

24,600	Comverse Technology, Inc.(b)	673,794		Total Information
54,300	Corning, Inc.(b)	1,322,205		Technology	66,248,323

78,250	Dell, Inc.(b)	2,293,508
82,350	eBay, Inc.(b)	3,549,285	Materials (1.1%)
25,870	Electronic Arts, Inc.(b)	1,411,985	2,350	Alcoa, Inc.	74,025
132,430	EMC Corporation(b)	1,774,562	3,650	Dow Chemical Company	154,395
5,200	Emulex Corporation(b,c)	95,420	7,700	Florida Rock Industries, Inc.	416,262
20,750	First Data Corporation	935,825	10,350	Monsanto Company	875,714
12,050	Google, Inc.(b)	5,220,662	2,750	Phelps Dodge Corporation	441,375
25,150	Hewlett-Packard Company	784,177	10,300	Praxair, Inc.	542,604

4,300	Infosys Technologies, Ltd. ADR(c)	327,961		Total Materials	2,504,375

91,050	Intel Corporation	1,936,634
9,400	International Business		Miscellaneous (0.7%)
	Machines Corporation	764,220	11,300	Midcap SPDR Trust(c)	1,607,425

20,800	Juniper Networks, Inc.(b)	377,104		Total Miscellaneous	1,607,425

4,850	KLA-Tencor Corporation	252,103
24,550	Linear Technology Corporation	913,506	Telecommunications Services (1.7%)
20,950	Marvell Technology Group, Ltd.(b)	1,433,399	7,100	ALLTEL Corporation	426,213
21,300	Maxim Integrated Products, Inc.	874,152	30,400	America Movil SA de CV ADR	1,025,392
12,950	Microchip Technology, Inc.	485,754	26,300	American Tower Corporation(b,c)	813,722
190,550	Microsoft Corporation	5,363,980	14,050	NII Holdings, Inc.(b,c)	694,913
71,900	Motorola, Inc.	1,632,849	46,079	Sprint Nextel Corporation	1,054,748

48,800	Nasdaq (100) Trust(c)	2,051,064		Total Telecommunications
14,400	National Semiconductor			Services	4,014,988

	Corporation	406,224

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (92.0%)	Value

Utilities (0.2%)
10,600	TXU Corporation	$536,784

	Total Utilities	536,784

	Total Common Stock
	(cost $202,124,354)	217,515,085

Shares	Collateral Held for Securities Loaned (5.6%)		Interest Rate(e)	Maturity Date	Value

13,367,521	Thrivent Financial Securities Lending Trust		4.460%	N/A	$13,367,521

		Total Collateral Held for Securities Loaned
		(cost $13,367,521)			13,367,521

Shares	Short-Term Investments (2.4%)		Interest Rate(e)	Maturity Date	Value

5,757,132	Thrivent Money Market Fund		4.110%	N/A	$5,757,132

		Total Short-Term Investments (at amortized cost)			5,757,132

		Total Investments (cost $221,249,007)			$236,639,738

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At January 31, 2006, 500 shares of Chicago Mercantile Exchange Holdings, Inc. and 1,600 shares of SanDisk Corporation common stock valued at $192,235 and $101,360, respectively, were earmarked to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Loss

Chicago Mercantile Exchange Holdings, Inc.	5	$390	February 2006	$(19,350)	$14,605
SanDisk Corporation	16	62.50	February 2006	(9,440)	3,448

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $22,860,480 and $(7,469,749), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Value Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (93.0%)	Value	Shares	Common Stock (93.0%)	Value

Consumer Discretionary (7.5%)			Energy — continued
11,550	CBS Corporation	$301,802	17,200	Kerr-McGee Corporation	$1,898,708
48,600	Clear Channel		36,600	Marathon Oil Corporation	2,813,442
	Communications, Inc.	1,422,522	29,300	Nabors Industries, Ltd.(b)	2,380,625
61,600	Comcast Corporation(b)	1,713,712	17,100	National Oilwell Varco, Inc.(b)	1,300,797
20,430	Discovery Holding Company(b,c)	309,719	12,200	Occidental Petroleum Corporation	1,192,062
27,500	Federated Department Stores, Inc.	1,832,325	21,800	Transocean, Inc.(b)	1,769,070
44,900	Home Depot, Inc.	1,820,695	64,600	Weatherford International, Ltd.(b)	2,892,788

51,200	J.C. Penney Company, Inc.			Total Energy	52,103,815

	(Holding Company)	2,856,960
38,900	Johnson Controls, Inc.(c)	2,693,436	Financials (25.4%)
211,000	Liberty Media Corporation(b)	1,763,960	44,600	ACE, Ltd.	2,441,850
6,075	Live Nation, Inc.(b)	107,831	35,500	Allstate Corporation	1,847,775
128,000	McDonald’s Corporation	4,481,280	56,900	American International
36,900	Office Depot, Inc.(b)	1,223,235		Group, Inc.	3,724,674
41,500	Sherwin-Williams Company	2,195,350	60,600	Aon Corporation	2,073,732
332,800	Time Warner, Inc.	5,833,984	177,180	Bank of America Corporation	7,836,671
11,550	Viacom, Inc.(b)	479,094	36,600	Capital One Financial
137,600	Walt Disney Company	3,482,656		Corporation	3,048,780

	Total Consumer		26,000	Chubb Corporation	2,453,100
	Discretionary	32,518,561	50,900	CIT Group, Inc.	2,715,006

			206,932	Citigroup, Inc.	9,638,893
Consumer Staples (6.6%)			28,200	City National Corporation	2,114,154
107,400	Altria Group, Inc.	7,769,316	32,300	Equity Office Properties Trust	1,027,786
78,200	Archer-Daniels-Midland Company 2,463,300		10,200	Everest Re Group, Ltd.	985,830
72,700	Estee Lauder Companies, Inc.	2,651,369	52,940	Federal Home Loan
90,800	Kellogg Company	3,895,320		Mortgage Corporation	3,592,508
42,410	Kimberly-Clark Corporation	2,422,459	12,800	Goldman Sachs Group, Inc.	1,808,000
73,500	Kroger Company(b)	1,352,400	27,080	Hartford Financial Services
37,400	PepsiCo, Inc.	2,138,532		Group, Inc.	2,226,788
29,100	Reynolds American, Inc.(c)	2,942,883	210,100	J.P. Morgan Chase & Company	8,351,475
62,800	Wal-Mart Stores, Inc.	2,895,708	21,400	Lehman Brothers Holdings, Inc.	3,005,630

	Total Consumer Staples	28,531,287	69,200	Mellon Financial Corporation	2,440,684

			102,400	Merrill Lynch & Company, Inc.	7,687,168
Energy (12.0%)			58,000	Morgan Stanley	3,564,100
10,100	Anadarko Petroleum Corporation	1,088,982	43,700	Northern Trust Corporation	2,281,577
36,650	Apache Corporation	2,768,174	31,300	Piper Jaffray Companies(b,c)	1,403,179
35,400	Baker Hughes, Inc.	2,741,376	18,500	PMI Group, Inc.(c)	799,755
14,300	BP plc	1,034,033	68,900	PNC Financial Services Group, Inc.	4,468,854
136,114	Chevron Corporation	8,082,449	79,200	Principal Financial Group, Inc.	3,735,072
116,612	ConocoPhillips	7,544,796	59,100	Prudential Financial, Inc.	4,452,594
16,900	Devon Energy Corporation	1,152,749	10,200	Simon Property Group, Inc.	844,968
16,700	Diamond Offshore Drilling, Inc.(c)	1,417,329	136,600	St. Paul Travelers Companies, Inc.	6,198,908
43,400	ENSCO International, Inc.	2,218,608	70,100	U.S. Bancorp	2,096,691
156,300	Exxon Mobil Corporation	9,807,827	55,940	Wachovia Corporation	3,067,190

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (93.0%)	Value	Shares	Common Stock (93.0%)	Value

Financials — continued			Information Technology (8.9%)
74,962	Washington Mutual, Inc.	$3,172,392	79,200	Accenture, Ltd.	$2,497,176
77,300	Wells Fargo & Company	4,820,428	74,400	Amdocs, Ltd.(b)	2,395,680

	Total Financials	109,926,212	63,220	Applied Materials, Inc.	1,204,341

			70,800	Citrix Systems, Inc.(b)	2,183,472
Health Care (8.3%)			37,000	Comverse Technology, Inc.(b)	1,013,430
49,600	Abbott Laboratories	2,140,240	104,700	Hewlett-Packard Company	3,264,546
28,800	Aetna, Inc.	2,787,840	59,550	Hyperion Solutions Corporation(b)	2,049,116
52,100	Baxter International, Inc.	1,919,885	43,600	Intel Corporation	927,372
6,000	Biotech HOLDRS Trust(c)	1,170,660	70,650	International Business
19,100	CIGNA Corporation	2,322,560		Machines Corporation	5,743,845
21,900	Eli Lilly and Company	1,239,978	190,300	Microsoft Corporation	5,356,945
43,700	Forest Laboratories, Inc.(b)	2,022,436	76,900	Molex, Inc.	2,326,225
24,600	GlaxoSmithKline plc	1,260,504	93,000	Motorola, Inc.	2,112,030
55,500	HCA, Inc.	2,723,940	92,300	National Semiconductor
55,460	Johnson & Johnson	3,191,168		Corporation	2,603,783
24,700	Novartis AG ADR	1,362,452	122,850	Nokia Oyj ADR	2,257,983
231,200	Pfizer, Inc.	5,937,216	196,800	Tellabs, Inc.(b)	2,517,072

83,000	Sanofi-Aventis ADR	3,818,000		Total Information
88,000	Wyeth	4,070,000		Technology	38,453,016

	Total Health Care	35,966,879

			Materials (3.3%)
Industrials (13.7%)			70,550	Alcoa, Inc.	2,222,325
26,000	3M Company	1,891,500	85,800	E.I. du Pont de Nemours
73,400	AMR Corporation(b,c)	1,666,180		and Company	3,359,070
35,000	Canadian National		88,400	Imperial Chemical
	Railway Company	3,163,650		Industries plc ADR	2,307,240
49,500	Caterpillar, Inc.	3,361,050	51,940	International Paper Company	1,694,802
14,600	Deere & Company	1,047,696	63,500	MeadWestvaco Corporation	1,694,815
74,100	Emerson Electric Company	5,739,045	54,000	Praxair, Inc.	2,844,720

49,800	Flowserve Corporation(b)	2,289,804		Total Materials	14,122,972

162,900	General Electric Company	5,334,975
109,858	Honeywell International, Inc.	4,220,744	Telecommunications Services (4.6%)
69,700	Lockheed Martin Corporation	4,715,205	29,800	ALLTEL Corporation	1,788,894
67,600	Parker-Hannifin Corporation	5,122,052	206,987	AT&T, Inc.	5,371,313
102,100	Republic Services, Inc.	3,864,485	80,420	BellSouth Corporation	2,313,683
146,300	Steelcase, Inc.(c)	2,465,155	190,092	Sprint Nextel Corporation	4,351,206
18,200	Terex Corporation(b)	1,283,100	196,564	Verizon Communications, Inc.	6,223,216

34,200	Textron, Inc.	2,888,532		Total Telecommunications
69,900	Tyco International, Ltd.	1,820,895		Services	20,048,312

49,900	Union Pacific Corporation	4,414,154
70,300	United Technologies Corporation	4,103,411

	Total Industrials	59,391,633

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (93.0%)	Value

Utilities (2.7%)
28,070	Dominion Resources, Inc.	$2,120,127
29,500	Entergy Corporation	2,050,545
68,200	Exelon Corporation	3,916,044
53,000	FirstEnergy Corporation	2,655,300
37,600	PPL Corporation	1,132,888

	Total Utilities	11,874,904

	Total Common Stock
	(cost $331,501,776)	402,937,591

Shares	Collateral Held for Securities Loaned (2.5%)		Interest Rate(d)	Maturity Date	Value

11,032,227	Thrivent Financial Securities Lending Trust		4.460%	N/A	$11,032,227

		Total Collateral Held for Securities Loaned
		(cost $11,032,227)			11,032,227

Shares	Short-Term Investments (4.5%)		Interest Rate(d)	Maturity Date	Value

19,572,677	Thrivent Money Market Fund		4.110%	N/A	$19,572,677

		Total Short-Term Investments (at amortized cost)			19,572,677

		Total Investments (cost $362,106,680)			$433,542,495

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $77,527,407 and $(6,091,592), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Stock Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Consumer Discretionary (10.2%)			Energy (10.5%)
121,600	Black & Decker Corporation	$10,494,080	139,700	Apache Corporation	$10,551,541
61,200	CBS Corporation	1,599,156	420,800	BJ Services Company	17,038,192
1,244,700	Comcast Corporation(b)	34,503,084	230,000	BP plc	16,631,300
508,466	D.R. Horton, Inc.(c)	18,975,951	298,400	Burlington Resources, Inc.	27,231,984
155,200	Fortune Brands, Inc.	11,633,792	698,251	Chevron Corporation	41,462,144
158,200	Harley-Davidson, Inc.(c)	8,468,446	562,100	ConocoPhillips	36,367,870
392,000	Hilton Hotels Corporation	9,772,560	77,800	ENSCO International, Inc.	3,977,136
917,300	Home Depot, Inc.	37,196,515	1,702,246	Exxon Mobil Corporation	106,815,938
278,200	J.C. Penney Company, Inc.		213,200	Nabors Industries, Ltd.(b)	17,322,500
	(Holding Company)	15,523,560	184,400	National Oilwell Varco, Inc.(b)	14,027,308
205,900	Kohl’s Corporation(b)	9,139,901	93,200	Peabody Energy Corporation	9,274,332
256,900	Lowe’s Companies, Inc.	16,325,995	97,700	Rowan Companies, Inc.	4,379,891
697,500	McDonald’s Corporation	24,419,475	137,400	Schlumberger, Ltd.	17,511,630
325,500	McGraw-Hill Companies, Inc.	16,613,520	129,100	Smith International, Inc.	5,809,500
82,500	NIKE, Inc.	6,678,375	235,300	Transocean, Inc.(b)	19,094,595
519,000	Nordstrom, Inc.	21,652,680	195,800	Valero Energy Corporation	12,223,794
389,200	Pulte Homes, Inc.	15,529,080	304,600	Weatherford International, Ltd.(b)	13,639,988
528,100	Staples, Inc.	12,521,251	193,200	XTO Energy, Inc.	9,482,256

178,840	Starwood Hotels & Resorts			Total Energy	382,841,899

	Worldwide, Inc.	10,875,260
445,900	Target Corporation	24,413,025	Financials (18.1%)
1,641,400	Time Warner, Inc.	28,773,742	345,700	Allstate Corporation	17,993,685
61,200	Viacom, Inc.(b)	2,538,576	271,700	American Capital
984,600	Walt Disney Company	24,920,226		Strategies, Ltd.(c)	9,658,935
213,300	Yum! Brands, Inc.(c)	10,551,951	823,400	American Express Company	43,187,330

	Total Consumer		837,852	American International
	Discretionary	373,120,201		Group, Inc.	54,845,792

			164,780	Ameriprise Financial, Inc.	6,704,898
Consumer Staples (7.7%)			1,440,582	Bank of America Corporation	63,716,942
751,000	Altria Group, Inc.	54,327,340	128,100	Bear Stearns Companies, Inc.	16,199,526
140,900	Bunge Limited Finance		169,300	Capital One Financial
	Corporation(c)	8,307,464		Corporation	14,102,690
337,500	Coca-Cola Company	13,965,750	164,100	Chubb Corporation	15,482,835
315,300	Constellation Brands, Inc.(b,c)	8,415,357	266,000	CIT Group, Inc.	14,188,440
724,800	CVS Corporation	20,120,448	1,563,748	Citigroup, Inc.	72,839,382
230,400	Dean Foods Company(b)	8,739,072	107,400	Federal Home Loan
85,400	Kellogg Company	3,663,660		Mortgage Corporation	7,288,164
126,500	Kimberly-Clark Corporation	7,225,680	235,400	Federal National Mortgage
233,700	Kraft Foods, Inc.(c)	6,880,128		Association	13,639,076
743,200	PepsiCo, Inc.	42,496,176	311,500	Goldman Sachs Group, Inc.	43,999,375
767,900	Procter & Gamble Company	45,482,717	146,800	Hartford Financial
69,000	Reynolds American, Inc.(c)	6,977,970		Services Group, Inc.	12,071,364
220,800	Walgreen Company(c)	9,556,224	959,084	J.P. Morgan Chase & Company	38,123,589
1,006,900	Wal-Mart Stores, Inc.	46,428,159	195,400	Lehman Brothers Holdings, Inc.	27,443,930

	Total Consumer Staples	282,586,145	115,600	Loews Corporation	11,408,564

			424,000	Merrill Lynch & Company, Inc.	31,829,680

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Financials — continued			Industrials (11.3%)
452,600	MetLife, Inc.(c)	$22,702,416	111,200	3M Company	$8,089,800
79,850	Morgan Stanley	4,906,782	263,000	Burlington Northern
209,100	PNC Financial Services			Santa Fe Corporation	21,071,560
	Group, Inc.	13,562,226	239,800	C.H. Robinson Worldwide, Inc.	9,702,308
96,400	Progressive Corporation	10,125,856	107,400	Canadian National
333,100	Prudential Financial, Inc.	25,095,754		Railway Company	9,707,886
128,300	SAFECO Corporation	6,703,675	216,900	Caterpillar, Inc.	14,727,510
285,800	St. Paul Travelers Companies, Inc.	12,969,604	89,500	Deere & Company	6,422,520
203,600	Wachovia Corporation	11,163,388	298,100	Emerson Electric Company	23,087,845
530,300	Wells Fargo & Company	33,069,508	177,500	Fastenal Company(c)	6,771,625
120,000	Zions Bancorporation	9,488,400	194,300	FedEx Corporation	19,653,445

	Total Financials	664,511,806	150,100	General Dynamics Corporation	17,465,636

			2,842,400	General Electric Company	93,088,600
Health Care (14.2%)			493,200	Honeywell International, Inc.	18,948,744
458,900	Abbott Laboratories	19,801,535	199,500	Illinois Tool Works, Inc.	16,815,855
195,600	Aetna, Inc.	18,934,080	450,400	Ingersoll-Rand Company	17,687,208
504,200	Amgen, Inc.(b)	36,751,138	388,600	JB Hunt Transport Services, Inc.	9,248,680
103,400	Bausch & Lomb, Inc.(c)	6,984,670	132,100	Lockheed Martin Corporation	8,936,565
347,600	Baxter International, Inc.	12,809,060	491,700	Norfolk Southern Corporation	24,506,328
199,500	C.R. Bard, Inc.	12,652,290	199,400	Northrop Grumman Corporation	12,388,722
445,800	Caremark Rx, Inc.(b)	21,977,940	805,700	Tyco International, Ltd.	20,988,485
130,900	Eli Lilly and Company	7,411,558	240,200	United Parcel Service, Inc.	17,993,382
154,800	Fisher Scientific		658,300	United Technologies Corporation	38,424,971

	International, Inc.(b)	10,351,476		Total Industrials	415,727,675

133,700	Genentech, Inc.(b)	11,487,504
156,100	Gilead Sciences, Inc.(b)	9,501,807	Information Technology (16.7%)
50,800	Guidant Corporation	3,738,880	431,400	Adobe Systems, Inc.	17,135,208
197,300	Henry Schein, Inc.(b,c)	9,202,072	142,300	Alliance Data Systems
192,400	Humana, Inc.(b)	10,730,148		Corporation(b)	6,012,175
91,000	Invitrogen Corporation(b,c)	6,268,080	185,600	Analog Devices, Inc.	7,381,312
1,245,200	Johnson & Johnson	71,648,808	497,400	Apple Computer, Inc.(b)	37,558,674
145,400	Laboratory Corporation of		417,000	Applied Materials, Inc.	7,943,850
	America Holdings(b)	8,527,710	294,200	Automatic Data Processing, Inc.	12,927,148
241,200	McKesson Corporation	12,783,600	2,479,500	Cisco Systems, Inc.(b)	46,044,315
653,600	Medtronic, Inc.	36,908,792	222,000	Citrix Systems, Inc.(b)	6,846,480
228,000	Novartis AG ADR	12,576,480	164,100	Cognizant Technology
1,907,475	Pfizer, Inc.	48,983,958		Solutions Corporation(b)	8,593,917
196,800	Sanofi-Aventis ADR	9,052,800	472,600	Corning, Inc.(b)	11,507,810
320,600	St. Jude Medical, Inc.(b)	15,751,078	902,200	Dell, Inc.(b)	26,443,482
272,600	Teva Pharmaceutical		279,800	eBay, Inc.(b)	12,059,380
	Industries, Ltd.(c)	11,620,938	1,576,300	EMC Corporation(b)	21,122,420
575,600	UnitedHealth Group, Inc.	34,202,152	224,492	First Data Corporation	10,124,589
358,500	WellPoint, Inc.(b)	27,532,800	200,000	Fiserv, Inc.(b)	8,796,000
539,400	Wyeth	24,947,250	526,300	Hewlett-Packard Company	16,410,034
130,500	Zimmer Holdings, Inc.(b)	8,997,975	1,965,800	Intel Corporation	41,812,566

	Total Health Care	522,136,579

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Information Technology — continued			Miscellaneous (0.4%)
393,900	International Business		121,900	S&P 500 Large Index
	Machines Corporation	$32,024,070		Depository Receipts	$15,558,097

225,900	Jabil Circuit, Inc.(b)	9,126,360		Total Miscellaneous	15,558,097

160,200	KLA-Tencor Corporation	8,327,196
282,500	Linear Technology Corporation	10,511,825	Telecommunications Services (1.6%)
128,400	Marvell Technology Group, Ltd.(b)	8,785,128	617,071	AT&T, Inc.	16,012,992
176,800	Microchip Technology, Inc.	6,631,768	1,329,785	Sprint Nextel Corporation	30,438,779
3,350,700	Microsoft Corporation	94,322,205	384,700	Verizon Communications, Inc.	12,179,602

1,461,200	Motorola, Inc.	33,183,852		Total Telecommunications
311,500	National Semiconductor			Services	58,631,373

	Corporation	8,787,415
230,800	Network Appliance, Inc.(b)	7,200,960	Utilities (2.1%)
320,100	Nokia Oyj ADR	5,883,438	108,000	American Electric Power
1,422,000	Oracle Corporation(b)	17,874,540		Company, Inc.	4,030,560
427,600	QUALCOMM, Inc.	20,507,696	227,400	Edison International, Inc.	9,964,668
865,700	Texas Instruments, Inc.	25,304,411	184,300	Entergy Corporation	12,810,693
396,100	VeriSign, Inc.(b)	9,407,375	200,800	Exelon Corporation	11,529,936
460,100	Yahoo!, Inc.(b)	15,799,834	176,200	PG&E Corporation	6,574,022

	Total Information		137,600	PPL Corporation	4,145,888
	Technology	612,397,433	99,300	Sempra Energy	4,771,365

			454,800	TXU Corporation	23,031,072

Materials (2.0%)				Total Utilities	76,858,204

155,600	Ball Corporation	6,301,800

477,300	Dow Chemical Company	20,189,790		Total Common Stock
173,600	Inco, Ltd.	8,902,208		(cost $2,546,379,957)	3,478,236,446

78,200	Phelps Dodge Corporation	12,551,100
356,600	Praxair, Inc.(c)	18,785,688
102,300	Weyerhaeuser Company	7,136,448

	Total Materials	73,867,034

Shares	Collateral Held for Securities Loaned (0.9%)		Interest Rate(d)	Maturity Date	Value

31,911,552	Thrivent Financial Securities Lending Trust		4.460%	N/A	$31,911,552

		Total Collateral Held for Securities Loaned
		(cost $31,911,552)			31,911,552

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount
or Shares	Short-Term Investments (4.3%)	Interest Rate(d)	Maturity Date	Value

$23,380,000	Corporate Asset Finance Company, LLC	4.480%	2/1/2006	$23,380,000
33,023,000	GOVCO, Inc.	4.470	2/1/2006	33,023,000
3,960,000	Harley-Davidson Funding Corporation	4.290	2/3/2006	3,959,056
30,344,886	Thrivent Money Market Fund	4.110	N/A	30,344,886
50,000,000	Total Capital SA	4.470	2/1/2006	50,000,000
10,530,000	United Healthcare Corporation	4.470	2/2/2006	10,528,693
5,000,000	Windmill Funding Company	4.500	2/7/2006	4,996,250

	Total Short-Term Investments (at amortized cost)			156,231,885

	Total Investments (cost $2,734,523,394)			$3,666,379,883

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $969,649,560 and $(37,793,071), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Index Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary (9.7%)			1,900	J.C. Penney Company, Inc.
2,600	Amazon.com, Inc.(b,c)	$116,532		(Holding Company)	$106,020
1,200	Apollo Group, Inc.(b,c)	66,804	1,500	Johnson Controls, Inc.	103,860
1,400	AutoNation, Inc.(b)	31,206	1,000	Jones Apparel Group, Inc.	31,280
500	AutoZone, Inc.(b)	48,875	600	KB Home	45,720
2,500	Bed Bath & Beyond, Inc.(b)	93,525	500	Knight-Ridder, Inc.(c)	31,125
3,475	Best Buy Company, Inc.	176,044	2,800	Kohl’s Corporation(b)	124,292
1,000	Big Lots, Inc.(b,c)	13,370	1,600	Leggett & Platt, Inc.(c)	39,392
700	Black & Decker Corporation(c)	60,410	1,200	Lennar Corporation(c)	75,072
800	Brunswick Corporation	30,072	2,800	Limited Brands, Inc.	66,248
3,500	Carnival Corporation	181,160	900	Liz Claiborne, Inc.	31,248
6,350	CBS Corporation	165,926	6,400	Lowe’s Companies, Inc.	406,720
1,100	Centex Corporation	78,529	1,400	Marriott International, Inc.	93,296
1,200	Circuit City Stores, Inc.	30,252	3,400	Mattel, Inc.	56,100
4,400	Clear Channel		700	Maytag Corporation(c)	12,054
	Communications, Inc.	128,788	10,500	McDonald’s Corporation	367,605
3,200	Coach, Inc.(b)	115,040	3,200	McGraw-Hill Companies, Inc.	163,328
17,887	Comcast Corporation(b)	497,616	400	Meredith Corporation(c)	21,904
600	Cooper Tire & Rubber Company(c)	8,994	1,300	New York Times Company(c)	36,790
2,300	D.R. Horton, Inc.	85,836	2,200	Newell Rubbermaid, Inc.(c)	52,008
1,300	Dana Corporation(c)	6,331	20,100	News Corporation	316,776
1,000	Darden Restaurants, Inc.	40,660	1,600	NIKE, Inc.	129,520
500	Dillard’s, Inc.	12,950	1,800	Nordstrom, Inc.	75,096
2,600	Dollar General Corporation	43,940	2,500	Office Depot, Inc.(b)	82,875
500	Dow Jones & Company, Inc.(c)	19,005	500	OfficeMax, Inc.	14,285
800	E.W. Scripps Company	38,672	1,500	Omnicom Group, Inc.	122,685
2,400	Eastman Kodak Company(c)	60,240	1,800	Pulte Homes, Inc.	71,820
1,300	Family Dollar Stores, Inc.(c)	31,135	1,200	RadioShack Corporation(c)	26,640
2,278	Federated Department Stores, Inc.	151,783	872	Sears Holdings Corporation(b,c)	105,896
15,300	Ford Motor Company(c)	131,274	1,000	Sherwin-Williams Company	52,900
1,200	Fortune Brands, Inc.	89,952	500	Snap-On, Inc.(c)	20,065
1,900	Gannett Company, Inc.	117,420	700	Stanley Works(c)	34,328
4,800	Gap, Inc.	86,832	6,050	Staples, Inc.	143,446
4,600	General Motors Corporation(c)	110,676	6,400	Starbucks Corporation(b)	202,880
1,400	Genuine Parts Company	59,542	1,800	Starwood Hotels & Resorts
1,400	Goodyear Tire & Rubber Company(b,c)	21,896		Worldwide, Inc.	109,458
2,800	H&R Block, Inc.	68,488	7,200	Target Corporation	394,200
2,200	Harley-Davidson, Inc.(c)	117,766	1,200	Tiffany & Company	45,240
500	Harman International Industries, Inc.	55,000	38,550	Time Warner, Inc.	675,782
1,500	Harrah’s Entertainment, Inc.	110,400	3,800	TJX Companies, Inc.	97,014
1,500	Hasbro, Inc.	31,800	2,200	Tribune Company	63,822
2,700	Hilton Hotels Corporation	67,311	1,900	Univision Communications, Inc.(b,c)	60,496
17,500	Home Depot, Inc.	709,625	800	VF Corporation	44,384
2,700	International Game Technology	96,606	6,350	Viacom, Inc.(b)	263,398
3,500	Interpublic Group of		15,900	Walt Disney Company	402,429
	Companies, Inc.(b,c)	35,350	1,000	Wendy’s International, Inc.	58,950

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary — continued			Energy (9.7%)
600	Whirlpool Corporation	$48,408	600	Amerada Hess Corporation	$92,880
2,400	Yum! Brands, Inc.	118,728	1,945	Anadarko Petroleum Corporation	209,710

	Total Consumer		2,722	Apache Corporation	205,593
	Discretionary	9,889,216	2,800	Baker Hughes, Inc.	216,832

			2,600	BJ Services Company	105,274
Consumer Staples (8.8%)			3,100	Burlington Resources, Inc.	282,906
650	Alberto-Culver Company	28,795	18,603	Chevron Corporation	1,104,646
3,000	Albertson’s, Inc.	75,450	11,496	ConocoPhillips	743,791
17,200	Altria Group, Inc.	1,244,248	3,600	Devon Energy Corporation	245,556
6,400	Anheuser-Busch Companies, Inc.	265,216	5,392	El Paso Corporation	72,576
5,496	Archer-Daniels-Midland Company	173,124	2,000	EOG Resources, Inc.	169,080
3,700	Avon Products, Inc.	104,784	51,500	Exxon Mobil Corporation	3,231,623
700	Brown-Forman Corporation	49,644	4,300	Halliburton Company	342,065
1,600	Campbell Soup Company	47,888	900	Kerr-McGee Corporation	99,351
1,300	Clorox Company	77,805	800	Kinder Morgan, Inc.	77,000
17,100	Coca-Cola Company	707,598	3,065	Marathon Oil Corporation	235,607
2,500	Coca-Cola Enterprises, Inc.	49,350	1,400	Murphy Oil Corporation	79,800
4,300	Colgate-Palmolive Company	236,027	1,300	Nabors Industries, Ltd.(b)	105,625
4,200	ConAgra Foods, Inc.(c)	87,066	1,500	National Oilwell Varco, Inc.(b)	114,105
1,600	Constellation Brands, Inc.(b)	42,704	1,100	Noble Corporation	88,484
3,900	Costco Wholesale Corporation	194,571	3,400	Occidental Petroleum Corporation	332,214
6,700	CVS Corporation	185,992	900	Rowan Companies, Inc.(c)	40,347
1,000	Estee Lauder Companies, Inc.(c)	36,470	4,800	Schlumberger, Ltd.	611,760
2,900	General Mills, Inc.	140,969	1,100	Sunoco, Inc.	104,720
2,800	H.J. Heinz Company	95,032	2,800	Transocean, Inc.(b)	227,220
1,400	Hershey Company	71,680	5,200	Valero Energy Corporation	324,636
2,200	Kellogg Company	94,380	2,800	Weatherford International, Ltd.(b)	125,384
3,900	Kimberly-Clark Corporation	222,768	4,700	Williams Companies, Inc.	112,048
5,900	Kroger Company(b)	108,560	3,100	XTO Energy, Inc.	152,148

1,200	McCormick & Company, Inc.	36,252		Total Energy	9,852,981

500	Molson Coors Brewing Company(c)	31,250
1,100	Pepsi Bottling Group, Inc.	31,900	Financials (19.6%)
13,690	PepsiCo, Inc.	782,794	2,700	ACE, Ltd.	147,825
27,710	Procter & Gamble Company	1,641,263	4,100	AFLAC, Inc.	192,495
700	Reynolds American, Inc.(c)	70,791	5,300	Allstate Corporation	275,865
3,700	Safeway, Inc.	86,728	950	Ambac Financial Group, Inc.(c)	72,970
6,200	Sara Lee Corporation	113,336	10,200	American Express Company	534,990
1,200	SUPERVALU, Inc.	38,316	21,444	American International
5,100	SYSCO Corporation	156,468		Group, Inc.	1,403,724
2,000	Tyson Foods, Inc.(c)	28,660	2,100	Ameriprise Financial, Inc.	85,449
1,400	UST, Inc.(c)	54,516	2,900	AmSouth Bancorporation	80,069
8,300	Walgreen Company	359,224	2,700	Aon Corporation	92,394
20,600	Wal-Mart Stores, Inc.	949,866	900	Apartment Investment &
1,200	Whole Foods Market, Inc.	88,644		Management Company	38,268
1,500	William Wrigley Jr. Company	95,940	1,700	Archstone-Smith Trust	79,662

	Total Consumer Staples	8,906,069	38,404	Bank of America Corporation	1,698,589

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Financials — continued			4,500	National City Corporation	$153,810
6,300	Bank of New York Company, Inc.	$200,403	3,900	North Fork Bancorporation, Inc.	100,308
4,400	BB&T Corporation	171,776	1,600	Northern Trust Corporation	83,536
900	Bear Stearns Companies, Inc.	113,814	1,500	Plum Creek Timber Company, Inc.	55,410
2,500	Capital One Financial Corporation	208,250	2,500	PNC Financial Services Group, Inc.	162,150
8,500	Charles Schwab Corporation	125,715	2,300	Principal Financial Group, Inc.	108,468
1,700	Chubb Corporation	160,395	1,700	Progressive Corporation	178,568
1,507	Cincinnati Financial Corporation	68,629	2,000	ProLogis Trust	102,440
1,600	CIT Group, Inc.	85,344	4,200	Prudential Financial, Inc.	316,428
41,806	Citigroup, Inc.	1,947,323	700	Public Storage, Inc.	50,799
1,400	Comerica, Inc.	77,658	3,701	Regions Financial Corporation(c)	122,799
1,100	Compass Bancshares, Inc.	53,592	1,100	SAFECO Corporation	57,475
5,000	Countrywide Financial Corporation	167,200	1,600	Simon Property Group, Inc.	132,544
3,300	E*TRADE Financial Corporation(b)	78,507	3,400	SLM Corporation	190,264
3,300	Equity Office Properties Trust	105,006	2,900	Sovereign Bancorp, Inc.	63,220
2,300	Equity Residential REIT	97,543	5,764	St. Paul Travelers Companies, Inc.	261,570
5,700	Federal Home Loan		2,800	State Street Corporation	169,288
	Mortgage Corporation	386,802	3,000	SunTrust Banks, Inc.	214,350
8,100	Federal National Mortgage		2,500	Synovus Financial Corporation	69,175
	Association	469,314	1,000	T. Rowe Price Group, Inc.	76,430
900	Federated Investors, Inc.	34,749	1,000	Torchmark Corporation	56,100
4,622	Fifth Third Bancorp(c)	173,649	15,018	U.S. Bancorp	449,188
1,100	First Horizon National Corporation(c)	41,657	2,400	UnumProvident Corporation(c)	48,792
1,300	Franklin Resources, Inc.	128,050	900	Vornado Realty Trust	79,506
3,100	Genworth Financial, Inc.	101,556	12,836	Wachovia Corporation	703,798
2,100	Golden West Financial Corporation	148,302	8,101	Washington Mutual, Inc.	342,845
3,700	Goldman Sachs Group, Inc.	522,625	13,800	Wells Fargo & Company	860,568
2,500	Hartford Financial Services		1,400	XL Capital, Ltd.	94,724
	Group, Inc.	205,575	900	Zions Bancorporation	71,163

1,910	Huntington Bancshares, Inc.	44,312		Total Financials	19,964,837

28,958	J.P. Morgan Chase & Company	1,151,080
1,700	Janus Capital Group, Inc.	35,513	Health Care (12.4%)
1,150	Jefferson-Pilot Corporation	67,080	12,800	Abbott Laboratories	552,320
3,300	KeyCorp	116,787	2,300	Aetna, Inc.	222,640
2,300	Lehman Brothers Holdings, Inc.	323,035	1,100	Allergan, Inc.	128,040
1,500	Lincoln National Corporation	81,795	1,800	AmerisourceBergen Corporation	78,552
1,100	Loews Corporation	108,559	10,136	Amgen, Inc.(b)	738,813
600	M&T Bank Corporation	64,980	1,500	Applera Corporation (Applied
4,500	Marsh & McLennan Companies, Inc.	136,755		Biosystems Group)	42,510
1,800	Marshall & Ilsley Corporation	75,492	500	Bausch & Lomb, Inc.	33,775
1,200	MBIA, Inc.	73,872	5,100	Baxter International, Inc.	187,935
3,400	Mellon Financial Corporation	119,918	2,100	Becton, Dickinson and Company	136,080
7,600	Merrill Lynch & Company, Inc.	570,532	2,790	Biogen Idec, Inc.(b)	124,852
6,200	MetLife, Inc.	310,992	1,975	Biomet, Inc.(c)	74,675
800	MGIC Investment Corporation(c)	52,808	4,900	Boston Scientific Corporation(b)	107,163
2,100	Moody’s Corporation	132,972	16,100	Bristol-Myers Squibb Company(c)	366,919
8,900	Morgan Stanley	546,905	900	C.R. Bard, Inc.	57,078

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Health Care — continued			Industrials (10.3%)
3,600	Cardinal Health, Inc.	$259,344	6,200	3M Company	$451,050
3,800	Caremark Rx, Inc.(b)	187,340	1,800	Allied Waste Industries, Inc.(b,c)	16,362
900	Chiron Corporation(b)	41,040	1,400	American Power Conversion
1,100	CIGNA Corporation	133,760		Corporation	33,180
1,350	Coventry Health Care, Inc.(b)	80,420	1,600	American Standard Companies, Inc.	57,600
9,400	Eli Lilly and Company	532,228	900	Avery Dennison Corporation(c)	53,766
1,200	Express Scripts, Inc.(b)	109,548	6,600	Boeing Company	450,846
1,000	Fisher Scientific International, Inc.(b)	66,870	3,000	Burlington Northern
2,800	Forest Laboratories, Inc.(b)	129,584		Santa Fe Corporation	240,360
2,200	Genzyme Corporation(b)	156,068	5,700	Caterpillar, Inc.	387,030
3,800	Gilead Sciences, Inc.(b)	231,306	8,400	Cendant Corporation	140,616
2,800	Guidant Corporation	206,080	1,100	Cintas Corporation	46,860
3,600	HCA, Inc.	176,688	700	Cooper Industries, Ltd.	57,155
2,100	Health Management		1,800	CSX Corporation	96,354
	Associates, Inc.(c)	44,142	400	Cummins, Inc.	38,920
1,350	Hospira, Inc.(b)	60,412	2,000	Danaher Corporation	113,280
1,400	Humana, Inc.(b)	78,078	1,900	Deere & Company	136,344
1,900	IMS Health, Inc.(c)	46,740	1,600	Dover Corporation	73,488
24,590	Johnson & Johnson	1,414,909	1,200	Eaton Corporation	79,440
1,933	King Pharmaceuticals, Inc.(b)	36,244	3,500	Emerson Electric Company	271,075
1,100	Laboratory Corporation of		1,100	Equifax, Inc.	42,152
	America Holdings(b)	64,515	2,600	FedEx Corporation	262,990
700	Manor Care, Inc.	27,370	800	Fluor Corporation	70,360
2,600	McKesson Corporation	137,800	1,700	General Dynamics Corporation	197,812
2,625	Medco Health Solutions, Inc.(b)	142,012	87,400	General Electric Company	2,862,350
2,100	MedImmune, Inc.(b)	71,652	1,000	Goodrich Corporation	39,370
10,000	Medtronic, Inc.	564,700	6,900	Honeywell International, Inc.	265,098
18,000	Merck & Company, Inc.	621,000	1,700	Illinois Tool Works, Inc.	143,293
500	Millipore Corporation(b)	34,390	2,700	Ingersoll-Rand Company	106,029
1,900	Mylan Laboratories, Inc.(c)	37,430	700	ITT Industries, Inc.	71,750
1,100	Patterson Companies, Inc.(b)	37,983	1,000	L-3 Communications Holdings, Inc.	81,020
1,000	PerkinElmer, Inc.	22,740	2,900	Lockheed Martin Corporation	196,185
60,940	Pfizer, Inc.	1,564,939	3,500	Masco Corporation	103,775
1,400	Quest Diagnostics, Inc.	69,202	1,000	Monster Worldwide, Inc.(b)	42,660
12,200	Schering-Plough Corporation	233,630	500	Navistar International
3,100	St. Jude Medical, Inc.(b)	152,303		Corporation(b,c)	13,600
2,400	Stryker Corporation	119,760	3,400	Norfolk Southern Corporation	169,456
3,800	Tenet Healthcare Corporation(b,c)	27,626	2,934	Northrop Grumman Corporation	182,289
1,300	Thermo Electron Corporation(b)	43,732	1,425	PACCAR, Inc.	99,180
11,200	UnitedHealth Group, Inc.	665,504	1,100	Pall Corporation(c)	31,680
1,000	Waters Corporation(b)	41,950	900	Parker-Hannifin Corporation	68,193
900	Watson Pharmaceuticals, Inc.(b,c)	29,781	1,900	Pitney Bowes, Inc.	81,206
5,400	WellPoint, Inc.(b)	414,720	1,700	R.R. Donnelley & Sons Company	55,420
11,100	Wyeth	513,375	3,600	Raytheon Company	147,492
2,040	Zimmer Holdings, Inc.(b)	140,658	1,400	Robert Half International, Inc.	51,142

	Total Health Care	12,620,925	1,500	Rockwell Automation, Inc.	99,105

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Industrials — continued			3,299	Freescale Semiconductor, Inc.(b)	$83,300
1,500	Rockwell Collins, Inc.	$70,380	2,100	Gateway, Inc.(b,c)	5,712
600	Ryder System, Inc.	26,820	23,641	Hewlett-Packard Company	737,126
5,800	Southwest Airlines Company	95,468	49,900	Intel Corporation	1,061,373
1,100	Textron, Inc.	92,906	13,000	International Business
16,638	Tyco International, Ltd.	433,420		Machines Corporation	1,056,900
2,200	Union Pacific Corporation	194,612	1,500	Intuit, Inc.(b)	78,495
9,100	United Parcel Service, Inc.	681,681	1,400	Jabil Circuit, Inc.(b)	56,560
8,400	United Technologies Corporation	490,308	13,600	JDS Uniphase Corporation(b,c)	42,568
700	W.W. Grainger, Inc.	49,651	1,600	KLA-Tencor Corporation	83,168
4,500	Waste Management, Inc.	142,110	1,000	Lexmark International, Inc.(b,c)	48,570

	Total Industrials	10,504,689	2,500	Linear Technology Corporation	93,025

			3,200	LSI Logic Corporation(b)	29,280
Information Technology (14.7%)			36,700	Lucent Technologies, Inc.(b,c)	96,888
914	ADC Telecommunications, Inc.(b,c)	23,179	2,800	Maxim Integrated Products, Inc.	114,912
4,900	Adobe Systems, Inc.	194,628	5,100	Micron Technology, Inc.(b,c)	74,868
3,400	Advanced Micro Devices, Inc.(b)	142,324	75,700	Microsoft Corporation	2,130,955
1,000	Affiliated Computer Services, Inc.(b,c)	62,600	1,100	Molex, Inc.(c)	33,275
3,500	Agilent Technologies, Inc.(b)	118,685	20,700	Motorola, Inc.	470,097
3,000	Altera Corporation(b)	57,930	2,800	National Semiconductor Corporation	78,988
3,000	Analog Devices, Inc.	119,310	1,600	NCR Corporation(b)	59,440
1,300	Andrew Corporation(b,c)	16,861	3,000	Network Appliance, Inc.(b)	93,600
6,900	Apple Computer, Inc.(b)	521,019	3,100	Novell, Inc.(b)	30,194
13,400	Applied Materials, Inc.	255,270	1,200	Novellus Systems, Inc.(b)	34,020
2,500	Applied Micro Circuits Corporation(b)	8,225	1,400	NVIDIA Corporation(b)	62,944
2,000	Autodesk, Inc.	81,180	31,100	Oracle Corporation(b)	390,927
4,700	Automatic Data Processing, Inc.	206,518	2,200	Parametric Technology
3,425	Avaya, Inc.(b,c)	36,134		Corporation(b,c)	13,772
1,700	BMC Software, Inc.(b)	37,570	2,800	Paychex, Inc.	101,780
2,400	Broadcom Corporation(b)	163,680	1,500	PMC-Sierra, Inc.(b,c)	14,190
4,700	CIENA Corporation(b,c)	18,800	600	QLogic Corporation(b,c)	23,802
50,800	Cisco Systems, Inc.(b)	943,356	13,600	QUALCOMM, Inc.	652,256
1,400	Citrix Systems, Inc.(b)	43,176	1,000	Sabre Holdings Corporation(c)	24,500
3,700	Computer Associates		4,400	Sanmina-SCI Corporation(b)	18,524
	International, Inc.	101,010	1,300	Scientific-Atlanta, Inc.	55,588
1,600	Computer Sciences Corporation(b)	81,120	4,300	Siebel Systems, Inc.	45,623
3,300	Compuware Corporation(b)	27,192	7,500	Solectron Corporation(b)	28,650
1,700	Comverse Technology, Inc.(b)	46,563	28,200	Sun Microsystems, Inc.(b)	126,900
1,200	Convergys Corporation(b)	20,640	8,947	Symantec Corporation(b)	164,446
12,600	Corning, Inc.(b)	306,810	1,984	Symbol Technologies, Inc.	24,502
19,400	Dell, Inc.(b)	568,614	700	Tektronix, Inc.	20,650
9,400	eBay, Inc.(b)	405,140	3,700	Tellabs, Inc.(b)	47,323
2,500	Electronic Arts, Inc.(b)	136,450	1,600	Teradyne, Inc.(b,c)	27,872
4,300	Electronic Data Systems Corporation	108,317	13,300	Texas Instruments, Inc.	388,759
19,700	EMC Corporation(b)	263,980	2,800	Unisys Corporation(b,c)	18,732
6,403	First Data Corporation	288,775	2,200	VeriSign, Inc.(b)	52,250
1,450	Fiserv, Inc.(b)	63,771	7,900	Xerox Corporation(b)	113,049

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Information Technology — continued			1,000	CenturyTel, Inc.	$33,300
2,800	Xilinx, Inc.	$78,848	2,700	Citizens Communications Company	33,129
10,400	Yahoo!, Inc.(b)	357,136	12,700	Qwest Communications

	Total Information			International, Inc.(b,c)	76,454
	Technology	14,915,164	24,368	Sprint Nextel Corporation	557,784

			24,100	Verizon Communications, Inc.	763,006

Materials (2.9%)				Total Telecommunications
1,900	Air Products and Chemicals, Inc.	117,211		Services	2,926,980

7,200	Alcoa, Inc.	226,800
800	Allegheny Technologies, Inc.(c)	41,480	Utilities (3.2%)
500	Ashland, Inc.(c)	32,960	5,500	AES Corporation(b)	93,720
800	Ball Corporation	32,400	1,300	Allegheny Energy, Inc.(b)	45,227
900	Bemis Company, Inc.	27,468	1,600	Ameren Corporation(c)	81,216
8,083	Dow Chemical Company	341,911	3,300	American Electric Power
7,700	E.I. du Pont de Nemours			Company, Inc.	123,156
	and Company	301,455	2,500	CenterPoint Energy, Inc.(c)	31,950
700	Eastman Chemical Company	33,747	1,700	Cinergy Corporation	73,865
1,500	Ecolab, Inc.(c)	53,715	1,800	CMS Energy Corporation(b,c)	26,046
1,000	Engelhard Corporation	40,300	2,000	Consolidated Edison, Inc.(c)	94,020
1,600	Freeport-McMoRan Copper &		1,500	Constellation Energy Group, Inc.	87,405
	Gold, Inc.	102,800	2,900	Dominion Resources, Inc.	219,037
1,000	Hercules, Inc.(b)	11,710	1,500	DTE Energy Company	63,300
700	International Flavors &		7,700	Duke Energy Corporation	218,295
	Fragrances, Inc.(c)	23,072	2,400	Dynegy, Inc.(b,c)	13,200
4,000	International Paper Company	130,520	2,700	Edison International, Inc.	118,314
800	Louisiana-Pacific Corporation	23,560	1,700	Entergy Corporation	118,167
1,591	MeadWestvaco Corporation	42,464	5,550	Exelon Corporation	318,681
2,284	Monsanto Company	193,249	2,800	FirstEnergy Corporation	140,280
3,600	Newmont Mining Corporation	222,480	3,200	FPL Group, Inc.	133,728
1,300	Nucor Corporation	109,499	1,500	KeySpan Corporation(c)	53,880
1,100	Pactiv Corporation(b)	24,464	400	Nicor, Inc.(c)	16,360
900	Phelps Dodge Corporation	144,450	2,237	NiSource, Inc.(c)	45,926
1,400	PPG Industries, Inc.	83,300	400	Peoples Energy Corporation(c)	14,888
2,700	Praxair, Inc.	142,236	2,900	PG&E Corporation	108,199
1,200	Rohm and Haas Company	61,080	1,000	Pinnacle West Capital Corporation(c)	42,610
700	Sealed Air Corporation(b)	38,689	3,200	PPL Corporation	96,416
600	Sigma-Aldrich Corporation(c)	38,928	2,027	Progress Energy, Inc.	88,418
900	Temple-Inland, Inc.	42,210	2,100	Public Service Enterprise Group, Inc.	146,202
1,000	United States Steel Corporation(c)	59,750	2,100	Sempra Energy	100,905
900	Vulcan Materials Company	64,692	6,100	Southern Company(c)	212,280
2,000	Weyerhaeuser Company	139,520	1,800	TECO Energy, Inc.(c)	30,744

	Total Materials	2,948,120	3,900	TXU Corporation	197,496

			3,255	Xcel Energy, Inc.	63,212

Telecommunications Services (2.9%)				Total Utilities	3,217,143

3,200	ALLTEL Corporation	192,096

32,246	AT&T, Inc.	836,784		Total Common Stock
15,100	BellSouth Corporation	434,427		(cost $87,054,642)	95,746,124

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (4.1%)	Interest Rate(d)	Maturity Date	Value

4,158,565	Thrivent Financial Securities Lending Trust	4.460%	N/A	$4,158,565

	Total Collateral Held for Securities Loaned
	(cost $4,158,565)			4,158,565

Shares	Short-Term Investments (1.7%)	Interest Rate(d)	Maturity Date	Value

1,752,313	Thrivent Money Market Fund(e)	4.110%	N/A	$1,752,313

	Total Short-Term Investments (at amortized cost)			1,752,313

	Total Investments (cost $92,965,520)			$101,657,002

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At January 31, 2006, $81,900 in cash was pledged as the initial margin deposit for open financial futures contacts. In addition, $7,752,313 of Short-Term Investments were earmarked as collateral to cover open financial futures contract as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini Futures	28	March 2006	Long	$1,797,040	$1,793,254	$3,786

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $16,419,423 and $(7,727,941), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Index Fund-I
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Consumer Discretionary (10.2%)			556	J.C. Penney Company, Inc.
800	Amazon.com, Inc.(b)	$35,856		(Holding Company)	$31,025
355	Apollo Group, Inc.(b)	19,763	504	Johnson Controls, Inc.	34,897
508	AutoNation, Inc.(b)	11,323	354	Jones Apparel Group, Inc.	11,073
152	AutoZone, Inc.(b)	14,858	200	KB Home	15,240
857	Bed Bath & Beyond, Inc.(b)	32,060	101	Knight-Ridder, Inc.(c)	6,287
1,141	Best Buy Company, Inc.	57,803	958	Kohl’s Corporation(b)	42,526
302	Big Lots, Inc.(b)	4,038	504	Leggett & Platt, Inc.	12,408
201	Black & Decker Corporation	17,346	400	Lennar Corporation	25,024
302	Brunswick Corporation	11,352	864	Limited Brands, Inc.	20,442
1,165	Carnival Corporation	60,300	303	Liz Claiborne, Inc.	10,520
2,111	CBS Corporation	55,160	1,974	Lowe’s Companies, Inc.	125,448
402	Centex Corporation	28,699	355	Marriott International, Inc.	23,657
354	Circuit City Stores, Inc.	8,924	962	Mattel, Inc.	15,873
1,515	Clear Channel Communications, Inc.	44,344	250	Maytag Corporation(c)	4,305
900	Coach, Inc.(b)	32,355	3,285	McDonald’s Corporation	115,008
5,616	Comcast Corporation(b)	156,237	1,008	McGraw-Hill Companies, Inc.	51,448
251	Cooper Tire & Rubber Company(c)	3,762	100	Meredith Corporation	5,476
800	D.R. Horton, Inc.	29,856	354	New York Times Company(c)	10,018
304	Dana Corporation(c)	1,480	756	Newell Rubbermaid, Inc.	17,872
380	Darden Restaurants, Inc.	15,451	6,300	News Corporation	99,288
201	Dillard’s, Inc.	5,206	557	NIKE, Inc.	45,089
871	Dollar General Corporation	14,720	604	Nordstrom, Inc.	25,199
200	Dow Jones & Company, Inc.(c)	7,602	907	Office Depot, Inc.(b)	30,067
200	E.W. Scripps Company	9,668	201	OfficeMax, Inc.	5,743
658	Eastman Kodak Company(c)	16,516	503	Omnicom Group, Inc.	41,140
505	Family Dollar Stores, Inc.	12,095	604	Pulte Homes, Inc.	24,100
769	Federated Department Stores, Inc.	51,238	403	RadioShack Corporation	8,947
4,954	Ford Motor Company(c)	42,505	275	Sears Holdings Corporation(b)	33,396
454	Fortune Brands, Inc.	34,032	353	Sherwin-Williams Company	18,674
704	Gannett Company, Inc.	43,507	200	Snap-On, Inc.	8,026
1,574	Gap, Inc.	28,474	201	Stanley Works	9,857
1,465	General Motors Corporation(c)	35,248	1,918	Staples, Inc.	45,476
554	Genuine Parts Company	23,562	2,020	Starbucks Corporation(b)	64,034
503	Goodyear Tire & Rubber Company(b,c)	7,867	606	Starwood Hotels & Resorts
910	H&R Block, Inc.	22,259		Worldwide, Inc.	36,851
808	Harley-Davidson, Inc.	43,252	2,228	Target Corporation	121,983
200	Harman International Industries, Inc.	22,000	404	Tiffany & Company	15,231
502	Harrah’s Entertainment, Inc.	36,947	12,186	Time Warner, Inc.	213,621
404	Hasbro, Inc.	8,565	1,116	TJX Companies, Inc.	28,491
861	Hilton Hotels Corporation	21,465	606	Tribune Company	17,580
5,567	Home Depot, Inc.	225,742	506	Univision Communications, Inc.(b)	16,111
808	International Game Technology	28,910	202	VF Corporation	11,207
1,060	Interpublic Group of		2,111	Viacom, Inc.(b)	87,564
	Companies, Inc.(b,c)	10,706	5,011	Walt Disney Company	126,828
			302	Wendy’s International, Inc.	17,803

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Consumer Discretionary — continued			Energy (9.9%)
151	Whirlpool Corporation	$12,183	151	Amerada Hess Corporation	$23,375
659	Yum! Brands, Inc.	32,601	620	Anadarko Petroleum Corporation	66,848

	Total Consumer		846	Apache Corporation	63,898
	Discretionary	3,168,690	808	Baker Hughes, Inc.	62,572

			910	BJ Services Company	36,846
Consumer Staples (9.0%)			910	Burlington Resources, Inc.	83,047
101	Alberto-Culver Company	4,474	5,814	Chevron Corporation	345,235
859	Albertson’s, Inc.	21,604	3,624	ConocoPhillips	234,473
5,409	Altria Group, Inc.	391,287	1,212	Devon Energy Corporation	82,671
2,025	Anheuser-Busch Companies, Inc.	83,916	1,675	El Paso Corporation(c)	22,546
1,738	Archer-Daniels-Midland Company	54,747	606	EOG Resources, Inc.	51,231
1,212	Avon Products, Inc.	34,324	16,305	Exxon Mobil Corporation	1,023,137
200	Brown-Forman Corporation	14,184	1,262	Halliburton Company	100,392
460	Campbell Soup Company	13,768	251	Kerr-McGee Corporation	27,708
405	Clorox Company	24,239	253	Kinder Morgan, Inc.	24,351
5,423	Coca-Cola Company	224,404	866	Marathon Oil Corporation	66,569
811	Coca-Cola Enterprises, Inc.	16,009	500	Murphy Oil Corporation	28,500
1,365	Colgate-Palmolive Company	74,925	353	Nabors Industries, Ltd.(b)	28,681
1,312	ConAgra Foods, Inc.	27,198	500	National Oilwell Varco, Inc.(b)	38,035
500	Constellation Brands, Inc.(b)	13,345	404	Noble Corporation	32,498
1,161	Costco Wholesale Corporation	57,922	1,061	Occidental Petroleum Corporation	103,670
2,120	CVS Corporation	58,851	301	Rowan Companies, Inc.	13,494
300	Estee Lauder Companies, Inc.(c)	10,941	1,515	Schlumberger, Ltd.	193,087
860	General Mills, Inc.	41,805	402	Sunoco, Inc.	38,270
859	H.J. Heinz Company	29,154	957	Transocean, Inc.(b)	77,661
504	Hershey Company	25,805	1,600	Valero Energy Corporation	99,888
660	Kellogg Company	28,314	900	Weatherford International, Ltd.(b)	40,302
1,164	Kimberly-Clark Corporation	66,488	1,563	Williams Companies, Inc.	37,262
1,872	Kroger Company(b)	34,445	1,033	XTO Energy, Inc.	50,700

404	McCormick & Company, Inc.	12,205		Total Energy	3,096,947

150	Molson Coors Brewing Company	9,375
408	Pepsi Bottling Group, Inc.	11,832	Financials (20.4%)
4,297	PepsiCo, Inc.	245,702	857	ACE, Ltd.	46,921
8,792	Procter & Gamble Company	520,750	1,163	AFLAC, Inc.	54,603
202	Reynolds American, Inc.(c)	20,428	1,670	Allstate Corporation	86,924
1,261	Safeway, Inc.	29,558	203	Ambac Financial Group, Inc.	15,592
1,922	Sara Lee Corporation	35,134	3,188	American Express Company	167,211
352	SUPERVALU, Inc.	11,239	6,727	American International Group, Inc.	440,349
1,568	SYSCO Corporation	48,106	677	Ameriprise Financial, Inc.	27,547
700	Tyson Foods, Inc.	10,031	859	AmSouth Bancorporation	23,717
503	UST, Inc.(c)	19,587	807	Aon Corporation	27,616
2,729	Walgreen Company	118,111	253	Apartment Investment
6,482	Wal-Mart Stores, Inc.	298,885		& Management Company	10,758
400	Whole Foods Market, Inc.	29,548	500	Archstone-Smith Trust	23,430
505	William Wrigley Jr. Company	32,300	12,145	Bank of America Corporation	537,154

	Total Consumer Staples	2,804,940	2,072	Bank of New York Company, Inc.	65,910

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Financials — continued			1,157	North Fork Bancorporation, Inc.	$29,758
1,412	BB&T Corporation	$55,124	504	Northern Trust Corporation	26,314
252	Bear Stearns Companies, Inc.	31,868	556	Plum Creek Timber Company, Inc.	20,539
805	Capital One Financial Corporation	67,056	855	PNC Financial Services Group, Inc.	55,455
2,687	Charles Schwab Corporation	39,741	660	Principal Financial Group, Inc.	31,126
553	Chubb Corporation	52,176	606	Progressive Corporation	63,654
450	Cincinnati Financial Corporation	20,493	700	ProLogis Trust	35,854
600	CIT Group, Inc.	32,004	1,267	Prudential Financial, Inc.	95,456
13,260	Citigroup, Inc.	617,651	300	Public Storage, Inc.	21,771
453	Comerica, Inc.	25,128	1,123	Regions Financial Corporation(c)	37,261
300	Compass Bancshares, Inc.	14,616	402	SAFECO Corporation	21,004
1,506	Countrywide Financial Corporation	50,361	455	Simon Property Group, Inc.	37,692
1,100	E*TRADE Financial Corporation(b)	26,169	1,062	SLM Corporation	59,430
1,012	Equity Office Properties Trust	32,202	1,000	Sovereign Bancorp, Inc.	21,800
658	Equity Residential REIT	27,906	1,853	St. Paul Travelers Companies, Inc.	84,089
1,819	Federal Home Loan		908	State Street Corporation	54,898
	Mortgage Corporation	123,437	956	SunTrust Banks, Inc.	68,306
2,528	Federal National		908	Synovus Financial Corporation	25,124
	Mortgage Association	146,472	351	T. Rowe Price Group, Inc.	26,827
303	Federated Investors, Inc.	11,699	352	Torchmark Corporation	19,747
1,407	Fifth Third Bancorp	52,861	4,869	U.S. Bancorp	145,632
354	First Horizon National Corporation(c)	13,406	857	UnumProvident Corporation(c)	17,423
455	Franklin Resources, Inc.	44,818	400	Vornado Realty Trust	35,336
1,000	Genworth Financial, Inc.	32,760	3,991	Wachovia Corporation	218,827
706	Golden West Financial Corporation	49,858	2,600	Washington Mutual, Inc.	110,032
1,213	Goldman Sachs Group, Inc.	171,336	4,348	Wells Fargo & Company	271,141
856	Hartford Financial Services		404	XL Capital, Ltd.	27,335
	Group, Inc.	70,389	252	Zions Bancorporation	19,926

526	Huntington Bancshares, Inc.	12,203		Total Financials	6,350,435

9,178	J.P. Morgan Chase & Company	364,826
606	Janus Capital Group, Inc.	12,659	Health Care (12.8%)
430	Jefferson-Pilot Corporation	25,082	3,896	Abbott Laboratories	168,112
1,110	KeyCorp	39,283	606	Aetna, Inc.	58,661
605	Lehman Brothers Holdings, Inc.	84,972	203	Allergan, Inc.	23,629
553	Lincoln National Corporation	30,155	504	AmerisourceBergen Corporation	21,995
354	Loews Corporation	34,936	3,307	Amgen, Inc.(b)	241,047
200	M&T Bank Corporation	21,660	454	Applera Corporation
1,366	Marsh & McLennan Companies, Inc.	41,513		(Applied Biosystems Group)	12,866
506	Marshall & Ilsley Corporation	21,222	201	Bausch & Lomb, Inc.	13,578
429	MBIA, Inc.	26,409	1,569	Baxter International, Inc.	57,818
1,161	Mellon Financial Corporation	40,948	706	Becton, Dickinson and Company	45,749
2,378	Merrill Lynch & Company, Inc.	178,516	805	Biogen Idec, Inc.(b)	36,024
2,070	MetLife, Inc.	103,831	744	Biomet, Inc.	28,131
251	MGIC Investment Corporation	16,569	1,622	Boston Scientific Corporation(b)	35,473
706	Moody’s Corporation	44,704	5,056	Bristol-Myers Squibb Company	115,226
2,931	Morgan Stanley	180,110	302	C.R. Bard, Inc.	19,153
1,516	National City Corporation	51,817	1,037	Cardinal Health, Inc.	74,705

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Health Care — continued			Industrials (10.7%)
1,100	Caremark Rx, Inc.(b)	$54,230	2,024	3M Company	$147,246
304	Chiron Corporation(b)	13,862	554	Allied Waste Industries, Inc.(b,c)	5,036
404	CIGNA Corporation	49,126	405	American Power
450	Coventry Health Care, Inc.(b)	26,806		Conversion Corporation	9,598
3,083	Eli Lilly and Company	174,559	456	American Standard Companies, Inc.	16,416
400	Express Scripts, Inc.(b)	36,516	302	Avery Dennison Corporation	18,041
300	Fisher Scientific		2,074	Boeing Company	141,675
	International, Inc.(b)	20,061	1,058	Burlington Northern
912	Forest Laboratories, Inc.(b)	42,207		Santa Fe Corporation	84,767
706	Genzyme Corporation(b)	50,084	1,718	Caterpillar, Inc.	116,652
1,300	Gilead Sciences, Inc.(b)	79,131	2,629	Cendant Corporation	44,009
906	Guidant Corporation	66,682	405	Cintas Corporation	17,253
1,063	HCA, Inc.	52,172	252	Cooper Industries, Ltd.	20,576
657	Health Management		654	CSX Corporation	35,009
	Associates, Inc.(c)	13,810	150	Cummins, Inc.	14,595
409	Hospira, Inc.(b)	18,303	704	Danaher Corporation	39,875
454	Humana, Inc.(b)	25,320	655	Deere & Company	47,003
654	IMS Health, Inc.(c)	16,088	554	Dover Corporation	25,445
7,735	Johnson & Johnson	445,072	404	Eaton Corporation	26,745
673	King Pharmaceuticals, Inc.(b)	12,619	1,061	Emerson Electric Company	82,174
400	Laboratory Corporation of		403	Equifax, Inc.	15,443
	America Holdings(b,c)	23,460	707	FedEx Corporation	71,513
251	Manor Care, Inc.	9,814	202	Fluor Corporation	17,766
856	McKesson Corporation	45,368	554	General Dynamics Corporation	64,463
841	Medco Health Solutions, Inc.(b)	45,498	27,750	General Electric Company(d)	908,812
707	MedImmune, Inc.(b)	24,123	301	Goodrich Corporation	11,850
3,134	Medtronic, Inc.	176,977	2,124	Honeywell International, Inc.	81,604
5,717	Merck & Company, Inc.	197,236	507	Illinois Tool Works, Inc.	42,735
150	Millipore Corporation(b)	10,317	808	Ingersoll-Rand Company	31,730
600	Mylan Laboratories, Inc.	11,820	252	ITT Industries, Inc.	25,830
400	Patterson Companies, Inc.(b)	13,812	300	L-3 Communications Holdings, Inc.	24,306
352	PerkinElmer, Inc.	8,004	862	Lockheed Martin Corporation	58,314
19,381	Pfizer, Inc.	497,704	1,061	Masco Corporation	31,459
406	Quest Diagnostics, Inc.	20,069	301	Monster Worldwide, Inc.(b)	12,841
3,943	Schering-Plough Corporation	75,508	150	Navistar International Corporation(b)	4,080
1,012	St. Jude Medical, Inc.(b)	49,720	1,110	Norfolk Southern Corporation	55,322
808	Stryker Corporation	40,319	846	Northrop Grumman Corporation	52,562
1,190	Tenet Healthcare Corporation(b)	8,651	443	PACCAR, Inc.	30,833
454	Thermo Electron Corporation(b)	15,273	251	Pall Corporation	7,229
3,532	UnitedHealth Group, Inc.	209,871	352	Parker-Hannifin Corporation	26,671
354	Waters Corporation(b)	14,850	655	Pitney Bowes, Inc.	27,995
301	Watson Pharmaceuticals, Inc.(b)	9,960	601	R.R. Donnelley & Sons Company	19,593
1,820	WellPoint, Inc.(b)	139,776	1,259	Raytheon Company	51,581
3,439	Wyeth	159,054	405	Robert Half International, Inc.	14,795
739	Zimmer Holdings, Inc.(b)	50,954	454	Rockwell Automation, Inc.	29,996

	Total Health Care	4,006,953	454	Rockwell Collins, Inc.	21,302

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Industrials — continued			1,123	Freescale Semiconductor, Inc.(b)	$28,356
200	Ryder System, Inc.	$8,940	657	Gateway, Inc.(b,c)	1,787
1,795	Southwest Airlines Company	29,546	7,507	Hewlett-Packard Company	234,068
402	Textron, Inc.	33,953	15,849	Intel Corporation	337,108
5,261	Tyco International, Ltd.	137,049	4,248	International Business
756	Union Pacific Corporation	66,876		Machines Corporation	345,362
2,884	United Parcel Service, Inc.	216,040	555	Intuit, Inc.(b)	29,043
2,622	United Technologies Corporation	153,046	505	Jabil Circuit, Inc.(b)	20,402
252	W.W. Grainger, Inc.	17,874	4,341	JDS Uniphase Corporation(b,c)	13,587
1,464	Waste Management, Inc.	46,233	604	KLA-Tencor Corporation	31,396

	Total Industrials	3,342,297	351	Lexmark International, Inc.(b)	17,048

			857	Linear Technology Corporation	31,889
Information Technology (15.2%)			1,108	LSI Logic Corporation(b)	10,138
238	ADC Telecommunications, Inc.(b,c)	6,036	11,616	Lucent Technologies, Inc.(b,c)	30,666
1,410	Adobe Systems, Inc.	56,005	959	Maxim Integrated Products, Inc.	39,357
1,007	Advanced Micro Devices, Inc.(b)	42,153	1,566	Micron Technology, Inc.(b,c)	22,989
200	Affiliated Computer Services, Inc.(b,c)	12,520	24,025	Microsoft Corporation	676,304
1,051	Agilent Technologies, Inc.(b)	35,639	367	Molex, Inc.	11,102
959	Altera Corporation(b)	18,518	6,451	Motorola, Inc.	146,502
910	Analog Devices, Inc.	36,191	808	National Semiconductor Corporation	22,794
351	Andrew Corporation(b)	4,552	502	NCR Corporation(b)	18,649
2,220	Apple Computer, Inc.(b)	167,632	1,008	Network Appliance, Inc.(b)	31,450
4,202	Applied Materials, Inc.	80,048	909	Novell, Inc.(b)	8,854
758	Applied Micro Circuits Corporation(b,c)	2,494	253	Novellus Systems, Inc.(b)	7,173
604	Autodesk, Inc.	24,516	455	NVIDIA Corporation(b)	20,457
1,565	Automatic Data Processing, Inc.	68,766	9,857	Oracle Corporation(b)	123,902
1,018	Avaya, Inc.(b)	10,740	706	Parametric Technology Corporation(b)	4,420
607	BMC Software, Inc.(b)	13,415	785	Paychex, Inc.	28,535
755	Broadcom Corporation(b)	51,491	404	PMC-Sierra, Inc.(b,c)	3,822
1,460	CIENA Corporation(b)	5,840	251	QLogic Corporation(b)	9,957
16,114	Cisco Systems, Inc.(b)	299,237	4,242	QUALCOMM, Inc.	203,446
503	Citrix Systems, Inc.(b)	15,513	389	Sabre Holdings Corporation	9,530
1,265	Computer Associates		1,313	Sanmina-SCI Corporation(b)	5,528
	International, Inc.	34,534	453	Scientific-Atlanta, Inc.	19,370
504	Computer Sciences Corporation(b)	25,553	1,462	Siebel Systems, Inc.	15,512
959	Compuware Corporation(b)	7,902	2,472	Solectron Corporation(b)	9,443
554	Comverse Technology, Inc.(b)	15,174	8,996	Sun Microsystems, Inc.(b)	40,482
304	Convergys Corporation(b)	5,229	2,836	Symantec Corporation(b)	52,126
4,033	Corning, Inc.(b)	98,204	686	Symbol Technologies, Inc.	8,472
6,176	Dell, Inc.(b)	181,019	301	Tektronix, Inc.	8,880
3,032	eBay, Inc.(b)	130,679	1,160	Tellabs, Inc.(b)	14,836
708	Electronic Arts, Inc.(b)	38,643	554	Teradyne, Inc.(b)	9,651
1,412	Electronic Data Systems Corporation	35,568	4,298	Texas Instruments, Inc.	125,631
6,215	EMC Corporation(b)	83,281	957	Unisys Corporation(b)	6,402
1,965	First Data Corporation	88,622	700	VeriSign, Inc.(b)	16,625
580	Fiserv, Inc.(b)	25,508	2,471	Xerox Corporation(b)	35,360

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (97.5%)	Value	Shares	Common Stock (97.5%)	Value

Information Technology — continued			404	CenturyTel, Inc.	$13,453
1,006	Xilinx, Inc.	$28,329	807	Citizens Communications Company 9,902
3,228	Yahoo!, Inc.(b)	110,850	4,036	Qwest Communications

	Total Information			International, Inc.(b,c)	24,297
	Technology	4,748,812	7,741	Sprint Nextel Corporation	177,191

			7,674	Verizon Communications, Inc.	242,959

Materials (3.0%)				Total Telecommunications
456	Air Products and Chemicals, Inc.	28,131		Services	927,619

2,286	Alcoa, Inc.	72,009
151	Allegheny Technologies, Inc.(c)	7,829	Utilities (3.3%)
151	Ashland, Inc.	9,954	1,564	AES Corporation(b)	26,651
302	Ball Corporation	12,231	352	Allegheny Energy, Inc.(b)	12,246
302	Bemis Company, Inc.	9,217	503	Ameren Corporation	25,532
2,518	Dow Chemical Company	106,511	1,029	American Electric Power
2,429	E.I. du Pont de Nemours			Company, Inc.	38,402
	and Company	95,095	906	CenterPoint Energy, Inc.(c)	11,579
201	Eastman Chemical Company	9,690	603	Cinergy Corporation	26,200
504	Ecolab, Inc.	18,048	602	CMS Energy Corporation(b)	8,711
352	Engelhard Corporation	14,186	657	Consolidated Edison, Inc.(c)	30,886
503	Freeport-McMoRan Copper &		503	Constellation Energy Group, Inc.	29,310
	Gold, Inc.	32,318	929	Dominion Resources, Inc.(d)	70,167
352	Hercules, Inc.(b)	4,122	503	DTE Energy Company	21,227
151	International Flavors &		2,524	Duke Energy Corporation(d)	71,555
	Fragrances, Inc.	4,977	709	Dynegy, Inc.(b,c)	3,900
1,219	International Paper Company	39,776	758	Edison International, Inc.	33,216
251	Louisiana-Pacific Corporation	7,392	606	Entergy Corporation	42,123
496	MeadWestvaco Corporation	13,238	1,764	Exelon Corporation	101,289
623	Monsanto Company	52,712	958	FirstEnergy Corporation	47,996
1,260	Newmont Mining Corporation	77,868	1,106	FPL Group, Inc.	46,220
502	Nucor Corporation	42,283	554	KeySpan Corporation	19,900
454	Pactiv Corporation(b)	10,097	50	Nicor, Inc.(c)	2,045
301	Phelps Dodge Corporation	48,310	775	NiSource, Inc.	15,911
504	PPG Industries, Inc.	29,988	150	Peoples Energy Corporation(c)	5,583
908	Praxair, Inc.	47,833	860	PG&E Corporation	32,087
306	Rohm and Haas Company	15,575	301	Pinnacle West Capital Corporation	12,826
201	Sealed Air Corporation(b)	11,109	1,006	PPL Corporation	30,311
251	Sigma-Aldrich Corporation(c)	16,285	682	Progress Energy, Inc.	29,749
202	Temple-Inland, Inc.	9,474	706	Public Service Enterprise Group, Inc.	49,152
351	United States Steel Corporation	20,972	659	Sempra Energy	31,665
251	Vulcan Materials Company	18,042	1,970	Southern Company	68,556
705	Weyerhaeuser Company	49,181	604	TECO Energy, Inc.	10,316

	Total Materials	934,453	1,314	TXU Corporation	66,541

			1,114	Xcel Energy, Inc.(c)	21,634

Telecommunications Services (3.0%)				Total Utilities	1,043,486

957	ALLTEL Corporation	57,449

10,124	AT&T, Inc.	262,718		Total Common Stock
4,854	BellSouth Corporation	139,650		(cost $28,287,436)	30,424,632

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (1.8%)	Interest Rate(e)	Maturity Date	Value

550,671	Thrivent Financial Securities Lending Trust	4.460%	N/A	$550,671

	Total Collateral Held for Securities Loaned
	(cost $550,671)			550,671

Shares	Short-Term Investments (0.7%)	Interest Rate(e)	Maturity Date	Value

204,905	Thrivent Money Market Fund(d)	4.110%	N/A	$204,905

	Total Short-Term Investments (at amortized cost)			204,905

	Total Investments (cost $29,043,012)			$31,180,208

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At January 31, 2006, $59,850 in cash was pledged as the initial margin deposit for open financial futures contacts. In addition, 929 shares of Dominion Resources, Inc., 2,524 shares of Duke Energy Corporation and 27,750 shares of General Electric Company common stock valued at $70,167, $71,555 and $908,812, respectively, and $204,905 of Short-Term Investments were earmarked as collateral to cover open financial futures contract as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 500 Mini Futures	19	March 2006	Long	$1,219,420	$1,222,652	$3,232

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $5,912,965 and $(3,775,769), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Balanced Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (55.6%)	Value	Shares	Common Stock (55.6%)	Value

Consumer Discretionary (6.5%)			Consumer Staples (4.1%)
3,800	Apollo Group, Inc.(b)	$211,546	14,600	Alberto-Culver Company	$646,780
30,000	Best Buy Company, Inc.	1,519,800	42,900	Altria Group, Inc.(d)	3,103,386
3,200	Black & Decker Corporation	276,160	12,900	Cadbury Schweppes plc(c)	513,807
22,600	Brunswick Corporation	849,534	16,500	Colgate-Palmolive Company	905,685
46,100	CBS Corporation	1,204,593	36,600	Constellation Brands, Inc.(b)	976,854
5,200	Centex Corporation	371,228	52,300	CVS Corporation(d)	1,451,848
20,900	Cheesecake Factory, Inc.(b)	770,165	9,800	Diageo plc	588,196
18,200	Children’s Place Retail		14,100	Flowers Foods, Inc.	387,891
	Stores, Inc.(b,c)	796,978	13,000	Hershey Company	665,600
19,800	Coldwater Creek, Inc.(b)	403,920	13,700	Hormel Foods Corporation	459,361
12,000	D.R. Horton, Inc.	447,840	11,900	Kellogg Company	510,510
16,600	DreamWorks Animation SKG, Inc.(b)	444,880	11,600	Loews Corporation –
19,000	DSW, Inc.(b,c)	507,870		Carolina Group	534,992
47,000	Ford Motor Company(c)	403,260	26,700	Nu Skin Enterprises, Inc.	519,582
3,900	Fortune Brands, Inc.	292,344	27,100	Pepsi Bottling Group, Inc.	785,900
11,200	GameStop Corporation(b)	451,472	51,012	Procter & Gamble Company(e)	3,021,441
9,400	Gaylord Entertainment Company(b)	404,200	14,300	Reckitt Benckiser plc	469,562
15,400	General Motors Corporation(c)	370,524	138,600	Revlon, Inc.(b,c)	479,556
11,000	Genesco, Inc.(b)	428,450	5,300	Reynolds American, Inc.	535,989
24,450	Golf Galaxy, Inc.(b,c)	437,410	15,000	Smithfield Foods, Inc.(b)	402,600
9,300	H&R Block, Inc.	227,478	20,720	TreeHouse Foods, Inc.(b,d)	407,148
7,400	Harley-Davidson, Inc.	396,122	42,700	Wal-Mart Stores, Inc.	1,968,897

2,900	Harman International			Total Consumer Staples	19,335,585

	Industries, Inc.	319,000
15,000	Harrah’s Entertainment, Inc.	1,104,000	Energy (6.0%)
55,600	Home Depot, Inc.	2,254,580	45,000	Chesapeake Energy Corporation(c)	1,576,800
5,100	Johnson Controls, Inc.	353,124	30,400	Chevron Corporation	1,805,152
31,300	Kohl’s Corporation(b)	1,389,407	20,600	Comstock Resources, Inc.(b)	659,200
13,800	Lamar Advertising Company(b)	633,696	34,100	ConocoPhillips	2,206,270
5,700	Lennar Corporation	356,592	16,300	Dril-Quip, Inc.(b,c)	1,026,411
43,600	McDonald’s Corporation	1,526,436	30,300	ENSCO International, Inc.	1,548,936
7,400	Newell Rubbermaid, Inc.	174,936	54,486	Exxon Mobil Corporation	3,418,996
24,700	Nordstrom, Inc.	1,030,484	51,400	Grey Wolf, Inc.(b,c)	452,320
19,100	Pixar, Inc.(b)	1,103,598	30,100	Nabors Industries, Ltd.(b)	2,445,625
8,600	Pulte Homes, Inc.	343,140	10,500	National Oilwell Varco, Inc.(b)	798,735
35,800	Shuffle Master, Inc.(b,c)	909,320	16,800	Noble Corporation	1,351,392
51,400	Staples, Inc.	1,218,694	13,700	Oil States International, Inc.(b)	560,330
35,100	Target Corporation	1,921,725	26,800	Patterson-UTI Energy, Inc.	1,008,216
28,100	Texas Roadhouse, Inc.(b,c)	435,831	12,400	Peabody Energy Corporation(d,e,f)	1,233,924
39,100	ValueVision Media, Inc.(b,c)	478,975	44,600	Pioneer Drilling Company(b,c)	1,016,880
31,300	Viacom, Inc.(b)	1,298,324	36,550	Range Resources Corporation	1,091,748
97,700	Walt Disney Company(d)	2,472,787	22,800	Superior Energy Services, Inc.(b,c)	619,020

	Total Consumer		12,600	Todco(d)	561,960
	Discretionary	30,540,423

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (55.6%)	Value	Shares	Common Stock (55.6%)	Value

Energy — continued			3,300	Fidelity National Financial, Inc.	$130,251
17,500	Transocean, Inc.(b,d,e)	$1,420,125	3,200	Franklin Resources, Inc.	315,200
25,200	Valero Energy Corporation	1,573,236	7,900	Genworth Financial, Inc.	258,804
40,100	Weatherford International, Ltd.(b,d)	1,795,678	300	Glenborough Realty Trust, Inc.(c)	5,904

	Total Energy	28,170,954	24,100	Golden West Financial

				Corporation	1,701,942
Financials (11.3%)			10,000	Goldman Sachs Group, Inc.	1,412,500
6,900	ACE, Ltd.	377,775	6,800	Hartford Financial Services
10,600	AFLAC, Inc.	497,670		Group, Inc.	559,164
13,900	Allstate Corporation	723,495	3,800	HCC Insurance Holdings, Inc.	118,028
2,600	AMB Property Corporation	135,720	3,000	Hospitality Properties Trust	128,610
2,200	Ambac Financial Group, Inc.	168,982	2,600	Jefferson-Pilot Corporation	151,658
26,600	American Express Company	1,395,170	400	Kilroy Realty Corporation(f)	27,036
7,700	American Financial Realty Trust	95,711	2,600	Legg Mason, Inc.	337,220
56,962	American International		5,800	Lehman Brothers Holdings, Inc.	814,610
	Group, Inc.(d)	3,728,733	3,700	Lincoln National Corporation	201,761
2,900	AmeriCredit Corporation(b)	83,404	2,800	Loews Corporation	276,332
5,400	Ameriprise Financial, Inc.	219,726	2,700	Mack-Cali Realty Corporation	120,744
6,700	Aon Corporation	229,274	11,800	Marsh & McLennan Companies, Inc.	358,602
2,800	Apartment Investment &		2,900	MBIA, Inc.	178,524
	Management Company	119,056	8,900	Mellon Financial Corporation	313,903
2,900	Archstone-Smith Trust	135,894	16,379	Mercantile Bank Corporation(c)	642,047
31,600	Associated Banc-Corp	1,069,344	20,100	Merrill Lynch & Company, Inc.	1,508,907
94,500	Bank of America Corporation	4,179,735	15,300	MetLife, Inc.	767,448
16,600	Bank of New York Company, Inc.	528,046	2,400	Mills Corporation(c)	99,480
2,500	Bear Stearns Companies, Inc.	316,150	5,300	Moody’s Corporation	335,596
6,300	Capital One Financial		22,900	Morgan Stanley(f)	1,407,205
	Corporation(d)	524,790	3,000	New Century Financial
3,365	CapitalSource, Inc.(c)	73,895		Corporation(c)	117,690
53,000	Cardinal Financial Corporation(c)	623,810	5,000	New Plan Excel Realty Trust, Inc.(c)	123,250
46,200	Center Financial Corporation(c)	1,120,812	60,100	Nexity Financial Corporation(b)	776,492
21,200	Charles Schwab Corporation	313,548	3,900	Northern Trust Corporation	203,619
4,100	Chubb Corporation	386,835	100	Parkway Properties, Inc.	4,232
3,900	Cincinnati Financial Corporation	177,606	16,600	Pinnacle Financial Partners, Inc.(b,c)	424,130
4,100	CIT Group, Inc.	218,694	3,500	Plum Creek Timber Company, Inc.	129,290
79,945	Citigroup, Inc.(d)	3,723,838	29,600	PMI Group, Inc.	1,279,608
19,400	City National Corporation(e)	1,454,418	26,500	PNC Financial Services Group, Inc.	1,718,790
2,000	Developers Diversified		4,100	Progressive Corporation	430,664
	Realty Corporation	98,520	3,500	ProLogis Trust	179,270
8,300	E*TRADE Financial Corporation(b)	197,457	10,200	Prudential Financial, Inc.	768,468
400	Entertainment Properties Trust	17,384	1,900	Public Storage, Inc.	137,883
3,800	Equity Office Properties Trust	120,916	3,400	Rayonier, Inc. REIT	145,350
5,100	Equity Residential REIT	216,291	2,600	SAFECO Corporation	135,850
1,400	Essex Property Trust, Inc.	139,132	2,200	Shurgard Storage Centers, Inc.	132,660
1,700	Everest Re Group, Ltd.	164,305	1,300	Simon Property Group, Inc.	107,692
30,500	Federal Home Loan Mortgage		8,700	SLM Corporation	486,852
	Corporation	2,069,730	100	Sovran Self Storage, Inc.	4,953

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (55.6%)	Value	Shares	Common Stock (55.6%)	Value

Financials — continued			31,700	MGI Pharma, Inc.(b)	$528,439
14,100	St. Paul Travelers Companies, Inc.	$639,858	32,400	NeoPharm, Inc.(b,c)	380,052
6,800	State Street Corporation	411,128	12,100	Neurocrine Biosciences, Inc.(b,c)	735,317
2,800	T. Rowe Price Group, Inc.	214,004	27,700	Novartis AG ADR	1,527,932
33,800	Texas Capital Bancshares, Inc.(b)	741,910	2,600	Omnicare, Inc.	129,220
5,300	United Dominion Realty Trust, Inc.	134,673	3,200	Patterson Companies, Inc.(b)	110,496
6,400	UnumProvident Corporation(f)	130,112	125,025	Pfizer, Inc.(d)	3,210,642
26,400	Vineyard National Bancorp		200	Psychiatric Solutions, Inc.	6,598
	Company(c)	803,880	3,600	Quest Diagnostics, Inc.	177,948
2,900	Weingarten Realty Investors	117,537	1,400	Renal Care Group, Inc.(b)	66,416
43,500	Wells Fargo & Company(e)	2,712,660	33,800	St. Jude Medical, Inc.(b,d)	1,660,594
9,000	Wintrust Financial Corporation	483,300	23,300	Teva Pharmaceutical
3,600	XL Capital, Ltd.	243,576		Industries, Ltd.(c)	993,279
17,600	Zions Bancorporation	1,391,632	31,440	UnitedHealth Group, Inc.	1,868,165

	Total Financials	53,148,355	15,300	WellPoint, Inc.(b)	1,175,040

			22,900	Zimmer Holdings, Inc.(b)	1,578,955

Health Care (7.3%)				Total Health Care	34,219,689

50,900	Abbott Laboratories	2,196,335
7,000	Aetna, Inc.	677,600	Industrials (6.5%)
500	Amedisys, Inc.(b,c)	22,675	20,000	Adesa, Inc.	512,000
4,800	AmerisourceBergen Corporation	209,472	34,300	AirTran Holdings, Inc.(b,c)	581,042
33,700	Amgen, Inc.(b)	2,456,393	13,800	American Commercial Lines, Inc.(b,c)	460,230
10,100	Cardinal Health, Inc.	727,604	22,500	American Standard Companies, Inc.	810,000
10,400	Caremark Rx, Inc.(b,d)	512,720	15,300	Burlington Northern
3,100	CIGNA Corporation	376,960		Santa Fe Corporation	1,225,836
10,000	Cooper Companies, Inc.	554,300	9,100	Cooper Industries, Ltd.	743,015
1,500	Covance, Inc.(b)	85,215	17,200	Emerson Electric Company	1,332,140
3,600	Coventry Health Care, Inc.(b)	214,452	29,100	Fastenal Company(c)	1,110,165
26,700	Cubist Pharmaceuticals, Inc.(b)	577,788	139,300	General Electric Company	4,562,079
29,000	Cyberonics, Inc.(b,c)	870,290	5,400	Genlyte Group, Inc.(b)	312,336
31,000	Dexcom, Inc.(b,c)	589,000	16,500	Graco, Inc.	662,970
77,000	Dyax Corporation(b)	418,110	17,200	Herman Miller, Inc.	521,160
33,300	Endo Pharmaceutical		8,700	Hub Group, Inc.(b)	368,445
	Holdings, Inc.(b)	955,710	12,100	Illinois Tool Works, Inc.	1,019,909
3,400	Express Scripts, Inc.(b)	310,386	23,000	Ingersoll-Rand Company	903,210
31,100	Forest Laboratories, Inc.(b)	1,439,308	47,600	Interline Brands, Inc.(b,f)	1,209,040
22,100	Genzyme Corporation(b)	1,567,774	24,300	JB Hunt Transport Services, Inc.	578,340
19,300	Gilead Sciences, Inc.(b)	1,174,791	10,700	Kirby Corporation(b)	600,591
9,900	HCA, Inc.	485,892	21,600	Korn/Ferry International(b)	426,816
2,400	Health Net, Inc.(b)	118,488	21,700	Labor Ready, Inc.(b,c)	505,393
1,900	Henry Schein, Inc.(b)	88,616	11,300	Landstar System, Inc.(d,e,f)	477,990
4,000	Humana, Inc.(b)	223,080	13,900	Manitowoc Company, Inc.	924,350
2,800	Laboratory Corporation of		19,700	Norfolk Southern Corporation	981,848
	America Holdings(b)	164,220	17,600	Oshkosh Truck Corporation	867,856
6,800	McKesson Corporation	360,400	24,400	Pall Corporation	702,720
6,878	Medco Health Solutions, Inc.(b)	372,100	15,800	Robert Half International, Inc.	577,174
41,100	Medtronic, Inc.	2,320,917	16,300	Rockwell Automation, Inc.	1,076,941

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (55.6%)	Value	Shares	Common Stock (55.6%)	Value

Industrials — continued			178,200	NMS Communications
18,500	Rockwell Collins, Inc.	$868,020		Corporation(b,c)	$625,482
11,000	Roper Industries, Inc.	443,850	63,700	Nokia Oyj ADR(d)	1,170,806
63,000	Tyco International, Ltd.	1,641,150	56,500	Novell, Inc.(b)	550,310
32,900	United Technologies Corporation	1,920,373	9,300	Paychex, Inc.	338,055
32,200	URS Corporation(b)	1,377,516	12,300	Progress Software Corporation(b)	353,748
5,600	UTI Worldwide, Inc.	586,488	39,000	QUALCOMM, Inc.(e)	1,870,440

	Total Industrials	30,890,993	18,300	Red Hat, Inc.(b,c)	529,785

			56,100	Sapient Corporation(b,c)	370,260
Information Technology (9.7%)			34,574	Stellent, Inc.(b)	377,894
23,400	Accenture, Ltd.	737,802	49,700	Tellabs, Inc.(b)	635,663
25,200	Advanced Micro Devices, Inc.(b,d)	1,054,872	61,500	Texas Instruments, Inc.	1,797,645
3,300	Affiliated Computer Services, Inc.(b,c)	206,580	112,800	TIBCO Software, Inc.(b)	901,272
28,900	Agilent Technologies, Inc.(b,f)	979,999	113,900	Vitria Technology, Inc.(b)	321,198
27,800	Analog Devices, Inc.	1,105,606	56,900	Wind River Systems, Inc.(b)	761,322

50,700	Apple Computer, Inc.(b,d)	3,828,357		Total Information
54,000	Applied Materials, Inc.	1,028,700		Technology	45,732,014

15,600	Automatic Data Processing, Inc.	685,464
57,400	Avaya, Inc.(b)	605,570	Materials (1.6%)
47,100	BEA Systems, Inc.(b)	488,427	13,900	Air Products and Chemicals, Inc.	857,491
14,300	Broadcom Corporation(b)	975,260	16,900	Bemis Company, Inc.	515,788
99,200	Carrier Access Corporation(b,c)	468,224	23,300	Dow Chemical Company	985,590
148,200	Cisco Systems, Inc.(b,d)	2,752,074	15,900	E.I. du Pont de Nemours
40,600	Citrix Systems, Inc.(b)	1,252,104		and Company	622,485
4,600	Computer Sciences Corporation(b)	233,220	17,900	FMC Corporation(b)	1,009,918
34,100	Comverse Technology, Inc.(b,d)	933,999	21,800	Freeport-McMoRan Copper &
27,700	eBay, Inc.(b)	1,193,870		Gold, Inc.	1,400,650
49,800	ECI Telecom, Ltd.(b)	415,830	24,800	Praxair, Inc.	1,306,464
13,800	Electronic Data Systems		18,600	Silgan Holdings, Inc.	704,196

	Corporation	347,622		Total Materials	7,402,582

108,900	EMC Corporation(b)	1,459,260
20,300	First Data Corporation	915,530	Telecommunications Services (0.5%)
5,200	Fiserv, Inc.(b)	228,696	17,800	America Movil SA de CV ADR	600,394
60,200	Flextronics International, Ltd.(b)	629,692	68,349	Sprint Nextel Corporation	1,564,509
18,200	FLIR Systems, Inc.(b)	431,340	38,350	Valor Communications
12,000	Hyperion Solutions Corporation(b)	412,920		Group, Inc.(c)	452,146

29,200	Informatica Corporation(b)	429,824		Total Telecommunications
7,500	Infosys Technologies, Ltd. ADR(c)	572,025		Services	2,617,049

39,300	Integrated Device
	Technology, Inc.(b)	545,877	Utilities (2.1%)
136,400	Intel Corporation	2,901,228	18,500	AES Corporation(b)	315,240
21,400	International Business		6,000	Ameren Corporation	304,560
	Machines Corporation(f)	1,739,820	12,000	American Electric Power
22,700	Inter-Tel, Inc.(f)	492,136		Company, Inc.	447,840
101,300	Microsoft Corporation(d)	2,851,595	6,100	Cinergy Corporation	265,045
62,100	Motorola, Inc.	1,410,291	7,200	Consolidated Edison, Inc.(c)	338,472
26,100	Network Appliance, Inc.(b)	814,320	5,300	Constellation Energy Group, Inc.	308,831

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Common Stock (55.6%)	Value	Shares	Common Stock (55.6%)	Value

Utilities — continued			14,800	TXU Corporation	$749,472
10,600	Dominion Resources, Inc.(d)	$800,618	3,300	Wisconsin Energy Corporation	136,983
5,400	DTE Energy Company	227,880	12,600	Xcel Energy, Inc.(d)	244,692

28,400	Duke Energy Corporation	805,140		Total Utilities	9,766,222

9,800	Edison International, Inc.	429,436

6,200	Entergy Corporation	430,962		Total Common Stock
19,900	Exelon Corporation	1,142,658		(cost $235,413,101)	261,823,866

9,800	FirstEnergy Corporation	490,980
5,000	KeySpan Corporation	179,600
			Shares	Preferred Stock (0.1%)	Value

10,000	PG&E Corporation	373,100
11,200	PPL Corporation	337,456	4	Federal National Mortgage
7,800	Progress Energy, Inc.	340,236		Association, Convertible	$384,993

7,400	Public Service Enterprise			Total Preferred Stock
	Group, Inc.	515,188		(cost $365,500)	384,993

2,600	Questar Corporation	211,848
7,700	Sempra Energy	369,985

Principal
Amount	Long-Term Fixed Income (30.4%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (7.5%)
$1,000,000	Americredit Automobile Receivables Trust(g)	4.480%	2/6/2006	$1,000,531
1,500,000	ARG Funding Corporation(d)	4.290	4/20/2010	1,451,505
1,500,000	Bear Stearns Asset-Backed Securities, Inc.(d,g)	4.770	2/25/2006	1,500,846
1,500,000	Countrywide Asset-Backed Certificates(g,h)	4.610	2/25/2006	1,500,000
842,678	Countrywide Asset-Backed Certificates(d)	3.903	1/25/2031	838,568
1,096,183	Countrywide Asset-Backed Certificates(d)	4.905	8/25/2032	1,092,589
435,904	Credit Based Asset Servicing and Securitization	3.887	10/25/2034	431,333
1,000,000	DaimlerChrysler Master Owner Trust(g)	4.520	2/15/2006	1,000,166
1,115,863	Encore Credit Receivables Trust(g)	4.660	2/25/2006	1,116,049
1,333,980	FBR Securitization Trust, LLC(e,g)	4.650	2/25/2006	1,333,937
804,875	First Franklin Mortgage Loan Asset-Backed Certificates(g)	4.630	2/25/2006	805,011
1,000,000	Fremont Home Loan Trust(d,g)	4.690	2/25/2006	1,000,103
1,000,000	GE Dealer Floorplan Master Note Trust(g)	4.530	2/20/2006	1,000,318
1,100,000	GMAC Mortgage Corporation Loan Trust(g)	4.620	2/25/2006	1,099,054
746,934	Green Tree Financial Corporation	6.330	11/1/2029	744,222
500,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	486,412
467,104	Long Beach Mortgage Loan Trust(g)	4.640	2/25/2006	467,176
1,500,000	Master Asset-Backed Securities Trust(g,h)	4.610	3/25/2006	1,500,000
990,144	National Collegiate Student Loan Trust(g)	4.590	2/25/2006	990,108
1,000,000	Option One Mortgage Loan Trust(g)	4.690	2/25/2006	1,000,089
1,174,271	Popular ABS Mortgage Pass-Through Trust(g)	4.640	2/25/2006	1,174,087
1,375,870	Popular ABS Mortgage Pass-Through Trust(g)	4.660	2/25/2006	1,375,951
500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	490,626
1,439,978	Residential Asset Securities Corporation(g)	4.610	2/25/2006	1,440,056
1,214,104	Residential Asset Securities Corporation(g)	4.640	2/25/2006	1,214,233
3,292,864	Residential Asset Securities Corporation(d)	3.250	5/25/2029	3,274,747

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.4%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities — continued
$1,500,000	Residential Asset Securities Corporation	4.160%	7/25/2030	$1,480,281
856,942	SLM Student Loan Trust(d,g)	4.633	4/25/2006	856,774
1,153,983	Specialty Underwriting and Residential Finance Trust(g)	4.650	2/25/2006	1,154,030
411,629	Structured Asset Investment Loan Trust(g)	4.610	2/25/2006	411,657
1,000,000	Textron Financial Floorplan Master Note Trust(g)	4.562	2/13/2006	1,002,561
1,179,526	Wachovia Mortgage Loan Trust, LLC(g)	4.640	2/25/2006	1,179,634

	Total Asset-Backed Securities			35,412,654

Basic Materials (0.2%)
250,000	Packaging Corporation of America	4.375	8/1/2008	243,980
500,000	Precision Castparts Corporation	5.600	12/15/2013	501,855

	Total Basic Materials			745,835

Capital Goods (0.4%)
500,000	Boeing Capital Corporation(c)	6.500	2/15/2012	535,460
750,000	Oakmont Asset Trust	4.514	12/22/2008	731,495
500,000	Textron Financial Corporation	4.600	5/3/2010	489,164
350,000	Tyco International Group SA	6.375	10/15/2011	366,375

	Total Capital Goods			2,122,494

Commercial Mortgage-Backed Securities (4.2%)
1,300,000	Banc of America Commercial Mortgage, Inc.(d,e,f)	5.001	9/10/2010	1,289,175
750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	719,004
500,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	498,576
1,442,709	Banc of America Mortgage Securities, Inc.(d,e)	4.827	9/25/2035	1,420,922
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc.(d)	3.869	2/11/2041	960,384
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	4.487	2/11/2041	960,472
170,240	CAM Commercial Mortgage Corporation(d)	4.834	11/14/2036	170,240
361,981	Commercial Mortgage Pass-Through Certificates(g)	4.570	2/15/2006	361,932
1,000,000	First Union National Bank Commercial Mortgage Trust(d)	7.390	12/15/2031	1,070,836
1,000,000	LB-UBS Commercial Mortgage Trust(d)	3.086	5/15/2027	959,411
1,326,884	Merrill Lynch Mortgage Investors, Inc.	4.887	6/25/2035	1,311,668
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,230,655
1,000,000	Merrill Lynch Mortgage Trust	5.264	1/12/2044	1,002,189
1,462,302	Morgan Stanley Capital I, Inc.(d)	6.210	11/15/2031	1,495,269
1,500,000	National Collegiate Student Loan Trust(g)	4.600	2/25/2006	1,500,000
997,086	Wachovia Bank Commercial Mortgage Trust(g)	4.570	2/15/2006	996,856
1,500,000	Wachovia Bank Commercial Mortgage Trust(g)	4.670	2/15/2006	1,500,144
1,000,000	Wachovia Bank Commercial Mortgage Trust(d)	4.390	2/15/2036	957,875
1,500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	1,458,702

	Total Commercial Mortgage-Backed Securities			19,864,310

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.4%)	Interest Rate	Maturity Date	Value

Communications Services (1.0%)
$375,000	AT&T Broadband Corporation	8.375%	3/15/2013	$429,227
600,000	British Sky Broadcasting Finance UK plc	5.625	10/15/2015	590,099
500,000	British Telecom plc	8.375	12/15/2010	566,657
500,000	Interpublic Group of Companies, Inc.(c)	6.250	11/15/2014	433,750
375,000	New Cingular Wireless Services, Inc.	8.125	5/1/2012	431,101
140,000	New Cingular Wireless Services, Inc.	8.750	3/1/2031	183,458
180,000	News America, Inc.	6.400	12/15/2035	179,244
700,000	Nextel Communications, Inc.	5.950	3/15/2014	704,967
375,000	Nextel Partners, Inc.	8.125	7/1/2011	402,188
500,000	Telecom Italia Capital SA	4.000	1/15/2010	474,976
250,000	Telefonos de Mexico SA de CV	4.750	1/27/2010	244,505

	Total Communications Services			4,640,172

Consumer Cyclical (0.5%)
750,000	Caesars Entertainment, Inc.	8.500	11/15/2006	767,444
500,000	DaimlerChrysler North American Holdings Corporation	4.875	6/15/2010	487,038
750,000	Ford Motor Credit Company	6.625	6/16/2008	705,740
375,000	General Motors Acceptance Corporation	6.875	9/15/2011	358,024

	Total Consumer Cyclical			2,318,246

Consumer Non-Cyclical (0.6%)
160,000	Boston Scientific Corporation	6.250	11/15/2035	169,428
575,000	Bunge Limited Finance Corporation(d)	7.800	10/15/2012	648,960
225,000	Fortune Brands, Inc.	5.875	1/15/2036	217,761
500,000	Kraft Foods, Inc.	4.125	11/12/2009	482,130
150,000	Kroger Company	6.200	6/15/2012	153,054
200,000	Kroger Company	8.000	9/15/2029	229,813
300,000	Quest Diagnostic, Inc.	5.450	11/1/2015	299,076
295,000	Teva Pharmaceutical Finance, LLC	6.150	2/1/2036	296,369
160,000	WellPoint, Inc.	5.850	1/15/2036	159,318
325,000	Wyeth	5.500	2/15/2016	325,994

	Total Consumer Non-Cyclical			2,981,903

Energy (0.1%)
500,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	487,635

	Total Energy			487,635

Financials (3.7%)
550,000	American Express Credit Corporation(c)	5.000	12/2/2010	549,099
350,000	American International Group, Inc.	5.050	10/1/2015	340,856
380,000	Ameriprise Financial, Inc.	5.650	11/15/2015	383,910
475,000	Archstone-Smith Trust(c)	5.250	12/1/2010	473,331
375,000	Barnett Capital I	8.060	12/1/2026	396,885
350,000	BNP Paribas SA(d)	5.186	6/29/2015	336,308
375,000	Corestates Capital Trust I	8.000	12/15/2026	396,414

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.4%)	Interest Rate	Maturity Date	Value

Financials — continued
$300,000	Countrywide Home Loans, Inc.(c)	4.000%	3/22/2011	$281,346
300,000	CTI Group, Inc.(c)	5.200	11/3/2010	300,280
1,250,000	Dow Jones CDX(c)	7.250	12/29/2010	1,239,062
550,000	General Electric Capital Corporation(c)	5.000	1/8/2016	538,666
750,000	Goldman Sachs Group, Inc.(c)	5.125	1/15/2015	733,480
600,000	HSBC Capital Funding, LP/Jersey Channel Islands	9.547	6/30/2010	698,090
600,000	ILFC E-Capital Trust I(c)	5.900	12/21/2010	601,112
500,000	International Lease Finance Corporation(c)	4.875	9/1/2010	491,888
500,000	J.P. Morgan Chase & Company	4.891	9/1/2015	492,479
500,000	J.P. Morgan Chase & Company	5.150	10/1/2015	489,302
500,000	KeyCorp	4.700	5/21/2009	495,220
750,000	Lehman Brothers Holdings, Inc.(c)	4.500	7/26/2010	731,721
1,000,000	Merrill Lynch & Company, Inc.(c)	4.831	10/27/2008	994,662
350,000	Metropolitan Life Global Funding	4.500	5/5/2010	341,864
325,000	Montpelier Re Holdings, Ltd.(c)	6.125	8/15/2013	315,380
500,000	Monumental Global Funding II	4.625	3/15/2010	494,937
300,000	ProLogis	5.250	11/15/2010	299,058
250,000	Prudential Financial, Inc.	4.750	6/13/2015	240,086
550,000	RBS Capital Trust I	5.512	9/30/2014	541,897
750,000	Residential Capital Corporation	6.375	6/30/2010	768,802
450,000	Sanwa Bank, Ltd.(c)	7.400	6/15/2011	493,807
500,000	Simon Property Group, LP	4.600	6/15/2010	487,347
275,000	Simon Property Group, LP	5.375	6/1/2011	274,771
510,000	Wachovia Bank NA(c)	4.875	2/1/2015	492,174
385,000	Wachovia Capital Trust III	5.800	3/15/2011	385,780
750,000	Washington Mutual Bank FA	5.125	1/15/2015	725,211
400,000	Westfield Capital(d)	4.375	11/15/2010	385,598

	Total Financials			17,210,823

Foreign (0.1%)
500,000	Republic of Italy	5.375	6/15/2033	499,182

	Total Foreign			499,182

Mortgage-Backed Securities (7.9%)
11,000,000	Federal National Mortgage Association Conventional
	15-Yr.	Pass-Through(h)	5.500	2/1/2021	11,065,318
13,500,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass-Through(h)	5.500	2/1/2036	13,352,337
12,500,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass-Through(h)	6.000	2/1/2036	12,621,100

	Total Mortgage-Backed Securities				37,038,755

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.4%)	Interest Rate	Maturity Date	Value

Technology (0.1%)
$750,000	Deluxe Corporation	3.500%	10/1/2007	$712,770

	Total Technology			712,770

Transportation (0.1%)
375,000	Hertz Corporation	8.875	1/1/2014	387,188

	Total Transportation			387,188

	U.S. Government (3.1%)

1,000,000	Federal Home Loan Bank	4.250	10/14/2008	992,811
2,000,000	Federal National Mortgage Association(c)	5.500	3/15/2011	2,061,448
355,000	U.S. Treasury Bonds	7.625	2/15/2025	482,023
200,000	U.S. Treasury Notes(c)	4.375	12/31/2007	199,422
1,050,000	U.S. Treasury Notes	4.250	1/15/2011	1,040,074
425,000	U.S. Treasury Notes	4.375	8/15/2012	421,298
1,465,000	U.S. Treasury Notes(c)	4.000	2/15/2015	1,406,400
4,150,000	U.S. Treasury Notes(c)	4.125	5/15/2015	4,019,503
1,320,995	U.S. Treasury Notes(c)	1.875	7/15/2015	1,308,043
100,000	U.S. Treasury Notes(c)	4.250	8/15/2015	97,727
975,000	U.S. Treasury Notes(c)	4.500	11/15/2015	972,753
1,518,656	U.S. Treasury Notes(c)	2.000	1/15/2016	1,520,020

	Total U.S. Government			14,521,522

Utilities (0.9%)
500,000	Boardwalk Pipelines, LLC(c)	5.500	2/1/2017	494,723
300,000	CenterPoint Energy, Inc.	5.875	6/1/2008	303,659
750,000	Duke Capital, LLC	5.668	8/15/2014	752,051
150,000	Enterprise Products Operating, LP	4.625	10/15/2009	146,021
300,000	Exelon Corporation	6.750	5/1/2011	318,055
285,000	FirstEnergy Corporation	7.375	11/15/2031	329,576
500,000	NRG Energy Inc.(h)	7.250	2/1/2014	506,875
629,992	Power Receivables Finance, LLC	6.290	1/1/2012	638,616
250,000	Southern California Gas Company	5.750	11/15/2035	252,260
295,000	Virginia Electric & Power Company(c)	6.000	1/15/2036	293,930
250,000	Westar Energy, Inc.	5.150	1/1/2017	241,309

	Total Utilities			4,277,075

	Total Long-Term Fixed Income (cost $144,632,532)			143,220,564

		Exercise	Expiration
Contracts	Options on U.S. Treasury Bond Futures(i)	Price	Date	Value

30	U.S. Treasury Bond Futures	$117	2/24/2006	$938

	Total Options (cost $4,763)			938

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (7.7%)	Interest Rate(j)	Maturity Date	Value

36,442,562	Thrivent Financial Securities Lending Trust	4.460%	N/A	$36,442,562

	Total Collateral Held for Securities Loaned
	(cost $36,442,562)			36,442,562

Principal
Amount
or Shares	Short-Term Investments (6.2%)	Interest Rate(j)	Maturity Date	Value

$286,649	Power Contract Financing, LLC	5.200%	2/1/2006	$286,649
9,435,000	Rabobank USA Finance Corporation	4.470	2/1/2006	9,435,000
19,253,206	Thrivent Money Market Fund	4.110	N/A	19,253,206

	Total Short-Term Investments (at amortized cost)			28,974,855

	Total Investments (cost $445,833,313)			$470,847,778

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Designated as cover for long settling trades.

(e) At January 31, 2006, all or a portion of the denoted securities, valued at $10,967,283, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

U.S. Treasury Bond Futures 5 yr.	35	March 2006	Short	$(3,700,703)	$(3,710,442)	$9,739
U.S. Treasury Bond Futures 10 yr.	40	March 2006	Short	(4,337,500)	(4,371,755)	34,255
Euro-Bund Futures 10 yr.	5	March 2006	Short	(731,741)	(737,316)	5,575
U.S. Treasury Bond Futures 20 yr.	15	March 2006	Long	1,692,656	1,678,748	13,908

(f) At January 31, 2006, all or a portion of the denoted securities, valued at $6,296,225 were pledged as the initial margin deposit or earmarked as collateral to cover purchased options, as indicated above in the schedule, and written options as follows:
	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

U.S. Treasury Bond Futures 30 yr.	30	$115	March 2006	$(5,625)	$12,581

(g) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(h) Denotes investments purchased on a when-issued basis.

(i) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Balanced Fund.

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(k) Miscellaneous footnote:  ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing
U.S. depository bank.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $33,904,568 and
$(8,886,278), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	High Yield Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (82.9%)	Interest Rate	Maturity Date	Value

Basic Materials (11.4%)
$3,015,000	Abitibi-Consolidated, Inc.(b)	8.550%	8/1/2010	$2,954,700
1,100,000	Ainsworth Lumber Company, Ltd.(c)	8.277	3/30/2006	1,075,250
2,440,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	2,098,400
1,720,000	Appleton Papers, Inc.(d)	8.125	6/15/2011	1,698,500
1,840,000	Appleton Papers, Inc.(b)	9.750	6/15/2014	1,748,000
2,560,000	Arch Western Finance, LLC	6.750	7/1/2013	2,585,600
1,655,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	1,837,050
1,750,000	Buckeye Technologies, Inc.(b)	8.000	10/15/2010	1,688,750
1,100,000	Buckeye Technologies, Inc.	8.500	10/1/2013	1,105,500
2,600,000	Cellu Tissue Holdings, Inc.	9.750	3/15/2010	2,561,000
2,560,000	Chaparral Steel Company	10.000	7/15/2013	2,816,000
2,570,000	Crystal US Holdings 3, LLC/Crystal
	US Sub 3 Corporation(b,e)	Zero Coupon	10/1/2009	1,914,650
2,200,000	Domtar, Inc.	7.125	8/1/2015	1,826,000
1,830,000	Equistar Chemicals, LP	10.125	9/1/2008	1,994,700
1,800,000	Equistar Chemicals, LP	10.625	5/1/2011	1,980,000
2,600,000	Georgia-Pacific Corporation	8.125	5/15/2011	2,645,500
2,350,000	Graphic Packaging International Corporation	9.500	8/15/2013	2,209,000
2,146,000	Huntsman International, LLC(b)	10.125	7/1/2009	2,218,428
1,221,000	Huntsman, LLC	11.500	7/15/2012	1,401,098
1,830,000	IMCO Recycling, Inc.	10.375	10/15/2010	2,013,000
2,580,000	Ineos Group Holdings plc(f)	8.500	2/15/2016	2,580,000
1,200,000	ISP Chemco, Inc.	10.250	7/1/2011	1,284,000
2,600,000	ISP Holdings, Inc.	10.625	12/15/2009	2,743,000
1,300,000	Ispat Inland ULC(c)	11.280	4/3/2006	1,348,750
904,000	Ispat Inland ULC	9.750	4/1/2014	1,039,600
3,550,000	Lyondell Chemical Company	10.500	6/1/2013	4,002,625
3,050,000	MacDermid, Inc.	9.125	7/15/2011	3,229,188
1,480,000	Massey Energy Company	6.875	12/15/2013	1,492,950
1,480,000	Metals USA, Inc.	11.125	12/1/2015	1,576,200
2,230,000	Nalco Company	7.750	11/15/2011	2,274,600
2,930,000	Nell AF SARL(b)	8.375	8/15/2015	2,926,338
920,000	Novelis, Inc.	7.250	2/15/2015	869,400
1,567,000	Rockwood Specialties, Inc.	10.625	5/15/2011	1,711,948
2,560,000	Ryerson, Inc.	8.250	12/15/2011	2,537,600
2,560,000	Southern Copper Corporation	7.500	7/27/2035	2,564,183
2,600,000	Steel Dynamics, Inc.	9.500	3/15/2009	2,730,000
850,000	Stone Container Corporation(b)	8.375	7/1/2012	813,875
1,720,000	Stone Container Finance(b)	7.375	7/15/2014	1,535,100
2,590,000	Tronox Worldwide, LLC	9.500	12/1/2012	2,700,075

	Total Basic Materials			80,330,558

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.9%)	Interest Rate	Maturity Date	Value

Capital Goods (8.3%)
$1,460,000	Ahern Rentals, Inc.	9.250%	8/15/2013	$1,533,000
370,000	Aleris International, Inc.	9.000	11/15/2014	386,650
3,610,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	3,745,375
2,170,000	Amsted Industries, Inc.	10.250	10/15/2011	2,332,750
1,460,000	Builders Firstsource, Inc.(c,d)	8.582	2/15/2006	1,492,850
3,900,000	Case New Holland, Inc.(d)	9.250	8/1/2011	4,173,000
2,920,000	Consolidated Container Company, LLC(e)	Zero Coupon	6/15/2007	2,540,400
2,020,000	Crown Americas, Inc.	7.625	11/15/2013	2,090,700
2,020,000	Crown Americas, Inc.	7.750	11/15/2015	2,095,750
2,600,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	2,743,000
850,000	DRS Technologies, Inc.	6.625	2/1/2016	856,375
420,000	DRS Technologies, Inc.	7.625	2/1/2018	426,300
2,150,000	Erico International Corporation	8.875	3/1/2012	2,203,750
2,150,000	Fastentech, Inc.	11.500	5/1/2011	2,112,375
1,825,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	1,806,750
1,100,000	K&F Acquisition, Inc.(b)	7.750	11/15/2014	1,119,250
1,280,000	L-3 Communication Corporation, Convertible	3.000	8/1/2035	1,315,200
2,150,000	Legrand SA	10.500	2/15/2013	2,472,500
850,000	Legrand SA	8.500	2/15/2025	1,037,000
1,300,000	Mueller Group, Inc.	10.000	5/1/2012	1,378,000
2,550,000	Mueller Holdings, Inc.(e)	Zero Coupon	4/15/2009	1,950,750
2,040,000	NationsRent, Inc.	9.500	10/15/2010	2,233,800
520,000	NationsRent, Inc.	9.500	5/1/2015	553,800
3,000,000	Norcraft Companies, LP/Norcraft Finance Corporation	9.000	11/1/2011	3,093,750
1,960,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	2,045,750
1,100,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,157,750
2,320,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	2,354,800
2,575,000	Plastipak Holdings, Inc.	8.500	12/15/2015	2,639,375
2,450,000	TransDigm, Inc.	8.375	7/15/2011	2,572,500
2,250,000	United Rentals North America, Inc.	6.500	2/15/2012	2,216,250

	Total Capital Goods			58,679,500

Communications Services (15.3%)
3,000,000	Alamosa Delaware, Inc.(d)	8.500	1/31/2012	3,251,250
1,830,000	American Cellular Corporation(d)	10.000	8/1/2011	1,990,125
2,920,000	American Tower Corporation	7.125	10/15/2012	3,029,500
1,700,000	American Towers, Inc.	7.250	12/1/2011	1,772,250
1,460,000	AT&T Corporation(d)	9.050	11/15/2011	1,608,924
3,334,027	CCH I, LLC	11.000	10/1/2015	2,742,237
1,110,000	Centennial Communications Corporation(c)	10.280	4/1/2006	1,134,975
2,200,000	Centennial Communications Corporation	8.125	2/1/2014	2,238,500
1,470,000	Charter Communications Holdings, LLC	8.625	4/1/2009	1,087,800
1,930,000	Charter Communications Holdings, LLC	8.750	11/15/2013	1,852,800
2,200,000	Charter Communications Operating, LLC	8.000	4/30/2012	2,200,000
2,920,000	Citizens Communications Company	9.250	5/15/2011	3,212,000
2,690,000	CSC Holdings, Inc.	7.625	4/1/2011	2,693,362

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.9%)	Interest Rate	Maturity Date	Value

Communications Services — continued
$1,270,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875%	8/15/2013	$1,401,762
1,300,000	Dex Media, Inc.(b,e)	Zero Coupon	11/15/2008	1,072,500
2,600,000	Dex Media, Inc.	8.000	11/15/2013	2,671,500
2,920,000	Dobson Cellular Systems	9.875	11/1/2012	3,212,000
2,550,000	EchoStar DBS Corporation	6.375	10/1/2011	2,486,250
1,950,000	Eircom Funding	8.250	8/15/2013	2,076,750
730,000	Houghton Mifflin Company	8.250	2/1/2011	759,200
1,459,000	Houghton Mifflin Company(b)	9.875	2/1/2013	1,575,720
2,950,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	3,108,562
2,190,000	Intelsat Bermuda, Ltd.	8.625	1/15/2015	2,195,475
2,100,000	IPCS Escrow Company	11.500	5/1/2012	2,420,250
3,100,000	Kabel Deutschland GmbH	10.625	7/1/2014	3,255,000
3,000,000	Nextel Communications, Inc.	6.875	10/31/2013	3,145,365
3,000,000	Nextel Partners, Inc.	8.125	7/1/2011	3,217,500
1,183,000	PanAmSat Corporation	9.000	8/15/2014	1,243,629
1,712,000	PanAmSat Holding Corporation(e)	Zero Coupon	11/1/2009	1,206,960
2,100,000	PRIMEDIA, Inc.(b,c)	9.707	2/15/2006	2,029,125
1,290,000	Quebecor Media, Inc.	7.750	3/15/2016	1,315,800
1,830,000	Qwest Communications International, Inc.(c)	7.850	2/15/2006	1,857,450
1,460,000	Qwest Communications International, Inc.	7.250	2/15/2011	1,467,300
1,110,000	Qwest Communications International, Inc.(b)	7.500	2/15/2014	1,121,100
730,000	Qwest Corporation(c)	7.741	3/15/2006	787,488
3,640,000	Qwest Corporation	7.875	9/1/2011	3,849,300
1,090,000	Qwest Corporation	7.625	6/15/2015	1,145,862
2,460,000	R.H. Donnelley Corporation	8.875	1/15/2016	2,487,675
1,100,000	Rainbow National Services, LLC	8.750	9/1/2012	1,178,375
2,560,000	Rainbow National Services, LLC	10.375	9/1/2014	2,867,200
1,100,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	1,163,250
2,560,000	Rogers Wireless Communications, Inc.(b)	7.500	3/15/2015	2,777,600
730,000	Rural Cellular Corporation(b)	9.750	1/15/2010	744,600
1,465,000	Rural Cellular Corporation	9.875	2/1/2010	1,574,875
717,000	SBA Telecommunications, Inc.(e)	Zero Coupon	12/15/2007	673,980
2,190,000	UbiquiTel Operating Company	9.875	3/1/2011	2,403,525
2,210,000	US Unwired, Inc.	10.000	6/15/2012	2,502,825
1,830,000	Valor Telecommunications Enterprises, LLC(b)	7.750	2/15/2015	1,889,475
2,920,000	Videotron Ltee	6.875	1/15/2014	2,963,800
2,360,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	2,295,100
2,500,000	XM Satellite Radio, Inc.(c)	9.750	5/1/2006	2,534,375
2,920,000	Zeus Special Subsidiary, Ltd.(e)	Zero Coupon	2/1/2010	1,927,200

	Total Communications Services			107,419,426

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.9%)	Interest Rate	Maturity Date	Value

Consumer Cyclical (16.7%)
$1,470,000	Allied Security Escrow Corporation	11.375%	7/15/2011	$1,396,500
3,200,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	3,272,000
1,470,000	ArvinMeritor, Inc.	8.750	3/1/2012	1,455,300
3,250,000	Beazer Homes USA, Inc.	8.625	5/15/2011	3,408,438
1,050,000	Blockbuster, Inc.	9.000	9/1/2012	924,000
2,200,000	Boyd Gaming Corporation	7.750	12/15/2012	2,293,500
2,940,000	Buffets, Inc.(b)	11.250	7/15/2010	3,053,925
2,190,000	Buhrmann U.S., Inc.	7.875	3/1/2015	2,146,200
2,150,000	Caesars Entertainment, Inc.(b)	8.125	5/15/2011	2,370,375
1,490,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation(b)	10.125	3/1/2012	1,601,750
3,650,000	D.R. Horton, Inc.	4.875	1/15/2010	3,545,464
2,930,000	Dollarama Group, LP(b)	8.875	8/15/2012	2,959,300
1,850,000	Ford Motor Credit Company	7.375	2/1/2011	1,715,115
2,570,000	Gaylord Entertainment Company(b)	6.750	11/15/2014	2,505,750
9,900,000	General Motors Acceptance Corporation	6.875	9/15/2011	9,451,839
2,950,000	General Motors Acceptance Corporation(b)	8.000	11/1/2031	3,007,914
1,840,000	General Motors Corporation(b)	8.375	7/15/2033	1,361,600
3,090,000	Group 1 Automotive, Inc.	8.250	8/15/2013	2,997,300
1,850,000	Hilton Hotels Corporation	7.625	12/1/2012	1,999,515
2,970,000	Host Marriott, LP	6.375	3/15/2015	2,932,875
3,660,000	IAAI Finance Corporation	11.000	4/1/2013	3,824,700
2,920,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	2,781,300
2,930,000	KB Home	6.250	6/15/2015	2,827,438
3,680,000	Kerzner International, Ltd.	6.750	10/1/2015	3,588,000
3,690,000	Lear Corporation	8.110	5/15/2009	3,394,800
6,030,000	MGM MIRAGE(b)	5.875	2/27/2014	5,811,412
3,450,000	Mohegan Tribal Gaming Authority(b)	6.375	7/15/2009	3,484,500
3,850,000	NCL Corporation	10.625	7/15/2014	4,028,062
2,400,000	Nebraska Book Company, Inc.	8.625	3/15/2012	2,232,000
1,750,000	Penn National Gaming, Inc.(b)	6.875	12/1/2011	1,780,625
2,200,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,172,500
3,190,000	Poster Financial Group, Inc.(b)	8.750	12/1/2011	3,325,575
3,480,000	Rent-Way, Inc.(b)	11.875	6/15/2010	3,671,400
2,830,000	TRW Automotive, Inc.	9.375	2/15/2013	3,077,625
4,420,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	4,480,775
2,375,000	Universal City Florida Holding Company I/II(c)	9.000	5/1/2006	2,386,875
570,000	Universal City Florida Holding Company I/II	8.375	5/1/2010	571,425
2,600,000	VICORP Restaurants, Inc.	10.500	4/15/2011	2,437,500
1,280,000	Walt Disney Company, Convertible(b)	2.125	4/15/2023	1,308,800
2,650,000	Warnaco, Inc.	8.875	6/15/2013	2,835,500
3,705,000	WMG Holdings Corporation(b,e)	Zero Coupon	12/15/2009	2,695,388

	Total Consumer Cyclical			117,114,860

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.9%)	Interest Rate	Maturity Date	Value

Consumer Non-Cyclical (6.3%)
$1,830,000	ACCO Brands Corporation	7.625%	8/15/2015	$1,745,362
1,290,000	Athena Neurosciences Finance, LLC	7.250	2/21/2008	1,270,650
2,220,000	Beverly Enterprises, Inc.	7.875	6/15/2014	2,442,000
1,470,000	DaVita, Inc.	6.625	3/15/2013	1,484,700
1,460,000	DaVita, Inc.(b)	7.250	3/15/2015	1,469,125
1,460,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	1,377,875
2,190,000	Fisher Scientific International, Inc.	6.125	7/1/2015	2,192,738
2,940,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	3,009,825
1,596,000	Jafra Cosmetics	10.750	5/15/2011	1,739,640
4,450,000	Jostens Holding Corporation(e)	Zero Coupon	12/1/2008	3,304,125
3,050,000	Michael Foods, Inc.	8.000	11/15/2013	3,133,875
1,840,000	Omnicare, Inc.	6.750	12/15/2013	1,840,000
620,000	Omnicare, Inc.(b)	6.875	12/15/2015	620,775
1,830,000	Smithfield Foods, Inc.	8.000	10/15/2009	1,921,500
730,000	Smithfield Foods, Inc.	7.000	8/1/2011	740,950
3,325,000	Stater Brothers Holdings, Inc.(b)	8.125	6/15/2012	3,308,375
3,120,000	Triad Hospitals, Inc.	7.000	5/15/2012	3,201,900
2,740,000	US Oncology Holdings, Inc.(c)	9.264	3/15/2006	2,740,000
1,640,000	US Oncology, Inc.	9.000	8/15/2012	1,742,500
910,000	Vanguard Health Holding Company I, LLC(b,e)	Zero Coupon	10/1/2009	664,300
730,000	Ventas Realty, LP/Ventas Capital Corporation	7.125	6/1/2015	763,762
2,210,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	2,215,525
1,550,000	Warner Chilcott Corporation	8.750	2/1/2015	1,519,000

	Total Consumer Non-Cyclical			44,448,502

Energy (4.0%)
1,460,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,456,350
2,550,000	Chesapeake Energy Corporation	6.250	1/15/2018	2,518,125
2,210,000	Compton Petroleum Corporation(b)	7.625	12/1/2013	2,254,200
1,650,000	Denbury Resources, Inc.	7.500	12/15/2015	1,711,875
2,560,000	Harvest Operations Corporation	7.875	10/15/2011	2,572,800
2,860,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	2,860,000
1,332,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,443,555
2,555,000	Ocean Rig Norway AS	8.375	7/1/2013	2,733,850
2,210,000	Pioneer Natural Resources Company	5.875	7/15/2016	2,147,176
2,580,000	Pride International, Inc.	7.375	7/15/2014	2,773,500
2,700,000	Western Oil Sands, Inc.	8.375	5/1/2012	3,030,750
1,830,000	Whiting Petroleum Corporation	7.250	5/1/2012	1,868,888
735,000	Whiting Petroleum Corporation	7.000	2/1/2014	738,675

	Total Energy			28,109,744

Financials (2.0%)
2,558,000	American Financial Group, Inc., Convertible(e)	1.486	6/2/2008	1,163,890
2,150,000	Dollar Financial Group, Inc.	9.750	11/15/2011	2,222,562
3,920,000	Dow Jones CDX(b)	8.750	12/29/2010	3,981,250
1,820,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	1,719,900

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.9%)	Interest Rate	Maturity Date	Value

Financials — continued
$1,290,000	Fairfax Financial Holdings, Ltd., Convertible	5.000%	7/15/2023	$1,193,250
1,830,000	FTI Consulting, Inc.	7.625	6/15/2013	1,894,050
1,830,000	Residential Capital Corporation	6.375	6/30/2010	1,875,876

	Total Financials			14,050,778

Foreign (0.2%)
1,350,000	Federal Republic of Brazil(b)	11.000	1/11/2012	1,670,625

	Total Foreign			1,670,625

Technology (4.0%)
2,220,000	Avago Technologies Finance Pte., Ltd.(c)	9.910	3/1/2006	2,247,750
1,285,000	Electronic Data Systems Corporation, Convertible(b)	3.875	7/15/2023	1,299,456
1,290,000	Flextronics International, Ltd., Convertible(b)	1.000	8/1/2010	1,188,412
1,470,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	1,536,150
1,470,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	1,554,525
1,290,000	Intel Corporation, Convertible	2.950	12/15/2035	1,172,288
2,120,000	Itron, Inc.	7.750	5/15/2012	2,157,100
2,000,000	Sanmina-SCI Corporation	10.375	1/15/2010	2,192,500
470,000	Sanmina-SCI Corporation(b)	6.750	3/1/2013	448,850
1,470,000	SunGard Data Systems, Inc.	9.125	8/15/2013	1,528,800
2,930,000	SunGard Data Systems, Inc.	10.250	8/15/2015	2,944,650
1,300,000	Thomas & Betts Corporation	7.250	6/1/2013	1,368,994
3,400,000	UGS Corporation	10.000	6/1/2012	3,740,000
550,000	Unisys Corporation(b)	7.875	4/1/2008	544,500
1,300,000	Unisys Corporation	8.000	10/15/2012	1,238,250
2,590,000	Xerox Corporation(b)	7.625	6/15/2013	2,751,875

	Total Technology			27,914,100

Transportation (2.7%)
1,660,000	Hertz Corporation	8.875	1/1/2014	1,713,950
2,770,000	Hertz Corporation(b)	10.500	1/1/2016	2,894,650
949,000	H-Lines Finance Holding Corporation(e)	Zero Coupon	4/1/2008	787,670
1,813,000	Horizon Lines, LLC	9.000	11/1/2012	1,914,981
1,424,000	Piper Jaffray Equipment Trust Securities	7.000	9/10/2013	1,374,160
2,560,000	Progress Rail Services Corporation	7.750	4/1/2012	2,611,200
3,707,162	United Air Lines, Inc.(g)	7.730	7/1/2010	3,671,499
4,050,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	4,271,478

	Total Transportation			19,239,588

Utilities (12.0%)
1,300,000	AES Corporation(b)	8.875	2/15/2011	1,404,000
3,100,000	AES Corporation	8.750	5/15/2013	3,371,250
2,080,000	AmeriGas Partners, LP(b)	7.250	5/20/2015	2,085,200
2,600,000	Calpine Generating Company, LLC(c,g)	10.280	3/1/2006	2,749,500
3,916,575	CE Generation, LLC(d)	7.416	12/15/2018	4,160,460
2,210,000	Colorado Interstate Gas Company	6.800	11/15/2015	2,296,212

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.9%)	Interest Rate	Maturity Date	Value

Utilities — continued
$1,820,000	Consumers Energy Company	6.300%	2/1/2012	$1,806,350
1,700,000	Copano Energy, LLC(f)	8.125	3/1/2016	1,721,250
3,000,000	Dynegy Holdings, Inc.	9.875	7/15/2010	3,285,000
1,830,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	1,839,150
5,500,000	Edison Mission Energy	9.875	4/15/2011	6,380,000
4,150,000	El Paso Corporation(b)	7.000	5/15/2011	4,217,438
1,100,000	El Paso Corporation	7.800	8/1/2031	1,155,000
3,250,000	El Paso Production Holding Company	7.750	6/1/2013	3,436,875
2,621,024	Midland Funding Corporation II	13.250	7/23/2006	2,699,746
1,650,000	Midwest Generation, LLC	8.750	5/1/2034	1,806,750
1,290,000	Mirant North America, LLC	7.375	12/31/2013	1,312,575
3,130,000	Mission Energy Holding Company	13.500	7/15/2008	3,615,150
2,036,000	NRG Energy, Inc.	8.000	12/15/2013	2,270,140
5,530,000	NRG Energy, Inc.(f)	7.375	2/1/2016	5,626,775
1,470,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	1,528,800
1,845,000	Reliant Energy Resources Corporation	6.750	12/15/2014	1,586,700
2,020,000	SemGroup, LP	8.750	11/15/2015	2,080,600
1,500,000	Southern Natural Gas Company	8.875	3/15/2010	1,604,638
3,130,000	Southern Natural Gas Company	7.350	2/15/2031	3,321,481
2,710,000	Southern Star Central Corporation	8.500	8/1/2010	2,886,150
2,200,000	Targa Resources, Inc.	8.500	11/1/2013	2,288,000
2,000,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	2,165,000
6,500,000	Williams Companies, Inc.	8.125	3/15/2012	7,109,375
1,830,000	Williams Companies, Inc.	8.750	3/15/2032	2,177,700

	Total Utilities			83,987,265

	Total Long-Term Fixed Income (cost $568,424,584)			582,964,946

Shares	Preferred Stock (1.7%)			Value

43,000	CenterPoint Energy, Inc., Convertible(h)			$1,431,900
65,000	Chevy Chase Preferred Capital Corporation, Convertible			3,565,250
61,000	Goldman Sachs Group, Inc., Convertible(h)			1,103,551
14,250	Lehman Brothers Holdings, Inc., Convertible(f,h)			922,260
3,720	NRG Energy, Inc., Convertible(h)			927,210
2,600	Sovereign Real Estate Investment Corporation			3,796,000

	Total Preferred Stock (cost $9,979,138)			11,746,171

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Shares	Common Stock (0.1%)			Value

2,900	ASAT Finance, LLC, Stock Warrants (h,i,j)			$0
3,000	Pliant Corporation, Stock Warrants (h,j)			30
3,000	RailAmerica, Inc., Stock Warrants (h,j)			111,000
4,500	TravelCenters of America, Inc., Stock Warrants (h,i,j)			72,450
13,500	TravelCenters of America, Inc., Stock Warrants (h,i,j)			217,350
36,330	TVMAX Holdings, Inc.(h)			36,330

	Total Common Stock (cost $2,733,966)			437,160

Shares	Collateral Held for Securities Loaned (10.9%)	Interest Rate(k)	Maturity Date	Value

76,514,398	Thrivent Financial Securities Lending Trust	4.460%	N/A	$76,514,398

	Total Collateral Held for Securities Loaned
	(cost $76,514,398)			76,514,398

Shares	Short-Term Investments (4.4%)	Interest Rate(k)	Maturity Date	Value

30,829,445	Thrivent Money Market Fund	4.110%	N/A	$30,829,445

	Total Short-Term Investments (at amortized cost)			30,829,445

	Total Investments (cost $688,481,531)			$702,492,120

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Designated as cover for long settling trades.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) Denotes investments purchased on a when-issued basis.

(g) In bankruptcy.

(h) Non-income producing security.

(i) Security is fair valued.

(j) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through January 31, 2006, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of January 31, 2006.

	Acquisition
Security	Date	Cost

ASAT Finance, LLC, Stock Warrants	10/20/1999	$64,123
Pliant Corporation, Stock Warrants	8/22/2000	99,578
RailAmerica, Inc., Stock Warrants	8/9/2000	117,000
TravelCenters of America, Inc., Stock Warrants	11/9/2000	52,066
TravelCenters of America, Inc., Stock Warrants	11/9/2000	156,200

(k) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $22,752,969 and $(8,742,380), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	High Yield Fund II
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (84.2%)	Interest Rate	Maturity Date	Value

Basic Materials (11.7%)
$770,000	Abitibi-Consolidated, Inc.(b)	8.550%	8/1/2010	$754,600
250,000	Ainsworth Lumber Company, Ltd.(c)	8.277	3/30/2006	244,375
560,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	481,600
370,000	Appleton Papers, Inc.	8.125	6/15/2011	365,375
210,000	Appleton Papers, Inc.(b)	9.750	6/15/2014	199,500
580,000	Arch Western Finance, LLC	6.750	7/1/2013	585,800
373,000	BCP Caylux Holdings Luxembourg SCA(b)	9.625	6/15/2014	414,030
310,000	Buckeye Technologies, Inc.(b)	8.000	10/15/2010	299,150
310,000	Buckeye Technologies, Inc.	8.500	10/1/2013	311,550
560,000	Cellu Tissue Holdings, Inc.	9.750	3/15/2010	551,600
570,000	Chaparral Steel Company	10.000	7/15/2013	627,000
580,000	Crystal US Holdings 3, LLC/Crystal
	US Sub 3 Corporation(b,d)	Zero Coupon	10/1/2009	432,100
490,000	Domtar, Inc.	7.125	8/1/2015	406,700
410,000	Equistar Chemicals, LP	10.125	9/1/2008	446,900
425,000	Equistar Chemicals, LP	10.625	5/1/2011	467,500
520,000	Georgia-Pacific Corporation	8.125	5/15/2011	529,100
200,000	Georgia-Pacific Corporation	8.000	1/15/2024	195,000
560,000	Huntsman International, LLC(b)	10.125	7/1/2009	578,900
264,000	Huntsman, LLC	11.500	7/15/2012	302,940
410,000	IMCO Recycling, Inc.	10.375	10/15/2010	451,000
530,000	Ineos Group Holdings plc(e)	8.500	2/15/2016	530,000
290,000	ISP Chemco, Inc.	10.250	7/1/2011	310,300
700,000	ISP Holdings, Inc.	10.625	12/15/2009	738,500
600,000	Ispat Inland ULC(c)	11.280	4/3/2006	622,500
104,000	Ispat Inland ULC	9.750	4/1/2014	119,600
910,000	Lyondell Chemical Company	10.500	6/1/2013	1,026,025
200,000	MacDermid, Inc.	9.125	7/15/2011	211,750
320,000	Massey Energy Company	6.875	12/15/2013	322,800
320,000	Metals USA, Inc.	11.125	12/1/2015	340,800
490,000	Nalco Company(b)	7.750	11/15/2011	499,800
650,000	Nell AF SARL(b)	8.375	8/15/2015	649,188
210,000	Novelis, Inc.	7.250	2/15/2015	198,450
580,000	Ryerson, Inc.	8.250	12/15/2011	574,925
575,000	Southern Copper Corporation	7.500	7/27/2035	575,940
580,000	Steel Dynamics, Inc.	9.500	3/15/2009	609,000
625,000	Stone Container Corporation(b)	8.375	7/1/2012	598,438
560,000	Tronox Worldwide, LLC	9.500	12/1/2012	583,800

	Total Basic Materials			17,156,536

Capital Goods (8.7%)
320,000	Ahern Rentals, Inc.	9.250	8/15/2013	336,000
80,000	Aleris International, Inc.	9.000	11/15/2014	83,600
300,000	Allied Waste North America, Inc.	8.500	12/1/2008	315,375
340,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	352,750
490,000	Amsted Industries, Inc.	10.250	10/15/2011	526,750
The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (84.2%)	Interest Rate	Maturity Date	Value

Capital Goods — continued
$330,000	Builders Firstsource, Inc.(c)	8.582%	2/15/2006	$337,425
810,000	Case New Holland, Inc.	9.250	8/1/2011	866,700
580,000	Consolidated Container Company, LLC(d)	Zero Coupon	6/15/2007	504,600
450,000	Crown Americas, Inc.	7.625	11/15/2013	465,750
450,000	Crown Americas, Inc.	7.750	11/15/2015	466,875
520,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	548,600
610,000	Fastentech, Inc.	11.500	5/1/2011	599,325
380,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	376,200
425,000	Invensys plc(b)	9.875	3/15/2011	435,625
250,000	K&F Acquisition, Inc.	7.750	11/15/2014	254,375
290,000	L-3 Communication Corporation, Convertible	3.000	8/1/2035	297,975
760,000	Legrand SA	10.500	2/15/2013	874,000
460,000	Mueller Group, Inc.	10.000	5/1/2012	487,600
490,000	NationsRent, Inc.	9.500	10/15/2010	536,550
100,000	NationsRent, Inc.	9.500	5/1/2015	106,500
125,000	Owens-Brockway Glass Container, Inc.	7.750	5/15/2011	130,625
700,000	Owens-Brockway Glass Container, Inc.	8.750	11/15/2012	752,500
350,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	368,375
320,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	324,800
560,000	Plastipak Holdings, Inc.	8.500	12/15/2015	574,000
550,000	TransDigm, Inc.	8.375	7/15/2011	577,500
600,000	Trinity Industries, Inc.	6.500	3/15/2014	598,500
610,000	United Rentals North America, Inc.	6.500	2/15/2012	600,850

	Total Capital Goods			12,699,725

Communications Services (16.3%)
610,000	Alamosa Delaware, Inc.	8.500	1/31/2012	661,088
400,000	American Cellular Corporation	10.000	8/1/2011	435,000
660,000	American Tower Corporation	7.125	10/15/2012	684,750
380,000	American Towers, Inc.	7.250	12/1/2011	396,150
340,000	AT&T Corporation	9.050	11/15/2011	374,681
536,841	Calpoint Receivable Structured Trust 2001	7.440	12/10/2006	538,183
339,788	CCH I, LLC	11.000	10/1/2015	279,475
240,000	Centennial Communications Corporation(c)	10.280	4/1/2006	245,400
490,000	Centennial Communications Corporation	8.125	2/1/2014	498,575
330,000	Charter Communications Holdings, LLC	8.625	4/1/2009	244,200
730,000	Charter Communications Holdings, LLC	8.750	11/15/2013	700,800
175,000	Charter Communications Operating, LLC	8.000	4/30/2012	175,000
660,000	Citizens Communications Company	9.250	5/15/2011	726,000
600,000	CSC Holdings, Inc.	7.625	4/1/2011	600,750
679,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	749,446
610,000	Dex Media, Inc.	8.000	11/15/2013	626,775
650,000	Dobson Cellular Systems	9.875	11/1/2012	715,000
450,000	Eircom Funding	8.250	8/15/2013	479,250
160,000	Houghton Mifflin Company	8.250	2/1/2011	166,400
338,000	Houghton Mifflin Company(b)	9.875	2/1/2013	365,040

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (84.2%)	Interest Rate	Maturity Date	Value

Communications Services — continued
$640,000	Insight Midwest, LP/Insight Capital, Inc.	10.500%	11/1/2010	$674,400
500,000	Intelsat Bermuda, Ltd.	8.625	1/15/2015	501,250
610,000	IPCS Escrow Company	11.500	5/1/2012	703,025
700,000	Kabel Deutschland GmbH	10.625	7/1/2014	735,000
690,000	Nextel Communications, Inc.	6.875	10/31/2013	723,434
610,000	Nextel Partners, Inc.	8.125	7/1/2011	654,225
279,000	PanAmSat Corporation	9.000	8/15/2014	293,299
376,000	PanAmSat Holding Corporation(d)	Zero Coupon	11/1/2009	265,080
100,000	PRIMEDIA, Inc.(c)	9.707	2/15/2006	96,625
650,000	PRIMEDIA, Inc.(b)	8.000	5/15/2013	565,500
420,000	Qwest Communications International, Inc.(c)	7.850	2/15/2006	426,300
330,000	Qwest Communications International, Inc.(b)	7.250	2/15/2011	331,650
240,000	Qwest Communications International, Inc.(b)	7.500	2/15/2014	242,400
160,000	Qwest Corporation(c)	7.741	3/15/2006	172,600
840,000	Qwest Corporation	7.875	9/1/2011	888,300
240,000	Qwest Corporation	7.625	6/15/2015	252,300
160,000	R.H. Donnelley Corporation	8.875	1/15/2016	161,800
250,000	Rainbow National Services, LLC	8.750	9/1/2012	267,812
590,000	Rainbow National Services, LLC	10.375	9/1/2014	660,800
240,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	253,800
575,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	623,875
160,000	Rural Cellular Corporation(b)	9.750	1/15/2010	163,200
320,000	Rural Cellular Corporation	9.875	2/1/2010	344,000
157,000	SBA Telecommunications, Inc.(d)	Zero Coupon	12/15/2007	147,580
300,000	Sheridan Group, Inc.	10.250	8/15/2011	308,625
495,000	UbiquiTel Operating Company	9.875	3/1/2011	543,262
390,000	US Unwired, Inc.	10.000	6/15/2012	441,675
410,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	423,325
670,000	Videotron Ltee	6.875	1/15/2014	680,050
540,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	525,150
610,000	XM Satellite Radio, Inc.(c)	9.750	5/1/2006	618,388
660,000	Zeus Special Subsidiary, Ltd.(d)	Zero Coupon	2/1/2010	435,600

	Total Communications Services			23,786,293

Consumer Cyclical (16.8%)
330,000	Allied Security Escrow Corporation	11.375	7/15/2011	313,500
680,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	695,300
330,000	ArvinMeritor, Inc.	8.750	3/1/2012	326,700
800,000	Beazer Homes USA, Inc.(f)	8.625	5/15/2011	839,000
240,000	Blockbuster, Inc.	9.000	9/1/2012	211,200
480,000	Boyd Gaming Corporation	7.750	12/15/2012	500,400
730,000	Buffets, Inc.(b)	11.250	7/15/2010	758,288
490,000	Buhrmann U.S., Inc.	7.875	3/1/2015	480,200
475,000	Caesars Entertainment, Inc.	7.875	3/15/2010	510,031
500,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation(b)	10.125	3/1/2012	537,500

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (84.2%)	Interest Rate	Maturity Date	Value

Consumer Cyclical — continued
$830,000	D.R. Horton, Inc.	4.875%	1/15/2010	$806,229
650,000	Dollarama Group, LP(b)	8.875	8/15/2012	656,500
390,000	Ford Motor Credit Company	7.375	2/1/2011	361,565
570,000	Gaylord Entertainment Company	6.750	11/15/2014	555,750
2,170,000	General Motors Acceptance Corporation	6.875	9/15/2011	2,071,765
640,000	General Motors Acceptance Corporation(b)	8.000	11/1/2031	652,564
380,000	General Motors Corporation(b)	8.375	7/15/2033	281,200
520,000	Group 1 Automotive, Inc.	8.250	8/15/2013	504,400
390,000	Hilton Hotels Corporation	7.625	12/1/2012	421,519
820,000	IAAI Finance Corporation	11.000	4/1/2013	856,900
660,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	628,650
660,000	KB Home	6.250	6/15/2015	636,897
810,000	Kerzner International, Ltd.	6.750	10/1/2015	789,750
800,000	Lear Corporation	8.110	5/15/2009	736,000
1,320,000	MGM MIRAGE(b)	5.875	2/27/2014	1,272,150
840,000	NCL Corporation	10.625	7/15/2014	878,850
530,000	Nebraska Book Company, Inc.	8.625	3/15/2012	492,900
390,000	Penn National Gaming, Inc.(b)	6.875	12/1/2011	396,825
710,000	Poster Financial Group, Inc.	8.750	12/1/2011	740,175
770,000	Rent-Way, Inc.	11.875	6/15/2010	812,350
635,000	TRW Automotive, Inc.	9.375	2/15/2013	690,562
970,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	983,338
350,000	Universal City Development Services	11.750	4/1/2010	389,375
530,000	Universal City Florida Holding Company I/II(c)	9.000	5/1/2006	532,650
110,000	Universal City Florida Holding Company I/II(b)	8.375	5/1/2010	110,275
600,000	VICORP Restaurants, Inc.	10.500	4/15/2011	562,500
280,000	Walt Disney Company, Convertible(b)	2.125	4/15/2023	286,300
600,000	Warnaco, Inc.	8.875	6/15/2013	642,000
843,000	WMG Holdings Corporation(d)	Zero Coupon	12/15/2009	613,282

	Total Consumer Cyclical			24,535,340

Consumer Non-Cyclical (6.3%)
410,000	ACCO Brands Corporation	7.625	8/15/2015	391,038
280,000	Athena Neurosciences Finance, LLC	7.250	2/21/2008	275,800
480,000	Beverly Enterprises, Inc.	7.875	6/15/2014	528,000
320,000	DaVita, Inc.	6.625	3/15/2013	323,200
330,000	DaVita, Inc.(b)	7.250	3/15/2015	332,062
330,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	311,438
490,000	Fisher Scientific International, Inc.	6.125	7/1/2015	490,612
650,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	665,438
855,000	Jostens Holding Corporation(d)	Zero Coupon	12/1/2008	634,838
600,000	Michael Foods, Inc.	8.000	11/15/2013	616,500
400,000	Omnicare, Inc.	6.750	12/15/2013	400,000
140,000	Omnicare, Inc.	6.875	12/15/2015	140,175
410,000	Smithfield Foods, Inc.	8.000	10/15/2009	430,500
160,000	Smithfield Foods, Inc.	7.000	8/1/2011	162,400

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (84.2%)	Interest Rate	Maturity Date	Value

Consumer Non-Cyclical — continued
$720,000	Stater Brothers Holdings, Inc.	8.125%	6/15/2012	$716,400
690,000	Triad Hospitals, Inc.	7.000	5/15/2012	708,112
620,000	US Oncology Holdings, Inc.(c)	9.264	3/15/2006	620,000
380,000	US Oncology, Inc.	9.000	8/15/2012	403,750
210,000	Vanguard Health Holding Company I, LLC(d)	Zero Coupon	10/1/2009	153,300
160,000	Ventas Realty, LP/Ventas Capital Corporation	7.125	6/1/2015	167,400
480,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	481,200
350,000	Warner Chilcott Corporation	8.750	2/1/2015	343,000

	Total Consumer Non-Cyclical			9,295,163

Energy (5.4%)
330,000	Chesapeake Energy Corporation	6.375	6/15/2015	329,175
580,000	Chesapeake Energy Corporation	6.250	1/15/2018	572,750
480,000	Compton Petroleum Corporation	7.625	12/1/2013	489,600
360,000	Denbury Resources, Inc.	7.500	12/15/2015	373,500
466,000	Hanover Equipment Trust	8.500	9/1/2008	482,310
580,000	Harvest Operations Corporation	7.875	10/15/2011	582,900
650,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	650,000
560,000	Ocean Rig Norway AS	8.375	7/1/2013	599,200
490,000	Pioneer Natural Resources Company	5.875	7/15/2016	476,071
570,000	Pride International, Inc.	7.375	7/15/2014	612,750
600,000	SESI, LLC	8.875	5/15/2011	628,500
450,000	Vintage Petroleum, Inc.(b)	7.875	5/15/2011	470,250
350,000	Vintage Petroleum, Inc.	8.250	5/1/2012	374,938
610,000	Western Oil Sands, Inc.	8.375	5/1/2012	684,725
400,000	Whiting Petroleum Corporation	7.250	5/1/2012	408,500
160,000	Whiting Petroleum Corporation	7.000	2/1/2014	160,800

	Total Energy			7,895,969

Financials (1.2%)
591,000	American Financial Group, Inc., Convertible(b,d)	1.486	6/2/2008	268,905
410,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	387,450
280,000	Fairfax Financial Holdings, Ltd., Convertible	5.000	7/15/2023	259,000
400,000	FTI Consulting, Inc.	7.625	6/15/2013	414,000
410,000	Residential Capital Corporation	6.375	6/30/2010	420,278

	Total Financials			1,749,633

Technology (3.8%)
480,000	Avago Technologies Finance Pte., Ltd.(c)	9.910	3/1/2006	486,000
280,000	Electronic Data Systems Corporation, Convertible(b)	3.875	7/15/2023	283,150
280,000	Flextronics International, Ltd., Convertible(b)	1.000	8/1/2010	257,950
330,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	344,850
330,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	348,975
260,000	Intel Corporation, Convertible	2.950	12/15/2035	236,275

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (84.2%)	Interest Rate	Maturity Date	Value

Technology — continued
$600,000	Sanmina-SCI Corporation	10.375%	1/15/2010	$657,750
100,000	Sanmina-SCI Corporation(b)	6.750	3/1/2013	95,500
320,000	SunGard Data Systems, Inc.	9.125	8/15/2013	332,800
650,000	SunGard Data Systems, Inc.	10.250	8/15/2015	653,250
760,000	UGS Corporation	10.000	6/1/2012	836,000
120,000	Unisys Corporation(b)	7.875	4/1/2008	118,800
280,000	Unisys Corporation	8.000	10/15/2012	266,700
600,000	Xerox Corporation	7.625	6/15/2013	637,500

	Total Technology			5,555,500

Transportation (2.3%)
360,000	Hertz Corporation	8.875	1/1/2014	371,700
600,000	Hertz Corporation(b)	10.500	1/1/2016	627,000
214,000	H-Lines Finance Holding Corporation(d)	Zero Coupon	4/1/2008	177,620
410,000	Horizon Lines, LLC	9.000	11/1/2012	433,062
290,000	Piper Jaffray Equipment Trust Securities	7.000	9/10/2013	279,850
580,000	Progress Rail Services Corporation	7.750	4/1/2012	591,600
829,365	United Air Lines, Inc.(g)	7.730	7/1/2010	821,387

	Total Transportation			3,302,219

Utilities (11.7%)
475,000	AES Corporation(b)	8.875	2/15/2011	513,000
500,000	AES Corporation	8.750	5/15/2013	543,750
480,000	AmeriGas Partners, LP	7.250	5/20/2015	481,200
580,000	Calpine Generating Company, LLC(c,g)	10.280	3/1/2006	613,350
587,100	CE Generation, LLC	7.416	12/15/2018	623,659
490,000	Colorado Interstate Gas Company	6.800	11/15/2015	509,115
410,000	Consumers Energy Company(b)	6.300	2/1/2012	406,925
710,000	Dynegy Holdings, Inc.	9.875	7/15/2010	777,450
420,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	422,100
1,150,000	Edison Mission Energy(f)	9.875	4/15/2011	1,334,000
1,005,000	El Paso Corporation(b)	7.375	12/15/2012	1,037,662
230,000	El Paso Corporation	7.800	8/1/2031	241,500
75,000	El Paso Natural Gas Corporation	7.625	8/1/2010	78,987
500,000	Ipalco Enterprises, Inc.(b)	8.625	11/14/2011	553,750
500,000	Midwest Generation, LLC	8.750	5/1/2034	547,500
280,000	Mirant North America, LLC	7.375	12/31/2013	284,900
260,000	Mission Energy Holding Company	13.500	7/15/2008	300,300
825,000	NRG Energy, Inc.	8.000	12/15/2013	919,875
1,130,000	NRG Energy, Inc.(e)	7.375	2/1/2016	1,149,775
170,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	176,800
200,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	199,500

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (84.2%)	Interest Rate	Maturity Date	Value

Utilities — continued
$395,000	Reliant Energy Resources Corporation	6.750%	12/15/2014	$339,700
450,000	SemGroup, LP	8.750	11/15/2015	463,500
550,000	Sonat, Inc.	7.625	7/15/2011	573,375
690,000	Southern Natural Gas Company	7.350	2/15/2031	732,211
610,000	Southern Star Central Corporation	8.500	8/1/2010	649,650
480,000	Targa Resources, Inc.	8.500	11/1/2013	499,200
460,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	497,950
610,000	Williams Companies, Inc.(b)	7.625	7/15/2019	667,950
475,000	Williams Companies, Inc.(b)	7.875	9/1/2021	524,875
410,000	Williams Companies, Inc.	8.750	3/15/2032	487,900

	Total Utilities			17,151,409

	Total Long-Term Fixed Income (cost $121,268,628)			123,127,787

Shares	Preferred Stock (1.5%)			Value

7,000	CenterPoint Energy, Inc., Convertible(h)			233,100
12,500	Goldman Sachs Group, Inc., Convertible(h)			226,138
2,750	Lehman Brothers Holdings, Inc., Convertible(e,h)			177,980
720	NRG Energy, Inc., Convertible(h)			179,460
918	Sovereign Real Estate Investment Corporation			1,340,280

	Total Preferred Stock (cost $2,185,394)			2,156,958

Shares	Common Stock(i)			Value

750	Arcadia Financial, Ltd., Stock Warrants (h,j)			0
735	ICG Communications, Inc., Stock Rights (h,j)			0
500	Unifi Communications, Inc., Stock Warrants (h,j,k)			0

	Total Common Stock (cost $27,847)			0

Shares	Collateral Held for Securities Loaned (13.2%)	Interest Rate(l)	Maturity Date	Value

19,354,608	Thrivent Financial Securities Lending Trust	4.460%	N/A	$19,354,608

	Total Collateral Held for Securities Loaned
	(cost $19,354,608)			19,354,608

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Shares	Short-Term Investments (1.1%)	Interest Rate(l)	Maturity Date	Value

1,556,812	Thrivent Money Market Fund	4.110%	N/A	$1,556,812

	Total Short-Term Investments (at amortized cost)			1,556,812

	Total Investments (cost $144,393,289)			$146,196,165

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) Denotes investments purchased on a when-issued basis.

(f) Designated as cover for long settling trades. (g) In bankruptcy.

(h) Non-income producing security.

(i) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent High Yield Fund II.

(j) Security is fair valued.

(k) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through January 31, 2006, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of January 31, 2006.

	Acquisition
Security	Date	Cost

Unifi Communications, Inc., Stock Warrants	2/14/1997	$6,525

(l) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $3,423,394 and $(1,620,518), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Municipal Bond Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Alabama (0.1%)
$1,000,000	Alabama 21st Century Authority Tobacco Settlement
	Revenue Bonds	5.750%	12/1/2020	$1,043,340

	Total Alabama			1,043,340

Alaska (0.5%)
3,155,000	Alaska Energy Authority Power Revenue Refunding Bonds
	(Bradley Lake) (Series 5) (FSA Insured)	5.000	7/1/2021	3,255,613
3,075,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Revenue Bonds	6.200	6/1/2022	3,205,626

	Total Alaska			6,461,239

Arizona (0.9%)
780,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	4.250	6/1/2006	782,395
815,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	4.500	6/1/2007	826,826
975,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2011	1,037,673
1,020,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2012	1,087,034
1,000,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2017	1,053,310
1,200,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2018	1,244,688
500,000	Glendale, Arizona Industrial Development Authority
	(Midwestern University) (Series A)	5.750	5/15/2021	544,075
2,000,000	Phoenix, Arizona Industrial Development Authority
	Government Office Lease Revenue Bonds (Capital Mall
	Project) (AMBAC Insured)(b)	5.375	9/15/2020	2,157,620
25,000	Phoenix, Arizona Industrial Development Authority
	Single Family Mortgage Revenue Bonds (Series 1A)
	(GNMA/FNMA/FHLMC Insured)	5.875	6/1/2016	25,295
1,285,000	Pima County, Arizona Industrial Development Authority
	Multifamily Bonds (La Hacienda Project)
	(GNMA/FHA Insured)	7.000	12/20/2031	1,384,009
1,000,000	Pinal County, Arizona Unified School District #43
	Apache Junction Bonds (Series A) (FGIC Insured)(b)	5.800	7/1/2011	1,020,770
500,000	Yavapai County, Arizona Hospital Revenue Bonds (Yavapai
	Regional Medical Center) (Series A)	6.000	8/1/2033	529,650

	Total Arizona			11,693,345

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Arkansas (1.0%)
$560,000	Arkansas Housing Development Agency Single Family
	Mortgage Revenue Bonds (FHA Insured)(b)	8.375%	7/1/2010	$619,959
2,400,000	Arkansas State Community Water System Public Water
	Authority Revenue Bonds (Series B) (MBIA Insured)	5.000	10/1/2023	2,496,264
5,000,000	Arkansas State Development Finance Authority Revenue
	Bonds (Series B) (FSA insured)	5.000	11/1/2025	5,271,850
3,000,000	Jonesboro, Arkansas Residential Housing and Health Care
	Facilities Revenue Bonds (St. Bernards Regional Medical
	Center) (AMBAC Insured)	5.800	7/1/2011	3,087,270
875,000	Pope County, Arkansas Pollution Control Revenue Bonds
	(Arkansas Power and Light Company Project) (FSA Insured)	6.300	12/1/2016	884,284

	Total Arkansas			12,359,627

California (10.5%)
3,950,000	Anaheim, California Public Financing Authority Lease
	Revenue Bonds (Public Improvements Project) (Series A)
	(FSA Insured)	6.000	9/1/2024	4,714,404
5,000,000	California Infrastructure & Economic Bank Revenue Bonds
	(Bay Area Toll Bridges) (1st Lien-A)	5.000	7/1/2025	5,262,050
105,000	California Rural Home Mortgage Finance Authority Single
	Family Mortgage Revenue Bonds (Series D)
	(GNMA/FNMA Insured)(Subject to ‘AMT’)	7.100	6/1/2031	105,580
5,000,000	California State Department of Water Resources Supply
	Revenue Bonds (Series A) (AMBAC Insured)(b)	5.375	5/1/2018	5,558,800
2,000,000	California State General Obligation Bonds
	(AMBAC Insured)	6.300	9/1/2010	2,243,900
3,000,000	California State Public Works Board Lease Revenue Bonds
	(Department of Corrections State Prison)	7.400	9/1/2010	3,456,540
4,000,000	California State Public Works Board Lease Revenue Bonds
	(UCLA Replacement Hospital) (Series A) (FSA Insured)	5.375	10/1/2015	4,377,320
1,500,000	California State Revenue General Obligation Bonds	7.000	8/1/2006	1,527,585
2,000,000	California State Revenue General Obligation Bonds	5.250	11/1/2021	2,141,580
10,000,000	California State Revenue General Obligation Bonds	5.250	4/1/2029	10,591,000
10,000,000	California State University Revenue Bonds
	(MBIA Insured) (Series C)	5.000	11/1/2030	10,470,700
1,000,000	California State Unrefunded Balance General
	Obligation Bonds	5.250	12/1/2019	1,063,810
300,000	California State Unrefunded General Obligation Bonds
	(MBIA Insured)	6.000	8/1/2016	304,116
2,000,000	California State Veterans General Obligation Revenue
	Bonds (FGIC) (Series AT)	9.500	2/1/2010	2,418,800
105,000	Central Valley Financing Authority Cogeneration Project
	Revenue Bonds (Carson Ice-Gen Project)	6.000	7/1/2009	105,162
4,030,000	Contra Costa County, California Home Mortgage Revenue
	Bonds (GNMA Insured) (Escrowed to Maturity)(b)	7.500	5/1/2014	5,027,989

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

California — continued
$5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(b)	7.050%	1/1/2009	$5,522,050
5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(b)	7.100	1/1/2011	5,773,600
6,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(b)	7.150	1/1/2013	6,939,240
7,145,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(b)	7.150	1/1/2014	8,263,478
420,000	Golden West Schools Financing Authority California
	Revenue Bonds (Series A) (MBIA Insured)	5.800	2/1/2022	499,871
3,015,000	Los Angeles, California Department of Water & Power
	Waterworks Revenue Bonds	5.000	7/1/2025	3,169,036
2,385,000	Orange County, California Recovery Certificates Of
	Participation Bonds (Series A) (MBIA Insured)(b)	5.800	7/1/2016	2,459,078
5,000,000	Pittsburg, California Redevelopment Agency Tax
	Allocation Bonds (Los Medanos Community
	Development Project) (AMBAC Insured)	Zero Coupon	8/1/2024	2,132,900
4,200,000	Pomona, California Single Family Mortgage
	Revenue Bonds (Series A) (GNMA/FNMA Insured)(b)	7.600	5/1/2023	5,418,336
1,500,000	San Bernardino County, California Single Family
	Mortgage Revenue Bonds (Series A) (GNMA Insured)(b)	7.500	5/1/2023	1,921,695
1,500,000	San Francisco, California Bay Area Rapid Transit
	District Sales Tax Revenue Bonds (AMBAC Insured)	6.750	7/1/2010	1,706,145
15,000,000	San Joaquin Hills Transportation Corridor Agency,
	California Toll Road Revenue Bonds(b)	7.650	1/1/2013	16,512,602
2,760,000	San Jose, California Redevelopment Agency Tax
	Allocation Bonds (Series A) (MBIA Insured)	5.000	8/1/2025	2,893,943
10,000,000	Southern California Public Power Authority Power
	Project Revenue Bonds (Magnolia Power Project)
	(Series A) (2003-1) (AMBAC Insured)	5.000	7/1/2036	10,351,900

	Total California			132,933,210

Colorado (5.4%)
5,000,000	Colorado Department of Transportation Revenue Bonds
	(Series A) (FGIC insured)	5.000	12/15/2016	5,404,850
2,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Bromley East Project) (Series A)(b)	7.250	9/15/2030	2,361,440
570,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2021	579,901
1,280,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2030	1,301,082
2,825,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Classical Academy)(b)	7.250	12/1/2030	3,369,067
660,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Pinnacle Charter School Project)(b)	5.250	12/1/2011	689,126

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Colorado — continued
$1,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(b)	5.750%	6/1/2016	$1,104,860
750,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(b)	6.125	6/1/2021	842,182
6,250,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(b)	6.250	6/1/2031	7,055,750
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.250	12/1/2010	1,092,780
5,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.800	12/1/2020	5,684,250
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.500	9/1/2020	1,101,270
500,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.600	9/1/2025	548,685
210,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-2) (Subject to ‘AMT’)	7.450	10/1/2016	214,131
130,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-3)	7.250	4/1/2010	132,833
840,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series B-3)	6.700	8/1/2017	867,157
105,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series C-3) (FHA/VA Insured)	7.150	10/1/2030	106,604
65,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series A-3)	7.000	11/1/2016	65,356
855,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series D-2) (Subject to ‘AMT’)	6.350	11/1/2029	889,927
70,000	Colorado Water Resources and Power Development
	Authority Clean Water Revenue Unrefunded Bonds
	(Series A) (FSA Insured)	6.250	9/1/2013	70,172
3,525,000	Colorado Water Resources and Power Development
	Authority Small Water Resources Revenue Bonds
	(Series A) (FGIC Insured)	5.250	11/1/2021	3,782,995
5,000,000	Denver, Colorado City and County Airport
	Revenue Bonds (Series A)	5.000	11/15/2022	5,268,650
6,000,000	Denver, Colorado City and County Bonds	5.600	10/1/2029	6,634,800
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2010	206,782
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2011	206,980
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A) (ACA/CBI Insured)	6.250	12/1/2016	2,125,920
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2007	1,807,728

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Colorado — continued
$1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2008	$1,735,001
1,885,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	12/1/2008	1,698,423
3,000,000	Larimer County, Colorado School District # R 1
	Poudre Valley (MBIA/IBC Insured)	7.000%	12/15/2016	3,792,780
4,000,000	Northwest Parkway Public Highway Authority,
	Colorado Capital Appreciation Revenue Bonds
	(Series C) (AMBAC Insured)(c)	Zero Coupon	6/15/2011	3,427,880
3,500,000	Regional Transportation District, Colorado, Sales Tax
	Revenue Bonds (Series B) (AMBAC Insured)(b)	5.500	11/1/2021	3,883,810

	Total Colorado			68,053,172

Connecticut (0.5%)
2,000,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series W)	5.125	7/1/2027	2,086,560
4,000,000	Connecticut State Special Tax Obligation Revenue Bonds
	(Transportation Infrastructure) (Series B)	6.500	10/1/2010	4,478,880

	Total Connecticut			6,565,440

District of Columbia (0.6%)
7,570,000	District of Columbia Tobacco Settlement Financing
	Corporation Revenue Bonds	6.250	5/15/2024	8,016,630

	Total District of Columbia			8,016,630

Florida (1.5%)
588,000	Brevard County, Florida Housing Finance Authority
	Homeowner Mortgage Revenue Bonds (Series B)
	(GNMA Insured)	6.500	9/1/2022	593,568
1,350,000	Clay County, Florida Housing Finance Authority Single
	Family Mortgage Revenue Bonds (GNMA/FNMA Insured)
	(Subject to ‘AMT’)	6.000	4/1/2029	1,373,625
750,000	Florida Intergovernmental Finance Commission Capital
	Revenue Bonds(b)	5.125	5/1/2021	807,150
620,000	Florida State Board of Education Capital Outlay
	Unrefunded General Obligation Bonds (MBIA Insured)	9.125	6/1/2014	780,927
1,520,000	Florida State Revenue Bonds (Jacksonville Transportation)	5.000	7/1/2019	1,568,108
2,000,000	Highlands County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health System/Sunbelt, Inc.)
	(Series A)	6.000	11/15/2031	2,161,280
1,500,000	Jacksonville, Florida Health Facilities Authority
	Revenue Bonds (Series C)(b)	5.750	8/15/2015	1,634,430
1,145,000	Leon County, Florida Educational Facilities Authority
	Certificates of Participation(b)	8.500	9/1/2017	1,600,447

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Florida — continued
$105,000	Manatee County, Florida Housing Finance Authority
	Single Family Mortgage Revenue Bonds (Series 1)
	(GNMA/FNMA/ FHLMC Insured) (Subject to ‘AMT’)	7.200%	5/1/2028	$107,504
1,320,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health Systems)(b)	5.750	11/15/2008	1,403,807
1,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health Systems)(b)	5.850	11/15/2010	1,102,150
2,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Orlando Regional Healthcare System)
	(Series A) (MBIA Insured)	6.250	10/1/2018	2,393,500
765,000	Orange County, Florida Housing Finance Authority
	Homeowner Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900	9/1/2028	774,203
2,500,000	Orlando, Florida Utilities Community Water & Electric
	Revenue Bonds	5.250	10/1/2019	2,701,825
220,000	Palm Beach County, Florida Housing Finance Authority
	Single Family Homeowner Revenue Bonds (Series A-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900	10/1/2027	222,647

	Total Florida			19,225,171

Georgia (2.9%)
6,900,000	Bibb County, Georgia Authority Environmental Input
	Revenue Bonds	4.850	12/1/2009	7,025,304
2,000,000	Brunswick, Georgia Water and Sewer Revenue Refunding
	Bonds (MBIA Insured)	6.000	10/1/2011	2,153,980
1,500,000	Brunswick, Georgia Water and Sewer Revenue Refunding
	Bonds (MBIA Insured)	6.100	10/1/2019	1,783,725
1,560,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (C/O Memorial Medical Center)	5.750	1/1/2029	1,671,368
1,000,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (Memorial Health University Medical Center)	6.125	1/1/2024	1,084,590
5,000,000	Cherokee County, Georgia Water and Sewer Authority
	Revenue Refunding Bonds (MBIA Insured)	5.500	8/1/2018	5,665,250
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2009	1,086,170
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2010	1,109,520
2,000,000	Georgia State General Obligation Bonds (Series B)	5.650	3/1/2012	2,225,420
3,500,000	Georgia State General Obligation Bonds (Series D)	5.000	8/1/2012	3,781,505
2,500,000	Milledgeville-Balswin County, Georgia Development
	Authority Revenue Bonds	5.500	9/1/2024	2,626,750
5,000,000	Rockdale County, Georgia Water and Sewer Authority
	Revenue Bonds (Series A) (MBIA Insured)(b)	5.500	7/1/2025	5,419,400
1,500,000	Savannah, Georgia Economic Development Authority
	Student Housing Revenue Bonds (State University
	Project) (Series A)(ACA Insured)	6.750	11/15/2020	1,654,245

	Total Georgia			37,287,227

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Hawaii (1.8%)
$7,330,000	Hawaii State Highway Revenue Bonds	5.500%	7/1/2018	$8,404,871
1,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured)(b)	5.250	9/1/2024	1,084,780
10,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured)	5.250	3/1/2027	10,643,100
2,555,000	Honolulu, Hawaii City & County Revenue Bonds
	(Unrefunded Balance) (Series A) (FGIC Insured)	6.250	4/1/2014	2,984,700

	Total Hawaii			23,117,451

Idaho (0.4%)
1,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2007	961,060
3,115,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2010	2,647,096
2,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2011	1,627,780

	Total Idaho			5,235,936

Illinois (8.9%)
2,000,000	Broadview, Illinois Tax Increment Tax Allocation Bonds	5.250	7/1/2012	2,065,380
1,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.375	7/1/2015	1,029,890
10,000,000	Chicago, Illinois Capital Appreciation City Colleges
	General Obligation Bonds (FGIC Insured)	Zero Coupon	1/1/2024	4,443,800
3,000,000	Chicago, Illinois Lakefront Millennium Project
	General Obligation Bonds (MBIA Insured)(c)	Zero Coupon	7/1/2006	3,190,470
2,500,000	Chicago, Illinois O’Hare International Airport
	Revenue Bonds (Series A) (FGIC Insured)	5.000	1/1/2033	2,582,800
40,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series A) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.250	9/1/2028	40,427
375,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.050	10/1/2030	374,771
200,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.000	3/1/2032	206,570
7,200,000	Chicago, Illinois Tax Increment Capital Appreciation
	Tax Allocation Bonds (Series A) (ACA Insured)	Zero Coupon	11/15/2014	4,634,208
1,000,000	Cook County, Illinois Community Consolidated
	School District #15 Palatine Capital Appreciation
	General Obligation Bonds (FGIC Insured)	Zero Coupon	12/1/2014	692,860
2,500,000	Cook County, Illinois General Obligation Bonds
	(Series A) (MBIA Insured)	6.250	11/15/2011	2,837,375
1,250,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2011	1,555,175

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Illinois — continued
$1,565,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500%	12/1/2014	$2,087,084
1,815,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2016	2,519,111
1,000,000	Du Page County, Illinois General Obligation Bonds
	(Stormwater Project)	5.600	1/1/2021	1,132,950
1,710,000	Du Page, Cook & Will Counties, Illinois Community
	College District Number 502	5.000	1/1/2017	1,824,006
1,000,000	Illinois Development Finance Authority Revenue Bonds
	(Midwestern University) (Series B)	6.000	5/15/2021	1,097,430
1,000,000	Illinois Development Finance Authority Revenue Bonds
	(Midwestern University) (Series B)	6.000	5/15/2026	1,089,970
4,900,000	Illinois Educational Facilities Authority Revenue Bonds
	(Northwestern University)	5.250	11/1/2032	5,323,997
1,000,000	Illinois Educational Facilities Authority Student
	Housing Revenue Bonds (University Center Project)	6.625	5/1/2017	1,116,650
380,000	Illinois Health Facilities Authority Prerefunded
	Revenue Bonds (Series B) (MBIA/IBC Insured)	5.250	8/15/2018	401,455
1,600,000	Illinois Health Facilities Authority Revenue Bonds
	(Bethesda Home and Retirement)(Series A)	6.250	9/1/2014	1,686,176
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Centegra Health Systems)	5.250	9/1/2018	2,036,520
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Lutheran General Health Care Facilities) (FSA Insured)	6.000	4/1/2018	2,302,080
2,500,000	Illinois Health Facilities Authority Revenue Bonds
	(Passavant Memorial Area Hospital Association)	6.000	10/1/2024	2,703,625
1,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Riverside Health System)(b)	6.850	11/15/2029	1,154,290
4,180,000	Illinois Health Facilities Authority Revenue Bonds
	(Rush-Presbyterian-St. Lukes) (Series A) (MBIA Insured)	5.250	11/15/2014	4,380,556
3,980,000	Illinois Health Facilities Authority Revenue Bonds
	(Swedish American Hospital)(b)	6.875	11/15/2030	4,486,216
4,655,000	Illinois Health Facilities Authority Revenue Bonds
	(Thorek Hospital and Medical Center)	5.250	8/15/2018	4,760,250
2,120,000	Illinois Health Facilities Authority Unrefunded Revenue
	Bonds (Series B) (MBIA/IBC Insured)	5.250	8/15/2018	2,208,637
7,900,000	Illinois State Sales Tax Revenue Bonds (Second Series)	5.750	6/15/2018	9,221,117
3,065,000	Illinois State Sales Tax Revenue Bonds (Series L)	7.450	6/15/2012	3,705,677
3,035,000	McHenry County, Illinois Community High School
	District #157 General Obligation Bonds (FSA Insured)	9.000	12/1/2017	4,446,396
4,000,000	McLean County, Illinois Bloomington – Normal Airport
	Central Illinois Regional Authority Revenue Bonds
	(Subject to ‘AMT’)	6.050	12/15/2019	4,026,920
1,410,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (FGIC Insured)	5.250	12/15/2028	1,467,598

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Illinois — continued
$1,115,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A)(b)	5.500%	6/15/2015	$1,262,225
885,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	5.500	6/15/2015	995,174
17,505,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	Zero Coupon	6/15/2020	9,380,229
3,100,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	6/15/2024	1,361,613
2,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	12/15/2024	859,000
7,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series B) (MBIA Insured)(c)	Zero Coupon	6/15/2012	5,543,020
3,000,000	Regional Transportation Authority, Illinois Revenue
	Bonds (Series A) (FGIC Insured)	6.700	11/1/2021	3,702,900

	Total Illinois			111,936,598

Indiana (1.1%)
2,665,000	Avon, Indiana Community School Building Corporation
	Revenue Bonds Unrefunded Balance (First Mortgage)
	(AMBAC Insured)(b)	5.250	1/1/2022	2,738,501
700,000	Ball State University, Indiana University Student Fee
	Revenue Bonds (Series K) (FGIC Insured)	5.750	7/1/2020	766,591
1,250,000	East Chicago, Indiana Elementary School Building
	Corporation Revenue Bonds	6.250	1/5/2016	1,409,988
180,000	Indiana State Housing Authority Single Family Mortgage
	Revenue Bonds (Series C-2) (GNMA Insured)	5.250	7/1/2017	183,177
250,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A)	6.800	12/1/2016	295,938
570,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (AMBAC Insured)(b)	5.750	6/1/2012	631,229
985,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (MBIA/IBC Insured)(b)	7.250	6/1/2015	1,124,466
3,565,000	Indiana Transportation Finance Authority Highway
	Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured)	7.250	6/1/2015	4,295,896
2,120,000	Purdue University, Indiana Revenue Bonds (Student Fees)
	(Series L)	5.000	7/1/2020	2,219,174

	Total Indiana			13,664,960

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Iowa (0.8%)
$2,085,000	Coralville, Iowa Urban Renewal Revenue Bonds Annual
	Appropriation (Tax Increment-H2)	5.000%	6/1/2011	$2,152,721
3,125,000	Coralville, Iowa Urban Renewal Revenue Bonds Annual
	Appropriation (Tax Increment-H2)	5.000	6/1/2021	3,201,062
4,500,000	Iowa Finance Authority Health Care Facilities Revenue
	Bonds (Genesis Medical Center)	6.250	7/1/2025	4,867,740

	Total Iowa			10,221,523

Kansas (1.0%)
1,255,000	Kansas City, Kansas Utility System Capital
	Appreciation Revenue Bonds (AMBAC Insured)(b)	Zero Coupon	3/1/2007	1,209,958
920,000	Kansas City, Kansas Utility System Capital
	Appreciation Unrefunded Revenue Bonds
	(AMBAC Insured)	Zero Coupon	3/1/2007	887,920
1,000,000	Kansas State Development Finance Authority
	Health Facilities Revenue Bonds (Stormont Vail
	Healthcare) (Series K)	5.375	11/15/2024	1,061,820
2,000,000	Olathe, Kansas Health Facilities Revenue Bonds
	(Olathe Medical Center Project) (Series A)
	(AMBAC Insured)	5.500	9/1/2025	2,102,080
385,000	Sedgwick and Shawnee Counties, Kansas Single Family
	Mortgage Revenue Bonds (Series A-2) (GNMA Insured)	6.700	6/1/2029	397,212
2,300,000	University of Kansas Hospital Authority Health
	Facilities Revenue Bonds	5.500	9/1/2022	2,436,321
4,350,000	Wyandotte County/Kansas City, Kansas Unified
	Government Special Obligation Revenue Bonds
	(2nd Lien-B)	5.000	12/1/2020	4,454,400

	Total Kansas			12,549,711

Kentucky (0.4%)
5,345,000	Kentucky State Turnpike Authority Economic
	Development Revenue Bonds
	(Revitalization Project) (FGIC Insured)	Zero Coupon	1/1/2010	4,616,797

	Total Kentucky			4,616,797

Louisiana (1.7%)
850,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series A-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	12/1/2030	888,318
335,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series D-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	6/1/2026	342,594
525,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series A-2) (GNMA/FNMA/
	FHLMC Insured) (Subject to ‘AMT’)	7.800	12/1/2026	547,428

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Louisiana — continued
$395,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.050%	6/1/2031	$410,918
3,000,000	Louisiana Public Facilities Authority Hospital Revenue
	Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)	8.625	12/1/2030	3,679,770
6,500,000	New Orleans, Louisiana General Obligation Bonds
	(AMBAC Insured)	Zero Coupon	9/1/2012	4,945,070
3,000,000	Orleans Parish, Louisiana School Board
	Administration Offices Revenue Bonds
	(MBIA Insured)(b)	8.950	2/1/2008	3,319,050
2,605,000	Regional Transportation Authority, Louisiana Sales Tax
	Revenue Bonds (Series A) (FGIC Insured)	8.000	12/1/2012	3,248,461
4,200,000	Tobacco Settlement Financing Corporation, Louisiana
	Revenue Bonds (Series 2001-B)	5.500	5/15/2030	4,375,392

	Total Louisiana			21,757,001

Maryland (0.9%)
1,250,000	Frederick County, Maryland Educational Facilities
	Revenue Bonds (Mount Saint Mary’s College) (Series A)	5.750	9/1/2025	1,304,612
1,890,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief)	7.200	4/1/2025	2,056,169
1,550,000	Maryland State Economic Development Corporation
	Student Housing Revenue Bonds (Sheppard Pratt)
	(ACA Insured)	6.000	7/1/2033	1,630,708
1,000,000	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (University of Maryland
	Medical System)	6.000	7/1/2022	1,091,990
4,500,000	Morgan State University, Maryland Academic and
	Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)	6.050	7/1/2015	5,104,485
60,000	Prince George’s County, Maryland Housing Authority
	Single Family Mortgage Revenue Bonds (Series A)
	(GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)	7.400	8/1/2032	60,479
425,000	Westminster, Maryland Education Facilities Revenue
	Bonds (McDaniel College)	5.500	4/1/2027	444,720

	Total Maryland			11,693,163

Massachusetts (1.8%)
5,000,000	Massachusetts Bay Transportation Authority Sales Tax
	Revenue Bonds (Series B) (MBIA Insured)	5.500	7/1/2025	5,820,300
4,935,000	Massachusetts State Construction Lien General
	Obligation Bonds (Series A) (FGIC-TCRS)	5.250	1/1/2013	5,388,132
725,000	Massachusetts State Development Finance Agency
	Revenue Bonds (Devens Electric Systems)	5.625	12/1/2016	775,119
2,000,000	Massachusetts State General Obligation Bonds
	(Series B)(b)	6.500	8/1/2008	2,133,260

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Massachusetts — continued
$2,500,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Daughters of Charity)
	(Series D)(b)	6.100%	7/1/2014	$2,530,275
1,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Partners Healthcare System)
	(Series C)	6.000	7/1/2016	1,112,730
3,000,000	Massachusetts State School Building Authority Dedicated
	Sales Tax Revenue Bonds (Series A) (MBIA Insured)	5.000	8/15/2027	3,146,040
1,170,000	Westfield, Massachusetts General Obligation Bonds
	(FGIC Insured)(b)	6.500	5/1/2014	1,320,801

	Total Massachusetts			22,226,657

Michigan (2.7%)
545,000	Chelsea, Michigan Economic Development Corporation
	Obligation Revenue Bonds (United Methodist Retirement) 4.900		11/15/2006	542,155
2,000,000	East Lansing, Michigan Building Authority General
	Obligation Bonds	5.700	4/1/2020	2,350,500
1,500,000	Livonia, Michigan Public Schools School District
	General Obligation Bonds (FGIC Insured)(b)	Zero Coupon	5/1/2009	1,330,080
1,380,000	Michigan Public Power Agency Revenue Bonds
	(Combustion Turbine #1 Project) (Series A)
	(AMBAC Insured)	5.250	1/1/2016	1,485,004
45,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Detroit Medical Center)	8.125	8/15/2012	45,114
2,825,000	Michigan State Hospital Finance Authority Revenue
	Bonds (MBIA Insured)(b)	5.375	8/15/2014	3,120,636
175,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Series P) (MBIA Insured)(b)	5.375	8/15/2014	182,443
2,750,000	Michigan State Hospital Finance Authority Revenue
	Refunding Bonds (Crittenton Hospital) (Series A)	5.500	3/1/2022	2,894,568
5,000,000	Michigan State Trunk Line Fund Revenue Bonds
	(FSA Insured)	5.000	11/1/2022	5,325,100
4,500,000	Rochester, Michigan Community School District
	(MBIA Insured)	5.000	5/1/2019	4,929,750
3,320,000	Sault Ste. Marie, Michigan Chippewa Indians Housing
	Authority (Tribal Health and Human Services Center)	7.750	9/1/2012	3,323,851
2,000,000	St. Clair County, Michigan Economic Development
	Corporation Revenue Bonds (Detroit Edison) (Series AA)
	(AMBAC Insured)	6.400	8/1/2024	2,173,060
990,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation(b)	6.550	7/1/2014	1,111,107
690,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation(b)	8.375	7/1/2030	823,860

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Michigan — continued
$1,000,000	Trenton, Michigan Building Authority General
	Obligation Bonds (AMBAC Insured)(b)	5.600%	10/1/2019	$1,099,860
3,560,000	Wayne State University, Michigan University Revenue
	Bonds (FGIC Insured)	5.125	11/15/2029	3,731,022

	Total Michigan			34,468,110

Minnesota (4.2%)
750,000	Chaska, Minnesota Electric Revenue Bonds (Refining
	Generating Facilities) (Series A)	5.250	10/1/2025	797,865
800,000	Minneapolis and St. Paul, Minnesota Housing &
	Redevelopment Authority Healthcare System
	(Healthpartners Obligation Group Project)	6.000	12/1/2021	878,928
2,030,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds	5.000	1/1/2022	2,103,750
7,800,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds
	(Series A) (AMBAC Insured)	5.000	1/1/2035	8,048,742
1,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured)	5.125	1/1/2020	1,053,780
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured)	5.000	1/1/2031	5,181,650
7,685,000	Minneapolis, Minnesota Community Development
	Agency Tax Increment Revenue Bonds
	(MBIA Insured)	Zero Coupon	3/1/2009	6,858,786
4,915,000	Minnesota Agricultural and Economic Development
	Board Health Care System Revenue Bonds
	Pre-refunded (Fairview Hospital) (Series A)
	(MBIA Insured)(b)	5.750	11/15/2026	5,221,401
85,000	Minnesota Agricultural and Economic Development
	Board Health Care System Revenue Bonds Unrefunded
	Balance (Fairview Hospital) (Series A) (MBIA Insured)	5.750	11/15/2026	89,871
3,750,000	Minnesota Higher Education Facilities Authority Revenue
	Bonds (Augsburg College) (Series 4-F1)(b)	6.250	5/1/2023	3,852,188
1,000,000	Minnesota Higher Education Facilities Authority Revenue
	Bonds (College of Art and Design) (Series 5-D)	6.625	5/1/2020	1,081,190
530,000	Minnesota Higher Education Facilities Authority Revenue
	Bonds (University of St. Thomas) (Series 5-Y)	5.250	10/1/2019	572,024
3,620,000	Minnesota State General Obligation Bonds	5.250	8/1/2017	3,862,287
1,000,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)	6.000	11/1/2021	1,071,040
1,300,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)	6.000	11/1/2026	1,379,378
2,040,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)	6.000	11/1/2031	2,159,503
2,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds	5.250	7/1/2030	2,072,800

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Minnesota — continued
$1,690,000	St. Paul, Minnesota Housing and Redevelopment
	Authority Lease Parking Facilities Revenue Bonds
	(Rivercentre Parking Ramp)	6.000%	5/1/2013	$1,804,498
5,000,000	White Earth Band of Chippewa Indians, Minnesota
	Revenue Bonds (Series A) (ACA Insured)	7.000	12/1/2011	5,334,850

	Total Minnesota			53,424,531

Missouri (1.3%)
785,000	Missouri State Development Finance Board Infrastructure
	Facilities Revenue Bonds (Eastland Center Project Phase II
	Series B)	5.875	4/1/2017	824,917
500,000	Missouri State Development Finance Board Infrastructure
	Facilities Revenue Bonds (Eastland Center Project Phase II
	Series B)	6.000	4/1/2021	529,540
1,000,000	Missouri State Environmental Improvement and Energy
	Resources Authority Water Pollution Revenue Bonds
	(Series A)	5.250	1/1/2018	1,081,690
2,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds	5.000	5/15/2020	2,624,825
3,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Barnes
	Jewish, Inc. Christian) (Series A)	5.250	5/15/2014	3,258,480
1,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Lake
	Regional Health Securities Project)	5.600	2/15/2025	1,566,990
1,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Saint
	Anthony’s Medical Center)(b)	6.250	12/1/2030	1,129,100
655,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)	6.500	2/15/2021	672,482
1,345,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)(b)	6.500	2/15/2021	1,373,380
220,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.450	9/1/2031	224,279
240,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured)	6.550	9/1/2028	251,630
350,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.150	3/1/2032	365,568
2,000,000	St. Charles County, Missouri Francis Howell School
	District General Obligation Bonds (Series A)	5.250	3/1/2018	2,231,460

	Total Missouri			16,134,341

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Montana (1.1%)
$45,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-1)	6.000%	6/1/2016	$45,546
165,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-2) (Subject to ‘AMT’)	6.250	6/1/2019	167,348
2,385,000	Montana State Board of Investment Refunded Balance	6.875	6/1/2020	2,569,384
775,000	Montana State Board of Investment Refunded Revenue
	Bonds (1996 Payroll Tax) (MBIA Insured)(b)	6.875	6/1/2020	834,915
1,240,000	Montana State Board of Investment Refunded Revenue
	Bonds (Payroll Tax) (MBIA Insured)(b)	6.875	6/1/2020	1,335,864
1,165,000	Montana State Board of Regents Revenue Bonds
	(Higher Education-University of Montana) (Series F)
	(MBIA insured)	5.750	5/15/2016	1,277,190
175,000	Montana State Board of Regents Revenue Bonds
	(Higher Education-University of Montana) (Series F)
	(MBIA insured)(b)	5.750	5/15/2016	194,061
3,000,000	Montana State Health Facilities Authority Revenue
	Bonds (Hillcrest Senior Living Project)(b)	7.375	6/1/2030	3,484,770
3,860,000	Montana State Hospital Finance Authority Revenue
	Refunding Bonds	5.250	6/1/2018	4,111,402

	Total Montana			14,020,480

Nebraska (1.2%)
2,500,000	Nebraska Public Power District Revenue Bonds (Series B)
	(AMBAC Insured)	5.000	1/1/2013	2,690,200
3,455,000	Omaha, Nebraska Public Power District Revenue Bonds
	(Series B)(b)	6.150	2/1/2012	3,795,456
1,675,000	Omaha, Nebraska Special Assessment Bonds (Riverfront
	Redevelopment Project) (Series A)	5.500	2/1/2015	1,840,674
6,000,000	University of Nebraska Revenue Bonds (Lincoln Student
	Fees & Facilities) (Series B)	5.000	7/1/2023	6,312,420

	Total Nebraska			14,638,750

Nevada (0.2%)
2,500,000	Washoe County, Nevada General Obligation Bonds
	(Reno-Sparks Convention) (Series A) (FSA Insured)(b)	6.400	7/1/2029	2,769,500

	Total Nevada			2,769,500

New Hampshire (0.1%)
1,100,000	New Hampshire State Turnpike System Revenue Bonds
	(Series C) (FGIC Insured)(b,d)	10.245	2/16/2006	1,200,562

	Total New Hampshire			1,200,562

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

New Jersey (2.0%)
$1,250,000	East Orange, New Jersey General Obligation Bonds
	(FSA Insured)	8.400%	8/1/2006	$1,281,250
2,000,000	Hudson County, New Jersey Certificate Of Participation
	Department of Finance and Administration
	(MBIA Insured)	6.250	12/1/2015	2,344,820
4,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2017	4,463,440
1,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2018	1,118,490
820,000	New Jersey State Transit Corporation Certificate of
	Participation Bonds (FSA Insured)(b)	6.375	10/1/2006	837,122
3,955,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured)(b)	6.500	1/1/2016	4,642,339
745,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured)	6.500	1/1/2016	871,739
5,000,000	New Jersey Transportation Trust Fund Authority Revenue
	Bonds (Transportation System) (Series A) (FSA Insured)	5.500	12/15/2016	5,632,000
2,195,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured)(b)	Zero Coupon	12/15/2007	2,060,359
2,595,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured)(b)	Zero Coupon	12/15/2009	2,257,157

	Total New Jersey			25,508,716

New Mexico (1.5%)
3,315,000	Alamogordo, New Mexico Hospital Revenue Bonds
	(Gerald Champion Memorial Hospital Project)	5.300	1/1/2013	3,408,185
1,300,000	Farmington, New Mexico Utility System Revenue Bonds
	(AMBAC Insured)(b)	9.875	1/1/2008	1,395,953
3,500,000	Jicarilla, New Mexico Apache Nation Revenue Bonds
	(Series A)	5.500	9/1/2023	3,770,865
1,295,000	New Mexico Mortgage Finance Authority Revenue
	Bonds (Series F) (GNMA/FNMA Insured)	7.000	1/1/2026	1,317,339
260,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Capital Appreciation Revenue
	Bonds (Series D-2) (Subject to ‘AMT’)(c)	Zero Coupon	9/1/2009	217,360
910,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Revenue Bonds (Series C-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	6.950	9/1/2031	932,477
7,500,000	Sandoval County, New Mexico Incentive Payment
	Revenue Bonds	5.000	6/1/2020	7,887,675

	Total New Mexico			18,929,854

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

New York (9.4%)
$6,500,000	Metropolitan Transportation Authority, New York
	Revenue Bonds (Series A) (FGIC Insured)	5.000%	11/15/2025	$6,819,410
5,000,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series A)	5.500	7/1/2017	5,637,550
4,225,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series O)(b)	5.750	7/1/2013	4,613,066
13,000,000	New York City Transitional Finance Authority Revenue
	Bonds (Future Tax Secured) (Series B)	5.250	2/1/2011	13,911,170
380,000	New York Counties Tobacco Trust Settlement
	Revenue Bonds(b)	5.800	6/1/2023	420,003
155,000	New York Counties Tobacco Trust Settlement
	Revenue Bonds	5.800	6/1/2023	160,972
4,000,000	New York State Dormitory Authority Revenue Bonds
	(Series B)	5.250	5/15/2012	4,305,040
2,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	7.500	5/15/2013	2,438,340
5,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	5.875	5/15/2017	5,799,850
2,000,000	New York State Local Government Assistance Corporation
	Revenue Bonds (Series E) (MBIA/IBC Insured)	5.250	4/1/2016	2,212,240
1,170,000	New York State Mortgage Agency Revenue Bonds
	(Series 26)	5.350	10/1/2016	1,200,806
395,000	New York State Thruway Authority General Revenue
	Bonds Prerefunded (Series E)(b)	5.000	1/1/2016	411,487
2,605,000	New York State Thruway Authority General Revenue
	Bonds Unrefunded Balance (Series E)	5.000	1/1/2016	2,702,401
2,500,000	New York State Thruway Authority Revenue Bonds
	(Series B) (FSA Insured)	5.000	4/1/2015	2,724,075
20,000,000	New York State Urban Development Corporation Revenue
	Bonds (Correctional and Youth Facilities) (Series A)	5.000	1/1/2017	21,138,800
1,620,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2009	1,730,176
1,720,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2010	1,866,664
8,940,000	New York, New York City Municipal Transitional Finance
	Authority Revenue Bonds (Series A)(c)	5.500	11/1/2011	9,746,030
2,000,000	New York, New York City Municipal Water and Sewer
	System Revenue Bonds (Series A) (AMBAC Insured)(b)	5.875	6/15/2012	2,261,580
460,000	New York, New York City Transitional Finance
	Authority Revenue Bonds(b)	5.375	11/15/2021	508,728
2,540,000	New York, New York City Transitional Finance
	Authority Revenue Bonds	5.375	11/15/2021	2,756,535
1,750,000	New York, New York General Obligation Bonds (Series A)	5.500	8/1/2022	1,897,315
12,000,000	New York, New York General Obligation Bonds (Series B)	5.250	8/1/2017	12,936,840
1,000,000	New York, New York General Obligation Bonds (Series G)	5.000	12/1/2026	1,036,770

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

New York — continued
$3,000,000	New York, New York General Obligation Bonds
	(Series H) (FSA/CR Insured)(b)	5.250%	3/15/2016	$3,183,300
5,000,000	New York, New York General Obligation Bonds (Series I)	5.000	8/1/2016	5,301,650
825,000	Triborough, New York Bridge and Tunnel Authority
	Revenue Bonds (Series Q)(b)	6.750	1/1/2009	875,523

	Total New York			118,596,321

North Carolina (1.9%)
1,475,000	North Carolina Eastern Municipal Power Agency Power
	System Prerefunded Revenue Bonds (Series A)(b)	6.000	1/1/2026	1,773,201
4,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds	5.375	1/1/2017	4,257,040
2,375,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series B)	5.500	1/1/2021	2,394,641
5,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	5.500	1/1/2014	5,454,550
2,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	6.750	1/1/2026	2,207,460
1,250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.250	1/1/2007	1,277,125
250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.500	1/1/2009	268,425
610,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.375	1/1/2013	671,128
4,000,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B) (MBIA Insured)	6.000	1/1/2011	4,436,080
1,000,000	Wake County, North Carolina Industrial, Facilities, and
	Pollution Control Revenue Bonds (Carolina Power and
	Light Company Project)	5.375	2/1/2017	1,061,300

	Total North Carolina			23,800,950

North Dakota (0.9%)
3,500,000	Grand Forks, North Dakota Health Care System Revenue
	Bonds (Altru Health Systems Group)	7.125	8/15/2024	3,890,880
1,340,000	North Dakota State Water Commission Revenue Bonds
	(Southwest Pipeline) (Series A) (AMBAC Insured)	5.750	7/1/2027	1,382,424
2,945,000	South Central Regional Water District, North Dakota
	Utility System Revenue Bonds (Northern Burleigh County)
	(Series A)	5.650	10/1/2029	3,063,301
3,250,000	Ward County, North Dakota Health Care Facilities
	Revenue Bonds (Trinity Medical Center) (Series B)	6.250	7/1/2021	3,340,935

	Total North Dakota			11,677,540

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Ohio (2.9%)
$2,500,000	Akron, Ohio Certificates of Participation
	(Akron Municipal Baseball Stadium Project)(b)	6.900%	12/1/2016	$2,623,525
875,000	Akron, Ohio Economic Development Revenue Bonds
	(MBIA Insured)	6.000	12/1/2012	994,831
1,700,000	Cincinnati, Ohio General Obligation Bonds	5.375	12/1/2019	1,838,805
2,000,000	Lorain County, Ohio Hospital Revenue Bonds
	(Catholic Healthcare Partners)	5.400	10/1/2021	2,119,920
2,000,000	Lucas County, Ohio Health Care Facilities Revenue Bonds
	(Sunset Retirement) (Series A)	6.550	8/15/2024	2,109,520
2,000,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center)(b)	6.750	4/1/2018	2,268,520
2,500,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center)(b)	6.750	4/1/2022	2,835,650
420,000	Ohio Housing Finance Agency Mortgage Residential
	Revenue Bonds (Series A-1) (GNMA Insured) (Subject to
	‘AMT’)	5.750	9/1/2026	423,158
2,000,000	Ohio State Higher Education Faculty Revenue Bonds
	(Case Western Reserve University)	6.500	10/1/2020	2,450,560
4,000,000	Ohio State Infrastructure Improvement (Series B)(b)	5.250	3/1/2014	4,343,640
2,000,000	Ohio State Turnpike Commission Turnpike Revenue
	Bonds (Series A) (FGIC Insured)	5.500	2/15/2024	2,322,600
5,645,000	Ohio State Water Development Authority Water Pollution
	Control Revenue Bonds	5.000	12/1/2015	6,095,132
1,610,000	Reynoldsburg, Ohio City School District (FSA Insured)	5.000	12/1/2028	1,681,130
2,115,000	University of Akron, Ohio General Receipts Revenue
	Bonds (FGIC Insured)(b)	5.500	1/1/2020	2,292,406
2,545,000	University of Cincinnati, Ohio General Receipts Revenue
	Bonds (Series D) (AMBAC insured)	5.000	6/1/2016	2,736,689

	Total Ohio			37,136,086

Oklahoma (0.7%)
2,595,000	Bass, Oklahoma Memorial Baptist Hospital Authority
	Hospital Revenue Bonds (Bass Memorial Hospital Project)(b)	8.350	5/1/2009	2,801,925
1,040,000	Oklahoma Development Finance Authority Hospital
	Revenue Bonds (Unity Health Center Project)	5.000	10/1/2011	1,078,293
165,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series C-2) (Subject to ‘AMT’)	7.550	9/1/2028	172,474
230,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.100	9/1/2028	239,087
1,500,000	Oklahoma State Municipal Power Authority Revenue
	Bonds (Series B) (MBIA Insured)	5.875	1/1/2012	1,637,265
2,900,000	Payne County, Oklahoma Economic Development
	Authority Student Housing Revenue Bonds (Collegiate
	Housing Foundation) (Series A)(b)	6.375	6/1/2030	3,268,822

	Total Oklahoma			9,197,866

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Oregon (0.1%)
$550,000	Forest Grove, Oregon Revenue Bonds
	(Campus Improvement – Pacific University)(b)	6.000%	5/1/2015	$605,358

	Total Oregon			605,358

Pennsylvania (2.1%)
1,600,000	Allegheny County, Pennsylvania Hospital Development
	Authority Revenue Bonds (Allegheny General Hospital
	Project) (Series A) (MBIA Insured)(b)	6.200	9/1/2015	1,672,720
2,480,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series B)	6.000	12/15/2010	2,625,254
2,145,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series C)	6.550	12/15/2017	2,369,217
2,575,000	Allegheny County, Pennsylvania Sanitation Authority
	Sewer Revenue Bonds Interest Compensatory
	(Series A) (FGIC Insured)	Zero Coupon	6/1/2008	2,363,824
3,200,000	Carbon County, Pennsylvania Industrial
	Development Authority Revenue Bonds
	(Panther Creek Partners Project) (Subject to ‘AMT’)	6.650	5/1/2010	3,376,640
2,000,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2016	1,304,360
1,520,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2017	943,084
2,000,000	Lancaster County, Pennsylvania Hospital Authority
	Revenue Bonds	5.500	3/15/2026	2,102,640
3,170,000	Millcreek Township, Pennsylvania School District
	General Obligation Bonds (FGIC Insured)(b)	Zero Coupon	8/15/2009	2,790,646
435,000	Montgomery County, Pennsylvania Higher
	Education and Health Authority Revenue Bonds
	(Foulkeways at Gwynedd Project)	6.750	11/15/2024	460,043
1,880,000	Montgomery County, Pennsylvania Higher Education
	and Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project)	6.750	11/15/2030	1,987,574
3,000,000	Pennsylvania State General Obligation Bonds
	(Second Series) (AMBAC Insured)	Zero Coupon	7/1/2006	2,959,830
1,000,000	York County, Pennsylvania Solid Waste & Refuse
	Authority Solid Waste System Revenue Bonds
	(FGIC Insured)	5.500	12/1/2012	1,110,220

	Total Pennsylvania			26,066,052

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Puerto Rico (0.4%)
$4,955,000	Puerto Rico Industrial Tourist Educational Medical
	and Environmental Central Facilities Revenue Bonds
	(AES Cogen Facilities Project) (Subject to ‘AMT’)	6.625%	6/1/2026	$5,374,837

	Total Puerto Rico			5,374,837

South Carolina (2.1%)
735,000	Beaufort-Jasper, South Carolina Water and Sewer
	Authority Waterworks and Sewer Systems Refunding
	Revenue Bonds (FSA Insured)	5.000	3/1/2021	774,286
1,000,000	Greenwood County, South Carolina Hospital Revenue
	Bonds (Self Memorial Hospital)	5.500	10/1/2026	1,040,300
4,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)	6.250	1/1/2021	4,911,720
5,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)	5.000	1/1/2022	5,035,400
605,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds (Palmetto
	Health Alliance) (Series C)	6.875	8/1/2027	696,379
4,895,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds (Palmetto
	Health Alliance) (Series C)(b)	6.875	8/1/2027	5,843,994
5,000,000	South Carolina State Public Service Authority Revenue
	Bonds Referendum (Series D) (FSA Insured)	5.000	1/1/2020	5,268,250
500,000	South Carolina Transportation Infrastructure Bank
	Revenue Bonds (Series A) (MBIA Insured)	5.500	10/1/2007	517,780
2,000,000	Spartanburg, South Carolina Waterworks Revenue Bonds
	(FGIC Insured)	5.250	6/1/2028	2,133,140

	Total South Carolina			26,221,249

South Dakota (0.7%)
5,000,000	South Dakota Educational Enhancement Funding
	Corporation Tobacco Settlement Revenue Bonds (Series B)	6.500	6/1/2032	5,381,700
1,170,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.)	5.625	4/1/2032	1,206,375
2,000,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.) (ACA/CBI Insured)	5.650	4/1/2022	2,062,540

	Total South Dakota			8,650,615

Tennessee (1.6%)
2,000,000	Carter County, Tennessee Industrial Development Board
	Revenue Bonds	4.150	10/1/2007	2,009,160
965,000	Dickson County, Tennessee General Obligation Bonds
	(FGIC Insured)	5.000	3/1/2020	1,031,720

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Tennessee — continued
$2,000,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities and Project Revenue Bonds (Federal
	Express Corporation)	5.350%	9/1/2012	$2,142,800
4,500,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue Bonds (Federal Express
	Corporation)	5.050	9/1/2012	4,749,435
4,155,000	Metropolitan Government, Nashville and Davidson
	County, Tennessee Industrial Development Board
	Revenue Bonds (Series A) (GNMA Insured)	6.625	3/20/2036	4,577,605
5,000,000	Shelby County, Tennessee Health Educational and
	Housing Facilities Board Revenue Bonds (St. Jude
	Children’s Research Project)	5.375	7/1/2024	5,212,700
640,000	Tennergy Corporation, Tennessee Gas Revenue Bonds
	(MBIA Insured)(b)	4.125	6/1/2009	653,446
150,000	Tennessee Energy Acquisition Corporation Gas Revenue
	Bonds (Series A) (AMBAC Insured)	5.000	9/1/2007	153,746

	Total Tennessee			20,530,612

Texas (10.9%)
11,000,000	Alliance Airport, Texas Income Authority Special
	Facilities Revenue Bonds (Federal Express Corporation
	Project) (Subject to ‘AMT’)	6.375	4/1/2021	11,271,810
2,000,000	Amarillo, Texas Health Facilities Corporation Revenue
	Bonds (Baptist St. Anthony’s Hospital Corporation)
	(FSA Insured)	5.500	1/1/2017	2,238,660
750,000	Arlington, Texas General Obligation Bonds(b)	5.375	8/15/2016	809,775
1,055,000	Arlington, Texas General Obligation Bonds(b)	5.500	8/15/2019	1,144,570
2,165,000	Arlington, Texas Independent School District Capital
	Appreciation Refunding General Obligation Bonds
	(PSF/GTD Insured)	Zero Coupon	2/15/2009	1,935,986
2,500,000	Austin, Texas Higher Education Authority, Inc.
	University Revenue Bonds (St. Edwards
	University Project)	5.750	8/1/2031	2,594,975
2,250,000	Austin, Texas Utility System Revenue Bonds
	(FGIC Insured)	6.000	11/15/2013	2,531,542
7,000,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2008	6,331,290
8,100,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2009	7,045,704
1,930,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dymaxion and
	Marrach Park Apartments) (Series A) (MBIA Insured)	6.000	8/1/2023	2,045,761

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Texas — continued
$1,720,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Pan American
	Apartments) (Series A-1) (GNMA Insured)	7.000%	3/20/2031	$1,935,533
1,000,000	Bluebonnet Trails Community Mental Health and Mental
	Retardation Revenue Bonds	6.125	12/1/2016	1,051,550
3,950,000	Colorado River, Texas Municipal Water District Revenue
	Bonds (MBIA Insured)	5.000	1/1/2014	4,008,618
500,000	Corpus Christi, Texas General Obligation Bonds
	(Series A) (FSA Insured)	5.000	3/1/2012	536,200
1,000,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)	5.500	11/1/2016	1,073,780
500,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)	5.500	11/1/2017	535,980
4,000,000	Dallas-Fort Worth, Texas Regional Airport Revenue
	Refunding Bonds (Series A) (MBIA Insured)	6.000	11/1/2012	4,007,480
1,375,000	Deer Park, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	5.000	2/15/2013	1,479,500
2,285,000	Denton, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	2/15/2009	2,470,473
3,210,000	Denton, Texas Utility System Revenue Bonds (Series A)
	(FSA Insured)	5.250	12/1/2015	3,481,406
1,445,000	Frisco, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	8/15/2017	1,603,199
7,000,000	Harris County, Houston, Texas General Obligation
	Bonds (MBIA Insured)	Zero Coupon	8/15/2024	2,969,960
2,000,000	Harris County, Texas Health Facilities Development
	Authority Hospital Revenue Bonds (Memorial
	Hermann Healthcare Project) (Series A)(b)	6.375	6/1/2029	2,286,440
8,470,000	Houston, Texas Airport System Revenue Bonds
	(FSA Insured)	5.000	7/1/2027	8,727,064
2,000,000	Houston, Texas Airport System Revenue Bonds
	(Series A) (FSA Insured) (Subject to ‘AMT’)	5.625	7/1/2030	2,102,900
5,000,000	Houston, Texas Water and Sewer System Revenue
	Bonds (Series A)(b)	5.250	12/1/2022	5,225,700
5,000,000	Houston, Texas Water and Sewer System Revenue
	Bonds (Series A) (FSA Insured)(b)	5.750	12/1/2032	6,092,550
5,315,000	Lewisville, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	Zero Coupon	8/15/2019	2,929,681
1,000,000	Lower Colorado River Authority, Texas Revenue
	Bonds (Series A)	5.875	5/15/2015	1,081,920
370,000	Mesquite, Texas Independent School District General
	Obligation Bonds (Series A) (PSF/GTD Insured)	6.000	2/15/2020	387,849
3,400,000	Mesquite, Texas Independent School District General
	Obligation Bonds (Series A) (PSF/GTD Insured)(b)	6.000	2/15/2020	3,579,758

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Texas — continued
$2,600,000	North Texas Health Facilities Development Corporation
	Hospital Revenue Bonds (United Regional Healthcare
	System, Inc.)	6.000%	9/1/2023	$2,802,982
525,000	Nueces County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dolphins Landing
	Apartments Project) (Series A)	6.250	7/1/2010	536,676
1,000,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured)	6.100	6/20/2033	1,103,140
2,795,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured)	6.150	11/20/2041	3,039,507
1,365,000	San Antonio, Texas General Obligation Bonds
	(General Improvement)	5.250	2/1/2014	1,453,629
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2018	1,095,340
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2019	1,095,920
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2020	1,089,500
1,095,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(b)	6.000	8/15/2017	1,189,400
85,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2017	92,004
1,160,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(b)	6.000	8/15/2018	1,260,004
90,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2018	97,384
95,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2019	102,762
1,180,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(b)	6.000	8/15/2019	1,281,728
11,615,000	Southeast Texas Housing Finance Corporation
	Revenue Bonds (MBIA Insured)(b)	Zero Coupon	9/1/2017	6,829,272
1,410,000	Tarrant County, Texas College District General
	Obligation Bonds	5.375	2/15/2013	1,547,743
4,315,000	Texas State Veterans Land Board General
	Obligation Bonds(b)	0.050	7/1/2010	3,666,671
1,000,000	Texas State Water Development Board Revenue Bonds
	(State Revolving) (Series A)	5.250	7/15/2017	1,008,610
2,000,000	Travis County, Texas Health Facilities Development
	Corporation Revenue Bonds (Ascension Health Credit)
	(Series A) (MBIA Insured)(b)	6.250	11/15/2017	2,215,220
315,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2013	354,173
350,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2015	392,620
335,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2017	377,987
1,650,000	Westlake, Texas General Obligation Bonds	5.750	5/1/2024	1,777,677
2,000,000	Westlake, Texas General Obligation Bonds	5.800	5/1/2032	2,129,080
430,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.875	8/15/2014	497,742

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Texas — continued
$745,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)(b)	6.875%	8/15/2014	$863,984
3,280,000	Wylie, Texas Independent School District Unrefunded
	General Obligation Bonds (PSF/GTD Insured)	7.000	8/15/2024	3,799,290

	Total Texas			137,217,659

Utah (0.7%)
3,345,000	Intermountain Power Agency, Utah Power Supply
	Revenue Bonds (Series B) (MBIA insured)	5.750	7/1/2019	3,519,442
1,655,000	Intermountain Power Agency, Utah Power Supply
	Revenue Bonds (Series B) (MBIA insured)(b)	5.750	7/1/2019	1,743,907
3,405,000	Timpanogos, Utah Special Service District Sewer
	Revenue Bonds (Series A) (AMBAC Insured)(b)	6.100	6/1/2019	3,471,500

	Total Utah			8,734,849

Vermont (0.3%)
3,500,000	Vermont Educational and Health Buildings Financing
	Agency Revenue Bonds (Norwich University Project)	5.500	7/1/2021	3,637,270

	Total Vermont			3,637,270

Virginia (1.0%)
3,000,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems Project)(b)	5.875	8/15/2016	3,101,880
2,500,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems Project)	5.250	8/15/2019	2,682,250
3,625,000	Fairfax County, Virginia Water Authority Water
	Revenue Bonds	5.000	4/1/2021	4,012,114
2,450,000	Tobacco Settlement Authority, Virginia Tobacco
	Settlement Revenue Bonds	5.250	6/1/2019	2,486,578

	Total Virginia			12,282,822

Washington (5.1%)
2,060,000	Clark and Skamania Counties, Washington School
	District #112-6 Washougal General Obligation Bonds
	(FGIC Insured)(b)	6.000	12/1/2019	2,290,699
1,655,000	Douglas County, Washington Public Utility District # 1
	Wells Hydroelectric Bonds(b)	8.750	9/1/2018	1,804,595
1,395,000	Douglas County, Washington Public Utility District # 1
	Wells Hydroelectric Revenue Bonds	8.750	9/1/2018	1,519,532
1,000,000	Energy Northwest, Washington Electric Revenue Bonds
	(Columbia Generating) (Series A) (MBIA Insured)	5.750	7/1/2018	1,103,410
1,000,000	Grant County, Washington Public Utilities District #2
	Priest Rapids Hydro Electric Revenue Bonds (Series A)
	(MBIA Insured)(b)	5.250	1/1/2017	1,074,810
10,000,000	King County, Washington Sewer Revenue Bonds (Series B)
	(FSA Insured)	5.500	1/1/2013	10,914,200

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Washington — continued
$8,690,000	Tobacco Settlement Authority, Washington Tobacco
	Settlement Revenue Bonds	6.500%	6/1/2026	$9,481,051
900,000	Washington Health Care Facilities Authority Revenue
	Bonds (Mason Medical Center) (MBIA Insured ) (Series B)	3.020	2/15/2027	900,000
45,000	Washington State Bonds (Series 93A)(b)	5.750	10/1/2012	48,621
5,620,000	Washington State Economic Development Finance
	Authority Lease Revenue Bonds (MBIA insured)	5.000	6/1/2030	5,809,282
2,000,000	Washington State General Obligation Bonds
	(Motor Vehicle Fuel Tax)	5.000	9/1/2007	2,050,880
2,955,000	Washington State General Obligation Bonds (Series 93A)	5.750	10/1/2012	3,195,478
1,500,000	Washington State General Obligation Bonds
	(Series A and AT-6)	6.250	2/1/2011	1,612,185
5,000,000	Washington State General Obligation Bonds (Series A)	6.750	2/1/2015	5,831,150
2,500,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.250	6/1/2010	2,769,500
2,000,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.000	6/1/2012	2,252,480
1,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Central Washington Health Services
	Association) (AMBAC Insured)	5.000	10/1/2018	1,037,840
1,700,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Kadlec Medical Center)	6.000	12/1/2030	1,814,750
2,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Swedish Health Services)
	(AMBAC Insured)	5.125	11/15/2018	2,082,400
1,000,000	Washington State Higher Education Facilities Authority
	Revenue Bonds (Whitman College)(b)	5.875	10/1/2029	1,084,830
1,000,000	Washington State Housing Finance Commission
	Nonprofit Housing Revenue Bonds (Crista Ministries
	Projects) (Series A)	5.350	7/1/2014	1,019,170
3,000,000	Washington State Public Power Supply System
	Refunding Revenue Bonds (Nuclear Project #1)
	(Series A) (MBIA Insured)	5.750	7/1/2012	3,088,170
2,000,000	Washington State Public Power Supply System Revenue
	Bonds (Nuclear Project) (Series A) (MBIA Insured)	5.750	7/1/2011	2,058,780

	Total Washington			64,843,813

West Virginia (0.3%)
3,465,000	West Virginia State Water Development Authority
	Revenue Bonds (Series B-II) (FGIC Insured)	5.000	11/1/2033	3,597,467

	Total West Virginia			3,597,467

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (99.7%)	Interest Rate	Maturity Date	Value

Wisconsin (1.1%)
$1,500,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Aurora Health Care) (Series B)	5.500%	2/15/2015	$1,524,870
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Eagle River Memorial
	Hospital, Inc. Project)	5.750	8/15/2020	1,076,790
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Franciscan Sisters Christian)
	(Series A)	5.500	2/15/2018	1,021,100
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Marshfield Clinic) (Series B)	6.000	2/15/2025	2,134,100
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Watertown Memorial
	Hospital, Inc.)	5.500	8/15/2029	2,108,620
6,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Wheaton Franciscan Services)	5.750	8/15/2025	6,372,840

	Total Wisconsin			14,238,320

Wyoming (0.5%)
5,825,000	Wyoming State Farm Loan Board Capital Facilities
	Revenue Bonds	5.750	10/1/2020	6,460,682

	Total Wyoming			6,460,682

	Total Long-Term Fixed Income
	(cost $1,168,011,791)			1,260,623,410

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Short-Term Investments (0.3%)	Interest Rate(e)	Maturity Date	Value

$400,000	Clark County, Nevada School District (Series B)
	(FSA Insured)(d)	3.000%	2/20/2006	$400,000
400,000	Delaware County, Pennslyvania Industrial Development
	Authority Revenue Bonds(d)	2.980	2/20/2006	400,000
1,600,000	Lincoln County, Wyoming Pollution Control Revenue
	Bonds(d)	3.000	2/20/2006	1,600,000
925,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Capital Asset Program)
	(Series C)(d)	3.060	2/1/2006	925,000
800,000	North Central Texas Health Facility Development
	Corporation Revenue Bonds(d)	3.020	2/20/2006	800,000

	Total Short-Term Investments
	(at amortized cost)			4,125,000

	Total Investments
	(cost $1,172,136,791)			$1,264,748,410

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

(c) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $93,830,848 and $(1,219,229), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Income Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (80.5%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (6.6%)
$1,804,214	Chase Funding Mortgage Loan Asset-Backed Certificates(b)	2.734%	9/25/2024	$1,793,513
4,213,390	Countrywide Asset-Backed Certificates(c)	3.903	1/25/2031	4,192,842
6,000,000	DaimlerChrysler Master Owner Trust(c,d)	4.520	2/15/2006	6,000,996
5,000,000	Ford Credit Floorplan Master Owner Trust(c,d)	4.610	2/15/2006	5,003,445
4,000,000	Fremont Home Loan Trust(b,d)	4.690	2/25/2006	4,000,412
6,000,000	GE Dealer Floorplan Master Note Trust(c,d)	4.530	2/20/2006	6,001,908
6,000,000	GMAC Mortgage Corporation Loan Trust(c,d)	4.620	2/25/2006	5,994,840
1,500,000	Option One Mortgage Loan Trust(d)	4.690	2/25/2006	1,500,134
3,131,390	Popular ABS Mortgage Pass-Through Trust(d)	4.640	2/25/2006	3,130,899
5,455,724	Residential Asset Mortgage Products, Inc.(b,d)	4.640	2/25/2006	5,456,657
1,481,789	Residential Asset Securities Corporation	3.250	5/25/2029	1,473,636
3,306,397	SLM Student Loan Trust(b,d)	4.633	4/25/2006	3,304,962
2,058,144	Structured Asset Investment Loan Trust(d)	4.610	2/25/2006	2,058,286

	Total Asset-Backed Securities			49,912,530

Basic Materials (1.4%)
1,650,000	Dow Chemical Company(e)	6.125	2/1/2011	1,717,102
1,500,000	Glencore Funding, LLC	6.000	4/15/2014	1,423,142
1,200,000	Ineos Group Holdings plc(f)	8.500	2/15/2016	1,200,000
2,980,000	Lubrizol Corporation(b)	5.500	10/1/2014	2,965,574
2,000,000	Precision Castparts Corporation	5.600	12/15/2013	2,007,420
1,150,000	Vale Overseas, Ltd.	6.250	1/11/2016	1,150,000

	Total Basic Materials			10,463,238

Capital Goods (2.8%)
2,500,000	Boeing Capital Corporation(e)	6.500	2/15/2012	2,677,302
3,000,000	Goodrich Corporation	7.625	12/15/2012	3,364,557
2,000,000	Hutchison Whampoa International, Ltd.	6.500	2/13/2013	2,108,216
2,320,000	L-3 Communications Corporation	5.875	1/15/2015	2,238,800
3,250,000	Oakmont Asset Trust(b)	4.514	12/22/2008	3,169,813
385,000	Sealed Air Corporation	5.375	4/15/2008	385,513
2,794,485	Systems 2001 Asset Trust, LLC	6.664	9/15/2013	2,981,547
2,250,000	Textron Financial Corporation	4.600	5/3/2010	2,201,240
2,000,000	Tyco International Group SA(c)	6.375	10/15/2011	2,093,572

	Total Capital Goods			21,220,560

Commercial Mortgage-Backed Securities (10.5%)
6,000,000	Banc of America Commercial Mortgage, Inc.(c,g)	5.001	9/10/2010	5,950,038
3,250,000	Banc of America Commercial Mortgage, Inc.(c)	4.037	11/10/2039	3,115,684
494,826	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	488,061
2,000,000	Banc of America Commercial Mortgage, Inc.(c)	5.118	7/11/2043	1,994,306
7,694,447	Banc of America Mortgage Securities, Inc.(b)	4.827	9/25/2035	7,578,253
2,171,888	Commercial Mortgage Pass-Through Certificates(d,g)	4.570	2/15/2006	2,171,593
6,000,000	General Electric Commercial Mortgage Corporation(c)	4.706	5/10/2043	5,897,430
2,750,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.302	1/15/2038	2,633,342

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (80.5%)	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities — continued
$4,000,000	LB-UBS Commercial Mortgage Trust	3.323%	3/15/2027	$3,868,024
3,746,326	Lehman Brothers “CALSTRS” Mortgage Trust(c)	3.988	11/20/2012	3,678,964
5,307,537	Merrill Lynch Mortgage Investors, Inc.	4.887	6/25/2035	5,246,670
10,000,000	Merrill Lynch Mortgage Trust(g)	4.747	5/12/2043	9,615,470
5,500,000	Merrill Lynch Mortgage Trust	5.264	1/12/2044	5,512,040
5,982,514	Wachovia Bank Commercial Mortgage Trust(d)	4.570	2/15/2006	5,981,138
6,000,000	Wachovia Bank Commercial Mortgage Trust(c,d)	4.670	2/15/2006	6,000,576
5,320,901	Washington Mutual Mortgage Pass-Through Certificates(d)	4.820	2/25/2006	5,337,417
4,520,215	Washington Mutual Mortgage Pass-Through Certificates	4.845	9/25/2035	4,473,367

	Total Commercial Mortgage-Backed Securities			79,542,373

Communications Services (5.7%)
1,600,000	British Sky Broadcasting Finance UK plc(e)	6.500	10/15/2035	1,577,850
4,000,000	British Telecom plc(b,g)	8.375	12/15/2010	4,533,256
2,500,000	Citizens Communications Company(c)	9.250	5/15/2011	2,750,000
2,400,000	Cox Communications, Inc.(b)	7.125	10/1/2012	2,554,318
1,500,000	EchoStar DBS Corporation	5.750	10/1/2008	1,477,500
2,000,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	1,735,000
2,500,000	New Cingular Wireless Services, Inc.(b,g)	8.125	5/1/2012	2,874,005
765,000	New Cingular Wireless Services, Inc.(b)	8.750	3/1/2031	1,002,469
1,920,000	News America, Inc.	6.400	12/15/2035	1,911,940
4,050,000	Nextel Communications, Inc.(b)	5.950	3/15/2014	4,078,739
1,650,000	Nextel Partners, Inc.	8.125	7/1/2011	1,769,625
3,200,000	Qwest Corporation	8.875	3/15/2012	3,544,000
2,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	2,010,000
3,000,000	TCI Communications, Inc.	8.750	8/1/2015	3,592,998
1,750,000	Telecom Italia Capital SA	4.000	1/15/2010	1,662,414
2,250,000	Telecom Italia Capital SA	5.250	10/1/2015	2,157,815
1,500,000	Telefonos de Mexico SA de CV	4.750	1/27/2010	1,467,028
1,150,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	1,331,930
1,600,000	Verizon Global Funding Corporation	5.850	9/15/2035	1,507,856

	Total Communications Services			43,538,743

Consumer Cyclical (3.0%)
2,130,000	Caesars Entertainment, Inc.(e)	8.125	5/15/2011	2,348,325
2,250,000	DaimlerChrysler North American Holdings Corporation	4.875	6/15/2010	2,191,669
3,250,000	Ford Motor Credit Company	6.625	6/16/2008	3,058,204
1,110,000	Gap, Inc.	9.550	12/15/2008	1,226,675
4,500,000	General Motors Acceptance Corporation(b)	6.875	9/15/2011	4,296,290
750,000	General Motors Acceptance Corporation	6.875	8/28/2012	711,917
1,500,000	Harrah’s Operating Company, Inc.(g)	5.750	10/1/2017	1,450,430
3,100,000	Royal Caribbean Cruises, Ltd.	6.875	12/1/2013	3,291,158
2,000,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	5/1/2012	2,190,000
2,000,000	Station Casinos, Inc.	6.875	3/1/2016	2,032,500

	Total Consumer Cyclical			22,797,168

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (80.5%)	Interest Rate	Maturity Date	Value

Consumer Non-Cyclical (4.3%)
$800,000	AmerisourceBergen Corporation	5.625%	9/15/2012	$802,000
800,000	AmerisourceBergen Corporation	5.875	9/15/2015	810,000
2,000,000	Archer-Daniels-Midland Company(g)	5.375	9/15/2035	1,877,594
800,000	Boston Scientific Corporation	6.250	11/15/2035	847,142
2,750,000	Bunge Limited Finance Corporation(b)	7.800	10/15/2012	3,103,722
2,800,000	Coventry Health Care, Inc.	5.875	1/15/2012	2,814,000
2,900,000	Delhaize America, Inc.(b)	8.125	4/15/2011	3,151,340
1,170,000	Fortune Brands, Inc.	5.875	1/15/2036	1,132,358
1,100,000	HCA, Inc.(g)	6.300	10/1/2012	1,094,636
1,500,000	HCA, Inc.(g)	6.250	2/15/2013	1,485,784
1,000,000	Hospira, Inc.	4.950	6/15/2009	990,654
2,000,000	Kraft Foods, Inc.	4.125	11/12/2009	1,928,520
780,000	Kroger Company	6.200	6/15/2012	795,883
1,050,000	Kroger Company(b)	8.000	9/15/2029	1,206,516
2,000,000	Miller Brewing Company	5.500	8/15/2013	2,012,200
2,075,000	Quest Diagnostic, Inc.	5.450	11/1/2015	2,068,609
1,585,000	Teva Pharmaceutical Finance, LLC	6.150	2/1/2036	1,592,358
950,000	WellPoint, Inc.	5.850	1/15/2036	945,951
3,000,000	Wyeth(g)	6.950	3/15/2011	3,228,150
1,025,000	Wyeth	5.500	2/15/2016	1,028,136

	Total Consumer Non-Cyclical			32,915,553

Energy (5.1%)
1,410,000	AmeriGas Partners, LP	7.250	5/20/2015	1,413,525
2,660,000	Boardwalk Pipelines, LLC	5.500	2/1/2017	2,631,926
2,250,000	Chesapeake Energy Corporation(b)	7.000	8/15/2014	2,323,125
1,100,000	Consolidated Natural Gas Company	5.000	12/1/2014	1,060,443
1,800,000	Denbury Resources, Inc.(b)	7.500	12/15/2015	1,867,500
2,250,000	Enterprise Products Operating, LP(b,c)	4.625	10/15/2009	2,190,316
1,500,000	Enterprise Products Operating, LP	4.950	6/1/2010	1,470,188
2,000,000	LG-Caltex Oil Corporation	5.500	8/25/2014	1,982,580
1,800,000	Magellan Midstream Partners, LP	6.450	6/1/2014	1,903,001
1,750,000	Newfield Exploration Company	6.625	9/1/2014	1,804,688
2,500,000	Plains All American Pipeline, LP/PAA Finance Corporation	5.625	12/15/2013	2,510,052
1,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	1,554,177
1,850,000	Premcor Refining Group, Inc.	6.750	5/1/2014	1,933,972
4,250,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	4,144,898
1,100,000	Southern California Gas Company(e)	5.750	11/15/2035	1,109,942
1,150,000	Southern Natural Gas Company	8.875	3/15/2010	1,230,223
2,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	2,312,500
3,600,000	Whiting Petroleum Corporation	7.000	2/1/2014	3,618,000
1,500,000	XTO Energy, Inc.	5.000	1/31/2015	1,460,817

	Total Energy			38,521,873

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (80.5%)	Interest Rate	Maturity Date	Value

Financials (13.6%)
$2,000,000	Ace INA Holdings, Inc.	5.875%	6/15/2014	$2,052,856
1,500,000	American International Group, Inc.	5.050	10/1/2015	1,460,810
1,500,000	Archstone-Smith Trust	5.250	5/1/2015	1,473,588
1,500,000	Barnett Capital I	8.060	12/1/2026	1,587,538
2,100,000	BNP Paribas SA(g)	5.186	6/29/2015	2,017,850
1,500,000	Capital One Financial Corporation(e)	6.250	11/15/2013	1,560,422
2,250,000	CIT Group Funding Company of Canada	4.650	7/1/2010	2,197,604
2,450,000	Citigroup, Inc.(e)	4.700	5/29/2015	2,351,664
1,000,000	Corestates Capital Trust I	8.000	12/15/2026	1,057,104
1,455,000	Countrywide Home Loans, Inc.(b,c)	4.000	3/22/2011	1,364,527
3,000,000	Credit Suisse First Boston USA, Inc.(c)	5.125	8/15/2015	2,941,818
3,900,000	Dow Jones CDX	8.250	12/29/2010	3,919,500
1,600,000	EOP Operating, LP(c,g)	4.650	10/1/2010	1,549,539
1,500,000	ERP Operating, LP(c)	5.125	3/15/2016	1,457,942
3,200,000	General Electric Capital Corporation	5.000	1/8/2016	3,134,054
3,500,000	Goldman Sachs Group, Inc.	5.125	1/15/2015	3,422,909
4,500,000	HSBC Capital Funding, LP/Jersey Channel Islands(c)	9.547	6/30/2010	5,235,674
2,510,000	ILFC E-Capital Trust I	5.900	12/21/2010	2,514,654
2,750,000	International Lease Finance Corporation	4.875	9/1/2010	2,705,384
4,200,000	J.P. Morgan Chase & Company(b)	5.150	10/1/2015	4,110,141
2,000,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	1,999,856
1,000,000	Merrill Lynch & Company, Inc.	4.831	10/27/2008	994,662
1,500,000	Metropolitan Life Global Funding	4.500	5/5/2010	1,465,131
2,080,000	Montpelier Re Holdings, Ltd.(b)	6.125	8/15/2013	2,018,432
2,000,000	Monumental Global Funding II	4.625	3/15/2010	1,979,748
2,250,000	Morgan Stanley	5.375	10/15/2015	2,233,354
1,400,000	ProLogis	5.625	11/15/2015	1,397,281
2,000,000	Protective Life Secured Trust	4.850	8/16/2010	1,989,380
1,500,000	Prudential Financial, Inc.	4.750	6/13/2015	1,440,514
2,250,000	RBS Capital Trust I	5.512	9/30/2015	2,216,851
3,000,000	Reinsurance Group of America, Inc.	6.750	12/15/2015	3,043,002
3,000,000	Residential Capital Corporation	6.375	6/30/2010	3,075,207
2,000,000	Resona Bank, Ltd.	5.850	4/15/2016	1,988,020
2,300,000	Sanwa Bank, Ltd.	7.400	6/15/2011	2,523,903
2,250,000	Simon Property Group, LP(c)	4.600	6/15/2010	2,193,062
1,400,000	Simon Property Group, LP	5.375	6/1/2011	1,398,837
1,000,000	Stingray Pass-Through Trust	5.902	1/12/2015	982,529
2,000,000	Student Loan Marketing Corporation(c)	4.500	7/26/2010	1,943,562
2,000,000	Travelers Property Casualty Corporation(e)	5.000	3/15/2013	1,949,672
2,420,000	Wachovia Bank NA(b)	4.875	2/1/2015	2,335,414
1,730,000	Wachovia Capital Trust III	5.800	3/15/2011	1,733,505
2,500,000	Washington Mutual Bank FA(e)	5.125	1/15/2015	2,417,370
4,500,000	Wells Fargo Capital(b,c)	7.730	12/1/2026	4,747,878

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (80.5%)	Interest Rate	Maturity Date	Value

Financials — continued
$1,700,000	Westfield Capital(b)	4.375%	11/15/2010	$1,638,790
2,200,000	Willis Group North America, Inc.(b)	5.625	7/15/2015	2,195,939
3,000,000	ZFS Finance USA Trust I(e)	6.150	12/15/2010	3,012,969

	Total Financials			103,030,446

Foreign (0.9%)
416,667	Pemex Finance, Ltd.	8.450	2/15/2007	420,792
4,000,000	Pemex Finance, Ltd.(b)	9.030	2/15/2011	4,356,120
2,200,000	Republic of Italy	5.375	6/15/2033	2,196,403

	Total Foreign			6,973,315

Mortgage-Backed Securities (10.5%)
30,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass-Through(f)	5.500	2/1/2021	30,178,133
28,250,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through(f)	5.500	2/1/2036	27,941,002
21,250,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through(f)	6.000	2/1/2036	21,455,870

	Total Mortgage-Backed Securities			79,575,005

Transportation (1.9%)
1,000,000	FedEx Corporation	3.500	4/1/2009	953,506
3,195,403	FedEx Corporation	6.720	1/15/2022	3,458,577
1,750,000	Hertz Corporation	8.875	1/1/2014	1,806,875
1,500,000	Northwest Airlines, Inc.(h)	6.841	4/1/2011	1,438,682
4,000,000	Southwest Airlines Company(c)	5.496	11/1/2006	4,010,236
2,500,000	Union Pacific Corporation(e)	4.875	1/15/2015	2,418,718

	Total Transportation			14,086,594

U.S. Government (9.2%)

4,225,000	U.S. Treasury Bonds	7.625	2/15/2025	5,736,756
500,000	U.S. Treasury Bonds(e)	5.375	2/15/2031	550,430
3,500,000	U.S. Treasury Notes(e)	4.375	12/31/2007	3,489,882
14,500,000	U.S. Treasury Notes(e)	4.250	1/15/2011	14,362,932
1,800,000	U.S. Treasury Notes	4.375	8/15/2012	1,784,320
6,300,130	U.S. Treasury Notes(e)	1.875	7/15/2015	6,238,357
15,000,000	U.S. Treasury Notes(e,f)	4.500	11/15/2015	14,965,425
7,941,824	U.S. Treasury Notes(e)	2.000	1/15/2016	7,948,956
17,000,000	U.S. Treasury Principal Strips(e)	Zero Coupon	11/15/2022	7,653,978
10,250,000	U.S. Treasury Strips(e)	Zero Coupon	2/15/2013	7,457,500

	Total U.S. Government			70,188,536

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (80.5%)	Interest Rate	Maturity Date	Value

Utilities (5.0%)
$1,250,000	Carolina Power & Light, Inc.(b)	5.150%	4/1/2015	$1,229,414
2,000,000	CenterPoint Energy, Inc.(b,c)	7.250	9/1/2010	2,138,662
2,000,000	CenterPoint Energy, Inc.(c)	6.850	6/1/2015	2,148,096
2,000,000	CMS Energy Corporation(c)	6.875	12/15/2015	2,020,000
3,000,000	Duke Capital, LLC(c)	5.668	8/15/2014	3,008,205
1,000,000	Exelon Corporation(c)	6.750	5/1/2011	1,060,182
2,000,000	Exelon Corporation(c)	5.625	6/15/2035	1,876,980
1,760,000	FirstEnergy Corporation	7.375	11/15/2031	2,035,276
1,000,000	MidAmerican Energy Holdings Company(b)	7.630	10/15/2007	1,038,474
1,475,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	1,419,806
2,000,000	Mirant North America, LLC	7.375	12/31/2013	2,035,000
4,100,000	NiSource Finance Corporation(c)	7.875	11/15/2010	4,527,983
1,500,000	NRG Energy Inc.(f)	7.250	2/1/2014	1,520,625
1,000,000	NRG Energy, Inc.(f)	7.375	2/1/2016	1,017,500
2,000,000	Power Contract Financing, LLC	6.256	2/1/2010	2,024,800
2,519,967	Power Receivables Finance, LLC	6.290	1/1/2012	2,554,465
2,500,000	Reliant Energy Resources Corporation	6.750	12/15/2014	2,150,000
1,900,000	TECO Energy, Inc.(e)	7.200	5/1/2011	2,018,750
1,585,000	Virginia Electric & Power Company	6.000	1/15/2036	1,579,253
1,000,000	Westar Energy, Inc.(c)	5.150	1/1/2017	965,237

	Total Utilities			38,368,708

	Total Long-Term Fixed Income (cost $614,951,051)			611,134,642

Shares	Preferred Stock (0.2%)			Value

17	Federal National Mortgage Association, Convertible			$1,636,220

	Total Preferred Stock (cost $1,553,375)			1,636,220

		Exercise	Expiration
Contracts	Options on U.S. Treasury Bond Futures(i)	Price	Date	Value

130	U.S. Treasury Bond Futures	$117	2/24/2006	$4,063

	Total Options (cost $20,638)			4,063

Shares	Collateral Held for Securities Loaned (8.6%)	Interest Rate(j)	Maturity Date	Value

65,587,280	Thrivent Financial Securities Lending Trust	4.460%	N/A	$65,587,280

	Total Collateral Held for Securities Loaned
	(cost $65,587,280)			65,587,280

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount
or Shares	Short-Term Investments (10.7%)	Interest Rate(j)	Maturity Date	Value

$16,760,000	Edison Asset Securitization, LLC	4.470%	2/1/2006	$16,760,000
17,000,000	Greenwich Capital Holdings, Inc.	4.470	2/1/2006	17,000,000
17,500,000	Novartis Finance Corporation	4.460	2/1/2006	17,500,000
286,649	Power Contract Financing, LLC	5.200	2/1/2006	286,649
29,859,945	Thrivent Money Market Fund	4.110	N/A	29,859,945

	Total Short-Term Investments (at amortized cost)			81,406,594

	Total Investments (cost $763,518,938)			$759,768,799

(a) The categories of investments are shown as a percentage of total investments.

(b) At January 31, 2006, all or a portion of the denoted securities, valued at $74,953,653, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 5 yr.	165	March 2006	Long	$17,446,173	$17,477,606	$(31,433)
U.S. Treasury Bond Futures 10 yr.	411	March 2006	Short	(44,567,813)	(44,762,081)	194,268
Euro-Bund Futures 10 yr.	29	March 2006	Short	(4,244,100)	(4,276,434)	32,334
U.S. Treasury Bond Futures 20 yr.	40	March 2006	Short	(4,513,750)	(4,536,150)	22,400

(c) Designated as cover for long settling trades.
(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
(e) All or a portion of the security is on loan.
(f) Denotes investments purchased on a when-issued basis.
(g) At January 31, 2006, all or a portion of the denoted securities, valued at $27,804,996, were pledged as the initial margin deposit or earmarked as collateral to cover purchased options, as indicated above in the schedule, and written options as follows:
	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

U.S. Treasury Bond Futures 30 yr.	130	$115	March 2006	$(24,375)	$54,519

(h) In bankruptcy.

(i) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Income Fund.

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $3,871,909 and $(7,605,473), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Core Bond Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (82.5%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (18.6%)
$5,000,000	Americredit Automobile Receivables Trust(b,c)	4.480%	2/6/2006	$5,002,655
5,000,000	ARG Funding Corporation(b)	4.290	4/20/2010	4,838,350
3,000,000	Associates Manufactured Housing Contract
	Pass-Through Certificates(b)	7.900	3/15/2027	3,117,114
5,000,000	Bear Stearns Asset-Backed Securities, Inc.(b,c,d)	4.770	2/25/2006	5,002,820
3,000,000	CIT Equipment Collateral(b)	4.420	5/20/2009	2,974,803
3,370,712	Countrywide Asset-Backed Certificates(b)	3.903	1/25/2031	3,354,273
4,384,733	Countrywide Asset-Backed Certificates(e)	4.905	8/25/2032	4,370,355
1,008,682	Credit Based Asset Servicing and Securitization(b)	3.887	10/25/2034	998,104
5,000,000	DaimlerChrysler Master Owner Trust(b,c)	4.520	2/15/2006	5,000,830
3,719,543	Encore Credit Receivables Trust(c)	4.660	2/25/2006	3,720,164
4,446,600	FBR Securitization Trust, LLC(b,c,d,e)	4.650	2/25/2006	4,446,458
4,024,376	First Franklin Mortgage Loan Asset-Backed Certificates(b,c)	4.630	2/25/2006	4,025,056
5,000,000	Fremont Home Loan Trust(b,c)	4.690	2/25/2006	5,000,515
5,000,000	GE Dealer Floorplan Master Note Trust(b,c)	4.530	2/20/2006	5,001,590
5,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	4.620	2/25/2006	4,995,700
1,842,164	Green Tree Financial Corporation	7.650	10/15/2027	1,924,860
5,000,000	Harley Davidson Motorcycle Trust(b)	3.200	5/15/2012	4,864,120
2,101,968	Long Beach Mortgage Loan Trust(c)	4.640	2/25/2006	2,102,294
5,000,000	Master Asset-Backed Securities Trust(c,f)	4.610	3/25/2006	5,000,000
4,950,719	National Collegiate Student Loan Trust(b,c)	4.590	2/25/2006	4,950,540
5,000,000	Option One Mortgage Loan Trust(c,d)	4.690	2/25/2006	5,000,445
1,125,000	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	1,103,348
3,914,238	Popular ABS Mortgage Pass-Through Trust(c,e)	4.640	2/25/2006	3,913,623
4,586,234	Popular ABS Mortgage Pass-Through Trust(c,e)	4.660	2/25/2006	4,586,505
2,000,000	Popular ABS Mortgage Pass-Through Trust(b)	4.000	12/25/2034	1,962,502
4,047,014	Residential Asset Securities Corporation(c,d)	4.640	2/25/2006	4,047,443
658,573	Residential Asset Securities Corporation	3.250	5/25/2029	654,949
2,000,000	Residential Asset Securities Corporation	4.160	7/25/2030	1,973,708
4,284,709	SLM Student Loan Trust(b,c)	4.633	4/25/2006	4,283,869
3,846,609	Specialty Underwriting and Residential Finance Trust(c)	4.650	2/25/2006	3,846,767
2,058,144	Structured Asset Investment Loan Trust(b,c)	4.610	2/25/2006	2,058,286
5,000,000	Textron Financial Floorplan Master Note Trust(b,c)	4.562	2/13/2006	5,012,805
3,931,753	Wachovia Mortgage Loan Trust, LLC(b,c)	4.640	2/25/2006	3,932,115

	Total Asset-Backed Securities			123,066,966

Basic Materials (0.8%)
1,250,000	Dow Chemical Company(d)	6.125	2/1/2011	1,300,835
750,000	Glencore Funding, LLC(b)	6.000	4/15/2014	711,571
1,500,000	Packaging Corporation of America(e)	4.375	8/1/2008	1,463,877
2,000,000	Precision Castparts Corporation(b)	5.600	12/15/2013	2,007,420

	Total Basic Materials			5,483,703

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.5%)	Interest Rate	Maturity Date	Value

Capital Goods (1.2%)
$2,000,000	Boeing Capital Corporation(g)	6.500%	2/15/2012	$2,141,842
2,750,000	Oakmont Asset Trust(b)	4.514	12/22/2008	2,682,149
1,750,000	Textron Financial Corporation	4.600	5/3/2010	1,712,076
1,375,000	Tyco International Group SA	6.375	10/15/2011	1,439,331

	Total Capital Goods			7,975,398

Commercial Mortgage-Backed Securities (11.8%)
4,000,000	Banc of America Commercial Mortgage, Inc.(b)	5.001	9/10/2010	3,966,692
5,000,000	Banc of America Commercial Mortgage, Inc.(b,d)	6.085	6/11/2035	5,148,270
2,750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	2,636,348
3,000,000	Banc of America Commercial Mortgage, Inc.(b,d)	5.118	7/11/2043	2,991,459
4,809,029	Banc of America Mortgage Securities, Inc.(b)	4.827	9/25/2035	4,736,408
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc.(b,d)	3.869	2/11/2041	2,881,152
132,409	CAM Commercial Mortgage Corporation	4.834	11/14/2036	132,409
1,809,907	Commercial Mortgage Pass-Through Certificates(b,c)	4.570	2/15/2006	1,809,661
4,100,000	First Union National Bank Commercial Mortgage Trust(b)	7.390	12/15/2031	4,390,428
5,500,000	LB-UBS Commercial Mortgage Trust(b)	4.187	8/15/2029	5,339,780
4,422,948	Merrill Lynch Mortgage Investors, Inc.	4.887	6/25/2035	4,372,225
3,250,000	Merrill Lynch Mortgage Trust	5.264	1/12/2044	3,257,114
5,469,008	Morgan Stanley Capital I, Inc.(b)	6.210	11/15/2031	5,592,307
5,000,000	National Collegiate Student Loan Trust(c,d)	4.600	2/25/2006	5,000,000
4,985,428	Wachovia Bank Commercial Mortgage Trust(c,d)	4.570	2/15/2006	4,984,281
4,500,000	Wachovia Bank Commercial Mortgage Trust(c)	4.670	2/15/2006	4,500,432
3,000,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	2,873,625
4,500,000	Wachovia Bank Commercial Mortgage Trust(b)	4.516	5/15/2044	4,376,106
4,694,148	Washington Mutual Mortgage
	Pass-Through Certificates(b,c)	4.850	2/25/2006	4,701,818
4,520,215	Washington Mutual Mortgage Pass-Through Certificates	4.845	9/25/2035	4,473,367

	Total Commercial Mortgage-Backed Securities			78,163,882

Communications Services (2.3%)
1,750,000	AT&T Broadband Corporation(d,e)	8.375	3/15/2013	2,003,060
2,000,000	British Sky Broadcasting Finance UK plc(b)	5.625	10/15/2015	1,966,996
2,000,000	British Telecom plc(b)	8.375	12/15/2010	2,266,628
2,000,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	1,735,000
520,000	New Cingular Wireless Services, Inc.	8.750	3/1/2031	681,417
700,000	News America, Inc.	6.400	12/15/2035	697,061
2,750,000	Nextel Communications, Inc.	5.950	3/15/2014	2,769,514
1,300,000	Nextel Partners, Inc.	8.125	7/1/2011	1,394,250
1,500,000	Telecom Italia Capital SA	5.250	10/1/2015	1,438,544

	Total Communications Services			14,952,470

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.5%)	Interest Rate	Maturity Date	Value

Consumer Cyclical (1.1%)
$1,500,000	Caesars Entertainment, Inc.	8.500%	11/15/2006	$1,534,887
2,000,000	DaimlerChrysler North American Holdings Corporation(d)	4.875	6/15/2010	1,948,150
2,500,000	Ford Motor Credit Company(d)	6.625	6/16/2008	2,352,465
600,000	General Motors Acceptance Corporation	6.875	9/15/2011	572,839
1,000,000	Ryland Group, Inc.	8.000	8/15/2006	1,013,957

	Total Consumer Cyclical			7,422,298

Consumer Non-Cyclical (1.8%)
550,000	Boston Scientific Corporation	6.250	11/15/2035	582,410
2,400,000	Bunge Limited Finance Corporation(b)	7.800	10/15/2012	2,708,702
810,000	Fortune Brands, Inc.	5.875	1/15/2036	783,940
2,000,000	Kraft Foods, Inc.	4.125	11/12/2009	1,928,520
530,000	Kroger Company	6.200	6/15/2012	540,792
700,000	Kroger Company	8.000	9/15/2029	804,344
1,125,000	Quest Diagnostic, Inc.	5.450	11/1/2015	1,121,535
1,060,000	Teva Pharmaceutical Finance, LLC	6.150	2/1/2036	1,064,921
600,000	WellPoint, Inc.	5.850	1/15/2036	597,443
1,325,000	Wyeth(b)	5.500	2/15/2016	1,329,054

	Total Consumer Non-Cyclical			11,461,661

Energy (0.9%)
1,630,000	Boardwalk Pipelines, LLC(g)	5.500	2/1/2017	1,612,797
1,550,000	Enterprise Products Operating, LP	4.625	10/15/2009	1,508,885
2,000,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	1,950,540
1,000,000	Southern California Gas Company(g)	5.750	11/15/2035	1,009,038

	Total Energy			6,081,260

Financials (9.7%)
2,275,000	American Express Credit Corporation(e)	5.000	12/2/2010	2,271,271
1,250,000	American International Group, Inc.(d)	5.050	10/1/2015	1,217,341
1,450,000	Ameriprise Financial, Inc.(e)	5.650	11/15/2015	1,464,920
1,825,000	Archstone-Smith Trust(g)	5.250	12/1/2010	1,818,587
1,250,000	Barnett Capital I	8.060	12/1/2026	1,322,949
1,400,000	BNP Paribas SA(b)	5.186	6/29/2015	1,345,233
1,250,000	Corestates Capital Trust I(b)	8.000	12/15/2026	1,321,380
1,000,000	Countrywide Home Loans, Inc.(b)	4.000	3/22/2011	937,819
1,725,000	CTI Group, Inc.(g)	5.200	11/3/2010	1,726,611
4,750,000	Dow Jones CDX(g)	7.250	12/29/2010	4,708,438
2,100,000	General Electric Capital Corporation	5.000	1/8/2016	2,056,723
2,500,000	Goldman Sachs Group, Inc.(b)	5.125	1/15/2015	2,444,935
2,000,000	HSBC Capital Funding, LP/Jersey Channel Islands(b)	9.547	6/30/2010	2,326,966
2,200,000	ILFC E-Capital Trust I	5.900	12/21/2010	2,204,079

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.5%)	Interest Rate	Maturity Date	Value

Financials — continued
$2,000,000	International Lease Finance Corporation	4.875%	9/1/2010	$1,967,552
2,000,000	J.P. Morgan Chase & Company(b)	4.891	9/1/2015	1,969,916
1,500,000	J.P. Morgan Chase & Company	5.150	10/1/2015	1,467,908
2,000,000	KeyCorp(b)	4.700	5/21/2009	1,980,880
2,500,000	Lehman Brothers Holdings, Inc.	4.500	7/26/2010	2,439,070
2,000,000	Merrill Lynch & Company, Inc.	4.831	10/27/2008	1,989,324
1,250,000	Metropolitan Life Global Funding(b)	4.500	5/5/2010	1,220,942
1,350,000	Montpelier Re Holdings, Ltd.(b)	6.125	8/15/2013	1,310,040
1,500,000	Monumental Global Funding II	4.625	3/15/2010	1,484,811
2,000,000	ProLogis	5.250	11/15/2010	1,993,722
2,200,000	RBS Capital Trust I	5.512	9/30/2014	2,167,587
2,000,000	Reinsurance Group of America, Inc.	6.750	12/15/2015	2,028,668
2,500,000	Residential Capital Corporation(b)	6.375	6/30/2010	2,562,672
1,300,000	Sanwa Bank, Ltd.	7.400	6/15/2011	1,426,554
1,750,000	Simon Property Group, LP	4.600	6/15/2010	1,705,714
1,240,000	Simon Property Group, LP	5.375	6/1/2011	1,238,970
1,580,000	Wachovia Bank NA(b)	4.875	2/1/2015	1,524,774
1,475,000	Wachovia Capital Trust III	5.800	3/15/2011	1,477,988
2,500,000	Washington Mutual Bank FA(g)	5.125	1/15/2015	2,417,370
800,000	Westfield Capital	4.375	11/15/2010	771,195
2,000,000	ZFS Finance USA Trust I(g)	6.150	12/15/2010	2,008,646

	Total Financials			64,321,555

Foreign (0.3%)
1,800,000	Republic of Italy	5.375	6/15/2033	1,797,057

	Total Foreign			1,797,057

Mortgage-Backed Securities (20.7%)
45,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass-Through(f)	5.500	2/1/2021	45,267,210
46,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through(f)	5.500	2/1/2036	45,496,852
45,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through(f)	6.000	2/1/2036	45,940,811

	Total Mortgage-Backed Securities			136,704,873

Technology (0.4%)
2,500,000	Deluxe Corporation(b)	3.500	10/1/2007	2,375,900

	Total Technology			2,375,900

Transportation (0.2%)
1,500,000	Hertz Corporation	8.875	1/1/2014	1,548,750

	Total Transportation			1,548,750

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.5%)	Interest Rate	Maturity Date	Value

U.S. Government (10.9%)

$5,000,000	Federal Home Loan Bank	4.250%	10/14/2008	$4,964,055
5,000,000	Federal National Mortgage Association	4.375	9/7/2007	4,960,885
5,000,000	Federal National Mortgage Association(b)	5.500	3/15/2011	5,153,620
2,290,000	U.S. Treasury Bonds(g)	7.625	2/15/2025	3,109,389
150,000	U.S. Treasury Bonds	6.125	8/15/2029	179,508
2,500,000	U.S. Treasury Notes(g)	4.375	12/31/2007	2,492,772
50,000	U.S. Treasury Notes(g)	4.250	10/15/2010	49,455
600,000	U.S. Treasury Notes(g)	4.375	12/15/2010	596,578
7,000,000	U.S. Treasury Notes(g)	4.250	1/15/2011	6,933,829
4,400,000	U.S. Treasury Notes(g)	5.000	2/15/2011	4,500,373
1,450,000	U.S. Treasury Notes	4.375	8/15/2012	1,437,369
10,780,000	U.S. Treasury Notes(g)	4.000	2/15/2015	10,348,800
14,100,000	U.S. Treasury Notes(g)	4.125	5/15/2015	13,656,626
5,080,750	U.S. Treasury Notes(g)	1.875	7/15/2015	5,030,933
2,300,000	U.S. Treasury Notes(g)	4.500	11/15/2015	2,294,698
6,472,960	U.S. Treasury Notes(g)	2.000	1/15/2016	6,478,773

	Total U.S. Government			72,187,663

Utilities (1.8%)
1,250,000	Carolina Power & Light, Inc.(b)	5.150	4/1/2015	1,229,414
2,500,000	Duke Capital, LLC(b)	5.668	8/15/2014	2,506,838
1,500,000	Exelon Corporation(b)	6.750	5/1/2011	1,590,273
1,000,000	Exelon Corporation(b)	5.625	6/15/2035	938,490
750,000	FirstEnergy Corporation	7.375	11/15/2031	867,305
2,500,000	NRG Energy Inc.(f)	7.250	2/1/2014	2,534,375
1,259,984	Power Receivables Finance, LLC	6.290	1/1/2012	1,277,233
1,060,000	Virginia Electric & Power Company	6.000	1/15/2036	1,056,156

	Total Utilities			12,000,084

	Total Long-Term Fixed Income (cost $550,201,181)			545,543,520

Shares	Preferred Stock (0.2%)			Value

15	Federal National Mortgage Association, Convertible			$1,443,724

	Total Preferred Stock (cost $1,370,625)			1,443,724

			Expiration
Contracts	Options on U.S. Treasury Bond Futures(h)	Price	Date	Value

100	U.S. Treasury Bond Futures	$117	2/24/2006	$3,125

	Total Options (cost $15,875)			3,125

Shares	Collateral Held for Securities Loaned (9.2%)	Interest Rate(i)	Maturity Date	Value

60,851,618	Thrivent Financial Securities Lending Trust	4.460%	N/A	$60,851,618

	Total Collateral Held for Securities Loaned
	(cost $60,851,618)			60,851,618

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount
or Shares	Short-Term Investments (8.1%)	Interest Rate(i)	Maturity Date	Value

$12,765,000	Corporate Asset Finance Company, LLC	4.480%	2/1/2006	$12,765,000
802,617	Power Contract Financing, LLC	5.200	2/1/2006	802,617
5,000,000	Preferred Receivables Funding Corporation	4.450	2/22/2006	4,987,021
12,000,000	Rabobank USA Finance Corporation	4.470	2/1/2006	12,000,000
22,632,137	Thrivent Money Market Fund	4.110	N/A	22,632,137

	Total Short-Term Investments (at amortized cost)			53,186,775

	Total Investments (cost $665,626,074)			$661,028,762

(a) The categories of investments are shown as a percentage of total investments.

(b) Designated as cover for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At January 31, 2006, all or a portion of the denoted securities, valued at $29,283,807, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 5 yr.	60	March 2006	Long	$6,344,063	$6,355,493	$(11,430)
U.S. Treasury Bond Futures 10 yr.	148	March 2006	Short	(16,048,750)	(16,173,181)	124,431
Euro-Bund Futures 10 yr.	22	March 2006	Short	(3,219,662)	(3,244,191)	24,529
U.S. Treasury Bond Futures 20 yr.	20	March 2006	Short	(2,256,875)	(2,268,075)	11,200

(e) At January 31, 2006, all or a portion of the denoted securities, valued at $21,215,091 were pledged as the initial margin deposit or earmarked as collateral to cover purchased options, as indicated above in the schedule, and written options as follows:
	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

U.S. Treasury Bond Futures 30 yr.	100	$115	March 2006	$(18,750)	$41,938

(f) Denotes investments purchased on a when-issued basis.

(g) All or a portion of the security is on loan.

(h) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Core Bond Fund.

(i) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $1,655,188 and $(6,239,750), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Limited Maturity Bond Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (91.7%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (23.9%)
$1,000,000	American Express Credit Account Master Trust(b)	4.590%	2/15/2006	$1,000,598
1,500,000	Americredit Automobile Receivables Trust(b,c)	4.480	2/6/2006	1,500,796
1,000,000	Americredit Automobile Receivables Trust	3.430	7/6/2011	968,123
1,500,000	ARG Funding Corporation(d)	4.290	4/20/2010	1,451,505
1,500,000	Banc of America Securities Auto Trust	3.890	6/18/2008	1,493,025
1,000,000	Capital Auto Receivables Asset Trust	3.350	2/15/2008	987,410
1,500,000	Caterpillar Financial Asset Trust(d)	3.900	2/25/2009	1,480,779
492,058	Chase Funding Mortgage Loan Asset-Backed Certificates	2.734	9/25/2024	489,140
2,000,000	Chase Manhattan Auto Owner Trust	4.840	7/15/2009	1,997,972
1,500,000	CIT Equipment Collateral	4.420	5/20/2009	1,487,402
1,500,000	Countrywide Asset-Backed Certificates(c)	3.683	8/25/2024	1,490,139
1,685,356	Countrywide Asset-Backed Certificates(c,e)	3.903	1/25/2031	1,677,137
1,785,957	CPS Auto Trust	4.520	3/15/2010	1,777,377
871,808	Credit Based Asset Servicing and Securitization(c)	3.887	10/25/2034	862,665
1,500,000	DaimlerChrysler Master Owner Trust(b,d)	4.520	2/15/2006	1,500,249
743,909	Encore Credit Receivables Trust(b)	4.660	2/25/2006	744,033
750,000	First National Master Note Trust(b)	4.570	2/15/2006	750,075
500,000	Ford Credit Floorplan Master Owner Trust(b)	4.610	2/15/2006	500,344
1,000,000	Fremont Home Loan Trust(b)	4.690	2/25/2006	1,000,103
1,500,000	GE Dealer Floorplan Master Note Trust(b)	4.530	2/20/2006	1,500,477
1,500,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	1,486,395
1,500,000	GMAC Mortgage Corporation Loan Trust(b,c,d)	4.620	2/25/2006	1,498,710
1,000,000	GMAC Mortgage Corporation Loan Trust(b)	4.660	2/25/2006	1,000,319
1,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	972,824
1,000,000	Honda Auto Receivables Owner Trust(c)	2.910	10/20/2008	980,816
1,000,000	Honda Auto Receivables Owner Trust	2.790	3/16/2009	978,346
1,000,000	Honda Auto Receivables Owner Trust(c)	2.960	4/20/2009	975,712
1,500,000	Hyundai Auto Receivables Trust(e)	3.880	6/16/2008	1,492,224
1,000,000	John Deere Owner Trust(e)	3.980	6/15/2009	986,684
467,104	Long Beach Mortgage Loan Trust(b)	4.640	2/25/2006	467,176
750,000	MBNA Credit Card Master Note Trust	4.950	6/15/2009	750,910
1,500,000	Navistar Financial Corporation(c)	4.010	7/15/2008	1,494,166
1,500,000	Nissan Auto Lease Trust	3.180	6/15/2010	1,468,587
1,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	998,594
1,250,000	PG&E Energy Recovery Funding, LLC(c)	3.870	6/25/2011	1,225,942
500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	490,626
1,500,000	Renaissance Home Equity Loan Trust(c)	3.856	1/25/2035	1,485,838
658,573	Residential Asset Securities Corporation(c)	3.250	5/25/2029	654,949
1,000,000	Residential Asset Securities Corporation	5.010	4/25/2033	985,234
1,285,413	SLM Student Loan Trust(b)	4.633	4/25/2006	1,285,161
551,066	SLM Student Loan Trust(b)	4.633	4/25/2006	550,827
617,443	Structured Asset Investment Loan Trust(b)	4.610	2/25/2006	617,486
1,500,000	Textron Financial Floorplan Master Note Trust(b,c)	4.562	2/13/2006	1,503,842
2,000,000	USAA Auto Owner Trust	4.830	4/15/2010	1,997,074
1,500,000	World Omni Auto Receivables Trust	4.300	3/20/2008	1,495,023

	Total Asset-Backed Securities			52,502,814

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (91.7%)	Interest Rate	Maturity Date	Value

Basic Materials (1.3%)
$500,000	ICI North America	8.875%	11/15/2006	$513,394
700,000	IMC Global, Inc.	10.875	6/1/2008	777,000
1,000,000	Lubrizol Corporation	4.625	10/1/2009	978,492
500,000	Monsanto Company	4.000	5/15/2008	488,630

	Total Basic Materials			2,757,516

Capital Goods (1.6%)
500,000	Goodrich Corporation	6.600	5/15/2009	520,304
1,000,000	John Deere Capital Corporation	4.400	7/15/2009	978,614
1,000,000	Oakmont Asset Trust	4.514	12/22/2008	975,327
500,000	Raytheon Company	6.750	8/15/2007	510,494
500,000	Tyco International Group SA Participation
	Certificate Trust	4.436	6/15/2007	493,803

	Total Capital Goods			3,478,542

Commercial Mortgage-Backed Securities (13.6%)
600,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	595,004
750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	719,004
131,954	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	130,150
1,442,709	Banc of America Mortgage Securities, Inc.(d)	4.827	9/25/2035	1,420,922
1,943,840	Bear Stearns Adjustable Rate Mortgage Trust	4.625	8/25/2010	1,899,930
700,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	672,269
1,258,444	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	1,250,313
542,972	Commercial Mortgage Pass-Through Certificates(b)	4.570	2/15/2006	542,898
2,500,000	Countrywide Home Loans, Inc.	5.424	3/20/2036	2,495,312
2,500,000	Deutsche Alt-A Securities, Inc.	5.568	2/25/2036	2,507,422
1,442,750	General Electric Commercial Mortgage Corporation(d)	4.792	7/10/2045	1,425,942
1,222,063	Impac CMB Trust(b)	4.810	2/25/2006	1,222,609
1,218,390	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	1,163,746
250,000	LB-UBS Commercial Mortgage Trust(c)	3.323	3/15/2027	241,752
750,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	728,152
1,429,890	LB-UBS Commercial Mortgage Trust	4.747	9/15/2040	1,420,424
561,949	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	551,845
1,326,884	Merrill Lynch Mortgage Investors, Inc.	4.887	6/25/2035	1,311,668
1,927,184	Residential Accredit Loans, Inc.	5.638	9/25/2035	1,932,054
1,495,628	Wachovia Bank Commercial Mortgage Trust(b)	4.570	2/15/2006	1,495,284
1,500,000	Wachovia Bank Commercial Mortgage Trust(b)	4.670	2/15/2006	1,500,144
1,934,873	Washington Mutual Mortgage Pass-Through Certificates(b)	4.820	2/25/2006	1,940,879
1,408,244	Washington Mutual Mortgage Pass-Through Certificates(b)	4.850	2/25/2006	1,410,545
1,356,065	Washington Mutual Mortgage Pass-Through Certificates	4.845	9/25/2035	1,342,010

	Total Commercial Mortgage-Backed Securities			29,920,278

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (91.7%)	Interest Rate	Maturity Date	Value

Communications Services (5.3%)
$600,000	ALLTEL Corporation	4.656%	5/17/2007	$597,226
900,000	British Sky Broadcasting Group plc	6.875	2/23/2009	939,107
600,000	CenturyTel, Inc.(c)	4.628	5/15/2007	594,451
1,000,000	Comcast Cable Communications, Inc.	6.200	11/15/2008	1,023,765
750,000	Cox Communications, Inc.	7.875	8/15/2009	803,570
1,000,000	MCI, Inc.	6.688	5/1/2009	1,031,250
1,000,000	Nextel Partners, Inc.	8.125	7/1/2011	1,072,500
500,000	Qwest Corporation	5.625	11/15/2008	492,500
1,000,000	SBC Communications, Inc.	4.125	9/15/2009	963,106
1,000,000	Sprint Capital Corporation	6.125	11/15/2008	1,025,227
1,000,000	Telecom Italia Capital SA	4.000	11/15/2008	968,031
500,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	488,814
1,000,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	1,044,955
500,000	Viacom, Inc.	5.625	5/1/2007	501,879

	Total Communications Services			11,546,381

Consumer Cyclical (2.9%)
750,000	Carnival Corporation(e)	3.750	11/15/2007	733,138
1,000,000	DaimlerChrysler North American Holdings Corporation(b)	4.780	5/2/2006	1,003,309
750,000	Ford Motor Credit Company	6.625	6/16/2008	705,740
500,000	Gap, Inc.	9.550	12/15/2008	552,556
1,000,000	General Motors Acceptance Corporation(f)	4.500	7/15/2006	990,153
1,000,000	Harrah’s Operating Company, Inc.	7.125	6/1/2007	1,022,974
250,000	Starwood Hotels & Resorts Worldwide, Inc.(g)	7.875	5/1/2007	255,938
1,000,000	Yum! Brands, Inc.(c)	8.500	4/15/2006	1,006,818

	Total Consumer Cyclical			6,270,626

Consumer Non-Cyclical (3.8%)
1,000,000	Baxter International, Inc.	5.196	2/16/2008	1,000,698
600,000	Beckman Coulter, Inc.	7.450	3/4/2008	626,587
400,000	Bunge Limited Finance Corporation	7.800	10/15/2012	451,450
1,000,000	Cadbury Schweppes plc	3.875	10/1/2008	968,775
750,000	Harvard University(c)	8.125	4/15/2007	778,658
1,000,000	HCA, Inc.	5.500	12/1/2009	985,912
825,000	Kroger Company	6.375	3/1/2008	840,916
775,000	Miller Brewing Company	4.250	8/15/2008	758,727
400,000	Safeway, Inc.	6.500	11/15/2008	410,780
750,000	Tyson Foods, Inc.(c)	7.250	10/1/2006	760,279
700,000	Wyeth	4.375	3/1/2008	690,787

	Total Consumer Non-Cyclical			8,273,569

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (91.7%)	Interest Rate	Maturity Date	Value

Energy (2.1%)
$500,000	Enterprise Products Operating, LP	4.000%	10/15/2007	$489,456
500,000	Enterprise Products Operating, LP	4.625	10/15/2009	486,737
1,000,000	KeySpan Corporation(c)	4.900	5/16/2008	996,171
750,000	Marathon Oil Corporation	5.375	6/1/2007	753,112
1,000,000	Oneok, Inc.	5.510	2/16/2008	1,004,248
1,000,000	Plains All American Pipeline, LP/PAA Finance Corporation	4.750	8/15/2009	979,731

	Total Energy			4,709,455

Financials (14.3%)
750,000	Abbey National plc(e,g)	6.700	6/15/2008	772,922
1,000,000	American General Finance Corporation(b,c)	4.720	4/18/2006	1,000,656
300,000	Barnett Capital I	8.060	12/1/2026	317,508
500,000	Capital One Bank	4.875	5/15/2008	497,232
250,000	Capital One Financial Corporation(e)	4.738	5/17/2007	248,690
500,000	Chubb Corporation	4.934	11/16/2007	498,688
1,000,000	CIT Group, Inc.	5.000	11/24/2008	997,750
300,000	Corestates Capital Trust I	8.000	12/15/2026	317,131
500,000	Countrywide Home Loans, Inc.(c)	4.125	9/15/2009	481,148
900,000	Credit Suisse First Boston USA, Inc.(b,f)	4.590	3/9/2006	900,525
1,000,000	Donaldson, Lufkin & Jenrette, Inc.(e)	6.500	4/1/2008	1,026,437
500,000	EOP Operating, LP	6.800	1/15/2009	520,554
500,000	First Chicago Corporation	6.375	1/30/2009	518,882
1,000,000	Goldman Sachs Group, Inc.(e)	3.875	1/15/2009	967,820
600,000	International Lease Finance Corporation	3.300	1/23/2008	582,102
750,000	iSTAR Financial, Inc.	4.875	1/15/2009	738,699
600,000	John Hancock Global Funding II	3.750	9/30/2008	581,717
500,000	KeyCorp	4.700	5/21/2009	495,220
1,500,000	Lehman Brothers Holdings E-Capital Trust I(b)	5.150	2/20/2006	1,504,036
1,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	964,175
1,000,000	Marsh & McLennan Companies, Inc.	5.375	3/15/2007	999,541
1,000,000	MBNA Europe Funding plc(b)	4.550	3/7/2006	1,000,356
1,000,000	Merrill Lynch & Company, Inc.(b)	4.944	4/21/2006	1,004,343
500,000	Merrill Lynch & Company, Inc.	4.831	10/27/2008	497,331
775,000	Mizuho Perferred Capital Company, LLC	8.790	6/30/2008	833,762
500,000	Monumental Global Funding II	3.850	3/3/2008	488,750
700,000	Pacific Life Global Funding	3.750	1/15/2009	684,250
900,000	Popular North America, Inc.	5.200	12/12/2007	897,957
1,000,000	Premium Asset Trust(b)	4.750	4/18/2006	1,000,127
600,000	Pricoa Global Funding I	4.350	6/15/2008	590,273
1,000,000	Protective Life Secured Trust	4.000	10/7/2009	970,701
1,000,000	Residential Capital Corporation	6.125	11/21/2008	1,010,198
900,000	Simon Property Group, LP(c)	6.375	11/15/2007	918,086
1,000,000	SLM Corporation(f)	4.000	1/15/2009	968,941
500,000	St. Paul Travelers Companies, Inc.	5.750	3/15/2007	501,259

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (91.7%)	Interest Rate	Maturity Date	Value

Financials — continued
$775,000	Tokai Preferred Capital Company, LLC	9.980%	6/30/2008	$853,773
750,000	Union Planters Bank	5.125	6/15/2007	749,247
500,000	Washington Mutual, Inc.	4.000	1/15/2009	484,748
1,000,000	Wells Fargo & Company(b)	4.591	3/15/2006	1,001,131
1,000,000	Westpac Banking Corporation(b,c)	4.450	2/27/2006	1,000,936
1,000,000	World Savings Bank FSB(b)	4.470	3/1/2006	1,001,027

	Total Financials			31,388,629

Foreign (0.1%)
104,167	Pemex Finance, Ltd.	8.450	2/15/2007	105,198

	Total Foreign			105,198

Mortgage-Backed Securities (7.9%)
8,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass-Through(h)	5.500	2/1/2021	8,047,506
9,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass-Through(h)	6.500	2/1/2036	9,225,000

	Total Mortgage-Backed Securities			17,272,506

Technology (0.4%)
1,000,000	Deluxe Corporation(e)	3.500	10/1/2007	950,360

	Total Technology			950,360

Transportation (0.5%)
700,000	FedEx Corporation(e)	3.500	4/1/2009	667,454
500,000	Southwest Airlines Company	5.496	11/1/2006	501,280

	Total Transportation			1,168,734

U.S. Government (10.0%)

1,000,000	Federal Home Loan Bank(f)	4.250	4/16/2007	993,036
2,000,000	Federal Home Loan Bank	4.625	7/18/2007	1,994,424
1,500,000	Federal Home Loan Bank	4.625	10/24/2007	1,493,060
3,000,000	Federal Home Loan Bank	4.100	6/13/2008	2,954,304
1,400,000	Federal Home Loan Bank	4.400	7/28/2008	1,385,748
1,500,000	Federal Home Loan Bank	4.250	10/14/2008	1,489,216
1,500,000	Federal Home Loan Mortgage Corporation(f)	4.125	4/2/2007	1,487,778
1,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	994,354
2,000,000	Federal Home Loan Mortgage Corporation(f)	4.000	9/22/2009	1,945,184
1,500,000	Federal National Mortgage Association	4.375	9/7/2007	1,488,266
900,000	Federal National Mortgage Association	4.400	7/28/2008	890,838
1,500,000	Federal National Mortgage Association(f)	4.000	9/2/2008	1,467,946
1,000,000	U.S. Department of Housing and Urban Development	3.450	8/1/2006	994,376

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (91.7%)	Interest Rate	Maturity Date	Value

U.S. Government — continued

$810,000	U.S. Treasury Notes(f)	5.000%	2/15/2011	$828,478
914,535	U.S. Treasury Notes(f)	1.875	7/15/2015	905,568
537,754	U.S. Treasury Notes(f)	2.000	1/15/2016	538,237

	Total U.S. Government			21,850,813

U.S. Municipals (0.3%)

750,000	Washington State Office of the State Treasurer	4.500	7/1/2007	745,928

	Total U.S. Municipals			745,928

Utilities (3.7%)
1,000,000	Carolina Power & Light, Inc.	5.950	3/1/2009	1,021,399
1,000,000	CenterPoint Energy, Inc.(d)	5.875	6/1/2008	1,012,198
750,000	Dominion Resources, Inc.(b,f)	4.821	3/28/2006	750,297
325,000	DPL, Inc.	6.250	5/15/2008	331,500
500,000	DTE Energy Company	5.630	8/16/2007	502,942
700,000	FirstEnergy Corporation	5.500	11/15/2006	701,915
500,000	Indiana Michigan Power Company	6.125	12/15/2006	504,347
1,000,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	962,580
500,000	Pacific Gas & Electric Company	3.600	3/1/2009	478,226
419,995	Power Receivables Finance, LLC	6.290	1/1/2012	425,744
1,000,000	PSEG Funding Trust	5.381	11/16/2007	999,963
400,000	Texas-New Mexico Power Company	6.125	6/1/2008	405,381

	Total Utilities			8,096,492

	Total Long-Term Fixed Income (cost $202,732,007)			201,037,841

		Exercise	Expiration
Contracts	Options on U.S. Treasury Bond Futures(i)	Price	Date	Value

40	U.S. Treasury Bond Futures	$117	2/24/2006	$1,250

	Total Options (cost $6,350)			1,250

Shares	Collateral Held for Securities Loaned (5.2%)	Interest Rate(j)	Maturity Date	Value

11,364,354	Thrivent Financial Securities Lending Trust	4.460%	N/A	$11,364,354

	Total Collateral Held for Securities Loaned
	(cost $11,364,354)			11,364,354

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount
or Shares	Short-Term Investments (3.1%)	Interest Rate(j)	Maturity Date	Value

$103,194	Power Contract Financing, LLC	5.200%	2/1/2006	$103,194
6,760,501	Thrivent Money Market Fund	4.110	N/A	6,760,501

	Total Short-Term Investments (at amortized cost)			6,863,695

	Total Investments (cost $220,966,406)			$219,267,140

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c) Designated as cover for long settling trades.

(d) At January 31, 2006, all or a portion of the denoted securities, valued at $7,014,866, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

U.S. Treasury Bond Futures 5 yr.	35	March 2006	Short	$(3,700,703)	$(3,710,442)	$9,739
(e) At January 31, 2006, all or a portion of the denoted securities, valued at $8,276,235 were pledged as the initial margin deposit or earmarked as collateral to cover purchased options, as indicated above in the schedule, and written options as follows:
	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

U.S. Treasury Bond Futures 30 yr.	40	$115	March 2006	$(7,500)	$16,775

(f) All or a portion of the security is on loan.

(g) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(h) Denotes investments purchased on a when-issued basis.

(i) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Limited Maturity Bond Fund.

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $142,045 and $(1,836,211), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Money Market Fund
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Certificates of Deposit (1.2%)	Interest Rate(b)	Maturity Date	Value

$3,375,000	BNP Paribas Chicago	4.790%	12/27/2006	$3,375,000
1,300,000	Depfa Bank plc NY	4.515	10/17/2006	1,300,000
4,091,000	Dexia Bank NY	4.525	11/17/2006	4,084,509
3,380,000	Royal Bank of Canada NY	4.750	12/4/2006	3,380,000

	Total Certificates of Deposit			12,139,509

Principal
Amount	Commercial Paper (63.7%)	Interest Rate(b)	Maturity Date	Value

Asset-Backed Commercial Paper (1.2%)
$10,800,000	GOVCO, Inc.	4.315%	2/23/2006	$10,771,521
2,000,000	GOVCO, Inc.	4.480	4/10/2006	1,983,076

	Total Asset-Backed Commercial Paper			12,754,597

Banking – Domestic (9.0%)
18,235,000	Acts Retirement – Life Communities, Inc.	4.470	3/8/2006	18,156,109
10,600,000	Baystate Health Systems, Inc.	4.400	3/14/2006	10,546,882
2,524,000	Blue Spice, LLC	4.480	2/1/2006	2,524,000
3,285,000	BNP Paribas NA	4.305	2/27/2006	3,274,786
8,812,000	BNP Paribas NA	4.410	2/28/2006	8,782,962
5,300,000	BNP Paribas NA	4.570	5/10/2006	5,234,065
4,080,000	Dexia Del, LLC	4.500	4/13/2006	4,043,790
3,650,000	MLTC Funding, Inc.	4.490	2/22/2006	3,640,440
11,584,000	New York Hospital Fund	4.420	3/3/2006	11,541,332
14,580,000	New York Hospital Fund	4.480	3/7/2006	14,518,310
6,852,000	River Fuel Company No. 2, Inc.	4.520	3/24/2006	6,808,124
3,677,000	River Fuel Trust No. 1	4.520	3/27/2006	3,652,070

	Total Banking – Domestic			92,722,870

Banking – Foreign (1.5%)
1,000,000	HBOS Treasury Services plc	4.350	2/15/2006	998,308
2,350,000	HBOS Treasury Services plc	4.450	2/23/2006	2,343,711
2,575,000	HBOS Treasury Services plc	4.350	2/24/2006	2,567,844
8,006,000	HBOS Treasury Services plc	4.400	2/27/2006	7,980,608
1,625,000	HBOS Treasury Services plc	4.340	2/28/2006	1,619,710

	Total Banking – Foreign			15,510,181

Consumer Cyclical (1.5%)
15,500,000	Golden Funding Corporation	4.390	3/3/2006	15,443,296

	Total Consumer Cyclical			15,443,296

Education (6.0%)
7,100,000	Duke University	4.270	2/2/2006	7,099,158
14,700,000	Northwestern University	4.210	2/1/2006	14,700,000
7,300,000	Northwestern University	4.270	2/2/2006	7,299,134

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Commercial Paper (63.7%)	Interest Rate(b)	Maturity Date	Value

Education — continued
$10,900,000	Northwestern University	4.420%	3/1/2006	$10,862,525
22,000,000	Yale University	4.200	2/1/2006	22,000,000

	Total Education			61,960,817

Finance (34.3%)
11,000,000	Amsterdam Funding Corporation	4.490	2/1/2006	11,000,000
5,475,000	Amsterdam Funding Corporation	4.360	2/8/2006	5,470,358
11,000,000	Amsterdam Funding Corporation	4.480	2/16/2006	10,979,467
6,700,000	Amsterdam Funding Corporation	4.460	2/22/2006	6,682,647
10,900,000	Amsterdam Funding Corporation	4.515	4/10/2006	10,807,041
18,950,000	Bryant Park Funding, LLC	4.540	3/29/2006	18,816,171
4,740,000	Bryant Park Funding, LLC	4.530	4/6/2006	4,701,827
18,225,000	Bryant Park Funding, LLC	4.580	4/25/2006	18,032,554
12,775,000	Corporate Receivables Corporation Funding, LLC	4.400	3/2/2006	12,729,720
4,030,000	Falcon Asset Securitization Corporation	4.430	2/16/2006	4,022,561
13,800,000	Fountain Square Commercial Funding	4.270	2/15/2006	13,777,084
7,200,000	Galaxy Funding, Inc.	4.510	2/28/2006	7,175,646
10,985,000	Galaxy Funding, Inc.	4.400	3/6/2006	10,940,694
14,580,000	Galaxy Funding, Inc.	4.520	3/24/2006	14,487,052
18,300,000	Galaxy Funding, Inc.	4.540	3/31/2006	18,166,146
2,730,000	General Electric Capital Corporation	4.630	10/24/2006	2,636,956
22,000,000	Grampian Funding, LLC	4.390	3/28/2006	21,852,531
18,200,000	Jupiter Securitization Corporation	4.420	2/14/2006	18,170,951
14,600,000	Jupiter Securitization Corporation	4.460	2/21/2006	14,563,987
21,900,000	NATC California, LLC	4.490	4/13/2006	21,706,069
1,885,000	Nieuw Amsterdam Receivables Corporation	4.370	2/15/2006	1,881,797
46,000	Nieuw Amsterdam Receivables Corporation	4.480	2/21/2006	45,885
2,510,000	Nieuw Amsterdam Receivables Corporation	4.430	3/24/2006	2,494,248
4,230,000	Nieuw Amsterdam Receivables Corporation	4.450	4/6/2006	4,196,536
1,863,000	Nieuw Amsterdam Receivables Corporation	4.560	4/25/2006	1,843,414
7,290,000	Nieuw Amsterdam Receivables Corporation	4.650	7/31/2006	7,120,507
11,000,000	Old Line Funding Corporation	4.370	2/10/2006	10,987,983
22,703,000	Ranger Funding Company, LLC	4.480	2/22/2006	22,643,672
5,800,000	Solitaire Funding, LLC	4.285	2/17/2006	5,788,954
18,250,000	Thames Asset Global Securitization, Inc.	4.440	3/14/2006	18,157,716
7,300,000	Thunder Bay Funding, Inc.	4.310	2/1/2006	7,300,000
14,700,000	Thunder Bay Funding, Inc.	4.380	2/6/2006	14,691,058
5,000,000	Thunder Bay Funding, Inc.	4.500	2/15/2006	4,991,250
4,840,000	Triple A-1 Funding Corporation	4.430	3/22/2006	4,810,816

	Total Finance			353,673,298

Insurance (7.2%)
2,700,000	American Family Financial Services, Inc.	4.500	4/28/2006	2,670,975
18,250,000	Aquinas Funding, LLC	4.310	2/23/2006	18,201,931
2,030,000	Aquinas Funding, LLC	4.570	5/1/2006	2,007,065
6,600,000	Curzon Funding, LLC	4.140	2/17/2006	6,587,856

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal
Amount	Commercial Paper (63.7%)	Interest Rate(b)	Maturity Date	Value

Insurance — continued
$17,700,000	Curzon Funding, LLC	4.400%	3/13/2006	$17,613,466
11,700,000	Curzon Funding, LLC	4.480	3/21/2006	11,631,048
3,530,000	Swiss Reinsurance Company	4.635	10/20/2006	3,411,379
5,100,000	Torchmark Corporation	4.450	2/10/2006	5,094,326
7,290,000	Torchmark Corporation	4.530	2/24/2006	7,268,902

	Total Insurance			74,486,948

U.S. Municipal (3.0%)

12,220,000	Alaska Housing Finance Corporation	4.380	2/7/2006	12,211,080
18,250,000	Alaska Housing Finance Corporation	4.360	2/9/2006	18,232,317

	Total U.S. Municipal			30,443,397

	Total Commercial Paper			656,995,404

Shares	Other(c)	Interest Rate(b)	Maturity Date	Value

8,000	Barclays Prime Money Market Fund	4.410%	N/A	$8,000

	Total Other			8,000

Principal
Amount	Public Corporate (3.3%)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic (1.5%)
$5,220,000	Citigroup, Inc.	5.750%	5/10/2006	$5,236,640
2,720,000	HSBC USA, Inc.	7.000	11/1/2006	2,763,175
7,290,000	J.P. Morgan Chase & Company	3.125	12/11/2006	7,190,413

	Total Banking – Domestic			15,190,228

Consumer Cyclical (1.4%)
14,600,000	Wal-Mart Stores Canada	5.580	5/1/2006	14,633,574

	Total Consumer Cyclical			14,633,574

Consumer Non-Cyclical (0.3%)
2,750,000	Cargill, Inc.	6.250	5/1/2006	2,760,690

	Total Consumer Non-Cyclical			2,760,690

Finance (0.1%)
1,340,000	Household Finance Corporation	7.200	7/15/2006	1,356,710

	Total Finance			1,356,710

	Total Public Corporate			33,941,202

Principal
Amount	U.S. Government (0.3%)	Interest Rate(b)	Maturity Date	Value

$1,390,000	Federal Home Loan Mortgage Corporation	4.875%	7/27/2006	$1,390,000
1,280,000	Federal National Mortgage Association	4.050	8/14/2006	1,280,000

	Total U.S. Government			2,670,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of January 31, 2006 (unaudited)(a)

Principal
Amount	Variable Rate Notes (31.5%)(d)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic (9.2%)
$9,250,000	Bank of New York Company, Inc.	4.410%	2/10/2006	$9,250,000
7,400,000	Bank of New York Company, Inc.	4.589	2/27/2006	7,402,656
3,700,000	Bank One Corporation	4.601	3/15/2006	3,703,470
18,500,000	Fifth Third Bancorp	4.490	2/23/2006	18,500,000
8,830,000	HSBC USA, Inc.	4.450	2/15/2006	8,830,000
9,250,000	Royal Bank of Scotland NY	4.390	2/15/2006	9,249,472
19,225,000	Wells Fargo & Company	4.460	2/15/2006	19,225,000
18,500,000	Wells Fargo & Company	4.540	3/3/2006	18,502,499

	Total Banking – Domestic			94,663,097

Banking – Foreign (3.8%)
9,600,000	Bank of Ireland	4.460	2/21/2006	9,600,000
10,950,000	BNP Paribas SA	4.504	2/27/2006	10,950,000
6,570,000	HBOS Treasury Services plc	4.527	3/30/2006	6,571,669
11,500,000	Royal Bank of Scotland plc	4.480	2/21/2006	11,500,000

	Total Banking – Foreign			38,621,669

Brokerage (2.9%)
22,200,000	Goldman Sachs Group, Inc.	4.700	3/21/2006	22,207,230
1,215,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	1,235,665
6,000,000	Merrill Lynch & Company, Inc.	4.637	2/13/2006	6,014,223

	Total Brokerage			29,457,118

Consumer Cyclical (4.1%)
14,800,000	American Honda Finance Corporation	4.502	2/15/2006	14,816,516
18,500,000	American Honda Finance Corporation	4.670	3/7/2006	18,504,966
8,760,000	American Honda Finance Corporation	4.520	4/10/2006	8,759,613

	Total Consumer Cyclical			42,081,095

Consumer Non-Cyclical (1.5%)
15,460,000	Procter & Gamble Company	4.450	3/9/2006	15,460,000

	Total Consumer Non-Cyclical			15,460,000

Finance (3.8%)
6,800,000	General Electric Capital Corporation	4.491	2/6/2006	6,800,289
11,000,000	Union Hamilton Special Funding, LLC	4.500	3/21/2006	11,000,000
21,900,000	Union Hamilton Special Funding, LLC	4.521	3/28/2006	21,900,000

	Total Finance			39,700,289

Insurance (3.7%)
19,325,000	Allstate Life Global Funding II	4.420	2/8/2006	19,325,000
19,225,000	Allstate Life Global Funding II	4.490	2/15/2006	19,225,000

	Total Insurance			38,550,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal
Amount	Variable Rate Notes (31.5%)(d)	Interest Rate(b)	Maturity Date	Value

U.S. Municipal (2.5%)

$7,445,000	Alaska Housing Finance Corporation Variable- Taxable
	Governmental Purpose Bonds (Series D) (MBIA Insured)	4.540%	2/2/2006	$7,445,000
8,000,000	Illinois Student Assistance Commission Student Loan
	Revenue Bonds	4.490	2/1/2006	8,000,000
10,000,000	Ohio State Air Quality Development Authority Revenue
	Bonds (Columbus and Southern) (Series B)	4.460	2/1/2006	10,000,000

	Total U.S. Municipal			25,445,000

	Total Variable Rate Notes			323,978,268

	Total Investments (at amortized cost)			$1,029,732,383

(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Money Market Fund.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT MUTUAL FUNDS NOTES TO SCHEDULE OF INVESTMENTS January 31, 2006 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and advisor follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Options — All Funds except the Money Market Fund may buy put and call options and write covered put and call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the fund securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Investments in High-Yielding Securities — The High Yield Fund and High Yield Fund II invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Thrivent Mutual Funds

U.S. Government Zero Coupon Target Fund, Series 2006

Schedule of Investments

As of January 31, 2006 (unaudited)(a)

	U.S. Government Zero Coupon Target Fund, Series 2006
	Schedule of Investments as of January 31, 2006 (unaudited)(a)
Principal		Yield to	Maturity	Market
Amount	Long-Term Fixed Income (100.0%)	Maturity	Date	Value

U.S. Zero Coupon (100.0%)

$1,458,000	U.S. Government Zero Coupon Bonds	4.460%	11/15/2006	$1,407,594

	Total Investments (100.0%)
	(amortized cost basis $1,370,117)			$1,407,594

(a) The categories of investments are shown as a percentage of total investments.

At January 31, 2006, the gross unrealized appreciation and gross unrealized depreciation of investments were $37,477 and $0, respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

1

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2006 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and advisor follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Options — All Funds except the Money Market Fund may buy put and call options and write covered put and call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the fund securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Investments in High-Yielding Securities — The High Yield Fund and High Yield Fund II invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

2

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 29, 2006	THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 29, 2006	By: /s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: March 29, 2006	By: /s/ Gerard V. Vaillancourt
-----------------------------------------
Gerard V. Vaillancourt
Treasurer